UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:                        Registrant is making a filing for 3 of its series, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, and Wells Fargo Advantage Short-Term Investment Portfolio. Each series has a February 28 fiscal year end.

Date of reporting period:                     May 31, 2014

ITEM 1. INVESTMENTS

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 27.50%
FFCB	0.39%	12-17-2015	$1,000,000	$999,705
FFCB	1.50	11-16-2015	2,220,000	2,259,907
FHLB	0.38	8-28-2015	5,000,000	5,011,835
FHLB	0.38	2-19-2016	8,500,000	8,505,984
FHLB	0.38	6-24-2016	2,000,000	1,996,620
FHLB	0.88	5-24-2017	1,000,000	1,000,996
FHLB	0.95	3-27-2017	1,000,000	1,000,539
FHLB	1.00	11-9-2017	500,000	496,657
FHLB	1.13	9-28-2016	1,000,000	1,009,957
FHLB	1.20	11-21-2018	1,000,000	978,894
FHLB	2.50	8-1-2027	173,896	176,679
FHLB	2.50	12-1-2027	88,501	89,917
FHLB	2.50	6-1-2028	103,140	104,790
FHLB	2.50	8-1-2028	1,007,481	1,023,603
FHLB	2.50	9-1-2028	4,659,279	4,733,837
FHLB	2.50	9-1-2028	454,511	462,120
FHLB	2.50	9-1-2028	3,047,013	3,095,771
FHLB	2.50	10-1-2028	962,202	977,599
FHLB	2.50	10-1-2028	155,486	157,974
FHLB	2.50	11-1-2028	2,887,928	2,934,140
FHLB	2.50	11-1-2028	810,423	823,391
FHLB	3.00	10-1-2042	9,288,645	9,187,289
FHLB	3.00	10-1-2042	760,424	752,126
FHLB	3.00	11-1-2042	4,630,643	4,580,116
FHLB	3.00	11-1-2042	473,306	470,487
FHLB	3.00	11-1-2042	248,198	245,951
FHLB	3.00	12-1-2042	236,329	233,750
FHLB	3.00	12-1-2042	120,559	119,244
FHLB	3.00	1-1-2043	9,180,733	9,097,556
FHLB	3.00	1-1-2043	178,510	176,560
FHLB	3.00	3-1-2043	94,051	93,024
FHLB	3.00	4-1-2043	9,355,949	9,253,782
FHLB	3.00	4-1-2043	762,778	754,447
FHLB	3.00	5-1-2043	143,098	141,535
FHLB	3.00	6-1-2043	380,408	376,253
FHLB	3.00	7-1-2043	2,108,167	2,085,143
FHLB	3.00	7-1-2043	662,423	655,189
FHLB	3.00	7-1-2043	181,109	179,131
FHLB	3.00	7-1-2043	2,547,519	2,519,696
FHLB	3.00	7-1-2043	189,647	187,576
FHLB	3.00	8-1-2043	93,583	92,561
FHLB	3.00	8-1-2043	27,909	27,604
FHLB	3.00	8-1-2043	704,776	697,079
FHLB	3.00	8-1-2043	2,209,707	2,185,574
FHLB	3.00	8-1-2043	391,493	389,161
FHLB	3.00	8-1-2043	157,329	155,611
FHLB	3.00	8-1-2043	176,210	174,286
FHLB	3.00	8-1-2043	103,884	102,749
FHLB	3.00	9-1-2043	2,749,209	2,719,184
FHLB	3.00	9-1-2043	296,429	293,191
FHLB	3.00	9-1-2043	319,536	316,046
FHLB	3.00	10-1-2043	207,986	205,715
FHLB	3.00	10-1-2043	257,113	254,305
FHLB	3.00	11-1-2043	79,527	78,659
FHLB	3.50	8-1-2020	280,878	296,814
FHLB	3.50	9-1-2020	54,113	57,283
FHLB	3.50	10-1-2020	332,962	352,445
FHLB	3.50	11-1-2020	657,033	695,525
FHLB	3.50	11-1-2020	365,559	386,984
FHLB	3.50	11-1-2020	474,242	502,036
FHLB	3.50	12-1-2020	348,818	369,266
FHLB	3.50	1-1-2021	21,214	22,459
FHLB	3.50	4-1-2021	20,044	21,221
FHLB	3.50	4-1-2021	415,669	440,047
FHLB	3.50	12-1-2025	5,237,154	5,539,569

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	3.50%	1-1-2029	$7,070,348	$7,475,589
FHLB	3.50	12-1-2042	3,444,909	3,546,761
FHLB	4.00	6-1-2024	34,308	36,589
FHLB	4.00	7-1-2025	530,609	566,951
FHLB	4.00	4-1-2026	2,720,624	2,910,567
FHLB	4.00	11-1-2040	4,569,304	4,839,100
FHLB	4.00	1-1-2041	7,624,828	8,075,039
FHLB	4.00	2-1-2041	3,453,926	3,657,999
FHLB	4.00	4-1-2041	5,569,611	5,903,838
FHLB	4.50	6-1-2014	2,388	2,529
FHLB	4.50	2-1-2024	88,914	95,943
FHLB	4.50	5-1-2024	92,590	99,812
FHLB	4.50	9-1-2024	33,715	36,385
FHLB	4.50	9-1-2024	68,530	73,932
FHLB	4.50	12-1-2024	122,218	131,903
FHLB	4.50	3-1-2039	777,182	840,713
FHLB	4.50	3-1-2039	125,225	135,462
FHLB	4.50	5-1-2039	184,725	199,825
FHLB	4.50	10-1-2039	124,155	134,304
FHLB	4.50	10-1-2039	116,672	126,210
FHLB	4.50	9-1-2040	110,475	119,546
FHLB	4.50	1-1-2041	369,231	399,414
FHLB	4.50	2-1-2041	1,137,986	1,231,010
FHLB	4.50	2-1-2041	7,298,722	7,945,148
FHLB	4.50	4-1-2041	3,315,017	3,586,286
FHLB	4.75	12-16-2016	1,000,000	1,103,118
FHLB	4.88	9-8-2017	1,000,000	1,123,899
FHLB	5.00	11-17-2017	2,000,000	2,266,780
FHLB	5.00	1-1-2032	2,619	2,885
FHLB	5.00	12-1-2034	9,229	10,189
FHLB	5.00	8-1-2035	625,756	690,507
FHLB	5.00	11-1-2035	599,998	661,839
FHLB	5.00	12-1-2035	6,918	7,619
FHLB	5.00	1-1-2036	26,095	28,738
FHLB	5.00	6-1-2036	692,240	764,612
FHLB	5.00	3-1-2037	6,259	6,893
FHLB	5.00	7-1-2037	16,621	18,305
FHLB	5.00	3-1-2038	557,148	613,582
FHLB	5.00	5-1-2038	28,959	31,892
FHLB	5.00	6-1-2038	6,376	7,022
FHLB	5.00	9-1-2038	592,516	652,533
FHLB	5.00	5-1-2039	34,267	37,802
FHLB	5.00	1-1-2040	2,076,327	2,295,556
FHLB	5.38	5-18-2016	3,250,000	3,561,860
FHLB	5.38	9-30-2022	100,000	120,978
FHLB	5.50	12-1-2035	973,483	1,088,185
FHLB	5.50	7-15-2036	600,000	775,040
FHLB	5.50	12-1-2036	450,998	500,399
FHLB	5.50	3-1-2037	96,700	107,379
FHLB	5.50	7-1-2037	1,784,873	1,989,005
FHLB	5.50	10-1-2037	5,056	5,609
FHLB	5.50	3-1-2038	39,747	44,101
FHLB	5.50	5-1-2038	288,054	319,607
FHLB	5.50	6-1-2038	81,139	90,027
FHLB	5.50	8-1-2038	98,574	109,724
FHLB	5.50	10-1-2038	6,803	7,550
FHLB	5.50	11-1-2038	230,661	258,335
FHLB	6.00	1-1-2032	21,594	24,142
FHLB	6.00	4-1-2033	35,305	39,992
FHLB	6.00	7-1-2036	45,707	51,483
FHLB	6.00	9-1-2036	287,877	323,558
FHLB	6.00	11-1-2036	385,958	433,547
FHLB	6.00	11-1-2036	27,680	30,915
FHLB	6.00	5-1-2037	200,329	224,121
FHLB	6.00	6-1-2037	223,585	250,138

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLB	6.00%	8-1-2037	$363,797	$406,522
FHLB	6.00	9-1-2037	121,529	135,733
FHLB	6.00	9-1-2037	2,979	3,327
FHLB	6.00	10-1-2037	20,698	23,117
FHLB	6.00	10-1-2037	24,437	27,301
FHLB	6.00	11-1-2037	96,051	107,326
FHLB	6.00	11-1-2037	62,626	69,978
FHLB	6.00	12-1-2037	93,430	104,396
FHLB	6.00	12-1-2037	72,449	80,916
FHLB	6.00	12-1-2037	162,973	182,021
FHLB	6.00	6-1-2038	123,522	138,509
FHLB	6.00	7-1-2038	71,673	80,050
FHLB	6.00	12-1-2039	92,088	102,865
FHLB	6.00	5-1-2040	1,673,366	1,869,398
FHLMC	0.50	5-27-2016	1,000,000	1,000,782
FHLMC	0.70	9-27-2016	250,000	250,089
FHLMC	0.75	1-12-2018	2,000,000	1,972,160
FHLMC	0.85	7-29-2016	150,000	150,170
FHLMC	0.88	3-7-2018	2,000,000	1,975,990
FHLMC	1.00	9-27-2017	250,000	249,221
FHLMC	1.00	9-29-2017	2,000,000	2,001,140
FHLMC	1.25	8-1-2019	2,000,000	1,957,502
FHLMC	1.25	10-2-2019	5,000,000	4,882,365
FHLMC	1.75	9-10-2015	1,000,000	1,019,838
FHLMC	2.00	8-25-2016	1,000,000	1,035,764
FHLMC	2.00	7-30-2019	100,000	101,384
FHLMC ±	2.23	6-1-2038	640,093	678,100
FHLMC	2.38	1-13-2022	6,080,000	6,078,881
FHLMC %%	2.50	6-1-2029	15,000,000	15,220,313
FHLMC ±	2.75	10-1-2036	125,891	134,823
FHLMC	3.00	9-1-2021	835,198	871,961
FHLMC	3.00	4-1-2022	705,851	736,997
FHLMC	3.00	9-1-2026	149,931	155,651
FHLMC	3.00	10-1-2026	3,111,760	3,230,475
FHLMC	3.00	11-1-2026	316,189	328,252
FHLMC	3.00	11-1-2026	52,405	54,404
FHLMC	3.00	11-1-2026	852,205	884,717
FHLMC	3.00	12-1-2026	6,217,732	6,454,941
FHLMC	3.00	12-1-2026	23,549	24,447
FHLMC	3.00	12-1-2026	1,715,945	1,781,409
FHLMC	3.00	1-1-2027	3,072,025	3,189,224
FHLMC	3.00	3-1-2027	682,305	708,335
FHLMC	3.00	8-1-2027	2,079,508	2,158,842
FHLMC	3.00	4-1-2028	74,010	76,855
FHLMC	3.00	3-1-2043	5,644,461	5,582,818
FHLMC %%	3.50	6-1-2029	3,000,000	3,167,578
FHLMC	3.50	2-1-2042	13,849,947	14,259,437
FHLMC	3.50	10-1-2042	737,275	759,073
FHLMC	3.50	10-1-2042	6,975,999	7,182,253
FHLMC	3.50	7-1-2043	5,781,663	5,952,604
FHLMC	3.50	8-1-2043	8,997,161	9,263,172
FHLMC	3.50	1-1-2044	4,961,279	5,107,965
FHLMC %%	3.50	6-1-2044	14,000,000	14,395,937
FHLMC	3.75	3-27-2019	2,900,000	3,200,579
FHLMC	4.00	5-1-2023	63,082	67,566
FHLMC	4.00	2-1-2024	149,089	159,704
FHLMC	4.00	5-1-2024	82,889	88,402
FHLMC	4.00	5-1-2024	147,519	156,977
FHLMC	4.00	8-1-2024	210,291	224,284
FHLMC	4.00	1-1-2025	357,467	381,253
FHLMC	4.00	2-1-2025	306,790	327,797
FHLMC	4.00	3-1-2025	1,921,107	2,052,645
FHLMC	4.00	5-1-2025	908,128	970,322
FHLMC	4.00	6-1-2025	169,247	180,820
FHLMC	4.00	6-1-2025	665,684	711,268

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	4.00%	7-1-2025	$20,829	$22,255
FHLMC	4.00	8-1-2025	128,073	136,846
FHLMC	4.00	10-1-2025	52,263	55,843
FHLMC	4.00	3-1-2026	380,655	404,921
FHLMC	4.00	4-1-2026	588,833	629,942
FHLMC	4.00	5-1-2026	428,497	458,422
FHLMC	4.00	5-1-2029	363,045	387,782
FHLMC	4.00	9-1-2031	456,118	487,343
FHLMC	4.00	10-1-2033	15,217	16,173
FHLMC	4.00	8-1-2036	6,770	7,169
FHLMC	4.00	4-1-2039	676,469	718,816
FHLMC	4.00	5-1-2039	284,023	300,793
FHLMC	4.00	6-1-2039	251,576	266,430
FHLMC	4.00	2-1-2040	412,845	437,222
FHLMC	4.00	9-1-2040	2,091,956	2,215,476
FHLMC	4.00	10-1-2040	9,653	10,223
FHLMC	4.00	10-1-2040	464,724	492,164
FHLMC	4.00	10-1-2040	1,831,260	1,941,093
FHLMC	4.00	11-1-2040	253,381	268,342
FHLMC	4.00	12-1-2040	113,725	120,440
FHLMC	4.00	12-1-2040	5,676,436	6,012,192
FHLMC	4.00	4-1-2041	29,762	31,519
FHLMC	4.00	6-1-2041	11,362	12,033
FHLMC	4.00	6-1-2041	477,219	505,396
FHLMC	4.00	10-1-2041	51,213	54,237
FHLMC	4.00	10-1-2041	281,824	298,465
FHLMC	4.00	11-1-2041	341,944	362,135
FHLMC	4.00	11-1-2041	72,216	76,480
FHLMC	4.00	11-1-2041	40,852	43,264
FHLMC	4.00	11-1-2041	29,271	30,999
FHLMC	4.00	11-1-2041	395,656	419,018
FHLMC	4.00	1-1-2042	2,937,428	3,110,870
FHLMC	4.00	1-1-2042	133,145	141,006
FHLMC	4.00	2-1-2042	59,257	62,755
FHLMC %%	4.00	6-1-2044	22,500,000	23,797,265
FHLMC	4.38	7-17-2015	4,750,000	4,974,813
FHLMC	4.50	4-1-2018	45,384	48,170
FHLMC	4.50	8-1-2018	675,430	716,902
FHLMC	4.50	10-1-2018	137,611	146,060
FHLMC	4.50	4-1-2024	96,595	104,457
FHLMC	4.50	8-1-2024	668,415	721,323
FHLMC	4.50	11-1-2024	229,348	247,529
FHLMC	4.50	2-1-2025	762,598	823,093
FHLMC	4.50	8-1-2035	57,303	62,064
FHLMC	4.50	9-1-2035	80,984	87,684
FHLMC	4.50	1-1-2037	92,032	99,555
FHLMC	4.50	10-1-2038	385,499	417,012
FHLMC	4.50	2-1-2039	41,692	45,100
FHLMC	4.50	5-1-2039	71,000	76,804
FHLMC	4.50	6-1-2039	2,518,108	2,723,949
FHLMC	4.50	9-1-2039	1,599,367	1,730,107
FHLMC	4.50	10-1-2039	253,539	274,265
FHLMC	4.50	10-1-2039	309,072	334,336
FHLMC	4.50	1-1-2040	2,548,967	2,790,653
FHLMC	4.50	2-1-2040	7,837,614	8,534,546
FHLMC	4.50	3-1-2040	3,450,408	3,779,181
FHLMC	4.50	8-1-2040	1,610,134	1,741,753
FHLMC	4.50	9-1-2040	368,592	398,722
FHLMC	4.50	9-1-2040	3,229,527	3,535,187
FHLMC	4.50	2-1-2041	92,449	100,014
FHLMC	4.50	4-1-2041	4,185,518	4,527,661
FHLMC	4.50	7-1-2041	209,031	226,136
FHLMC	4.50	10-1-2041	1,551,479	1,678,304
FHLMC	4.75	11-17-2015	2,000,000	2,132,262
FHLMC	4.88	6-13-2018	1,700,000	1,941,723

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	7-1-2022	$616	$653
FHLMC	5.00	6-1-2023	38,044	41,203
FHLMC	5.00	6-1-2023	6,467	6,866
FHLMC	5.00	6-1-2023	13,558	14,685
FHLMC	5.00	10-1-2023	2,666	2,831
FHLMC	5.00	8-1-2033	1,606,078	1,786,815
FHLMC	5.00	11-1-2033	154,831	170,663
FHLMC	5.00	3-1-2034	115,852	128,036
FHLMC	5.00	7-1-2035	643,271	710,214
FHLMC	5.00	8-1-2035	192,725	212,640
FHLMC	5.00	9-1-2035	847,825	948,726
FHLMC	5.00	4-1-2036	79,392	87,699
FHLMC	5.00	12-1-2036	60,464	66,589
FHLMC	5.00	2-1-2037	85,128	93,751
FHLMC	5.00	3-1-2039	491,732	546,852
FHLMC	5.00	8-1-2039	1,114,688	1,235,949
FHLMC	5.00	8-1-2039	5,700,967	6,305,078
FHLMC	5.00	9-1-2039	1,644,276	1,817,377
FHLMC	5.00	12-1-2039	2,316,940	2,578,957
FHLMC	5.00	6-1-2040	4,669,149	5,178,946
FHLMC	5.00	6-1-2040	4,649,483	5,157,161
FHLMC	5.13	11-17-2017	1,000,000	1,138,639
FHLMC	5.25	4-18-2016	650,000	709,669
FHLMC ±	5.36	4-1-2037	53,202	57,286
FHLMC	5.50	7-18-2016	650,000	720,047
FHLMC	5.50	12-1-2016	16,683	17,715
FHLMC	5.50	8-1-2017	1,175	1,248
FHLMC	5.50	8-23-2017	3,000,000	3,425,844
FHLMC	5.50	9-1-2017	22,980	24,402
FHLMC	5.50	10-1-2017	1,549	1,645
FHLMC	5.50	11-1-2017	22,659	24,061
FHLMC	5.50	11-1-2017	21,826	23,176
FHLMC	5.50	12-1-2017	660,630	701,511
FHLMC	5.50	3-1-2018	30,784	32,689
FHLMC	5.50	2-1-2019	295,190	313,457
FHLMC	5.50	12-1-2033	245,731	275,666
FHLMC	5.50	12-1-2034	251,013	280,933
FHLMC	5.50	1-1-2035	754,915	838,770
FHLMC	5.50	6-1-2035	574,793	642,937
FHLMC	5.50	1-1-2036	47,496	52,940
FHLMC	5.50	1-1-2036	122,656	136,092
FHLMC	5.50	2-1-2036	157,891	175,973
FHLMC	5.50	12-1-2036	197,274	219,019
FHLMC	5.50	2-1-2037	200,988	223,003
FHLMC	5.50	3-1-2037	198,414	220,333
FHLMC	5.50	4-1-2037	43,990	48,809
FHLMC	5.50	1-1-2038	493,947	548,143
FHLMC	5.50	2-1-2038	627,428	696,155
FHLMC	5.50	4-1-2038	598,253	667,777
FHLMC	5.50	5-1-2038	73,892	81,986
FHLMC	5.50	5-1-2038	1,404,531	1,558,379
FHLMC	5.50	5-1-2038	426,795	476,049
FHLMC	5.50	5-1-2038	2,016,234	2,237,086
FHLMC	5.50	6-1-2038	12,008	13,324
FHLMC	5.50	7-1-2038	281,108	311,900
FHLMC	5.50	7-1-2038	356,095	395,100
FHLMC	5.50	8-1-2038	486,357	539,631
FHLMC	5.50	8-1-2038	100,964	112,024
FHLMC	5.50	9-1-2038	151,464	168,055
FHLMC	5.50	9-1-2038	71,806	79,671
FHLMC	5.50	1-1-2039	232,540	258,011
FHLMC	5.50	8-1-2039	885,487	988,861
FHLMC	5.50	11-1-2039	1,583,771	1,761,323
FHLMC	5.50	3-1-2040	3,020,223	3,351,049
FHLMC	5.50	4-1-2040	2,028,731	2,250,953

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC ±	5.54%	8-1-2038	$161,384	$165,652
FHLMC	6.00	9-1-2023	110,531	123,309
FHLMC	6.00	11-1-2033	402,680	456,213
FHLMC	6.00	7-1-2034	330,671	374,554
FHLMC	6.00	1-1-2036	58,161	65,827
FHLMC	6.00	2-1-2036	559,353	630,700
FHLMC	6.00	11-1-2036	120,661	135,079
FHLMC	6.00	12-1-2036	47,667	53,561
FHLMC	6.00	2-1-2037	3,626	4,061
FHLMC	6.00	3-1-2037	195,552	218,736
FHLMC	6.00	3-1-2037	26,071	29,118
FHLMC	6.00	4-1-2037	2,371	2,649
FHLMC	6.00	8-1-2037	26,095	29,192
FHLMC	6.00	8-1-2037	161,624	181,303
FHLMC	6.00	8-1-2037	57,930	64,701
FHLMC	6.00	8-1-2037	70,642	78,931
FHLMC	6.00	8-1-2037	166,205	185,704
FHLMC	6.00	9-1-2037	7,567	8,457
FHLMC	6.00	9-1-2037	34,756	38,839
FHLMC	6.00	10-1-2037	49,817	55,639
FHLMC	6.00	10-1-2037	41,809	46,695
FHLMC	6.00	10-1-2037	938,819	1,048,543
FHLMC	6.00	11-1-2037	30,661	34,244
FHLMC	6.00	11-1-2037	162,352	181,344
FHLMC	6.00	12-1-2037	551,451	615,902
FHLMC	6.00	12-1-2037	83,750	93,538
FHLMC	6.00	1-1-2038	37,101	41,466
FHLMC	6.00	2-1-2038	26,576	29,682
FHLMC	6.00	2-1-2038	86,343	96,434
FHLMC	6.00	5-1-2038	75,052	83,915
FHLMC	6.00	6-1-2038	42,255	47,194
FHLMC	6.00	6-1-2038	54,539	60,913
FHLMC	6.00	6-1-2038	54,807	61,213
FHLMC	6.00	7-1-2038	115,252	128,722
FHLMC	6.00	7-1-2038	620,765	693,317
FHLMC	6.00	8-1-2038	60,310	67,358
FHLMC	6.00	8-1-2038	135,191	150,991
FHLMC	6.00	9-1-2038	51,216	57,202
FHLMC	6.00	9-1-2038	80,056	89,412
FHLMC	6.00	9-1-2038	67,829	75,756
FHLMC	6.00	10-1-2038	58,338	65,156
FHLMC	6.00	11-1-2038	50,331	56,214
FHLMC	6.00	12-1-2038	1,807	2,019
FHLMC	6.00	3-1-2039	34,493	38,524
FHLMC	6.00	6-1-2039	4,896	5,472
FHLMC	6.25	7-15-2032	500,000	692,930
FHLMC	6.50	6-1-2036	44,561	50,232
FHLMC	6.50	10-1-2037	86,989	98,058
FHLMC	6.50	12-1-2037	141,839	160,419
FHLMC	6.50	3-1-2038	29,154	32,865
FHLMC	6.50	3-1-2038	142,140	160,229
FHLMC	6.50	1-1-2039	36,124	41,358
FHLMC	6.50	4-1-2039	287,920	324,559
FHLMC	6.50	4-1-2039	392,654	442,622
FHLMC	6.75	3-15-2031	1,000,000	1,437,131
FICO	9.65	11-2-2018	500,000	671,585
FNMA	5.00	12-1-2035	8,675	9,603
FNMA ¤	0.00	6-1-2017	300,000	290,843
FNMA ¤	0.00	10-9-2019	200,000	176,114
FNMA	0.38	12-21-2015	2,000,000	2,003,178
FNMA	0.50	7-2-2015	2,500,000	2,510,125
FNMA	0.50	3-30-2016	2,000,000	2,005,984
FNMA	0.52	5-20-2016	500,000	499,216
FNMA	0.63	8-26-2016	1,000,000	1,002,662
FNMA	0.75	4-20-2017	2,000,000	1,999,452

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	0.88%	10-26-2017	$2,250,000	$2,238,374
FNMA	0.88	12-20-2017	2,000,000	1,983,848
FNMA	0.88	2-8-2018	1,000,000	989,256
FNMA	0.88	5-21-2018	2,000,000	1,969,448
FNMA	0.90	11-7-2017	250,000	247,631
FNMA	0.95	8-23-2017	1,000,000	998,219
FNMA	1.00	5-21-2018	100,000	98,326
FNMA	1.13	4-27-2017	1,000,000	1,009,504
FNMA	1.25	9-28-2016	1,000,000	1,017,423
FNMA	1.38	11-15-2016	2,000,000	2,039,080
FNMA	1.55	10-29-2019	1,000,000	979,871
FNMA	1.63	10-26-2015	1,000,000	1,019,845
FNMA	1.63	11-27-2018	2,000,000	2,013,754
FNMA	1.70	10-4-2019	125,000	123,959
FNMA	1.75	1-30-2019	200,000	201,963
FNMA	1.75	5-30-2019	2,000,000	2,012,292
FNMA	1.88	10-15-2015	200,000	204,455
FNMA	1.88	2-19-2019	3,000,000	3,044,937
FNMA	2.20	10-25-2022	150,000	143,634
FNMA	2.25	10-17-2022	1,000,000	959,844
FNMA ±	2.26	10-1-2037	454,810	487,741
FNMA ±	2.32	4-1-2036	113,431	121,945
FNMA ±	2.36	3-1-2037	113,512	120,474
FNMA	2.38	7-28-2015	3,500,000	3,589,082
FNMA	2.38	4-11-2016	1,000,000	1,036,496
FNMA ±	2.41	4-1-2038	92,663	98,951
FNMA ±	2.47	1-1-2037	20,458	21,931
FNMA	2.50	10-1-2027	3,622,532	3,692,001
FNMA	2.50	3-1-2028	4,199,706	4,280,342
FNMA	2.50	4-1-2028	6,774,604	6,891,457
FNMA	2.50	7-1-2028	9,762,629	9,931,021
FNMA	2.50	7-1-2028	9,278,173	9,438,209
FNMA	2.50	7-1-2028	6,305,624	6,414,388
FNMA	2.50	10-1-2028	7,192,084	7,316,137
FNMA %%	2.50	6-1-2029	5,500,000	5,587,656
FNMA	2.50	1-1-2038	335,858	319,040
FNMA	2.50	10-1-2042	604,727	574,428
FNMA	2.50	11-1-2042	73,772	70,075
FNMA	2.50	2-1-2043	240,473	228,424
FNMA	2.50	3-1-2043	254,426	241,679
FNMA	2.50	3-1-2043	143,792	136,587
FNMA	2.50	3-1-2043	284,979	270,700
FNMA	2.50	4-1-2043	188,572	179,124
FNMA	2.50	4-1-2043	402,829	382,644
FNMA	2.50	8-1-2043	1,408,011	1,337,459
FNMA	2.50	8-1-2043	336,731	319,858
FNMA	2.50	8-1-2043	641,527	609,380
FNMA ±	2.52	12-1-2036	18,462	19,614
FNMA ±	2.53	6-1-2035	148,212	157,752
FNMA ±	2.55	3-1-2036	57,673	57,924
FNMA ±	2.66	2-1-2042	3,958,313	4,137,371
FNMA ±	2.99	3-1-2041	2,425,646	2,576,041
FNMA	3.00	10-1-2021	7,273,881	7,611,812
FNMA	3.00	8-1-2026	273,276	284,406
FNMA	3.00	9-1-2026	163,381	170,035
FNMA	3.00	11-1-2026	249,468	259,629
FNMA	3.00	11-1-2026	2,577,525	2,682,504
FNMA	3.00	2-1-2027	1,529,713	1,592,016
FNMA	3.00	2-1-2027	155,246	161,569
FNMA	3.00	4-1-2027	291,177	303,036
FNMA	3.00	5-1-2027	349,289	363,515
FNMA	3.00	6-1-2027	231,873	241,317
FNMA	3.00	7-1-2027	543,227	565,351
FNMA	3.00	7-1-2027	405,170	421,672
FNMA	3.00	8-1-2027	2,668,838	2,777,535

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	3.00%	8-1-2027	$15,111,661	$15,727,134
FNMA	3.00	8-1-2027	2,724,251	2,835,205
FNMA	3.00	9-1-2027	2,021,180	2,103,499
FNMA	3.00	9-1-2027	1,954,921	2,034,541
FNMA	3.00	9-1-2027	8,471,911	8,816,958
FNMA	3.00	9-1-2027	3,163,806	3,292,662
FNMA	3.00	10-1-2027	3,800,576	3,955,368
FNMA	3.00	9-1-2042	2,678,786	2,652,496
FNMA	3.00	9-1-2042	501,082	496,164
FNMA	3.00	9-1-2042	705,833	698,906
FNMA	3.00	9-1-2042	42,650	42,231
FNMA	3.00	10-1-2042	1,271,821	1,259,339
FNMA	3.00	10-1-2042	4,979,699	4,930,827
FNMA	3.00	10-1-2042	4,746,322	4,708,502
FNMA	3.00	11-1-2042	9,182,593	9,092,473
FNMA	3.00	12-1-2042	9,246,269	9,172,592
FNMA	3.00	1-1-2043	9,277,366	9,186,316
FNMA	3.00	2-1-2043	9,461,049	9,368,197
FNMA	3.00	3-1-2043	11,224,713	11,114,552
FNMA	3.00	4-1-2043	9,492,343	9,399,184
FNMA	3.00	5-1-2043	9,546,316	9,452,626
FNMA	3.00	5-1-2043	2,388,864	2,365,419
FNMA	3.00	6-1-2043	4,847,283	4,804,116
FNMA	3.00	7-1-2043	9,590,928	9,496,801
FNMA %%	3.00	6-1-2044	5,000,000	4,946,094
FNMA ±	3.08	3-1-2041	3,318,713	3,521,752
FNMA	3.40	9-27-2032	250,000	232,995
FNMA ±	3.46	10-1-2040	2,607,495	2,757,765
FNMA	3.50	11-1-2025	2,528,525	2,676,250
FNMA	3.50	12-1-2025	6,267,456	6,637,902
FNMA	3.50	12-1-2026	9,579,213	10,138,864
FNMA %%	3.50	6-1-2029	12,000,000	12,686,250
FNMA	3.50	1-1-2036	28,125	29,001
FNMA	3.50	10-1-2040	1,709,344	1,762,586
FNMA	3.50	12-1-2040	220,019	226,872
FNMA	3.50	1-1-2041	45,893	47,322
FNMA	3.50	1-1-2041	120,516	124,270
FNMA	3.50	1-1-2041	47,226	48,697
FNMA	3.50	1-1-2041	436,005	449,586
FNMA	3.50	1-1-2041	1,323,403	1,364,624
FNMA	3.50	2-1-2041	597,678	616,670
FNMA	3.50	2-1-2041	36,749	37,894
FNMA	3.50	2-1-2041	3,113,881	3,210,872
FNMA	3.50	2-1-2041	588,717	607,054
FNMA	3.50	9-1-2042	13,091,581	13,499,356
FNMA	3.50	9-1-2042	8,516,266	8,781,530
FNMA	3.50	10-1-2042	6,690,106	6,898,488
FNMA	3.50	12-1-2042	1,478,052	1,524,091
FNMA	3.50	4-1-2043	6,685,842	6,894,092
FNMA	3.50	5-1-2043	453,838	467,974
FNMA	3.50	5-1-2043	495,802	511,246
FNMA	3.50	6-1-2043	699,306	721,088
FNMA	3.50	7-1-2043	9,539,743	9,836,886
FNMA	3.50	7-1-2043	11,647,956	12,010,766
FNMA	3.50	8-1-2043	1,392,458	1,435,831
FNMA	3.50	9-1-2043	753,266	776,728
FNMA	3.50	9-1-2043	489,862	505,121
FNMA	3.50	1-1-2044	9,876,819	10,184,461
FNMA %%	3.50	6-1-2044	26,500,000	27,289,621
FNMA	4.00	8-1-2018	1,303,014	1,386,315
FNMA	4.00	8-1-2018	928,580	987,491
FNMA	4.00	8-1-2018	736,953	783,885
FNMA	4.00	8-1-2018	584,641	621,853
FNMA	4.00	9-1-2018	5,957	6,334
FNMA	4.00	2-1-2019	139,678	148,670

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	4-1-2019	$95,301	$101,386
FNMA	4.00	5-1-2019	41,056	43,724
FNMA	4.00	7-1-2019	654,696	696,213
FNMA	4.00	10-1-2020	42,653	45,355
FNMA	4.00	5-1-2021	328,175	349,488
FNMA	4.00	6-1-2021	350,735	373,388
FNMA	4.00	2-1-2024	11,598	12,424
FNMA	4.00	3-1-2024	594,959	637,090
FNMA	4.00	4-1-2024	1,039,325	1,113,230
FNMA	4.00	5-1-2024	41,590	44,549
FNMA	4.00	6-1-2024	224,538	240,469
FNMA	4.00	6-1-2024	354,469	379,696
FNMA	4.00	6-1-2024	101,989	109,222
FNMA	4.00	6-1-2024	122,452	131,167
FNMA	4.00	9-1-2024	92,242	98,808
FNMA	4.00	10-1-2024	85,995	92,115
FNMA	4.00	2-1-2025	607,055	650,318
FNMA	4.00	3-1-2025	2,452,777	2,633,628
FNMA	4.00	3-1-2025	101,325	108,175
FNMA	4.00	7-1-2025	1,622,589	1,732,299
FNMA	4.00	1-1-2026	88,386	94,371
FNMA	4.00	5-1-2026	1,647,689	1,765,233
FNMA	4.00	7-1-2026	697,950	745,162
FNMA %%	4.00	6-1-2029	5,000,000	5,317,188
FNMA	4.00	2-1-2039	90,326	95,781
FNMA	4.00	2-1-2039	392,740	416,456
FNMA	4.00	3-1-2039	53,701	56,944
FNMA	4.00	8-1-2039	382,095	405,168
FNMA	4.00	8-1-2039	1,369,775	1,452,488
FNMA	4.00	8-1-2039	625,114	662,861
FNMA	4.00	8-1-2039	3,763,194	4,003,627
FNMA	4.00	11-1-2039	34,136	36,197
FNMA	4.00	1-1-2040	391,518	415,159
FNMA	4.00	1-1-2040	342,178	362,840
FNMA	4.00	3-1-2040	15,613	16,556
FNMA	4.00	3-1-2040	535,354	567,681
FNMA	4.00	4-1-2040	2,254,253	2,390,374
FNMA	4.00	8-1-2040	92,145	97,709
FNMA	4.00	8-1-2040	1,674,350	1,775,454
FNMA	4.00	8-1-2040	489,868	519,448
FNMA	4.00	8-1-2040	900,759	955,151
FNMA	4.00	9-1-2040	25,469	27,007
FNMA	4.00	9-1-2040	22,150	23,488
FNMA	4.00	9-1-2040	110,180	116,833
FNMA	4.00	10-1-2040	49,779	52,785
FNMA	4.00	10-1-2040	260,290	276,007
FNMA	4.00	10-1-2040	711,090	754,028
FNMA	4.00	10-1-2040	58,069	61,576
FNMA	4.00	11-1-2040	469,450	497,797
FNMA	4.00	11-1-2040	214,307	227,248
FNMA	4.00	11-1-2040	319,780	339,090
FNMA	4.00	11-1-2040	49,592	52,587
FNMA	4.00	11-1-2040	31,940	33,868
FNMA	4.00	11-1-2040	428,753	454,643
FNMA	4.00	11-1-2040	85,872	91,058
FNMA	4.00	11-1-2040	3,792,161	4,021,147
FNMA	4.00	12-1-2040	30,037	31,850
FNMA	4.00	12-1-2040	120,984	128,290
FNMA	4.00	12-1-2040	432,026	458,114
FNMA	4.00	12-1-2040	16,039	17,007
FNMA	4.00	12-1-2040	176,887	187,568
FNMA	4.00	12-1-2040	92,052	97,611
FNMA	4.00	12-1-2040	498,552	528,656
FNMA	4.00	12-1-2040	1,037,921	1,100,595
FNMA	4.00	12-1-2040	3,391,409	3,605,793

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.00%	1-1-2041	$12,289	$13,031
FNMA	4.00	1-1-2041	93,244	98,874
FNMA	4.00	1-1-2041	5,096,936	5,404,710
FNMA	4.00	2-1-2041	415,627	440,724
FNMA	4.00	2-1-2041	233,141	247,219
FNMA	4.00	2-1-2041	5,566,715	5,902,856
FNMA	4.00	3-1-2041	138,204	146,550
FNMA	4.00	3-1-2041	2,720,848	2,885,144
FNMA	4.00	4-1-2041	347,042	367,998
FNMA	4.00	5-1-2041	5,821,538	6,173,066
FNMA	4.00	7-1-2041	24,366	25,860
FNMA	4.00	7-1-2041	131,921	139,887
FNMA	4.00	8-1-2041	29,120	30,917
FNMA	4.00	8-1-2041	409,617	434,351
FNMA	4.00	10-1-2041	1,804,403	1,914,829
FNMA	4.00	10-1-2041	1,731,548	1,837,518
FNMA	4.00	10-1-2041	282,744	300,086
FNMA	4.00	10-1-2041	145,935	154,747
FNMA	4.00	11-1-2041	421,309	447,206
FNMA	4.00	11-1-2041	1,424,836	1,512,329
FNMA	4.00	12-1-2041	468,345	497,345
FNMA	4.00	12-1-2041	266,606	283,063
FNMA	4.00	12-1-2041	316,184	335,730
FNMA	4.00	1-1-2042	17,721	18,791
FNMA	4.00	1-1-2042	96,667	102,544
FNMA	4.00	2-1-2042	142,283	152,166
FNMA	4.00	2-1-2042	20,658	21,934
FNMA	4.00	2-1-2042	155,588	165,187
FNMA	4.00	2-1-2042	5,260,322	5,582,253
FNMA	4.00	4-1-2042	1,907,716	2,025,551
FNMA	4.00	7-1-2042	82,800	87,800
FNMA	4.00	10-1-2043	9,557,163	10,134,264
FNMA	4.00	10-1-2043	6,787,264	7,197,107
FNMA %%	4.00	6-1-2044	34,750,000	36,802,144
FNMA	4.38	10-15-2015	1,000,000	1,056,883
FNMA	4.50	11-1-2014	173	184
FNMA	4.50	5-1-2015	5,140	5,458
FNMA	4.50	3-1-2018	31,441	33,423
FNMA	4.50	4-1-2018	143,275	152,336
FNMA	4.50	12-1-2018	18,610	19,786
FNMA	4.50	5-1-2019	16,710	17,767
FNMA	4.50	1-1-2020	35,575	37,843
FNMA	4.50	8-1-2020	17,329	18,450
FNMA	4.50	10-1-2020	61,532	65,509
FNMA	4.50	10-1-2020	32,918	34,992
FNMA	4.50	12-1-2020	82,773	88,187
FNMA	4.50	1-1-2021	52,519	55,825
FNMA	4.50	3-1-2022	66,041	70,211
FNMA	4.50	3-1-2022	450,383	478,884
FNMA	4.50	5-1-2022	15,579	16,561
FNMA	4.50	11-1-2022	91,470	97,446
FNMA	4.50	2-1-2023	364,474	388,795
FNMA	4.50	3-1-2023	7,541	8,049
FNMA	4.50	3-1-2023	32,100	34,244
FNMA	4.50	3-1-2023	191,719	204,587
FNMA	4.50	5-1-2023	117,730	125,105
FNMA	4.50	5-1-2023	55,056	58,752
FNMA	4.50	5-1-2023	28,582	30,507
FNMA	4.50	5-1-2023	15,108	16,043
FNMA	4.50	6-1-2023	240,858	257,080
FNMA	4.50	12-1-2023	130,121	139,611
FNMA	4.50	3-1-2024	20,852	22,231
FNMA	4.50	5-1-2024	25,690	27,556
FNMA	4.50	5-1-2024	353,301	377,074
FNMA	4.50	7-1-2024	1,360,094	1,459,508

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	8-1-2024	$9,881	$10,594
FNMA	4.50	8-1-2024	166,882	179,049
FNMA	4.50	8-1-2024	108,236	116,149
FNMA	4.50	1-1-2025	1,629,514	1,748,698
FNMA	4.50	3-1-2025	1,741,143	1,859,977
FNMA	4.50	3-1-2025	101,213	107,977
FNMA	4.50	4-1-2025	44,930	48,603
FNMA	4.50	4-1-2025	186,039	199,659
FNMA	4.50	10-1-2025	254,239	275,023
FNMA	4.50	2-1-2026	186,010	201,217
FNMA	4.50	2-1-2026	44,482	47,304
FNMA	4.50	4-1-2026	746,723	801,309
FNMA	4.50	5-1-2026	65,173	69,943
FNMA	4.50	6-1-2026	28,790	30,620
FNMA	4.50	4-1-2028	51,707	55,934
FNMA	4.50	4-1-2028	24,844	26,875
FNMA	4.50	4-1-2028	74,238	80,308
FNMA	4.50	3-1-2029	50,374	54,492
FNMA	4.50	5-1-2029	5,523,103	5,974,628
FNMA	4.50	10-1-2029	377,410	409,963
FNMA	4.50	9-1-2033	384,616	417,371
FNMA	4.50	4-1-2035	89,081	96,364
FNMA	4.50	5-1-2035	21,827	23,645
FNMA	4.50	7-1-2035	4,539	4,910
FNMA	4.50	8-1-2035	11,381	12,311
FNMA	4.50	9-1-2035	499,587	540,429
FNMA	4.50	9-1-2035	36,815	39,830
FNMA	4.50	9-1-2035	2,527,876	2,734,534
FNMA	4.50	10-1-2035	98,610	106,671
FNMA	4.50	3-1-2038	771,539	834,614
FNMA	4.50	2-1-2039	30,010	32,464
FNMA	4.50	2-1-2039	75,775	81,969
FNMA	4.50	2-1-2039	378,708	409,668
FNMA	4.50	2-1-2039	18,739	20,271
FNMA	4.50	3-1-2039	1,466,758	1,586,668
FNMA	4.50	3-1-2039	1,798,313	1,945,329
FNMA	4.50	4-1-2039	544,346	588,848
FNMA	4.50	4-1-2039	11,031	11,932
FNMA	4.50	4-1-2039	1,672,115	1,808,813
FNMA	4.50	4-1-2039	1,771,005	1,915,788
FNMA	4.50	5-1-2039	745,097	814,978
FNMA	4.50	5-1-2039	2,051,044	2,239,969
FNMA	4.50	6-1-2039	1,161,581	1,256,542
FNMA	4.50	9-1-2039	1,805,363	1,973,726
FNMA	4.50	12-1-2039	199,606	215,924
FNMA	4.50	2-1-2040	2,844,667	3,077,224
FNMA	4.50	2-1-2040	3,858,455	4,222,190
FNMA	4.50	3-1-2040	2,984,360	3,267,946
FNMA	4.50	5-1-2040	2,702,216	2,951,730
FNMA	4.50	5-1-2040	1,181,302	1,286,060
FNMA	4.50	6-1-2040	1,012,141	1,094,885
FNMA	4.50	8-1-2040	297,053	321,425
FNMA	4.50	8-1-2040	2,852,012	3,085,170
FNMA	4.50	9-1-2040	38,631	41,789
FNMA	4.50	10-1-2040	2,822,327	3,053,916
FNMA	4.50	10-1-2040	446,767	483,310
FNMA	4.50	11-1-2040	2,061,339	2,230,467
FNMA	4.50	2-1-2041	8,613,308	9,318,150
FNMA	4.50	2-1-2041	6,524,611	7,060,023
FNMA	4.50	4-1-2041	1,844,479	2,000,936
FNMA	4.50	5-1-2041	14,135	15,394
FNMA %%	4.50	6-1-2044	19,000,000	20,537,813
FNMA	4.88	12-15-2016	950,000	1,051,220
FNMA	5.00	12-1-2014	43,684	46,384
FNMA	5.00	8-1-2015	139,070	147,666

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	11-1-2015	$153,705	$163,205
FNMA	5.00	2-13-2017	500,000	557,201
FNMA	5.00	5-11-2017	1,200,000	1,346,046
FNMA	5.00	12-1-2017	406,759	432,104
FNMA	5.00	6-1-2018	266,223	283,127
FNMA	5.00	10-1-2018	166,432	177,058
FNMA	5.00	11-1-2018	57,487	61,167
FNMA	5.00	6-1-2019	128,895	137,794
FNMA	5.00	9-1-2019	325,075	345,581
FNMA	5.00	10-1-2019	189,369	202,445
FNMA	5.00	11-1-2019	165,485	176,148
FNMA	5.00	6-1-2020	81,338	87,704
FNMA	5.00	5-1-2023	528,075	573,817
FNMA	5.00	5-1-2023	92,906	101,204
FNMA	5.00	6-1-2023	89,233	97,185
FNMA	5.00	6-1-2023	241,479	262,376
FNMA	5.00	9-1-2024	143,116	158,186
FNMA	5.00	3-1-2025	1,593,153	1,735,490
FNMA	5.00	4-1-2034	238,517	265,673
FNMA	5.00	4-1-2034	702,951	779,052
FNMA	5.00	4-1-2035	2,141,440	2,372,579
FNMA	5.00	6-1-2035	721,231	798,467
FNMA	5.00	7-1-2035	52,296	57,906
FNMA	5.00	7-1-2035	35,765	39,580
FNMA	5.00	7-1-2035	69,572	76,991
FNMA	5.00	8-1-2035	90,917	100,646
FNMA	5.00	10-1-2035	2,759,325	3,054,010
FNMA	5.00	11-1-2035	735,707	814,815
FNMA	5.00	2-1-2036	3,364,381	3,725,032
FNMA	5.00	7-1-2036	80,896	89,415
FNMA	5.00	11-1-2036	257,771	284,914
FNMA	5.00	11-1-2036	245,963	272,209
FNMA	5.00	5-1-2037	223,270	246,780
FNMA	5.00	5-1-2037	63,671	70,375
FNMA	5.00	5-1-2037	71,346	78,858
FNMA	5.00	6-1-2037	62,331	68,895
FNMA	5.00	8-1-2037	507,125	560,525
FNMA	5.00	2-1-2038	1,747,027	1,934,828
FNMA	5.00	3-1-2038	1,113,523	1,230,776
FNMA	5.00	4-1-2038	63,425	70,103
FNMA	5.00	5-1-2038	133,168	147,191
FNMA	5.00	5-1-2038	199,715	220,745
FNMA	5.00	5-1-2038	361,996	400,114
FNMA	5.00	7-1-2038	8,645	9,556
FNMA	5.00	7-1-2038	8,024	8,869
FNMA	5.00	11-1-2038	288,720	319,122
FNMA	5.00	11-1-2038	127,218	140,614
FNMA	5.00	11-1-2038	10,485	11,589
FNMA	5.00	4-1-2039	433,582	479,238
FNMA	5.00	4-1-2039	336,618	372,064
FNMA	5.00	6-1-2039	773,969	855,467
FNMA	5.00	7-1-2039	572,540	632,828
FNMA	5.00	8-1-2039	5,302,619	5,864,901
FNMA	5.00	10-1-2039	984,391	1,089,962
FNMA	5.00	7-1-2040	7,659,999	8,513,864
FNMA	5.00	9-1-2040	4,877,453	5,410,249
FNMA	5.00	4-1-2041	3,055,543	3,387,159
FNMA	5.00	8-1-2041	382,144	423,395
FNMA	5.38	7-15-2016	1,000,000	1,103,288
FNMA	5.38	6-12-2017	1,500,000	1,701,590
FNMA	5.45	10-18-2021	200,000	221,666
FNMA	5.50	7-1-2014	1,067	1,133
FNMA	5.50	12-1-2014	1,354	1,438
FNMA	5.50	2-1-2015	8,369	8,885
FNMA	5.50	2-1-2016	6,876	7,300

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	6-1-2016	$157,272	$166,960
FNMA	5.50	8-1-2016	20,992	22,285
FNMA	5.50	11-1-2016	181,275	192,481
FNMA	5.50	11-1-2016	7,755	8,233
FNMA	5.50	1-1-2017	102,850	109,186
FNMA	5.50	2-1-2017	58,102	61,684
FNMA	5.50	2-1-2017	3,458	3,671
FNMA	5.50	4-1-2017	87,805	93,278
FNMA	5.50	6-1-2017	165,176	175,541
FNMA	5.50	7-1-2017	169,254	179,880
FNMA	5.50	8-1-2017	43,856	46,619
FNMA	5.50	10-1-2017	156,857	166,768
FNMA	5.50	3-1-2018	44,459	47,259
FNMA	5.50	4-1-2018	66,784	71,028
FNMA	5.50	12-1-2018	744,215	790,301
FNMA	5.50	5-1-2021	194,553	206,847
FNMA	5.50	12-1-2021	22,914	24,363
FNMA	5.50	5-1-2023	222,179	243,553
FNMA	5.50	2-1-2024	20,137	21,949
FNMA	5.50	6-1-2024	205,461	224,391
FNMA	5.50	8-1-2025	114,123	128,126
FNMA	5.50	7-1-2033	186,398	208,593
FNMA	5.50	9-1-2033	442,811	495,947
FNMA	5.50	11-1-2033	200,587	224,442
FNMA	5.50	7-1-2034	244,261	273,283
FNMA	5.50	9-1-2034	87,985	98,460
FNMA	5.50	10-1-2034	80,517	90,018
FNMA	5.50	12-1-2034	388,281	433,906
FNMA	5.50	1-1-2035	302,191	338,161
FNMA	5.50	1-1-2035	2,397,719	2,685,114
FNMA	5.50	6-1-2035	480,349	537,704
FNMA	5.50	8-1-2035	57,769	64,603
FNMA	5.50	8-1-2035	312,112	348,888
FNMA	5.50	8-1-2035	627,950	701,951
FNMA	5.50	9-1-2035	423,441	474,376
FNMA	5.50	12-1-2035	709,343	791,170
FNMA	5.50	12-1-2035	738,909	825,664
FNMA	5.50	1-1-2036	1,639,518	1,830,454
FNMA	5.50	2-1-2036	371,670	413,899
FNMA	5.50	4-1-2036	1,294,904	1,442,031
FNMA	5.50	4-1-2036	475,652	531,857
FNMA	5.50	4-1-2036	2,675,029	2,989,039
FNMA	5.50	9-1-2036	42,734	47,590
FNMA	5.50	2-1-2037	280,546	318,237
FNMA	5.50	3-1-2037	87,462	97,429
FNMA	5.50	5-1-2037	174,826	194,708
FNMA	5.50	6-1-2037	266,521	297,397
FNMA	5.50	7-1-2037	37,382	41,630
FNMA	5.50	7-1-2037	96,152	107,077
FNMA	5.50	2-1-2038	104,829	116,739
FNMA	5.50	2-1-2038	93,770	104,424
FNMA	5.50	2-1-2038	819,736	912,874
FNMA	5.50	3-1-2038	28,166	31,367
FNMA	5.50	4-1-2038	1,098,165	1,222,938
FNMA	5.50	5-1-2038	1,307,638	1,456,790
FNMA	5.50	5-1-2038	577,375	642,976
FNMA	5.50	5-1-2038	91,732	102,155
FNMA	5.50	6-1-2038	3,054,325	3,401,357
FNMA	5.50	6-1-2038	239,420	266,623
FNMA	5.50	7-1-2038	1,395,541	1,554,103
FNMA	5.50	7-1-2038	11,074	12,332
FNMA	5.50	8-1-2038	68,911	77,000
FNMA	5.50	9-1-2038	342,016	380,876
FNMA	5.50	11-1-2038	706,589	786,872
FNMA	5.50	11-1-2038	771,418	859,066

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	1-1-2039	$536,160	$597,091
FNMA	5.50	2-1-2039	2,541,974	2,841,873
FNMA	5.50	5-1-2039	497,291	553,793
FNMA	5.50	6-1-2039	1,117,892	1,244,906
FNMA	5.50	12-1-2039	12,751	14,200
FNMA	5.50	6-1-2040	19,456	21,736
FNMA	5.50	9-1-2040	240,771	268,127
FNMA	5.50	2-1-2041	313,473	349,090
FNMA	5.63	7-15-2037	150,000	197,508
FNMA	6.00	7-1-2016	7,162	7,424
FNMA	6.00	9-1-2016	3,989	4,168
FNMA	6.00	11-1-2017	643	646
FNMA	6.00	11-1-2017	210,916	225,306
FNMA	6.00	1-1-2018	80,229	85,165
FNMA	6.00	1-1-2018	55,648	59,595
FNMA	6.00	5-1-2021	166,195	179,867
FNMA	6.00	5-1-2021	154,166	165,296
FNMA	6.00	9-1-2021	81,154	89,954
FNMA	6.00	8-1-2022	59,368	65,448
FNMA	6.00	10-1-2022	133,444	147,643
FNMA	6.00	9-1-2024	10,320	11,154
FNMA	6.00	11-1-2033	38,899	44,022
FNMA	6.00	8-1-2034	149,673	169,294
FNMA	6.00	9-1-2034	97,509	110,252
FNMA	6.00	10-1-2034	165,943	187,715
FNMA	6.00	11-1-2034	155,528	175,953
FNMA	6.00	3-1-2035	70,711	79,394
FNMA	6.00	1-1-2036	474,916	536,508
FNMA	6.00	3-1-2036	30,825	34,617
FNMA	6.00	4-18-2036	500,000	544,456
FNMA	6.00	9-1-2036	5,735	6,463
FNMA	6.00	9-1-2036	170,973	192,509
FNMA	6.00	9-1-2036	95,805	107,540
FNMA	6.00	11-1-2036	1,335,432	1,501,181
FNMA	6.00	1-1-2037	633,956	711,611
FNMA	6.00	2-1-2037	1,982,480	2,236,054
FNMA	6.00	2-1-2037	2,942	3,303
FNMA	6.00	3-1-2037	288,651	324,009
FNMA	6.00	4-1-2037	15,394	17,300
FNMA	6.00	5-1-2037	656,547	738,127
FNMA	6.00	5-1-2037	7,345	8,245
FNMA	6.00	6-1-2037	12,533	14,069
FNMA	6.00	7-1-2037	1,044,468	1,172,407
FNMA	6.00	8-1-2037	198,617	224,401
FNMA	6.00	8-1-2037	6,190	6,948
FNMA	6.00	8-1-2037	778,855	874,259
FNMA	6.00	8-1-2037	52,069	58,447
FNMA	6.00	9-1-2037	50,221	56,373
FNMA	6.00	9-1-2037	466,581	524,698
FNMA	6.00	9-1-2037	103,802	116,989
FNMA	6.00	9-1-2037	78,480	88,400
FNMA	6.00	9-1-2037	56,745	63,725
FNMA	6.00	9-1-2037	5,893	6,615
FNMA	6.00	9-1-2037	36,482	40,951
FNMA	6.00	9-1-2037	65,041	73,008
FNMA	6.00	9-1-2037	55,230	61,996
FNMA	6.00	10-1-2037	612,681	690,832
FNMA	6.00	10-1-2037	49,182	55,249
FNMA	6.00	10-1-2037	4,824	5,418
FNMA	6.00	10-1-2037	485,726	546,515
FNMA	6.00	10-1-2037	2,043	2,296
FNMA	6.00	10-1-2037	139,070	156,862
FNMA	6.00	10-1-2037	1,451,939	1,635,590
FNMA	6.00	11-1-2037	7,493	8,411
FNMA	6.00	11-1-2037	8,860	9,945

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	11-1-2037	$34,450	$38,704
FNMA	6.00	11-1-2037	21,254	23,857
FNMA	6.00	11-1-2037	46,801	52,546
FNMA	6.00	12-1-2037	35,214	39,528
FNMA	6.00	1-1-2038	46,383	52,064
FNMA	6.00	1-1-2038	30,483	34,217
FNMA	6.00	1-1-2038	430,685	484,244
FNMA	6.00	2-1-2038	1,059	1,189
FNMA	6.00	2-1-2038	136,887	153,714
FNMA	6.00	2-1-2038	30,797	34,569
FNMA	6.00	2-1-2038	134,756	151,881
FNMA	6.00	6-1-2038	33,544	37,652
FNMA	6.00	7-1-2038	9,166	10,332
FNMA	6.00	7-1-2038	331,549	372,162
FNMA	6.00	7-1-2038	101,677	114,132
FNMA	6.00	7-1-2038	180,366	202,459
FNMA	6.00	8-1-2038	1,644	1,846
FNMA	6.00	8-1-2038	69,595	78,120
FNMA	6.00	8-1-2038	23,762	26,673
FNMA	6.00	8-1-2038	10,867	12,198
FNMA	6.00	8-1-2038	49,352	55,397
FNMA	6.00	8-1-2038	62,288	69,918
FNMA	6.00	9-1-2038	11,733	13,213
FNMA	6.00	9-1-2038	3,999	4,489
FNMA	6.00	9-1-2038	14,582	16,412
FNMA	6.00	9-1-2038	27,211	30,544
FNMA	6.00	9-1-2038	56,488	63,407
FNMA	6.00	9-1-2038	47,335	53,134
FNMA	6.00	9-1-2038	3,004	3,372
FNMA	6.00	9-1-2038	100,031	112,453
FNMA	6.00	9-1-2038	67,851	76,162
FNMA	6.00	9-1-2038	40,865	46,264
FNMA	6.00	9-1-2038	28,125	31,570
FNMA	6.00	9-1-2038	24,278	27,252
FNMA	6.00	9-1-2038	58,413	65,568
FNMA	6.00	10-1-2038	85,699	96,226
FNMA	6.00	10-1-2038	27,495	30,863
FNMA	6.00	10-1-2038	20,971	23,540
FNMA	6.00	10-1-2038	44,633	50,116
FNMA	6.00	11-1-2038	7,492	8,438
FNMA	6.00	11-1-2038	49,973	56,094
FNMA	6.00	11-1-2038	456,794	512,748
FNMA	6.00	11-1-2038	44,835	50,327
FNMA	6.00	11-1-2038	31,372	35,214
FNMA	6.00	11-1-2038	32,571	36,560
FNMA	6.00	12-1-2038	68,848	77,282
FNMA	6.00	12-1-2038	47,627	53,461
FNMA	6.00	12-1-2038	70,856	79,536
FNMA	6.00	1-1-2039	29,860	33,518
FNMA	6.00	1-1-2039	60,724	68,170
FNMA	6.00	2-1-2039	71,725	80,657
FNMA	6.00	3-1-2039	10,889	12,268
FNMA	6.00	9-1-2039	2,775	3,118
FNMA	6.00	9-1-2039	177,758	199,566
FNMA	6.00	10-1-2039	2,992,825	3,370,388
FNMA	6.00	4-1-2040	3,606,719	4,050,675
FNMA	6.00	6-1-2040	21,443	24,069
FNMA	6.21	8-6-2038	200,000	282,086
FNMA	6.25	5-15-2029	500,000	676,801
FNMA	6.50	8-1-2015	281	282
FNMA	6.50	6-1-2036	45,688	51,477
FNMA	6.50	7-1-2036	242,344	276,521
FNMA	6.50	9-1-2036	100,122	112,973
FNMA	6.50	9-1-2036	13,218	14,893
FNMA	6.50	9-1-2036	6,432	7,247

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.50%	12-1-2036	$449,121	$506,031
FNMA	6.50	3-1-2037	16,760	18,884
FNMA	6.50	4-1-2037	30,503	34,368
FNMA	6.50	5-1-2037	69,758	78,597
FNMA	6.50	5-1-2037	1,516	1,708
FNMA	6.50	6-1-2037	104,039	117,222
FNMA	6.50	6-1-2037	268,368	302,810
FNMA	6.50	8-1-2037	37,602	42,367
FNMA	6.50	9-1-2037	571,897	644,608
FNMA	6.50	9-1-2037	682,889	780,425
FNMA	6.50	9-1-2037	3,335	3,758
FNMA	6.50	10-1-2037	68,066	76,691
FNMA	6.50	10-1-2037	1,222,614	1,377,537
FNMA	6.50	10-1-2037	3,970	4,473
FNMA	6.50	10-1-2037	195,678	220,473
FNMA	6.50	11-1-2037	101,527	114,853
FNMA	6.50	11-1-2037	289,603	326,300
FNMA	6.50	11-1-2037	12,447	14,024
FNMA	6.50	1-1-2038	47,067	53,031
FNMA	6.50	1-1-2038	244,770	275,931
FNMA	6.50	3-1-2038	11,475	12,929
FNMA	6.50	7-1-2038	12,920	14,558
FNMA	6.50	9-1-2038	115,805	130,479
FNMA	6.50	9-1-2038	16,314	18,549
FNMA	6.50	9-1-2038	6,485	7,307
FNMA	6.50	10-1-2038	70,249	79,151
FNMA	6.50	1-1-2039	709,143	799,002
FNMA	6.50	2-1-2039	83,855	94,480
FNMA	6.50	6-1-2039	47,783	53,838
FNMA	6.50	10-1-2039	538,802	607,076
FNMA	6.50	10-1-2039	1,357,770	1,529,820
FNMA	6.50	5-1-2040	404,606	455,875
FNMA	6.63	11-15-2030	1,300,000	1,848,378
FNMA	7.00	8-1-2037	37,638	41,892
FNMA	7.13	1-15-2030	500,000	730,206
FNMA	7.25	5-15-2030	1,300,000	1,935,957
GNMA	3.00	9-15-2042	4,178,433	4,213,075
GNMA	3.00	9-15-2042	340,207	343,027
GNMA	3.00	9-20-2042	8,922,532	9,004,649
GNMA	3.00	11-15-2042	9,074,054	9,149,283
GNMA	3.00	11-20-2042	4,513,371	4,554,882
GNMA	3.00	12-20-2042	1,916,513	1,934,146
GNMA	3.00	1-20-2043	9,201,345	9,285,984
GNMA	3.00	2-20-2043	9,464,988	9,543,736
GNMA	3.00	3-15-2043	1,851,433	1,866,782
GNMA	3.00	3-15-2043	1,786,378	1,801,188
GNMA	3.00	3-20-2043	6,989,735	7,054,198
GNMA	3.00	3-20-2043	2,842,000	2,865,657
GNMA	3.00	4-20-2043	1,870,769	1,888,032
GNMA	3.00	6-15-2043	812,868	819,607
GNMA	3.00	8-20-2043	4,849,048	4,893,869
GNMA	3.00	9-15-2043	339,430	342,245
GNMA %%	3.00	6-1-2044	12,000,000	12,073,126
GNMA	3.50	12-15-2040	593,583	617,989
GNMA	3.50	1-15-2041	522,987	544,446
GNMA	3.50	10-15-2041	3,235,841	3,368,612
GNMA	3.50	2-15-2042	7,219,731	7,515,967
GNMA	3.50	3-20-2042	2,249,819	2,343,906
GNMA	3.50	4-20-2042	1,521,013	1,584,622
GNMA	3.50	5-15-2042	3,634,281	3,783,401
GNMA	3.50	5-15-2042	1,976,475	2,057,572
GNMA	3.50	6-15-2042	10,908,877	11,356,485
GNMA	3.50	6-20-2042	2,422,885	2,524,209
GNMA	3.50	7-15-2042	3,600,756	3,748,501
GNMA	3.50	10-20-2042	4,216,743	4,393,086

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	3.50%	3-20-2043	$4,720,442	$4,915,345
GNMA	3.50	4-15-2043	7,131,880	7,424,559
GNMA	3.50	4-20-2043	19,259,118	20,064,527
GNMA	3.50	10-20-2043	4,853,982	5,056,974
GNMA	3.50	1-20-2044	4,945,220	5,152,027
GNMA %%	3.50	6-1-2044	5,000,000	5,200,000
GNMA	4.00	6-15-2039	362,086	386,685
GNMA	4.00	7-15-2039	139,955	149,463
GNMA	4.00	7-15-2039	526,071	561,812
GNMA	4.00	8-15-2040	5,127,938	5,476,321
GNMA	4.00	9-15-2040	7,321,093	7,818,475
GNMA	4.00	10-15-2040	2,137,422	2,283,032
GNMA	4.00	12-15-2040	3,634,504	3,883,227
GNMA	4.00	1-15-2041	1,458,249	1,557,881
GNMA	4.00	1-15-2041	3,645,002	3,894,039
GNMA	4.00	7-15-2041	1,285,704	1,373,053
GNMA	4.00	10-20-2041	2,073,978	2,218,993
GNMA	4.00	11-20-2041	5,699,736	6,093,607
GNMA	4.00	2-20-2042	1,394,260	1,490,608
GNMA	4.00	4-20-2042	6,043,975	6,461,635
GNMA	4.00	5-20-2042	4,723,246	5,049,638
GNMA	4.00	3-20-2043	1,645,453	1,759,159
GNMA	4.00	8-20-2043	8,456,938	9,041,342
GNMA	4.00	3-20-2044	9,956,116	10,644,119
GNMA %%	4.00	6-1-2044	11,000,000	11,737,988
GNMA	4.50	3-15-2037	65,220	71,103
GNMA	4.50	3-15-2038	49,478	53,940
GNMA	4.50	3-15-2039	578,875	631,640
GNMA	4.50	3-15-2039	11,871,073	12,941,834
GNMA	4.50	4-15-2039	690,022	752,262
GNMA	4.50	5-15-2039	1,112,843	1,215,289
GNMA	4.50	6-15-2039	814,378	887,835
GNMA	4.50	6-15-2039	420,727	458,677
GNMA	4.50	7-15-2039	844,113	920,251
GNMA	4.50	7-15-2039	1,575,261	1,717,348
GNMA	4.50	9-15-2039	787,914	858,983
GNMA	4.50	9-15-2039	2,494,031	2,718,990
GNMA	4.50	10-15-2039	1,222,704	1,332,991
GNMA	4.50	12-15-2039	1,167,866	1,275,388
GNMA	4.50	1-15-2040	1,590,821	1,735,242
GNMA	4.50	4-15-2040	153,056	166,924
GNMA	4.50	5-15-2040	3,336,455	3,643,465
GNMA	4.50	5-15-2040	47,805	52,117
GNMA	4.50	5-15-2040	2,513,837	2,749,028
GNMA	4.50	6-15-2040	161,600	176,176
GNMA	4.50	6-15-2040	763,291	832,448
GNMA	4.50	6-15-2040	1,467,085	1,601,162
GNMA	4.50	7-15-2040	4,037,372	4,403,924
GNMA	4.50	9-15-2040	130,551	142,326
GNMA	4.50	9-15-2040	597,552	651,450
GNMA	4.50	9-15-2040	574,910	627,013
GNMA	4.50	10-15-2040	40,257	43,889
GNMA	4.50	10-15-2040	90,749	98,934
GNMA	4.50	11-15-2040	31,258	34,078
GNMA	4.50	11-15-2040	2,371,922	2,585,867
GNMA	4.50	12-15-2040	103,909	113,281
GNMA	4.50	2-15-2041	1,679,076	1,833,686
GNMA	4.50	3-15-2041	100,231	109,272
GNMA	4.50	3-15-2041	153,073	166,979
GNMA	4.50	4-15-2041	209,711	228,716
GNMA	4.50	4-15-2041	1,764,731	1,923,908
GNMA	4.50	4-15-2041	321,383	350,776
GNMA	4.50	5-15-2041	48,760	53,159
GNMA	4.50	6-15-2041	2,340,050	2,551,120
GNMA	4.50	6-15-2041	173,971	189,663

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	6-15-2041	$248,583	$271,167
GNMA	4.50	6-15-2041	1,346,587	1,468,048
GNMA	4.50	7-15-2041	192,756	210,244
GNMA	4.50	7-15-2041	2,759,284	3,009,006
GNMA	4.50	7-20-2041	1,766,388	1,928,592
GNMA	4.50	10-15-2041	272,691	297,463
GNMA	4.50	10-15-2041	124,334	135,572
GNMA	4.50	10-15-2041	154,511	168,448
GNMA	4.50	11-20-2041	1,602,588	1,749,359
GNMA	4.50	12-20-2043	7,264,469	7,925,520
GNMA	5.00	3-15-2035	469,798	520,445
GNMA	5.00	5-15-2038	2,248,620	2,468,711
GNMA	5.00	8-15-2038	12,528	13,771
GNMA	5.00	8-15-2038	1,512,394	1,660,621
GNMA	5.00	8-15-2038	269,334	295,731
GNMA	5.00	12-15-2038	662,908	727,886
GNMA	5.00	3-15-2039	118,871	130,576
GNMA	5.00	3-15-2039	974,930	1,070,355
GNMA	5.00	3-15-2039	1,579,102	1,733,740
GNMA	5.00	5-15-2039	376,053	413,083
GNMA	5.00	6-15-2039	2,230,164	2,448,857
GNMA	5.00	7-15-2039	53,130	58,361
GNMA	5.00	9-15-2039	6,090,375	6,730,538
GNMA	5.00	11-15-2039	1,495,861	1,653,001
GNMA	5.00	1-15-2040	2,520,350	2,786,559
GNMA	5.00	2-15-2040	1,391,584	1,536,017
GNMA	5.00	3-15-2040	4,540,739	5,008,048
GNMA	5.00	5-15-2040	1,883,458	2,069,766
GNMA	5.00	7-15-2040	5,432	5,969
GNMA	5.00	7-15-2040	1,640,697	1,809,585
GNMA	5.00	12-15-2040	1,289,220	1,416,749
GNMA	5.00	9-15-2041	220,283	243,581
GNMA	5.00	10-15-2041	710,100	780,195
GNMA	5.00	5-20-2042	2,591,787	2,851,912
GNMA	5.50	9-15-2034	233,831	262,835
GNMA	5.50	11-15-2035	313,940	349,551
GNMA	5.50	12-15-2035	337,303	377,949
GNMA	5.50	2-15-2036	153,718	172,036
GNMA	5.50	3-15-2036	300,822	338,631
GNMA	5.50	5-15-2036	5,522	6,178
GNMA	5.50	5-15-2036	64,615	72,555
GNMA	5.50	2-15-2037	118,797	132,222
GNMA	5.50	6-15-2037	5,661	6,301
GNMA	5.50	8-15-2037	93,409	103,965
GNMA	5.50	2-15-2038	294,939	329,042
GNMA	5.50	2-15-2038	588,889	658,127
GNMA	5.50	3-15-2038	100,251	111,575
GNMA	5.50	3-15-2038	16,724	18,613
GNMA	5.50	4-15-2038	190,793	212,344
GNMA	5.50	5-15-2038	227,049	252,695
GNMA	5.50	5-15-2038	432,690	482,759
GNMA	5.50	6-15-2038	27,802	31,019
GNMA	5.50	6-15-2038	60,936	67,819
GNMA	5.50	6-15-2038	239,317	266,349
GNMA	5.50	7-15-2038	491,676	548,531
GNMA	5.50	8-15-2038	43,275	48,163
GNMA	5.50	8-15-2038	2,211,966	2,481,418
GNMA	5.50	8-15-2038	379,938	423,911
GNMA	5.50	9-15-2038	101,662	114,600
GNMA	5.50	9-15-2038	98,719	109,869
GNMA	5.50	9-15-2038	1,449,313	1,612,996
GNMA	5.50	10-15-2038	650,155	725,338
GNMA	5.50	10-15-2038	96,512	107,415
GNMA	5.50	11-15-2038	47,106	52,454
GNMA	5.50	11-15-2038	107,545	119,693

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.50%	11-15-2038	$322,691	$360,007
GNMA	5.50	11-15-2038	337,692	375,839
GNMA	5.50	12-15-2038	64,890	72,219
GNMA	5.50	12-15-2038	389,437	433,428
GNMA	5.50	12-15-2038	351,117	390,657
GNMA	5.50	1-15-2039	129,798	144,535
GNMA	5.50	1-15-2039	71,770	79,918
GNMA	5.50	7-15-2039	211,949	236,012
GNMA	5.50	7-15-2039	30,970	34,471
GNMA	5.50	8-15-2039	93,776	104,424
GNMA	5.50	10-15-2039	1,454,688	1,619,838
GNMA	5.50	2-15-2040	58,715	65,327
GNMA	5.50	2-15-2040	46,819	52,108
GNMA	5.50	3-15-2040	90,584	100,894
GNMA	5.50	3-15-2040	189,522	211,052
GNMA	5.50	3-15-2040	82,722	92,065
GNMA	5.50	3-15-2040	657,442	731,695
GNMA	5.50	7-15-2040	46,623	51,920
GNMA	5.50	12-15-2040	109,287	121,630
GNMA	5.50	2-15-2041	133,106	148,095
GNMA	5.50	4-15-2041	590,311	659,416
GNMA	6.00	12-15-2031	21,990	24,724
GNMA	6.00	6-15-2036	291,822	336,576
GNMA	6.00	8-15-2036	8,618	9,682
GNMA	6.00	1-15-2037	857,765	963,583
GNMA	6.00	5-15-2037	7,494	8,435
GNMA	6.00	5-15-2037	34,748	39,034
GNMA	6.00	5-15-2037	255,756	287,308
GNMA	6.00	6-15-2037	79,372	89,123
GNMA	6.00	6-15-2037	25,909	29,105
GNMA	6.00	7-15-2037	50,557	56,795
GNMA	6.00	8-15-2037	9,227	10,366
GNMA	6.00	8-15-2037	92,222	104,051
GNMA	6.00	8-15-2037	330,174	370,908
GNMA	6.00	1-15-2038	3,887	4,366
GNMA	6.00	1-15-2038	375,606	421,899
GNMA	6.00	2-15-2038	8,492	9,538
GNMA	6.00	7-15-2038	563,742	633,220
GNMA	6.00	8-15-2038	315,463	354,343
GNMA	6.00	8-15-2038	575,212	646,110
GNMA	6.00	8-15-2038	197,026	221,310
GNMA	6.00	9-15-2038	4,641	5,213
GNMA	6.00	9-15-2038	653,488	734,039
GNMA	6.00	9-15-2038	6,998	7,861
GNMA	6.00	9-15-2038	3,056	3,432
GNMA	6.00	9-15-2038	255,207	286,764
GNMA	6.00	10-15-2038	406,426	456,524
GNMA	6.00	10-15-2038	63,664	71,511
GNMA	6.00	10-15-2038	83,092	93,368
GNMA	6.00	10-15-2038	123,490	138,711
GNMA	6.00	10-15-2038	66,778	75,009
GNMA	6.00	10-15-2038	311,867	350,308
GNMA	6.00	10-15-2038	21,572	24,231
GNMA	6.00	11-15-2038	94,140	105,743
GNMA	6.00	11-15-2038	344,686	387,174
GNMA	6.00	12-15-2038	6,655	7,486
GNMA	6.00	12-15-2038	451,130	506,916
GNMA	6.00	1-15-2039	5,169	5,808
GNMA	6.00	1-15-2039	182,682	205,269
GNMA	6.00	2-15-2039	4,192	4,709
GNMA	6.00	2-15-2039	387,868	440,951
GNMA	6.00	6-15-2039	14,743	16,567
GNMA	6.00	8-15-2039	8,588	9,643
GNMA	6.00	8-15-2039	28,259	31,754
GNMA	6.00	10-15-2039	47,388	53,531

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	11-15-2039	$4,186	$4,703
GNMA	6.00	12-15-2039	436,827	490,841
GNMA	6.00	3-15-2040	7,064	7,940
GNMA	6.00	12-15-2040	332,232	373,403
GNMA	6.00	6-15-2041	1,230,035	1,382,449
GNMA	6.00	6-15-2041	165,882	186,435
GNMA	6.00	6-15-2041	845,723	950,517
GNMA	6.50	11-15-2023	693	787
GNMA	6.50	12-15-2023	807	917
GNMA	6.50	10-15-2031	149,472	173,317
GNMA	6.50	3-15-2034	209,457	238,021
GNMA	6.50	9-15-2036	141,723	161,050
GNMA	6.50	9-15-2036	58,212	68,659
GNMA	6.50	10-15-2036	56,487	64,191
GNMA	6.50	12-15-2036	25,749	29,261
GNMA	6.50	2-15-2037	28,566	32,461
GNMA	6.50	12-15-2037	72,086	81,917
GNMA	6.50	1-15-2038	228,836	260,043
GNMA	6.50	4-15-2038	41,197	46,815
GNMA	6.50	5-15-2038	63,173	71,788
GNMA	6.50	5-15-2038	9,151	10,399
GNMA	6.50	8-15-2038	25,283	28,731
GNMA	6.50	8-15-2038	117,350	138,653
GNMA	6.50	8-15-2038	54,939	62,431
GNMA	6.50	9-15-2038	114,873	130,962
GNMA	6.50	9-15-2038	269,798	306,591
GNMA	6.50	10-15-2038	82,262	93,480
GNMA	6.50	10-15-2038	141,072	160,311
GNMA	6.50	10-15-2038	1,386,536	1,575,620
GNMA	6.50	11-15-2038	55,014	65,035
GNMA	6.50	11-15-2038	3,704	4,210
GNMA	6.50	12-15-2038	93,503	106,254
GNMA	6.50	2-15-2039	2,613	2,969
GNMA	6.50	5-15-2040	200,858	228,249
GNMA	6.50	7-15-2040	170,001	193,184
GNMA	6.50	7-15-2040	757,161	860,417
GNMA	7.00	3-15-2037	17,498	19,214
TVA	3.50	12-15-2042	150,000	137,180
TVA	3.88	2-15-2021	1,320,000	1,458,785
TVA	4.50	4-1-2018	200,000	223,996
TVA	4.65	6-15-2035	200,000	220,924
TVA	4.88	1-15-2048	200,000	224,370
TVA	5.25	9-15-2039	400,000	481,998
TVA	5.50	7-18-2017	650,000	740,685
TVA	5.88	4-1-2036	300,000	386,278
TVA	6.15	1-15-2038	400,000	535,405
Total Agency Securities (Cost $1,618,886,128)				1,651,714,148

Corporate Bonds and Notes : 21.11%
Consumer Discretionary : 1.91%
Auto Components : 0.04%
BorgWarner Incorporated	4.63	9-15-2020	100,000	108,824
Delphi Corporation	4.15	3-15-2024	1,000,000	1,041,290
Johnson Controls Incorporated	3.75	12-1-2021	500,000	523,158
Johnson Controls Incorporated	4.25	3-1-2021	120,000	130,363
Johnson Controls Incorporated	5.00	3-30-2020	100,000	111,975
Johnson Controls Incorporated	5.50	1-15-2016	250,000	268,658
Johnson Controls Incorporated	5.70	3-1-2041	240,000	282,671
				2,466,939

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Automobiles : 0.03%
Ford Motor Company	6.63%	10-1-2028	$200,000	$244,903
Ford Motor Company	7.45	7-16-2031	1,000,000	1,331,598
				1,576,501

Diversified Consumer Services : 0.04%
Cornell University	5.45	2-1-2019	100,000	115,420
Dartmouth College	4.75	6-1-2019	75,000	84,870
President & Fellows of Harvard College	4.88	10-15-2040	300,000	339,120
Princeton University	5.70	3-1-2039	500,000	629,920
Stanford University	4.75	5-1-2019	500,000	564,748
University of Pennsylvania	4.67	9-1-2112	500,000	506,773
Vanderbilt University	5.25	4-1-2019	250,000	285,100
				2,525,951

Hotels, Restaurants & Leisure : 0.16%
Brinker International Incorporated	3.88	5-15-2023	150,000	145,812
Carnival Corporation	1.88	12-15-2017	200,000	201,223
Carnival Corporation	3.95	10-15-2020	267,000	281,131
Darden Restaurants Incorporated	3.35	11-1-2022	500,000	476,176
Darden Restaurants Incorporated	6.20	10-15-2017	105,000	120,845
Darden Restaurants Incorporated	6.80	10-15-2037	20,000	23,471
Hyatt Hotels Corporation	3.38	7-15-2023	160,000	156,450
Hyatt Hotels Corporation	3.88	8-15-2016	100,000	105,601
International Game Technology	5.50	6-15-2020	250,000	275,272
Marriott International Incorporated	3.00	3-1-2019	200,000	207,251
Marriott International Incorporated	3.38	10-15-2020	167,000	170,392
Marriott International Incorporated	5.81	11-10-2015	425,000	454,116
McDonald’s Corporation	2.63	1-15-2022	1,000,000	987,165
McDonald’s Corporation	3.50	7-15-2020	200,000	213,743
McDonald’s Corporation	3.63	5-20-2021	100,000	106,737
McDonald’s Corporation	3.70	2-15-2042	500,000	458,195
McDonald’s Corporation	5.35	3-1-2018	400,000	457,095
McDonald’s Corporation	5.80	10-15-2017	100,000	114,921
McDonald’s Corporation	6.30	10-15-2037	300,000	390,297
McDonald’s Corporation	6.30	3-1-2038	600,000	781,215
Starbucks Corporation	0.88	12-5-2016	200,000	199,905
Starbucks Corporation	2.00	12-5-2018	250,000	251,810
Starbucks Corporation	6.25	8-15-2017	500,000	576,644
Starwood Hotels & Resort Company	3.13	2-15-2023	226,000	216,840
Wyndham Worldwide Corporation	2.95	3-1-2017	1,000,000	1,040,417
Wyndham Worldwide Corporation	4.25	3-1-2022	500,000	514,110
Yum! Brands Incorporated	3.88	11-1-2023	250,000	255,654
Yum! Brands Incorporated	5.30	9-15-2019	250,000	279,055
Yum! Brands Incorporated	5.35	11-1-2043	100,000	109,809
Yum! Brands Incorporated	6.25	3-15-2018	130,000	149,408
Yum! Brands Incorporated	6.88	11-15-2037	32,000	40,888
				9,761,648

Household Durables : 0.04%
Leggett & Platt Incorporated	3.40	8-15-2022	100,000	99,549
MDC Holdings Incorporated	5.38	7-1-2015	65,000	67,925
MDC Holdings Incorporated	5.50	1-15-2024	334,000	343,158
Mohawk Industries Incorporated	3.85	2-1-2023	100,000	100,250
Mohawk Industries Incorporated	6.13	1-15-2016	500,000	541,250
Newell Rubbermaid Incorporated	4.00	6-15-2022	100,000	104,260
Newell Rubbermaid Incorporated	4.70	8-15-2020	200,000	217,099
Newell Rubbermaid Incorporated	6.25	4-15-2018	165,000	188,507
Tupperware Brands Corporation	4.75	6-1-2021	250,000	266,880
Whirlpool Corporation	4.00	3-1-2024	125,000	128,934
Whirlpool Corporation	4.70	6-1-2022	200,000	217,576

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Household Durables (continued)
Whirlpool Corporation	4.85%	6-15-2021	$100,000	$110,690
				2,386,078

Internet & Catalog Retail : 0.04%
Amazon.com Incorporated	0.65	11-27-2015	500,000	501,591
Amazon.com Incorporated	1.20	11-29-2017	350,000	348,506
Amazon.com Incorporated	2.50	11-29-2022	500,000	472,267
Expedia Incorporated	5.95	8-15-2020	600,000	669,233
QVC Incorporated	4.38	3-15-2023	300,000	302,199
QVC Incorporated	5.13	7-2-2022	200,000	211,948
QVC Incorporated	5.95	3-15-2043	125,000	131,870
				2,637,614

Leisure Products : 0.02%
Hasbro Incorporated	6.35	3-15-2040	155,000	184,256
Mattel Incorporated	1.70	3-15-2018	125,000	124,595
Mattel Incorporated	2.50	11-1-2016	280,000	289,329
Mattel Incorporated	3.15	3-15-2023	100,000	98,238
Mattel Incorporated	4.35	10-1-2020	100,000	107,908
Mattel Incorporated	6.20	10-1-2040	100,000	117,384
				921,710

Media : 1.12%
CBS Corporation	1.95	7-1-2017	200,000	203,749
CBS Corporation	4.63	5-15-2018	180,000	196,708
CBS Corporation	4.85	7-1-2042	200,000	199,563
CBS Corporation	7.88	7-30-2030	600,000	807,802
CBS Corporation	8.88	5-15-2019	500,000	648,297
Comcast Corporation	3.13	7-15-2022	500,000	508,318
Comcast Corporation	3.60	3-1-2024	500,000	516,047
Comcast Corporation	4.65	7-15-2042	548,000	567,779
Comcast Corporation	4.75	3-1-2044	375,000	395,079
Comcast Corporation	4.95	6-15-2016	350,000	379,536
Comcast Corporation	5.15	3-1-2020	500,000	575,091
Comcast Corporation	5.70	5-15-2018	500,000	577,095
Comcast Corporation	5.70	7-1-2019	1,000,000	1,175,647
Comcast Corporation	5.85	11-15-2015	500,000	538,871
Comcast Corporation	5.88	2-15-2018	75,000	86,819
Comcast Corporation	5.90	3-15-2016	975,000	1,067,029
Comcast Corporation	6.30	11-15-2017	500,000	583,533
Comcast Corporation	6.40	3-1-2040	500,000	639,032
Comcast Corporation	6.45	3-15-2037	900,000	1,147,788
Comcast Corporation	6.50	11-15-2035	550,000	705,296
Comcast Corporation	6.55	7-1-2039	650,000	840,415
Comcast Corporation	6.95	8-15-2037	400,000	536,360
DIRECTV Holdings LLC	2.40	3-15-2017	1,000,000	1,032,830
DIRECTV Holdings LLC	3.80	3-15-2022	500,000	515,861
DIRECTV Holdings LLC	4.45	4-1-2024	500,000	530,912
DIRECTV Holdings LLC	4.60	2-15-2021	350,000	382,109
DIRECTV Holdings LLC	5.00	3-1-2021	700,000	783,793
DIRECTV Holdings LLC	5.15	3-15-2042	500,000	526,334
DIRECTV Holdings LLC	5.20	3-15-2020	330,000	374,078
DIRECTV Holdings LLC	5.88	10-1-2019	1,000,000	1,168,402
DIRECTV Holdings LLC	6.00	8-15-2040	400,000	461,627
DIRECTV Holdings LLC	6.35	3-15-2040	145,000	172,368
DIRECTV Holdings LLC	6.38	3-1-2041	500,000	602,921
Discovery Communications LLC	3.30	5-15-2022	250,000	249,595
Discovery Communications LLC	3.70	6-1-2015	250,000	258,222
Discovery Communications LLC	4.38	6-15-2021	300,000	324,917
Discovery Communications LLC	4.95	5-15-2042	250,000	254,024
Discovery Communications LLC	5.05	6-1-2020	750,000	846,509

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Discovery Communications LLC	5.63%	8-15-2019	$250,000	$287,992
Discovery Communications LLC	6.35	6-1-2040	250,000	300,281
Interpublic Group of Companies	4.00	3-15-2022	1,000,000	1,025,304
McGraw-Hill Company Incorporated	5.90	11-15-2017	250,000	278,468
NBCUniversal Media LLC	2.88	4-1-2016	500,000	520,853
NBCUniversal Media LLC	2.88	1-15-2023	500,000	496,283
NBCUniversal Media LLC	4.38	4-1-2021	1,500,000	1,657,254
NBCUniversal Media LLC	4.45	1-15-2043	500,000	502,068
NBCUniversal Media LLC	5.95	4-1-2041	500,000	609,199
NBCUniversal Media LLC	6.40	4-30-2040	1,000,000	1,279,033
News America Incorporated	3.00	9-15-2022	375,000	370,023
News America Incorporated	4.50	2-15-2021	500,000	552,101
News America Incorporated	6.15	2-15-2041	735,000	895,562
News America Incorporated	6.40	12-15-2035	750,000	937,492
News America Incorporated	6.65	11-15-2037	600,000	765,750
News America Incorporated	6.90	3-1-2019	1,300,000	1,575,664
News America Incorporated	6.90	8-15-2039	500,000	655,671
News America Incorporated	8.15	10-17-2036	250,000	353,401
Omnicom Group Incorporated	3.63	5-1-2022	250,000	253,984
Omnicom Group Incorporated	4.45	8-15-2020	90,000	98,024
Omnicom Group Incorporated	5.90	4-15-2016	500,000	545,473
Omnicom Group Incorporated	6.25	7-15-2019	650,000	767,376
TCI Communications Incorporated	7.13	2-15-2028	350,000	463,440
TCI Communications Incorporated	8.75	8-1-2015	500,000	548,294
Thompson Reuters Corporation	4.30	11-23-2023	300,000	313,699
Thompson Reuters Corporation	4.70	10-15-2019	425,000	471,677
Thompson Reuters Corporation	5.65	11-23-2043	200,000	219,795
Thompson Reuters Corporation	5.85	4-15-2040	134,000	149,289
Thompson Reuters Corporation	6.50	7-15-2018	500,000	588,011
Time Warner Cable Incorporated	4.00	9-1-2021	750,000	805,379
Time Warner Cable Incorporated	4.00	1-15-2022	300,000	316,652
Time Warner Cable Incorporated	4.13	2-15-2021	500,000	541,354
Time Warner Cable Incorporated	4.50	9-15-2042	600,000	585,503
Time Warner Cable Incorporated	4.70	1-15-2021	250,000	277,960
Time Warner Cable Incorporated	4.88	3-15-2020	500,000	562,987
Time Warner Cable Incorporated	5.00	2-1-2020	535,000	603,975
Time Warner Cable Incorporated	5.50	9-1-2041	300,000	331,508
Time Warner Cable Incorporated	5.85	5-1-2017	500,000	564,476
Time Warner Cable Incorporated	6.20	3-15-2040	300,000	362,011
Time Warner Cable Incorporated	6.55	5-1-2037	500,000	621,240
Time Warner Cable Incorporated	6.63	5-15-2029	800,000	1,019,573
Time Warner Cable Incorporated	6.75	7-1-2018	750,000	892,985
Time Warner Cable Incorporated	6.75	6-15-2039	500,000	644,271
Time Warner Cable Incorporated	7.30	7-1-2038	800,000	1,074,619
Time Warner Cable Incorporated	7.63	4-15-2031	825,000	1,143,726
Time Warner Cable Incorporated	8.25	4-1-2019	650,000	827,383
Time Warner Cable Incorporated	8.38	3-15-2023	250,000	337,070
Time Warner Cable Incorporated	8.75	2-14-2019	704,000	907,510
Time Warner Cable Incorporated	9.15	2-1-2023	250,000	348,930
Time Warner Entertainment Company LP	8.38	7-15-2033	300,000	438,801
Time Warner Incorporated	3.15	7-15-2015	400,000	411,785
Time Warner Incorporated	3.40	6-15-2022	100,000	101,952
Time Warner Incorporated	4.75	3-29-2021	500,000	558,377
Time Warner Incorporated	4.90	6-15-2042	51,000	52,870
Time Warner Incorporated	5.88	11-15-2016	1,500,000	1,675,011
Time Warner Incorporated	5.88	11-15-2040	250,000	291,505
Time Warner Incorporated	6.10	7-15-2040	400,000	477,312
Time Warner Incorporated	6.25	3-29-2041	500,000	610,050
Time Warner Incorporated	6.50	11-15-2036	252,000	311,100
Time Warner Incorporated	7.57	2-1-2024	250,000	324,799
Time Warner Incorporated	7.70	5-1-2032	700,000	975,083
Viacom Incorporated	2.50	12-15-2016	1,000,000	1,036,517
Viacom Incorporated	3.25	3-15-2023	200,000	197,236
Viacom Incorporated	3.50	4-1-2017	100,000	106,496
Viacom Incorporated	4.25	9-1-2023	1,000,000	1,053,218

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
Viacom Incorporated	4.38%	3-15-2043	$552,000	$511,183
Viacom Incorporated	4.50	3-1-2021	500,000	544,710
Viacom Incorporated	4.88	6-15-2043	175,000	175,289
Viacom Incorporated	5.25	4-1-2044	500,000	526,689
Viacom Incorporated	5.50	5-15-2033	200,000	221,409
Viacom Incorporated	5.63	9-15-2019	150,000	173,619
Viacom Incorporated	5.85	9-1-2043	125,000	142,897
Viacom Incorporated	6.13	10-5-2017	250,000	287,784
Viacom Incorporated	6.88	4-30-2036	340,000	432,566
Walt Disney Company	0.45	12-1-2015	1,000,000	1,001,722
Walt Disney Company	1.35	8-16-2016	500,000	508,247
Walt Disney Company	2.35	12-1-2022	500,000	477,130
Walt Disney Company	2.55	2-15-2022	250,000	246,664
Walt Disney Company	2.75	8-16-2021	500,000	508,074
Walt Disney Company	4.13	12-1-2041	250,000	248,407
Walt Disney Company	4.38	8-16-2041	250,000	261,023
Walt Disney Company	5.50	3-15-2019	500,000	581,154
Walt Disney Company	5.63	9-15-2016	250,000	277,720
Walt Disney Company	7.00	3-1-2032	75,000	103,807
				67,483,135

Multiline Retail : 0.15%
Dollar General Corporation	3.25	4-15-2023	350,000	336,301
Family Dollar Stores Incorporated	5.00	2-1-2021	100,000	108,260
Kohl’s Corporation	3.25	2-1-2023	150,000	144,567
Kohl’s Corporation	4.75	12-15-2023	300,000	320,592
Kohl’s Corporation	6.00	1-15-2033	65,000	71,444
Kohl’s Corporation	6.25	12-15-2017	500,000	580,139
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	200,000	209,824
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	300,000	318,355
Macy’s Retail Holdings Incorporated	5.90	12-1-2016	356,000	398,407
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	500,000	636,467
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	500,000	622,371
Nordstrom Incorporated	4.00	10-15-2021	250,000	268,508
Nordstrom Incorporated	4.75	5-1-2020	135,000	150,260
Nordstrom Incorporated 144A	5.00	1-15-2044	100,000	108,506
Nordstrom Incorporated	6.25	1-15-2018	500,000	580,571
Target Corporation	2.90	1-15-2022	250,000	251,987
Target Corporation	4.00	7-1-2042	725,000	679,146
Target Corporation	5.38	5-1-2017	350,000	392,754
Target Corporation	5.88	7-15-2016	300,000	333,094
Target Corporation	6.00	1-15-2018	500,000	579,447
Target Corporation	6.35	11-1-2032	300,000	377,030
Target Corporation	6.50	10-15-2037	400,000	515,300
Target Corporation	7.00	1-15-2038	768,000	1,040,734
				9,024,064

Specialty Retail : 0.26%
Advance Auto Parts Incorporated	4.50	1-15-2022	100,000	106,288
Advance Auto Parts Incorporated	4.50	12-1-2023	250,000	265,277
AutoZone Incorporated	1.30	1-13-2017	200,000	200,175
AutoZone Incorporated	2.88	1-15-2023	250,000	239,845
AutoZone Incorporated	3.13	7-15-2023	150,000	145,717
AutoZone Incorporated	4.00	11-15-2020	200,000	213,957
AutoZone Incorporated	5.50	11-15-2015	275,000	293,831
Gap Incorporated	5.95	4-12-2021	700,000	807,232
Home Depot Incorporated	2.25	9-10-2018	1,000,000	1,027,880
Home Depot Incorporated	2.70	4-1-2023	375,000	364,245
Home Depot Incorporated	3.75	2-15-2024	1,000,000	1,047,589
Home Depot Incorporated	3.95	9-15-2020	400,000	437,429
Home Depot Incorporated	4.20	4-1-2043	400,000	395,094
Home Depot Incorporated	4.40	4-1-2021	500,000	561,816

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Specialty Retail (continued)
Home Depot Incorporated	4.88%	2-15-2044	$500,000	$545,402
Home Depot Incorporated	5.40	3-1-2016	1,180,000	1,280,256
Home Depot Incorporated	5.40	9-15-2040	200,000	234,981
Home Depot Incorporated	5.88	12-16-2036	1,500,000	1,842,677
Home Depot Incorporated	5.95	4-1-2041	500,000	627,366
Lowe’s Companies Incorporated	3.12	4-15-2022	200,000	204,593
Lowe’s Companies Incorporated	3.75	4-15-2021	150,000	160,796
Lowe’s Companies Incorporated	3.88	9-15-2023	250,000	265,093
Lowe’s Companies Incorporated	4.63	4-15-2020	400,000	443,706
Lowe’s Companies Incorporated	4.65	4-15-2042	500,000	527,627
Lowe’s Companies Incorporated	5.00	10-15-2015	600,000	636,360
Lowe’s Companies Incorporated	5.40	10-15-2016	500,000	553,197
Lowe’s Companies Incorporated	5.80	10-15-2036	250,000	302,535
Lowe’s Companies Incorporated	5.80	4-15-2040	110,000	134,141
Lowe’s Companies Incorporated	6.50	3-15-2029	75,000	94,673
Lowe’s Companies Incorporated	6.65	9-15-2037	350,000	462,484
O’Reilly Automotive Incorporated	3.80	9-1-2022	150,000	153,921
O’Reilly Automotive Incorporated	4.88	1-14-2021	45,000	49,380
O’Reilly Automotive Incorporated	4.63	9-15-2021	150,000	162,641
Staples Incorporated «	4.38	1-12-2023	200,000	198,602
TJX Companies Incorporated	4.20	8-15-2015	250,000	260,829
TJX Companies Incorporated	6.95	4-15-2019	85,000	104,101
				15,351,736

Textiles, Apparel & Luxury Goods : 0.01%
Nike Incorporated	2.25	5-1-2023	100,000	94,601
Nike Incorporated	3.63	5-1-2043	100,000	92,569
Ralph Lauren Corporation	2.13	9-26-2018	50,000	50,396
VF Corporation	3.50	9-1-2021	250,000	261,151
VF Corporation	5.95	11-1-2017	100,000	115,323
VF Corporation	6.45	11-1-2037	150,000	191,695
				805,735

Consumer Staples : 1.85%
Beverages : 0.52%
Anheuser-Busch Companies Incorporated	5.50	1-15-2018	200,000	227,969
Anheuser-Busch Companies Incorporated	5.60	3-1-2017	50,000	55,921
Anheuser-Busch Companies Incorporated	5.75	4-1-2036	250,000	304,024
Anheuser-Busch InBev Finance Company	0.80	1-15-2016	250,000	251,348
Anheuser-Busch InBev Finance Company	1.13	1-27-2017	550,000	554,734
Anheuser-Busch InBev Finance Company	2.15	2-1-2019	500,000	505,791
Anheuser-Busch InBev Finance Company	2.63	1-17-2023	500,000	481,661
Anheuser-Busch InBev Finance Company	3.70	2-1-2024	750,000	778,187
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	300,000	288,401
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	350,000	371,739
Anheuser-Busch InBev Worldwide Incorporated	0.80	7-15-2015	700,000	702,686
Anheuser-Busch InBev Worldwide Incorporated	1.38	7-15-2017	500,000	503,496
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	1,250,000	1,207,614
Anheuser-Busch InBev Worldwide Incorporated	2.88	2-15-2016	45,000	46,801
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	360,000	333,735
Anheuser-Busch InBev Worldwide Incorporated	4.38	2-15-2021	30,000	33,383
Anheuser-Busch InBev Worldwide Incorporated	5.00	4-15-2020	1,000,000	1,143,233
Anheuser-Busch InBev Worldwide Incorporated	5.38	1-15-2020	900,000	1,045,522
Anheuser-Busch InBev Worldwide Incorporated	6.38	1-15-2040	750,000	989,578
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	1,500,000	1,867,869
Anheuser-Busch InBev Worldwide Incorporated	8.20	1-15-2039	500,000	779,299
Beam Incorporated	1.75	6-15-2018	250,000	246,837
Beam Incorporated	1.88	5-15-2017	250,000	251,067
Brown-Forman Corporation	2.25	1-15-2023	250,000	233,440
Brown-Forman Corporation	2.50	1-15-2016	100,000	102,909
Brown-Forman Corporation	3.75	1-15-2043	100,000	93,268

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Beverages (continued)
Coca-Cola Company	1.15%	4-1-2018	$500,000	$495,749
Coca-Cola Company	1.50	11-15-2015	500,000	508,117
Coca-Cola Company	1.65	3-14-2018	1,100,000	1,115,818
Coca-Cola Company	1.80	9-1-2016	910,000	933,368
Coca-Cola Company	2.45	11-1-2020	1,000,000	1,010,141
Coca-Cola Company	2.50	4-1-2023	350,000	337,484
Coca-Cola Company	3.15	11-15-2020	1,010,000	1,059,994
Coca-Cola Company	3.20	11-1-2023	400,000	404,436
Coca-Cola Company	3.30	9-1-2021	70,000	73,387
Coca-Cola Enterprises Incorporated	2.00	8-19-2016	100,000	102,412
Coca-Cola Enterprises Incorporated	3.50	9-15-2020	500,000	522,397
Coca-Cola Enterprises Incorporated	4.50	9-1-2021	100,000	108,925
Diageo Investment Corporation	2.88	5-11-2022	600,000	597,115
Diageo Investment Corporation	4.25	5-11-2042	250,000	247,807
Diageo Investment Corporation	7.45	4-15-2035	150,000	213,746
Dr Pepper Snapple Group Incorporated	2.90	1-15-2016	500,000	517,340
Dr Pepper Snapple Group Incorporated	3.20	11-15-2021	250,000	254,465
Dr Pepper Snapple Group Incorporated	7.45	5-1-2038	100,000	139,887
Fortune Brands Incorporated	5.38	1-15-2016	36,000	38,488
Molson Coors Brewing Company	5.00	5-1-2042	500,000	540,817
PepsiCo Incorporated	0.70	8-13-2015	350,000	351,438
PepsiCo Incorporated	0.70	2-26-2016	150,000	150,530
PepsiCo Incorporated	1.25	8-13-2017	400,000	401,553
PepsiCo Incorporated	2.25	1-7-2019	350,000	356,503
PepsiCo Incorporated	2.50	5-10-2016	400,000	414,632
PepsiCo Incorporated	2.75	3-5-2022	370,000	365,574
PepsiCo Incorporated	2.75	3-1-2023	475,000	461,872
PepsiCo Incorporated	3.00	8-25-2021	250,000	254,505
PepsiCo Incorporated	3.13	11-1-2020	1,000,000	1,044,093
PepsiCo Incorporated	3.60	3-1-2024	1,000,000	1,026,466
PepsiCo Incorporated	3.60	8-13-2042	250,000	222,527
PepsiCo Incorporated	4.00	3-5-2042	250,000	241,277
PepsiCo Incorporated	4.50	1-15-2020	200,000	222,611
PepsiCo Incorporated	4.88	11-1-2040	325,000	353,554
PepsiCo Incorporated	5.00	6-1-2018	1,000,000	1,131,013
PepsiCo Incorporated	5.50	1-15-2040	300,000	352,742
PepsiCo Incorporated	7.90	11-1-2018	500,000	626,062
PepsiCo Incorporated Series B	7.00	3-1-2029	600,000	803,512
				31,402,869

Food & Staples Retailing : 0.49%
Costco Wholesale Corporation	1.13	12-15-2017	1,000,000	995,499
Costco Wholesale Corporation	1.70	12-15-2019	500,000	491,696
Costco Wholesale Corporation	5.50	3-15-2017	400,000	449,400
CVS Caremark Corporation	2.25	12-5-2018	278,000	281,885
CVS Caremark Corporation	2.75	12-1-2022	500,000	484,356
CVS Caremark Corporation	4.00	12-5-2023	500,000	527,188
CVS Caremark Corporation	4.75	5-18-2020	250,000	281,550
CVS Caremark Corporation	5.30	12-5-2043	300,000	342,164
CVS Caremark Corporation	5.75	6-1-2017	400,000	452,369
CVS Caremark Corporation	5.75	5-15-2041	300,000	360,110
CVS Caremark Corporation	6.13	8-15-2016	250,000	278,968
CVS Caremark Corporation	6.13	9-15-2039	700,000	878,795
CVS Caremark Corporation	6.25	6-1-2027	515,000	643,837
Delhaize America Incorporated	9.00	4-15-2031	500,000	649,834
Safeway Incorporated	4.75	12-1-2021	500,000	513,853
Safeway Incorporated	5.00	8-15-2019	750,000	782,375
Safeway Incorporated	7.25	2-1-2031	75,000	77,084
Sysco Corporation	0.55	6-12-2015	100,000	100,210
Sysco Corporation	5.25	2-12-2018	300,000	337,700
Sysco Corporation	6.63	3-17-2039	200,000	266,212
The Kroger Company	1.20	10-17-2016	200,000	200,633
The Kroger Company	2.20	1-15-2017	200,000	205,675
The Kroger Company	2.30	1-15-2019	200,000	201,988

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Food & Staples Retailing (continued)
The Kroger Company	3.30%	1-15-2021	$500,000	$511,576
The Kroger Company	3.40	4-15-2022	250,000	253,978
The Kroger Company	3.85	8-1-2023	250,000	256,777
The Kroger Company	3.90	10-1-2015	150,000	156,351
The Kroger Company	5.00	4-15-2042	250,000	261,305
The Kroger Company	5.15	8-1-2043	150,000	161,448
The Kroger Company	6.15	1-15-2020	800,000	944,274
The Kroger Company	6.90	4-15-2038	300,000	384,652
The Kroger Company	7.50	4-1-2031	75,000	98,869
Wal-Mart Stores Incorporated	1.13	4-11-2018	500,000	495,996
Wal-Mart Stores Incorporated	1.50	10-25-2015	750,000	761,603
Wal-Mart Stores Incorporated	2.25	7-8-2015	1,250,000	1,276,415
Wal-Mart Stores Incorporated	2.55	4-11-2023	750,000	726,008
Wal-Mart Stores Incorporated	3.25	10-25-2020	750,000	792,626
Wal-Mart Stores Incorporated	3.63	7-8-2020	1,100,000	1,187,701
Wal-Mart Stores Incorporated	4.00	4-11-2043	400,000	385,761
Wal-Mart Stores Incorporated	4.25	4-15-2021	500,000	557,267
Wal-Mart Stores Incorporated	4.75	10-2-2043	500,000	541,811
Wal-Mart Stores Incorporated	4.88	7-8-2040	850,000	939,806
Wal-Mart Stores Incorporated	5.00	10-25-2040	500,000	557,081
Wal-Mart Stores Incorporated	5.25	9-1-2035	950,000	1,101,794
Wal-Mart Stores Incorporated	5.63	4-15-2041	1,000,000	1,214,526
Wal-Mart Stores Incorporated	5.80	2-15-2018	700,000	811,989
Wal-Mart Stores Incorporated	5.88	4-5-2027	100,000	123,994
Wal-Mart Stores Incorporated	6.20	4-15-2038	1,000,000	1,293,407
Wal-Mart Stores Incorporated	6.50	8-15-2037	1,000,000	1,323,668
Wal-Mart Stores Incorporated	7.55	2-15-2030	500,000	722,790
Walgreen Company	1.80	9-15-2017	400,000	405,165
Walgreen Company	3.10	9-15-2022	1,000,000	986,779
Walgreen Company	4.40	9-15-2042	500,000	481,624
Walgreen Company	5.25	1-15-2019	250,000	285,056
				29,805,478

Food Products : 0.42%
Archer-Daniels-Midland Company	4.02	4-16-2043	840,000	816,429
Archer-Daniels-Midland Company	4.48	3-1-2021	535,000	592,478
Archer-Daniels-Midland Company	4.54	3-26-2042	250,000	263,054
Archer-Daniels-Midland Company	5.38	9-15-2035	350,000	408,324
Archer-Daniels-Midland Company	5.45	3-15-2018	100,000	113,913
Campbell Soup Company	2.50	8-2-2022	121,000	114,011
Campbell Soup Company	4.50	2-15-2019	285,000	314,108
ConAgra Foods Incorporated	1.35	9-10-2015	350,000	353,110
ConAgra Foods Incorporated	1.90	1-25-2018	125,000	125,839
ConAgra Foods Incorporated	2.10	3-15-2018	100,000	101,022
ConAgra Foods Incorporated	3.20	1-25-2023	500,000	488,036
ConAgra Foods Incorporated	3.25	9-15-2022	500,000	493,074
ConAgra Foods Incorporated	4.65	1-25-2043	350,000	348,109
ConAgra Foods Incorporated	6.63	8-15-2039	200,000	250,135
ConAgra Foods Incorporated	7.00	4-15-2019	500,000	605,003
ConAgra Foods Incorporated	8.25	9-15-2030	120,000	167,840
General Mills Incorporated	0.88	1-29-2016	80,000	80,422
General Mills Incorporated	3.65	2-15-2024	250,000	256,777
General Mills Incorporated	5.40	6-15-2040	345,000	392,092
General Mills Incorporated	5.65	2-15-2019	1,000,000	1,168,759
General Mills Incorporated	5.70	2-15-2017	100,000	112,117
Hershey Company	2.63	5-1-2023	100,000	96,985
Hershey Company	4.13	12-1-2020	500,000	550,965
Hormel Foods Corporation	4.13	4-15-2021	100,000	108,589
Ingredion Incorporated	1.80	9-25-2017	150,000	147,784
Ingredion Incorporated	4.63	11-1-2020	300,000	325,148
J.M. Smucker Company	3.50	10-15-2021	300,000	312,596
Kellogg Company	1.88	11-17-2016	500,000	511,625
Kellogg Company	3.25	5-21-2018	65,000	68,440
Kellogg Company	4.00	12-15-2020	221,000	235,112

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Food Products (continued)
Kellogg Company	4.15%	11-15-2019	$300,000	$326,673
Kellogg Company	4.45	5-30-2016	300,000	321,537
Kellogg Company Series B	7.45	4-1-2031	350,000	456,965
Kraft Foods Group Incorporated	1.63	6-4-2015	400,000	404,466
Kraft Foods Group Incorporated	3.50	6-6-2022	1,350,000	1,383,855
Kraft Foods Group Incorporated	4.13	2-9-2016	1,500,000	1,585,304
Kraft Foods Group Incorporated	5.00	6-4-2042	750,000	797,687
Kraft Foods Group Incorporated	5.38	2-10-2020	1,250,000	1,436,476
Kraft Foods Group Incorporated	6.13	8-23-2018	375,000	438,791
Kraft Foods Group Incorporated	6.13	8-23-2018	500,000	583,285
Kraft Foods Group Incorporated	6.50	8-11-2017	250,000	288,524
Kraft Foods Group Incorporated	6.50	11-1-2031	384,000	478,973
Kraft Foods Group Incorporated	6.50	2-9-2040	500,000	625,168
Kraft Foods Group Incorporated	6.50	2-9-2040	593,000	752,832
Kraft Foods Group Incorporated	6.88	2-1-2038	600,000	786,739
Kraft Foods Group Incorporated	6.88	1-26-2039	100,000	131,822
McCormick & Company	3.50	9-1-2023	179,000	185,674
McCormick & Company	3.90	7-15-2021	75,000	80,541
Mead Johnson Nutrition Company	4.90	11-1-2019	250,000	279,381
Mead Johnson Nutrition Company	5.90	11-1-2039	100,000	119,457
Mondelez International	4.00	2-1-2024	700,000	723,682
Sara Lee Corporation	4.10	9-15-2020	266,000	275,542
Tyson Foods Incorporated	4.50	6-15-2022	500,000	525,352
Unilever Capital Corporation	0.45	7-30-2015	200,000	200,683
Unilever Capital Corporation	0.85	8-2-2017	500,000	496,038
Unilever Capital Corporation	2.75	2-10-2016	300,000	311,536
Unilever Capital Corporation	4.25	2-10-2021	300,000	331,279
Unilever Capital Corporation	4.80	2-15-2019	350,000	395,079
Unilever Capital Corporation	5.90	11-15-2032	300,000	392,220
				25,037,457

Household Products : 0.13%
Church & Dwight Company Incorporated	2.88	10-1-2022	107,000	104,067
Clorox Company	3.05	9-15-2022	161,000	159,561
Clorox Company	5.95	10-15-2017	90,000	103,006
Colgate-Palmolive Company	1.95	2-1-2023	500,000	461,191
Colgate-Palmolive Company	2.30	5-3-2022	500,000	488,163
Colgate-Palmolive Company	2.95	11-1-2020	200,000	203,407
Colgate-Palmolive Company	5.20	11-7-2016	100,000	110,586
Colgate-Palmolive Company Series F	3.15	8-5-2015	340,000	351,204
Kimberly-Clark Corporation	2.40	6-1-2023	150,000	142,802
Kimberly-Clark Corporation	3.63	8-1-2020	750,000	795,273
Kimberly-Clark Corporation	5.30	3-1-2041	245,000	290,058
Kimberly-Clark Corporation	6.13	8-1-2017	200,000	231,002
Kimberly-Clark Corporation	6.63	8-1-2037	200,000	271,575
Kimberly-Clark Corporation	7.50	11-1-2018	100,000	124,296
Procter & Gamble Company	1.45	8-15-2016	1,000,000	1,017,770
Procter & Gamble Company	1.80	11-15-2015	400,000	408,048
Procter & Gamble Company	3.10	8-15-2023	375,000	378,490
Procter & Gamble Company	4.70	2-15-2019	500,000	566,493
Procter & Gamble Company	4.85	12-15-2015	500,000	533,804
Procter & Gamble Company	5.50	2-1-2034	350,000	425,604
Procter & Gamble Company	5.55	3-5-2037	500,000	609,586
Procter & Gamble Company	5.80	8-15-2034	100,000	125,346
				7,901,332

Personal Products : 0.02%
Avon Products Incorporated	4.20	7-15-2018	350,000	365,044
Avon Products Incorporated	4.60	3-15-2020	118,000	121,992
Avon Products Incorporated «	5.00	3-15-2023	250,000	252,046

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Personal Products (continued)
Estee Lauder Companies Incorporated	6.00%	5-15-2037	$200,000	$244,806
				983,888

Tobacco : 0.27%
Altria Group Incorporated	2.85	8-9-2022	750,000	723,173
Altria Group Incorporated	4.00	1-31-2024	89,000	91,777
Altria Group Incorporated	4.13	9-11-2015	500,000	522,942
Altria Group Incorporated	4.25	8-9-2042	500,000	461,059
Altria Group Incorporated	4.50	5-2-2043	250,000	239,306
Altria Group Incorporated	4.75	5-5-2021	500,000	554,497
Altria Group Incorporated	5.38	1-31-2044	1,250,000	1,355,729
Altria Group Incorporated	9.25	8-6-2019	1,000,000	1,337,096
Altria Group Incorporated	9.70	11-10-2018	355,000	469,540
Altria Group Incorporated	9.95	11-10-2038	226,000	372,440
Altria Group Incorporated	10.20	2-6-2039	161,000	271,033
Lorillard Tobacco Company	2.30	8-21-2017	100,000	102,545
Lorillard Tobacco Company	3.50	8-4-2016	45,000	47,272
Lorillard Tobacco Company	3.75	5-20-2023	500,000	493,132
Lorillard Tobacco Company	6.88	5-1-2020	250,000	301,052
Lorillard Tobacco Company	8.13	6-23-2019	155,000	193,975
Lorillard Tobacco Company	8.13	5-1-2040	250,000	335,153
Philip Morris International Incorporated	1.63	3-20-2017	500,000	509,482
Philip Morris International Incorporated	1.88	1-15-2019	250,000	249,734
Philip Morris International Incorporated	2.50	5-16-2016	500,000	519,041
Philip Morris International Incorporated	2.50	8-22-2022	250,000	241,249
Philip Morris International Incorporated	2.63	3-6-2023	175,000	168,492
Philip Morris International Incorporated	3.88	8-21-2042	250,000	231,404
Philip Morris International Incorporated	4.13	3-4-2043	300,000	289,728
Philip Morris International Incorporated	4.38	11-15-2041	500,000	500,855
Philip Morris International Incorporated	4.50	3-26-2020	750,000	834,121
Philip Morris International Incorporated	4.50	3-20-2042	500,000	510,038
Philip Morris International Incorporated	5.65	5-16-2018	1,000,000	1,151,977
Philip Morris International Incorporated	6.38	5-16-2038	600,000	765,518
Reynolds American Incorporated	4.75	11-1-2042	250,000	241,146
Reynolds American Incorporated	4.85	9-15-2023	1,500,000	1,613,226
Reynolds American Incorporated	6.15	9-15-2043	125,000	144,116
Reynolds American Incorporated	7.25	6-15-2037	200,000	249,532
UST Incorporated	5.75	3-1-2018	100,000	114,506
				16,205,886

Energy : 1.80%
Energy Equipment & Services : 0.16%
Baker Hughes Incorporated	5.13	9-15-2040	500,000	568,467
Baker Hughes Incorporated	6.88	1-15-2029	250,000	335,476
Baker Hughes Incorporated	7.50	11-15-2018	375,000	463,261
Cameron International Corporation	1.15	12-15-2016	312,000	312,589
Cameron International Corporation	4.00	12-15-2023	400,000	415,959
Cameron International Corporation	4.50	6-1-2021	200,000	217,175
Cameron International Corporation	5.13	12-15-2043	187,000	199,699
Cameron International Corporation	5.95	6-1-2041	100,000	118,248
Cameron International Corporation	7.00	7-15-2038	100,000	131,152
Diamond Offshore Drilling Incorporated «	4.88	11-1-2043	300,000	301,421
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	339,144
Diamond Offshore Drilling Incorporated	5.88	5-1-2019	365,000	427,284
FMC Technologies Incorporated	3.45	10-1-2022	100,000	98,408
Halliburton Company	2.00	8-1-2018	500,000	504,720
Halliburton Company	3.25	11-15-2021	200,000	207,643
Halliburton Company	3.50	8-1-2023	500,000	514,943
Halliburton Company	4.50	11-15-2041	250,000	262,270
Halliburton Company	4.75	8-1-2043	250,000	269,972
Halliburton Company	6.15	9-15-2019	350,000	419,735

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Halliburton Company	7.45%	9-15-2039	$650,000	$946,152
National Oilwell Varco Incorporated	2.60	12-1-2022	1,000,000	964,866
National Oilwell Varco Incorporated	3.95	12-1-2042	400,000	380,657
Petrohawk Energy Corporation	6.25	6-1-2019	1,250,000	1,352,500
				9,751,741

Oil, Gas & Consumable Fuels : 1.64%
Amerada Hess Corporation	7.13	3-15-2033	500,000	661,048
Anadarko Petroleum Corporation	5.95	9-15-2016	600,000	667,451
Anadarko Petroleum Corporation	6.20	3-15-2040	300,000	371,800
Anadarko Petroleum Corporation	6.38	9-15-2017	500,000	577,282
Anadarko Petroleum Corporation	6.45	9-15-2036	850,000	1,068,487
Anadarko Petroleum Corporation	8.70	3-15-2019	450,000	581,568
Apache Corporation	3.25	4-15-2022	362,000	373,271
Apache Corporation	3.63	2-1-2021	500,000	532,611
Apache Corporation	4.25	1-15-2044	250,000	244,866
Apache Corporation	4.75	4-15-2043	1,000,000	1,045,683
Apache Corporation	5.10	9-1-2040	575,000	631,152
Apache Corporation	5.25	2-1-2042	100,000	112,064
Apache Corporation	5.63	1-15-2017	380,000	424,330
Apache Corporation	6.00	1-15-2037	500,000	608,612
BJ Services Company	6.00	6-1-2018	150,000	172,170
Boardwalk Pipelines LP	3.38	2-1-2023	100,000	91,913
Boardwalk Pipelines LP	5.75	9-15-2019	150,000	165,611
Boardwalk Pipelines LP	5.88	11-15-2016	100,000	108,847
Buckeye Partners LP	4.15	7-1-2023	250,000	256,262
Buckeye Partners LP	4.88	2-1-2021	560,000	604,555
Buckeye Partners LP	5.50	8-15-2019	150,000	166,021
Buckeye Partners LP	5.85	11-15-2043	200,000	223,733
Buckeye Partners LP	6.05	1-15-2018	100,000	113,604
Chevron Corporation	1.10	12-5-2017	1,000,000	996,522
Chevron Corporation	1.72	6-24-2018	2,000,000	2,016,842
Chevron Corporation	2.36	12-5-2022	750,000	719,217
Chevron Corporation	4.95	3-3-2019	500,000	573,580
ConocoPhillips Company	1.05	12-15-2017	250,000	248,572
ConocoPhillips Company	2.40	12-15-2022	500,000	480,372
ConocoPhillips Company	5.20	5-15-2018	250,000	283,175
ConocoPhillips Company	5.75	2-1-2019	1,250,000	1,465,440
ConocoPhillips Company	5.90	10-15-2032	250,000	308,974
ConocoPhillips Company	5.90	5-15-2038	100,000	127,036
ConocoPhillips Company	6.00	1-15-2020	750,000	896,702
ConocoPhillips Company	6.50	2-1-2039	1,200,000	1,620,326
ConocoPhillips Company	6.95	4-15-2029	800,000	1,101,508
Continental Resources Company	4.50	4-15-2023	2,000,000	2,137,920
DCP Midstream Operating Company	2.70	4-1-2019	500,000	506,351
DCP Midstream Operating Company	3.88	3-15-2023	400,000	404,794
DCP Midstream Operating Company	5.60	4-1-2044	250,000	275,824
Devon Energy Corporation	1.20	12-15-2016	150,000	150,770
Devon Energy Corporation	2.40	7-15-2016	200,000	207,155
Devon Energy Corporation	3.25	5-15-2022	500,000	504,314
Devon Energy Corporation	4.00	7-15-2021	200,000	212,730
Devon Energy Corporation	4.75	5-15-2042	500,000	514,451
Devon Energy Corporation	5.60	7-15-2041	200,000	232,406
Devon Energy Corporation	6.30	1-15-2019	600,000	708,832
Devon Energy Corporation	7.95	4-15-2032	500,000	708,314
El Paso Natural Gas Company	5.95	4-15-2017	150,000	168,075
El Paso Natural Gas Company	8.38	6-15-2032	650,000	912,114
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	100,000	92,420
Enable Midstream Partners LP 144A	3.90	5-15-2024	1,000,000	1,002,199
Enbridge Energy Partners LP	5.20	3-15-2020	380,000	418,559
Enbridge Energy Partners LP	5.50	9-15-2040	200,000	215,931
Enbridge Energy Partners LP	5.88	12-15-2016	65,000	72,268
Enbridge Energy Partners LP	6.50	4-15-2018	200,000	232,822
Enbridge Energy Partners LP	7.50	4-15-2038	270,000	362,777

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Energy Partners LP	9.88%	3-1-2019	$125,000	$165,319
Energy Transfer Partners LP	3.60	2-1-2023	300,000	296,181
Energy Transfer Partners LP	4.15	10-1-2020	300,000	319,286
Energy Transfer Partners LP	4.65	6-1-2021	100,000	108,217
Energy Transfer Partners LP	4.90	2-1-2024	300,000	321,646
Energy Transfer Partners LP	5.15	2-1-2043	200,000	203,455
Energy Transfer Partners LP	5.20	2-1-2022	500,000	554,591
Energy Transfer Partners LP	5.95	10-1-2043	200,000	222,772
Energy Transfer Partners LP	6.05	6-1-2041	300,000	337,519
Energy Transfer Partners LP	6.13	2-15-2017	55,000	61,534
Energy Transfer Partners LP	6.50	2-1-2042	500,000	591,157
Energy Transfer Partners LP	6.63	10-15-2036	230,000	272,873
Energy Transfer Partners LP	6.70	7-1-2018	100,000	117,408
Energy Transfer Partners LP	7.50	7-1-2038	100,000	129,491
Energy Transfer Partners LP	8.25	11-15-2029	125,000	175,105
Energy Transfer Partners LP	9.00	4-15-2019	1,000,000	1,286,942
Eni Lasmo plc	7.30	11-15-2027	200,000	268,792
Enlink Midstream Partners LP	2.70	4-1-2019	250,000	253,576
Enlink Midstream Partners LP	4.40	4-1-2024	250,000	262,283
Enlink Midstream Partners LP	5.60	4-1-2044	250,000	278,136
Enterprise Products Operating LLC	1.25	8-13-2015	249,000	251,025
Enterprise Products Operating LLC	3.20	2-1-2016	100,000	104,209
Enterprise Products Operating LLC	3.35	3-15-2023	850,000	851,673
Enterprise Products Operating LLC	3.90	2-15-2024	300,000	309,013
Enterprise Products Operating LLC	4.05	2-15-2022	250,000	265,383
Enterprise Products Operating LLC	4.45	2-15-2043	250,000	244,663
Enterprise Products Operating LLC	4.85	3-15-2044	400,000	416,360
Enterprise Products Operating LLC	5.10	2-15-2045	500,000	535,079
Enterprise Products Operating LLC	5.20	9-1-2020	500,000	572,300
Enterprise Products Operating LLC	5.25	1-31-2020	700,000	802,151
Enterprise Products Operating LLC	5.70	2-15-2042	200,000	232,016
Enterprise Products Operating LLC	5.95	2-1-2041	100,000	119,669
Enterprise Products Operating LLC	6.13	10-15-2039	1,000,000	1,214,181
Enterprise Products Operating LLC	6.30	9-15-2017	400,000	462,540
Enterprise Products Operating LLC	6.65	4-15-2018	250,000	296,198
Enterprise Products Operating LLC	7.55	4-15-2038	100,000	139,637
Enterprise Products Operating LLC Series D	6.88	3-1-2033	400,000	519,141
EOG Resources Incorporated	2.63	3-15-2023	450,000	435,245
EOG Resources Incorporated	2.95	6-1-2015	500,000	512,395
EOG Resources Incorporated	4.10	2-1-2021	200,000	218,314
EOG Resources Incorporated	4.40	6-1-2020	300,000	332,966
EOG Resources Incorporated	5.63	6-1-2019	75,000	87,587
EOG Resources Incorporated	6.88	10-1-2018	400,000	482,258
EQT Corporation	4.88	11-15-2021	300,000	324,518
EQT Corporation	8.13	6-1-2019	325,000	399,332
Equitable Resources Incorporated	6.50	4-1-2018	100,000	112,597
Exxon Mobil Corporation	0.92	3-15-2017	500,000	501,444
Exxon Mobil Corporation	1.82	3-15-2019	1,000,000	1,011,282
Exxon Mobil Corporation	3.18	3-15-2024	500,000	511,703
Gulf South Pipeline Company LP	4.00	6-15-2022	200,000	202,097
Hess Corporation	5.60	2-15-2041	300,000	344,102
Hess Corporation	6.00	1-15-2040	350,000	420,637
Hess Corporation	7.30	8-15-2031	384,000	505,481
Hess Corporation	7.88	10-1-2029	280,000	382,536
Hess Corporation	8.13	2-15-2019	500,000	631,780
Kerr-McGee Corporation	6.95	7-1-2024	200,000	255,932
Kinder Morgan Energy Partners LP	3.45	2-15-2023	250,000	242,781
Kinder Morgan Energy Partners LP	3.50	3-1-2016	500,000	521,752
Kinder Morgan Energy Partners LP	3.50	3-1-2021	300,000	303,814
Kinder Morgan Energy Partners LP	3.50	9-1-2023	250,000	242,799
Kinder Morgan Energy Partners LP	3.95	9-1-2022	375,000	381,608
Kinder Morgan Energy Partners LP	5.00	8-15-2042	250,000	246,850
Kinder Morgan Energy Partners LP	5.00	3-1-2043	225,000	223,823
Kinder Morgan Energy Partners LP	5.30	9-15-2020	125,000	140,057
Kinder Morgan Energy Partners LP	5.50	3-1-2044	300,000	317,437

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP	5.80%	3-1-2021	$1,000,000	$1,144,540
Kinder Morgan Energy Partners LP	5.80	3-15-2035	100,000	110,064
Kinder Morgan Energy Partners LP	5.95	2-15-2018	500,000	572,554
Kinder Morgan Energy Partners LP	6.38	3-1-2041	500,000	583,166
Kinder Morgan Energy Partners LP	6.50	9-1-2039	750,000	886,805
Kinder Morgan Energy Partners LP	6.95	1-15-2038	500,000	617,841
Magellan Midstream Partners LP	5.15	10-15-2043	200,000	216,655
Magellan Midstream Partners LP	6.40	7-15-2018	100,000	118,121
Magellan Midstream Partners LP	6.55	7-15-2019	575,000	687,694
Marathon Oil Corporation	2.80	11-1-2022	600,000	580,987
Marathon Oil Corporation	6.00	10-1-2017	625,000	715,311
Marathon Oil Corporation	6.60	10-1-2037	450,000	581,401
Marathon Petroleum Corporation	3.50	3-1-2016	555,000	580,031
Marathon Petroleum Corporation	5.13	3-1-2021	35,000	39,844
Marathon Petroleum Corporation	6.50	3-1-2041	545,000	685,211
Murphy Oil Corporation	2.50	12-1-2017	500,000	512,721
Murphy Oil Corporation	5.13	12-1-2042	250,000	247,444
Murphy Oil Corporation	7.05	5-1-2029	200,000	237,506
Nabors Industries Incorporated	5.00	9-15-2020	300,000	333,758
Nabors Industries Incorporated	6.15	2-15-2018	500,000	569,955
Nabors Industries Incorporated	9.25	1-15-2019	500,000	635,696
Nextera Energy Capital	4.50	6-1-2021	200,000	218,488
Noble Energy Incorporated	4.15	12-15-2021	500,000	537,687
Noble Energy Incorporated	6.00	3-1-2041	565,000	682,569
Noble Energy Incorporated	8.25	3-1-2019	350,000	441,966
Northwest Pipeline Corporation	6.05	6-15-2018	170,000	195,757
Occidental Petroleum Corporation	1.50	2-15-2018	250,000	249,830
Occidental Petroleum Corporation	1.75	2-15-2017	500,000	509,205
Occidental Petroleum Corporation	2.50	2-1-2016	100,000	103,157
Occidental Petroleum Corporation	2.70	2-15-2023	500,000	486,214
Occidental Petroleum Corporation	3.13	2-15-2022	500,000	508,385
Occidental Petroleum Corporation	4.10	2-1-2021	460,000	505,075
Occidental Petroleum Corporation	4.13	6-1-2016	400,000	427,922
ONEOK Partners LP	6.13	2-1-2041	500,000	586,075
ONEOK Partners LP	6.15	10-1-2016	200,000	223,884
ONEOK Partners LP	6.85	10-15-2037	500,000	631,940
ONEOK Partners LP	8.63	3-1-2019	350,000	444,036
Phillips 66	2.95	5-1-2017	1,000,000	1,047,060
Phillips 66	4.30	4-1-2022	1,000,000	1,085,439
Phillips 66	5.88	5-1-2042	750,000	911,017
Pioneer Natural Resources Company	3.95	7-15-2022	1,000,000	1,043,066
Plains All American Pipeline LP	3.65	6-1-2022	500,000	516,958
Plains All American Pipeline LP	3.85	10-15-2023	500,000	512,642
Plains All American Pipeline LP	5.00	2-1-2021	200,000	225,603
Plains All American Pipeline LP	5.15	6-1-2042	500,000	543,966
Plains All American Pipeline LP	6.50	5-1-2018	150,000	176,496
Plains All American Pipeline LP	6.65	1-15-2037	200,000	254,137
Plains All American Pipeline LP	8.75	5-1-2019	400,000	518,681
Rowan Companies Incorporated	4.75	1-15-2024	200,000	209,815
Rowan Companies Incorporated	5.40	12-1-2042	150,000	149,910
Rowan Companies Incorporated	5.85	1-15-2044	200,000	212,079
Rowan Companies Incorporated	7.88	8-1-2019	300,000	368,768
Southern Natural Gas Company	4.40	6-15-2021	1,000,000	1,071,189
Southern Natural Gas Company 144A	5.90	4-1-2017	500,000	563,945
SouthWestern Energy Company	4.10	3-15-2022	1,000,000	1,058,461
Spectra Energy Capital LLC	3.30	3-15-2023	200,000	191,240
Spectra Energy Capital LLC	4.60	6-15-2021	100,000	109,919
Spectra Energy Capital LLC	7.50	9-15-2038	100,000	126,388
Spectra Energy Capital LLC	8.00	10-1-2019	100,000	126,011
Spectra Energy Partners LP	2.95	9-25-2018	500,000	519,173
Spectra Energy Partners LP	4.75	3-15-2024	350,000	379,484
Sunoco Logistics Partners LP	3.45	1-15-2023	200,000	196,869
Sunoco Logistics Partners LP	4.95	1-15-2043	150,000	149,670
Sunoco Logistics Partners LP	6.85	2-15-2040	250,000	309,572
TC Pipelines LP	4.65	6-15-2021	300,000	319,309

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Tennessee Gas Pipeline Company	7.00%	10-15-2028	$250,000	$316,396
Texas Eastern Transmission LP	7.00	7-15-2032	325,000	424,700
Total Capital International SA	1.50	2-17-2017	500,000	508,049
TransCanada PipeLines Limited	5.60	3-31-2034	100,000	116,716
TransCanada PipeLines Limited	6.20	10-15-2037	585,000	733,327
TransCanada PipeLines Limited	7.63	1-15-2039	500,000	722,942
Transcontinental Gas Pipe Line Corporation	6.05	6-15-2018	105,000	121,173
Transocean Incorporated	6.00	3-15-2018	600,000	676,463
Transocean Incorporated	6.50	11-15-2020	300,000	344,837
Transocean Incorporated	6.80	3-15-2038	450,000	505,469
Transocean Incorporated	7.50	4-15-2031	220,000	262,680
Valero Energy Corporation	6.13	6-15-2017	500,000	571,208
Valero Energy Corporation	6.13	2-1-2020	65,000	77,023
Valero Energy Corporation	6.63	6-15-2037	500,000	623,569
Valero Energy Corporation	7.50	4-15-2032	300,000	397,960
Valero Energy Corporation	9.38	3-15-2019	250,000	328,842
Weatherford International Limited	6.00	3-15-2018	100,000	114,417
Weatherford International Limited	6.50	8-1-2036	300,000	355,163
Weatherford International Limited	7.00	3-15-2038	50,000	61,926
Western Gas Partners LP	4.00	7-1-2022	400,000	412,352
Western Gas Partners LP	5.45	4-1-2044	500,000	540,770
Williams Companies Incorporated	3.70	1-15-2023	500,000	472,939
Williams Companies Incorporated	7.88	9-1-2021	200,000	242,636
Williams Companies Incorporated	8.75	3-15-2032	275,000	350,072
Williams Partners LP	3.35	8-15-2022	250,000	247,634
Williams Partners LP	4.13	11-15-2020	300,000	320,212
Williams Partners LP	4.30	3-4-2024	500,000	518,814
Williams Partners LP	4.50	11-15-2023	400,000	422,590
Williams Partners LP	5.25	3-15-2020	640,000	716,995
Williams Partners LP	5.80	11-15-2043	1,000,000	1,137,082
Williams Partners LP	6.30	4-15-2040	390,000	464,115
XTO Energy Incorporated	6.50	12-15-2018	500,000	607,662
				98,559,976

Financials : 7.22%
Banks : 1.76%
ABB Finance (USA) Incorporated	1.63	5-8-2017	100,000	101,202
ABB Finance (USA) Incorporated	2.88	5-8-2022	1,100,000	1,093,175
ABB Finance (USA) Incorporated	4.38	5-8-2042	37,000	38,156
Abbey National Treasury Services Company plc	4.00	3-13-2024	750,000	780,584
Australia & New Zealand Banking Group Limited	1.25	1-10-2017	250,000	252,013
Australia & New Zealand Banking Group Limited	1.45	5-15-2018	250,000	247,351
Australia & New Zealand Banking Group Limited	1.88	10-6-2017	250,000	254,222
Bank of America Corporation	1.25	1-11-2016	500,000	503,861
Bank of America Corporation	1.50	10-9-2015	1,000,000	1,010,379
Bank of America Corporation	2.00	1-11-2018	750,000	754,973
Bank of America Corporation	2.60	1-15-2019	554,000	562,230
Bank of America Corporation	2.65	4-1-2019	2,500,000	2,536,398
Bank of America Corporation	3.30	1-11-2023	1,600,000	1,573,656
Bank of America Corporation	3.63	3-17-2016	2,000,000	2,096,178
Bank of America Corporation	3.70	9-1-2015	500,000	518,355
Bank of America Corporation	3.75	7-12-2016	2,000,000	2,109,816
Bank of America Corporation	4.00	4-1-2024	2,500,000	2,554,333
Bank of America Corporation	4.13	1-22-2024	1,250,000	1,288,254
Bank of America Corporation	4.75	8-1-2015	1,750,000	1,832,772
Bank of America Corporation	5.00	1-21-2044	950,000	1,005,655
Bank of America Corporation	5.25	12-1-2015	500,000	529,816
Bank of America Corporation	5.30	3-15-2017	275,000	302,986
Bank of America Corporation	5.49	3-15-2019	250,000	283,368
Bank of America Corporation	5.63	10-14-2016	100,000	110,160
Bank of America Corporation	5.63	7-1-2020	1,500,000	1,728,948
Bank of America Corporation	5.70	1-24-2022	2,000,000	2,318,284
Bank of America Corporation	5.75	12-1-2017	1,500,000	1,698,786

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corporation	5.88%	1-5-2021	$500,000	$583,911
Bank of America Corporation	5.88	2-7-2042	500,000	594,410
Bank of America Corporation	6.00	9-1-2017	1,000,000	1,135,177
Bank of America Corporation	6.00	10-15-2036	800,000	973,935
Bank of America Corporation	6.05	5-16-2016	1,500,000	1,637,831
Bank of America Corporation	6.50	8-1-2016	1,850,000	2,059,339
Bank of America Corporation	7.63	6-1-2019	2,500,000	3,103,210
Bank One Corporation	7.63	10-15-2026	240,000	316,076
Bank One Corporation	8.00	4-29-2027	550,000	747,039
Branch Banking & Trust Corporation	2.15	3-22-2017	500,000	512,445
Branch Banking & Trust Corporation	2.30	10-15-2018	500,000	509,863
Branch Banking & Trust Corporation	3.20	3-15-2016	600,000	626,092
Branch Banking & Trust Corporation	3.95	4-29-2016	350,000	371,639
Branch Banking & Trust Corporation	3.95	3-22-2022	500,000	527,090
Branch Banking & Trust Corporation	5.20	12-23-2015	500,000	533,766
Branch Banking & Trust Corporation	5.63	9-15-2016	100,000	110,295
Branch Banking & Trust Corporation	6.85	4-30-2019	500,000	610,175
Capital One Bank USA NA	2.25	2-13-2019	500,000	504,023
Capital One Bank USA NA	3.38	2-15-2023	500,000	497,439
City National Corporation	5.25	9-15-2020	200,000	225,957
Comerica Bank	5.75	11-21-2016	500,000	556,566
Comerica Incorporated	3.00	9-16-2015	100,000	103,149
Commonwealth Bank of Australia (New York)	1.13	3-13-2017	1,000,000	1,000,291
Commonwealth Bank of Australia (New York)	1.25	9-18-2015	500,000	505,495
Commonwealth Bank of Australia (New York)	1.90	9-18-2017	250,000	255,010
Commonwealth Bank of Australia (New York)	2.25	3-13-2019	1,000,000	1,012,740
Commonwealth Bank of Australia (New York)	2.50	9-20-2018	500,000	513,868
Compass Bank	6.40	10-1-2017	250,000	277,736
Credit Suisse (New York)	4.38	8-5-2020	1,000,000	1,090,482
Credit Suisse (New York)	5.40	1-14-2020	1,500,000	1,680,575
Discover Bank	4.25	3-13-2026	250,000	260,028
Fifth Third Bancorp	1.15	11-18-2016	350,000	351,489
Fifth Third Bancorp	3.63	1-25-2016	500,000	523,204
Fifth Third Bancorp	4.30	1-16-2024	500,000	520,904
Fifth Third Bancorp	5.45	1-15-2017	500,000	550,490
Fifth Third Bancorp	8.25	3-1-2038	750,000	1,101,010
First Horizon National Corporation	5.38	12-15-2015	500,000	530,428
HSBC Bank USA NA	4.88	8-24-2020	800,000	888,902
HSBC Bank USA NA	5.00	9-27-2020	500,000	553,506
HSBC Bank USA NA	5.63	8-15-2035	225,000	257,189
HSBC Bank USA NA	7.00	1-15-2039	500,000	669,875
HSBC Finance Capital Trust IX ±	5.91	11-30-2035	200,000	208,200
HSBC Holdings plc	6.10	1-14-2042	500,000	631,857
HSBC Holdings plc	6.50	5-2-2036	1,000,000	1,217,390
HSBC Holdings plc	6.50	9-15-2037	850,000	1,041,048
HSBC USA Incorporated	1.63	1-16-2018	1,000,000	1,003,716
Huntington Bancshares Incorporated	2.60	8-2-2018	250,000	254,969
Huntington Bancshares Incorporated	7.00	12-15-2020	25,000	30,396
Huntington National Bank	1.30	11-20-2016	265,000	266,642
KeyBank NA	1.10	11-25-2016	300,000	301,103
KeyBank NA	1.65	2-1-2018	400,000	400,863
KeyBank NA	4.95	9-15-2015	250,000	262,714
KeyBank NA	5.45	3-3-2016	500,000	540,217
KeyCorp	2.30	12-13-2018	300,000	304,206
KeyCorp	5.10	3-24-2021	500,000	570,018
Manufacturers & Traders Trust Company	1.25	1-30-2017	355,000	356,655
Manufacturers & Traders Trust Company	6.63	12-4-2017	500,000	582,113
MUFG Capital Finance 1 Limited ±	6.35	7-29-2049	1,000,000	1,090,000
National Australia Bank Limited	0.90	1-20-2016	500,000	503,529
National Australia Bank Limited	1.30	7-25-2016	250,000	253,107
National Australia Bank Limited	1.60	8-7-2015	500,000	507,060
National Australia Bank Limited	2.75	3-9-2017	1,000,000	1,044,349
National Australia Bank Limited	3.00	1-20-2023	350,000	342,855
PNC Bank NA	1.13	1-27-2017	500,000	502,521
PNC Bank NA	2.70	11-1-2022	350,000	337,855

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
PNC Bank NA	2.95%	1-30-2023	$300,000	$294,290
PNC Bank NA	3.80	7-25-2023	300,000	310,629
PNC Bank NA	4.20	11-1-2025	1,500,000	1,586,922
PNC Bank NA	6.00	12-7-2017	500,000	572,634
PNC Bank NA	6.88	4-1-2018	175,000	206,691
Rabobank Nederland NV	2.25	1-14-2019	500,000	505,721
Regions Financial Corporation	2.00	5-15-2018	300,000	299,107
Regions Financial Corporation	5.75	6-15-2015	200,000	209,806
Sovereign Bank	8.75	5-30-2018	250,000	304,723
Sumitomo Mitsui Banking Corporation	1.45	7-19-2016	250,000	253,077
Sumitomo Mitsui Banking Corporation	1.50	1-18-2018	500,000	497,168
Sumitomo Mitsui Banking Corporation	3.20	7-18-2022	1,000,000	1,004,734
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	262,642
SunTrust Bank Incorporated	3.60	4-15-2016	250,000	263,190
SunTrust Bank Incorporated	5.00	9-1-2015	34,000	35,737
SunTrust Bank Incorporated	6.00	9-11-2017	750,000	852,998
SunTrust Bank Incorporated	7.25	3-15-2018	500,000	591,715
SVB Financial Group	5.38	9-15-2020	160,000	182,198
Svenska Handelsbanken AB	3.13	7-12-2016	500,000	524,821
Union Bank NA	2.13	6-16-2017	250,000	256,072
Union Bank NA	2.63	9-26-2018	500,000	514,269
Union Bank NA	5.95	5-11-2016	450,000	494,028
UnionBanCal Corporation	3.50	6-18-2022	200,000	207,048
US Bancorp NA	1.95	11-15-2018	250,000	251,999
US Bancorp NA	2.45	7-27-2015	500,000	511,404
US Bancorp NA	2.95	7-15-2022	575,000	565,870
US Bancorp NA	3.00	3-15-2022	500,000	505,379
US Bancorp NA	3.44	2-1-2016	500,000	522,442
US Bancorp NA	4.13	5-24-2021	1,000,000	1,086,740
Wachovia Bank NA (l)	5.85	2-1-2037	1,000,000	1,235,556
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	813,883
Wachovia Corporation (l)	5.50	8-1-2035	700,000	787,225
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,326,516
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,133,548
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,146,528
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,262,260
Wells Fargo & Company (l)	1.50	7-1-2015	750,000	758,644
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,984
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,042,186
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	744,228
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,036,239
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,057,933
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,034,157
Wells Fargo & Company (l)	4.60	4-1-2021	1,250,000	1,391,878
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,089,373
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,132,797
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,707,150
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	440,025
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	508,750
Westpac Banking Corporation	3.00	12-9-2015	1,000,000	1,037,915
Zions Bancorporation	4.50	6-13-2023	100,000	101,683
				105,483,455

Capital Markets : 1.22%
AGL Capital Corporation	4.40	6-1-2043	200,000	204,457
Ameriprise Financial Incorporated	4.00	10-15-2023	500,000	527,849
Ameriprise Financial Incorporated	5.30	3-15-2020	300,000	344,959
Ameriprise Financial Incorporated	5.65	11-15-2015	200,000	214,307
Ameriprise Financial Incorporated	7.30	6-28-2019	65,000	80,638
AmeriTech Capital Funding Corporation	6.45	1-15-2018	300,000	342,941
Ares Capital Corporation	4.88	11-30-2018	100,000	105,373
Bank of New York Mellon Corporation	0.70	3-4-2016	200,000	200,582
Bank of New York Mellon Corporation	1.35	3-6-2018	350,000	347,848
Bank of New York Mellon Corporation	2.10	1-15-2019	300,000	302,087

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	2.30%	7-28-2016	$1,500,000	$1,550,655
Bank of New York Mellon Corporation	2.50	1-15-2016	500,000	515,937
Bank of New York Mellon Corporation	3.40	5-15-2024	1,000,000	1,013,981
Bank of New York Mellon Corporation	3.55	9-23-2021	600,000	631,501
Bank of New York Mellon Corporation	3.95	11-18-2025	250,000	262,561
Bank of New York Mellon Corporation	4.15	2-1-2021	100,000	109,718
Bank of New York Mellon Corporation	5.45	5-15-2019	1,000,000	1,157,699
Bear Stearns Companies Incorporated	5.30	10-30-2015	180,000	191,627
Bear Stearns Companies Incorporated	5.55	1-22-2017	1,025,000	1,135,263
Bear Stearns Companies Incorporated	6.40	10-2-2017	620,000	717,021
Bear Stearns Companies Incorporated	7.25	2-1-2018	1,500,000	1,791,140
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	250,000	300,919
BlackRock Incorporated	3.38	6-1-2022	500,000	516,356
BlackRock Incorporated	4.25	5-24-2021	500,000	550,178
BlackRock Incorporated	5.00	12-10-2019	250,000	285,635
BlackRock Incorporated	6.25	9-15-2017	350,000	404,774
Charles Schwab Corporation	2.20	7-25-2018	150,000	152,935
Charles Schwab Corporation	3.23	9-1-2022	425,000	429,652
Charles Schwab Corporation	4.45	7-22-2020	200,000	222,298
Credit Suisse USA Incorporated	5.38	3-2-2016	500,000	540,323
Eaton Vance Corporation	3.63	6-15-2023	100,000	101,867
Eaton Vance Corporation	6.50	10-2-2017	30,000	34,622
Franklin Resources Incorporated	2.80	9-15-2022	300,000	294,471
Franklin Resources Incorporated	4.63	5-20-2020	250,000	282,072
Goldman Sachs Group Incorporated	1.60	11-23-2015	1,000,000	1,011,748
Goldman Sachs Group Incorporated	2.38	1-22-2018	750,000	762,473
Goldman Sachs Group Incorporated	3.63	2-7-2016	2,000,000	2,089,898
Goldman Sachs Group Incorporated	3.63	1-22-2023	500,000	500,418
Goldman Sachs Group Incorporated	3.70	8-1-2015	1,000,000	1,034,021
Goldman Sachs Group Incorporated	5.25	7-27-2021	1,100,000	1,235,292
Goldman Sachs Group Incorporated	5.35	1-15-2016	425,000	455,556
Goldman Sachs Group Incorporated	5.38	3-15-2020	1,500,000	1,698,863
Goldman Sachs Group Incorporated	5.75	10-1-2016	500,000	552,070
Goldman Sachs Group Incorporated	5.75	1-24-2022	2,000,000	2,311,842
Goldman Sachs Group Incorporated	5.95	1-18-2018	2,000,000	2,278,506
Goldman Sachs Group Incorporated	5.95	1-15-2027	1,070,000	1,212,160
Goldman Sachs Group Incorporated	6.00	6-15-2020	1,000,000	1,163,830
Goldman Sachs Group Incorporated	6.13	2-15-2033	1,000,000	1,189,213
Goldman Sachs Group Incorporated	6.15	4-1-2018	1,750,000	2,011,989
Goldman Sachs Group Incorporated	6.25	9-1-2017	1,250,000	1,428,360
Goldman Sachs Group Incorporated	6.25	2-1-2041	500,000	614,946
Goldman Sachs Group Incorporated	6.35	2-15-2034	950,000	1,078,663
Goldman Sachs Group Incorporated	6.45	5-1-2036	1,000,000	1,148,776
Goldman Sachs Group Incorporated	6.75	10-1-2037	1,925,000	2,306,464
Goldman Sachs Group Incorporated	7.50	2-15-2019	1,300,000	1,590,918
Jefferies Group Incorporated	3.88	11-9-2015	500,000	518,721
Jefferies Group Incorporated	6.25	1-15-2036	150,000	156,675
Jefferies Group Incorporated	6.45	6-8-2027	150,000	169,678
Jefferies Group Incorporated	6.50	1-20-2043	250,000	271,537
Jefferies Group Incorporated	6.88	4-15-2021	150,000	175,500
Jefferies Group Incorporated	8.50	7-15-2019	700,000	872,166
Lazard Group LLC	6.85	6-15-2017	500,000	569,760
Legg Mason Incorporated	5.63	1-15-2044	600,000	650,337
Merrill Lynch & Company Incorporated	5.70	5-2-2017	700,000	776,535
Morgan Stanley	1.75	2-25-2016	500,000	507,479
Morgan Stanley	2.13	4-25-2018	943,000	951,310
Morgan Stanley	2.50	1-24-2019	1,000,000	1,015,412
Morgan Stanley	3.75	2-25-2023	1,175,000	1,192,169
Morgan Stanley	4.10	5-22-2023	750,000	754,290
Morgan Stanley	4.75	3-22-2017	1,000,000	1,090,909
Morgan Stanley	4.88	11-1-2022	906,000	969,233
Morgan Stanley	5.00	11-24-2025	250,000	264,941
Morgan Stanley	5.38	10-15-2015	525,000	557,999
Morgan Stanley	5.45	1-9-2017	1,000,000	1,104,397
Morgan Stanley	5.50	1-26-2020	1,000,000	1,140,650

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets (continued)
Morgan Stanley	5.50%	7-24-2020	$500,000	$571,432
Morgan Stanley	5.50	7-28-2021	570,000	651,087
Morgan Stanley	5.55	4-27-2017	850,000	947,854
Morgan Stanley	5.63	9-23-2019	2,000,000	2,301,128
Morgan Stanley	5.75	10-18-2016	1,500,000	1,657,481
Morgan Stanley	5.75	1-25-2021	1,250,000	1,445,519
Morgan Stanley	6.25	8-9-2026	300,000	365,430
Morgan Stanley	6.38	7-24-2042	1,000,000	1,259,126
Morgan Stanley	6.63	4-1-2018	2,500,000	2,926,780
Morgan Stanley	7.25	4-1-2032	470,000	628,351
Morgan Stanley	7.30	5-13-2019	400,000	488,540
Northern Trust Corporation	3.45	11-4-2020	500,000	535,693
Northern Trust Corporation	3.95	10-30-2025	250,000	259,229
Raymond James Financial Incorporated	4.25	4-15-2016	100,000	105,920
Raymond James Financial Incorporated	8.60	8-15-2019	100,000	127,205
TD Ameritrade Holding Corporation	5.60	12-1-2019	200,000	233,655
Vesey Street Investment Trust I	4.40	9-1-2016	1,500,000	1,604,435
				73,358,815

Consumer Finance : 0.87%
Ahold Finance USA LLC	6.88	5-1-2029	300,000	379,657
American Express Centurion Bank	6.00	9-13-2017	500,000	573,955
American Express Company	1.55	5-22-2018	375,000	374,585
American Express Company	2.65	12-2-2022	575,000	561,562
American Express Company	4.05	12-3-2042	905,000	866,012
American Express Company	5.50	9-12-2016	500,000	551,677
American Express Company ±	6.80	9-1-2066	200,000	220,750
American Express Company	7.00	3-19-2018	800,000	955,066
American Express Company	8.13	5-20-2019	500,000	637,999
American Express Credit Corporation	1.75	6-12-2015	1,078,000	1,093,136
American Express Credit Corporation	2.13	7-27-2018	200,000	204,043
American Express Credit Corporation	2.38	3-24-2017	750,000	777,911
American Express Credit Corporation	2.75	9-15-2015	1,000,000	1,028,756
American Express Credit Corporation	2.80	9-19-2016	1,000,000	1,044,756
American Express Credit Corporation	5.30	12-2-2015	500,000	535,734
American Honda Finance Corporation	1.13	10-7-2016	400,000	403,715
American Honda Finance Corporation	2.13	10-10-2018	300,000	305,336
Anadarko Finance Company Series B	7.50	5-1-2031	325,000	441,233
Barrick Gold Finance Company LLC	4.40	5-30-2021	600,000	614,387
Barrick Gold Finance Company LLC	5.70	5-30-2041	300,000	297,381
Bunge Limited Finance Corporation	4.10	3-15-2016	100,000	105,321
Bunge Limited Finance Corporation	5.10	7-15-2015	300,000	313,608
Bunge Limited Finance Corporation	8.50	6-15-2019	500,000	629,143
Capital One Bank USA NA	2.15	11-21-2018	250,000	252,313
Capital One Bank USA NA	8.80	7-15-2019	750,000	966,342
Capital One Financial Corporation	1.00	11-6-2015	300,000	301,296
Capital One Financial Corporation	3.15	7-15-2016	260,000	271,974
Capital One Financial Corporation	4.75	7-15-2021	450,000	501,219
Capital One Financial Corporation	6.15	9-1-2016	500,000	554,991
Capital One Financial Corporation	6.75	9-15-2017	283,000	329,728
Caterpillar Financial Services Corporation	1.00	3-3-2017	500,000	501,004
Caterpillar Financial Services Corporation	1.35	9-6-2016	750,000	759,298
Caterpillar Financial Services Corporation	2.65	4-1-2016	100,000	103,837
Caterpillar Financial Services Corporation	3.75	11-24-2023	250,000	260,260
Caterpillar Financial Services Corporation	5.50	3-15-2016	275,000	298,446
Caterpillar Financial Services Corporation	7.15	2-15-2019	250,000	308,212
Daimler Finance North America LLC	8.50	1-18-2031	425,000	646,450
Devon Financing Corporation LLC	7.88	9-30-2031	620,000	870,371
Discover Financial Services	3.85	11-21-2022	550,000	558,214
Discover Financial Services	5.20	4-27-2022	600,000	664,015
Ford Motor Credit Company LLC	1.70	5-9-2016	400,000	406,000
Ford Motor Credit Company LLC	2.38	3-12-2019	1,000,000	1,002,956
Ford Motor Credit Company LLC	2.50	1-15-2016	400,000	410,723
Ford Motor Credit Company LLC	3.00	6-12-2017	5,200,000	5,427,152

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Company LLC	4.21%	4-15-2016	$600,000	$636,310
Ford Motor Credit Company LLC	4.25	9-20-2022	773,000	819,924
Ford Motor Credit Company LLC	4.75	1-15-2043	1,000,000	1,013,444
Ford Motor Credit Company LLC	5.88	8-2-2021	2,000,000	2,342,220
HSBC Finance Corporation	5.00	6-30-2015	1,825,000	1,908,611
HSBC Finance Corporation	5.50	1-19-2016	1,000,000	1,075,988
HSBC Finance Corporation	6.68	1-15-2021	1,179,000	1,410,375
John Deere Capital Corporation	0.75	1-22-2016	500,000	503,057
John Deere Capital Corporation	0.95	6-29-2015	200,000	201,338
John Deere Capital Corporation	1.05	10-11-2016	200,000	201,330
John Deere Capital Corporation	1.05	12-15-2016	600,000	603,536
John Deere Capital Corporation	1.30	3-12-2018	550,000	545,800
John Deere Capital Corporation	1.40	3-15-2017	500,000	506,493
John Deere Capital Corporation	1.95	12-13-2018	200,000	201,308
John Deere Capital Corporation	2.25	6-7-2016	200,000	206,479
John Deere Capital Corporation	2.80	1-27-2023	500,000	491,553
John Deere Capital Corporation	3.90	7-12-2021	300,000	323,063
John Deere Capital Corporation	5.50	4-13-2017	100,000	112,480
John Deere Capital Corporation	5.75	9-10-2018	500,000	583,237
Murray Street Investment Trust I	4.65	3-9-2017	1,000,000	1,083,898
National City Corporation	6.88	5-15-2019	500,000	599,676
PACCAR Financial Corporation	0.70	11-16-2015	250,000	251,249
PACCAR Financial Corporation	0.75	8-14-2015	300,000	301,493
PACCAR Financial Corporation	1.15	8-16-2016	350,000	352,557
Reed Elsevier Capital Incorporated	3.13	10-15-2022	500,000	491,008
Reed Elsevier Capital Incorporated	8.63	1-15-2019	500,000	635,936
Toyota Motor Credit Corporation	0.80	5-17-2016	300,000	301,781
Toyota Motor Credit Corporation	0.88	7-17-2015	500,000	503,310
Toyota Motor Credit Corporation	1.25	10-5-2017	650,000	651,148
Toyota Motor Credit Corporation	2.00	9-15-2016	500,000	514,171
Toyota Motor Credit Corporation	2.00	10-24-2018	400,000	405,580
Toyota Motor Credit Corporation	2.05	1-12-2017	750,000	772,047
Toyota Motor Credit Corporation	2.10	1-17-2019	350,000	354,027
Toyota Motor Credit Corporation	2.80	1-11-2016	500,000	518,463
Toyota Motor Credit Corporation	3.20	6-17-2015	1,000,000	1,029,416
Toyota Motor Credit Corporation	3.30	1-12-2022	500,000	514,477
Toyota Motor Credit Corporation	3.40	9-15-2021	350,000	365,303
Toyota Motor Credit Corporation	4.50	6-17-2020	500,000	554,257
				52,196,867

Diversified Financial Services : 1.73%
BHP Billiton Finance USA Limited	3.25	11-21-2021	500,000	515,970
BHP Billiton Finance USA Limited	4.13	2-24-2042	650,000	630,198
BHP Billiton Finance USA Limited	5.25	12-15-2015	150,000	161,127
Block Financial LLC	5.50	11-1-2022	200,000	217,710
Boeing Capital Corporation	2.13	8-15-2016	200,000	206,336
Boeing Capital Corporation	4.70	10-27-2019	500,000	568,217
Citigroup Incorporated	1.25	1-15-2016	750,000	754,505
Citigroup Incorporated	1.75	5-1-2018	100,000	99,479
Citigroup Incorporated	2.25	8-7-2015	1,500,000	1,527,257
Citigroup Incorporated	2.50	9-26-2018	400,000	406,244
Citigroup Incorporated	3.38	3-1-2023	632,000	625,921
Citigroup Incorporated	3.50	5-15-2023	500,000	484,890
Citigroup Incorporated	3.88	10-25-2023	850,000	863,495
Citigroup Incorporated	3.95	6-15-2016	1,000,000	1,058,082
Citigroup Incorporated	4.05	7-30-2022	400,000	408,540
Citigroup Incorporated	4.50	1-14-2022	1,500,000	1,625,147
Citigroup Incorporated	4.59	12-15-2015	700,000	740,308
Citigroup Incorporated	4.95	11-7-2043	200,000	211,750
Citigroup Incorporated	5.38	8-9-2020	500,000	572,619
Citigroup Incorporated	5.50	2-15-2017	1,000,000	1,104,324
Citigroup Incorporated	5.50	9-13-2025	1,000,000	1,104,074
Citigroup Incorporated	5.88	2-22-2033	500,000	551,183
Citigroup Incorporated	5.88	1-30-2042	500,000	596,137

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	6.00%	8-15-2017	$100,000	$113,371
Citigroup Incorporated	6.00	10-31-2033	725,000	814,918
Citigroup Incorporated	6.13	11-21-2017	1,000,000	1,144,030
Citigroup Incorporated	6.13	5-15-2018	3,000,000	3,468,777
Citigroup Incorporated	6.13	8-25-2036	500,000	570,230
Citigroup Incorporated	6.88	3-5-2038	1,300,000	1,707,720
Citigroup Incorporated	8.13	7-15-2039	855,000	1,274,875
Citigroup Incorporated	8.50	5-22-2019	900,000	1,152,244
CME Group Incorporated	5.30	9-15-2043	300,000	344,124
General Electric Capital Corporation	1.00	1-8-2016	500,000	503,852
General Electric Capital Corporation	1.50	7-12-2016	500,000	507,774
General Electric Capital Corporation	1.63	7-2-2015	1,750,000	1,771,054
General Electric Capital Corporation	2.30	4-27-2017	2,000,000	2,066,172
General Electric Capital Corporation	2.30	1-14-2019	500,000	510,145
General Electric Capital Corporation	3.10	1-9-2023	1,000,000	997,495
General Electric Capital Corporation	3.15	9-7-2022	2,000,000	2,021,272
General Electric Capital Corporation	3.35	10-17-2016	2,000,000	2,116,340
General Electric Capital Corporation	3.50	6-29-2015	500,000	516,700
General Electric Capital Corporation	4.38	9-16-2020	2,000,000	2,202,202
General Electric Capital Corporation	4.63	1-7-2021	500,000	557,650
General Electric Capital Corporation	4.65	10-17-2021	1,275,000	1,419,081
General Electric Capital Corporation	5.00	1-8-2016	1,000,000	1,070,305
General Electric Capital Corporation	5.30	2-11-2021	845,000	960,640
General Electric Capital Corporation	5.50	1-8-2020	1,000,000	1,161,426
General Electric Capital Corporation	5.63	9-15-2017	1,500,000	1,700,630
General Electric Capital Corporation	5.63	5-1-2018	2,000,000	2,297,314
General Electric Capital Corporation	5.88	1-14-2038	2,500,000	2,990,850
General Electric Capital Corporation	6.00	8-7-2019	850,000	1,007,652
General Electric Capital Corporation	6.15	8-7-2037	650,000	807,189
General Electric Capital Corporation ±	6.38	11-15-2067	1,000,000	1,115,100
General Electric Capital Corporation	6.75	3-15-2032	2,100,000	2,770,912
General Electric Capital Corporation	6.88	1-10-2039	1,500,000	2,009,129
ING US Incorporated	2.90	2-15-2018	400,000	414,953
ING US Incorporated	5.50	7-15-2022	500,000	573,004
IntercontinentalExchange Incorporated	2.50	10-15-2018	225,000	231,017
IntercontinentalExchange Incorporated	4.00	10-15-2023	200,000	211,305
JPMorgan Chase & Company	1.10	10-15-2015	825,000	829,872
JPMorgan Chase & Company	1.13	2-26-2016	250,000	251,416
JPMorgan Chase & Company	1.63	5-15-2018	1,750,000	1,739,775
JPMorgan Chase & Company	1.80	1-25-2018	500,000	502,834
JPMorgan Chase & Company	2.00	8-15-2017	1,500,000	1,525,874
JPMorgan Chase & Company	2.35	1-28-2019	500,000	505,751
JPMorgan Chase & Company	2.60	1-15-2016	1,500,000	1,542,855
JPMorgan Chase & Company	3.20	1-25-2023	1,000,000	990,042
JPMorgan Chase & Company	3.25	9-23-2022	1,500,000	1,499,606
JPMorgan Chase & Company	3.38	5-1-2023	1,000,000	976,007
JPMorgan Chase & Company	3.40	6-24-2015	500,000	514,692
JPMorgan Chase & Company	3.45	3-1-2016	2,500,000	2,613,263
JPMorgan Chase & Company	4.35	8-15-2021	2,000,000	2,177,156
JPMorgan Chase & Company	4.40	7-22-2020	1,500,000	1,647,758
JPMorgan Chase & Company	4.50	1-24-2022	1,500,000	1,638,270
JPMorgan Chase & Company	4.63	5-10-2021	1,500,000	1,657,905
JPMorgan Chase & Company	5.40	1-6-2042	750,000	847,775
JPMorgan Chase & Company	5.60	7-15-2041	1,100,000	1,279,950
JPMorgan Chase & Company	5.63	8-16-2043	200,000	223,580
JPMorgan Chase & Company	6.00	10-1-2017	1,250,000	1,424,505
JPMorgan Chase & Company	6.00	1-15-2018	1,000,000	1,149,365
JPMorgan Chase & Company	6.30	4-23-2019	1,500,000	1,778,889
JPMorgan Chase & Company	6.40	5-15-2038	1,350,000	1,699,502
Leucadia National Corporation	5.50	10-18-2023	240,000	256,033
Leucadia National Corporation	6.63	10-23-2043	120,000	127,795
Mellon Funding Corporation	5.50	11-15-2018	200,000	228,097
Merrill Lynch & Company Incorporated	6.11	1-29-2037	600,000	691,948
Merrill Lynch & Company Incorporated	6.40	8-28-2017	500,000	573,345
Merrill Lynch & Company Incorporated	6.88	4-25-2018	1,690,000	1,999,809

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Merrill Lynch & Company Incorporated	7.75%	5-14-2038	$750,000	$1,028,938
Moody’s Corporation	4.50	9-1-2022	250,000	262,961
Moody’s Corporation	4.88	2-15-2024	350,000	376,051
NASDAQ OMX Group Incorporated	5.25	1-16-2018	60,000	66,242
NASDAQ OMX Group Incorporated	5.55	1-15-2020	500,000	555,070
National Rural Utilities Cooperative Finance Corporation	1.10	1-27-2017	250,000	251,202
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	100,000	101,382
National Rural Utilities Cooperative Finance Corporation	3.05	3-1-2016	100,000	104,426
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	200,000	203,096
National Rural Utilities Cooperative Finance Corporation	5.45	4-10-2017	250,000	280,234
National Rural Utilities Cooperative Finance Corporation	10.38	11-1-2018	700,000	947,979
National Rural Utilities Cooperative Finance Corporation Series C	8.00	3-1-2032	300,000	433,239
NCUA Guaranteed Notes	3.45	6-12-2021	200,000	212,326
ORIX Corporation	5.00	1-12-2016	500,000	530,579
PNC Funding Corporation	2.70	9-19-2016	1,000,000	1,041,635
PNC Funding Corporation	5.13	2-8-2020	150,000	171,495
PNC Funding Corporation	5.25	11-15-2015	250,000	265,996
PNC Funding Corporation	5.63	2-1-2017	350,000	388,199
PNC Funding Corporation	6.70	6-10-2019	500,000	606,875
Private Export Funding Corporation	1.38	2-15-2017	375,000	379,175
Private Export Funding Corporation	2.05	11-15-2022	250,000	238,081
Private Export Funding Corporation	2.45	7-15-2024	300,000	287,687
Private Export Funding Corporation	4.30	12-15-2021	100,000	112,848
Private Export Funding Corporation	4.95	11-15-2015	250,000	266,979
Santander Holdings USA	4.63	4-19-2016	500,000	533,636
TECO Finance Incorporated	4.00	3-15-2016	130,000	137,329
TECO Finance Incorporated	5.15	3-15-2020	65,000	73,398
TECO Finance Incorporated	6.57	11-1-2017	250,000	288,583
UBS Preferred Funding Trust V Series 1 ±	6.24	5-29-2049	500,000	533,125
				103,707,400

Insurance : 0.97%
ACE INA Holdings Incorporated	2.60	11-23-2015	500,000	514,800
ACE INA Holdings Incorporated	3.35	5-15-2024	500,000	503,239
ACE INA Holdings Incorporated	5.90	6-15-2019	500,000	588,714
Aegon Funding Corporation	5.75	12-15-2020	75,000	88,028
AFLAC Incorporated	3.45	8-15-2015	150,000	155,414
AFLAC Incorporated	3.63	6-15-2023	500,000	511,685
AFLAC Incorporated	6.90	12-17-2039	250,000	337,526
AFLAC Incorporated	8.50	5-15-2019	250,000	323,593
Alleghany Corporation	5.63	9-15-2020	100,000	114,189
Allied World Assurance	5.50	11-15-2020	300,000	338,621
Allstate Corporation	5.55	5-9-2035	830,000	985,744
Allstate Corporation ±	6.13	5-15-2067	300,000	320,250
Allstate Corporation ±	6.50	5-15-2067	200,000	217,500
Allstate Corporation	7.45	5-16-2019	650,000	814,798
American International Group Incorporated	3.80	3-22-2017	1,000,000	1,073,209
American International Group Incorporated	4.13	2-15-2024	1,000,000	1,050,707
American International Group Incorporated	4.88	9-15-2016	500,000	543,284
American International Group Incorporated	4.88	6-1-2022	1,000,000	1,117,798
American International Group Incorporated	5.05	10-1-2015	250,000	264,919
American International Group Incorporated	5.45	5-18-2017	700,000	783,185
American International Group Incorporated	5.85	1-16-2018	850,000	972,281
American International Group Incorporated	6.25	5-1-2036	400,000	506,364
American International Group Incorporated	6.40	12-15-2020	1,000,000	1,211,569
American International Group Incorporated	6.82	11-15-2037	746,000	1,003,833
American International Group Incorporated ±	8.18	5-15-2068	500,000	676,250
American International Group Incorporated	8.25	8-15-2018	750,000	936,787
AON Corporation	3.13	5-27-2016	350,000	365,505
AON Corporation	3.50	9-30-2015	100,000	103,699
AON Corporation	5.00	9-30-2020	550,000	620,703
AON Corporation	6.25	9-30-2040	100,000	125,669
Arch Capital Group Limited	5.14	11-1-2043	210,000	227,802
Assurant Incorporated	6.75	2-15-2034	375,000	442,775

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
AXIS Specialty Finance LLC	5.88%	6-1-2020	$200,000	$230,503
Berkshire Hathaway Finance Corporation	0.95	8-15-2016	500,000	503,987
Berkshire Hathaway Finance Corporation	1.30	5-15-2018	200,000	198,861
Berkshire Hathaway Finance Corporation	1.55	2-9-2018	300,000	301,082
Berkshire Hathaway Finance Corporation	1.60	5-15-2017	500,000	508,314
Berkshire Hathaway Finance Corporation	1.90	1-31-2017	1,275,000	1,309,201
Berkshire Hathaway Finance Corporation	2.00	8-15-2018	250,000	255,179
Berkshire Hathaway Finance Corporation	2.20	8-15-2016	300,000	309,899
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	225,000	231,614
Berkshire Hathaway Finance Corporation	3.00	2-11-2023	100,000	100,125
Berkshire Hathaway Finance Corporation	3.40	1-31-2022	250,000	260,034
Berkshire Hathaway Finance Corporation	4.25	1-15-2021	500,000	551,638
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	300,000	297,825
Berkshire Hathaway Finance Corporation	4.40	5-15-2042	500,000	504,486
Berkshire Hathaway Finance Corporation	4.50	2-11-2043	400,000	408,822
Berkshire Hathaway Finance Corporation	5.40	5-15-2018	350,000	400,981
CHUBB Corporation	5.75	5-15-2018	250,000	288,299
CHUBB Corporation	6.00	5-11-2037	280,000	353,538
CHUBB Corporation ±	6.38	3-29-2067	350,000	388,500
CHUBB Corporation	6.50	5-15-2038	350,000	466,696
Cincinnati Financial Corporation	6.92	5-15-2028	75,000	92,211
CNA Financial Corporation	5.88	8-15-2020	500,000	586,308
CNA Financial Corporation	6.50	8-15-2016	50,000	56,003
CNA Financial Corporation	7.35	11-15-2019	295,000	365,249
Endurance Specialty Holdings Limited	7.00	7-15-2034	200,000	241,339
Fidelity National Financial Incorporated	5.50	9-1-2022	100,000	109,531
GE Global Insurance Holdings	7.00	2-15-2026	430,000	543,850
Genworth Financial Incorporated	6.52	5-22-2018	500,000	581,130
Genworth Financial Incorporated	7.20	2-15-2021	500,000	607,791
Genworth Financial Incorporated	8.63	12-15-2016	500,000	587,529
Hartford Financial Services Group Incorporated	4.30	4-15-2043	43,000	41,996
Hartford Financial Services Group Incorporated	5.13	4-15-2022	240,000	273,081
Hartford Financial Services Group Incorporated	5.50	10-15-2016	250,000	275,631
Hartford Financial Services Group Incorporated	5.50	3-30-2020	250,000	287,342
Hartford Financial Services Group Incorporated	5.95	10-15-2036	75,000	90,419
Hartford Financial Services Group Incorporated	6.10	10-1-2041	250,000	311,874
Hartford Financial Services Group Incorporated	6.30	3-15-2018	250,000	290,643
Hartford Financial Services Group Incorporated	6.63	3-30-2040	500,000	656,245
Infinity Property & Casualty Corporation	5.00	9-19-2022	100,000	104,881
Lincoln National Corporation	4.00	9-1-2023	250,000	261,130
Lincoln National Corporation	4.85	6-24-2021	80,000	89,330
Lincoln National Corporation	6.15	4-7-2036	500,000	615,202
Lincoln National Corporation	6.25	2-15-2020	300,000	357,293
Lincoln National Corporation ±	7.00	5-17-2066	350,000	364,000
Lincoln National Corporation	8.75	7-1-2019	220,000	287,489
Loews Corporation	2.63	5-15-2023	150,000	142,847
Loews Corporation	4.13	5-15-2043	200,000	188,107
Loews Corporation	5.25	3-15-2016	200,000	215,760
Markel Corporation	3.63	3-30-2023	150,000	150,015
Markel Corporation	5.00	3-30-2043	100,000	103,991
Markel Corporation	5.35	6-1-2021	100,000	112,752
Markel Corporation	7.13	9-30-2019	100,000	121,213
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	300,000	334,394
Marsh & McLennan Companies Incorporated	9.25	4-15-2019	300,000	394,459
MetLife Incorporated	4.13	8-13-2042	300,000	289,832
MetLife Incorporated	4.37	9-15-2023	167,000	180,190
MetLife Incorporated	4.75	2-8-2021	750,000	841,728
MetLife Incorporated	4.88	11-13-2043	500,000	537,757
MetLife Incorporated	5.70	6-15-2035	400,000	479,228
MetLife Incorporated	5.88	2-6-2041	700,000	858,061
MetLife Incorporated	6.38	6-15-2034	280,000	363,994
MetLife Incorporated	6.40	12-15-2066	800,000	892,440
MetLife Incorporated	6.50	12-15-2032	200,000	259,914
MetLife Incorporated	6.75	6-1-2016	500,000	558,939
MetLife Incorporated Series A	6.82	8-15-2018	750,000	898,778

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
OneBeacon US Holdings Incorporated	4.60%	11-9-2022	$100,000	$101,723
PartnerRe Finance B LLC	5.50	6-1-2020	250,000	285,236
Principal Financial Group Incorporated	3.30	9-15-2022	250,000	249,575
Principal Financial Group Incorporated	4.63	9-15-2042	250,000	256,817
ProAssurance Corporation	5.30	11-15-2023	200,000	217,441
Progressive Corporation	3.75	8-23-2021	1,000,000	1,068,885
Progressive Corporation	6.25	12-1-2032	75,000	96,742
Progressive Corporation ±	6.70	6-15-2067	500,000	554,000
Protective Life Corporation	7.38	10-15-2019	500,000	616,851
Prudential Financial Incorporated	3.00	5-12-2016	1,000,000	1,042,157
Prudential Financial Incorporated	4.50	11-16-2021	250,000	275,336
Prudential Financial Incorporated	4.75	9-17-2015	1,000,000	1,053,385
Prudential Financial Incorporated ±	5.20	3-15-2044	250,000	251,875
Prudential Financial Incorporated	5.38	6-21-2020	500,000	576,602
Prudential Financial Incorporated ±	5.63	6-15-2043	1,000,000	1,052,500
Prudential Financial Incorporated	5.70	12-14-2036	538,000	634,398
Prudential Financial Incorporated ±	5.88	9-15-2042	500,000	533,750
Prudential Financial Incorporated	6.20	11-15-2040	250,000	313,332
Prudential Financial Incorporated	6.63	12-1-2037	65,000	85,311
Prudential Financial Incorporated	7.38	6-15-2019	355,000	441,670
Prudential Financial Incorporated ±	8.88	6-15-2068	200,000	245,000
Prudential Financial Incorporated Series B	5.75	7-15-2033	500,000	585,608
Prudential Financial Incorporated Series C	5.40	6-13-2035	180,000	203,880
Reinsurance Group of America Incorporated	4.70	9-15-2023	300,000	321,584
Reinsurance Group of America Incorporated	5.00	6-1-2021	60,000	66,467
Reinsurance Group of America Incorporated	6.45	11-15-2019	350,000	415,893
StanCorp Financial Group Incorporated	5.00	8-15-2022	100,000	107,046
Torchmark Corporation	3.80	9-15-2022	350,000	358,156
Transatlantic Holdings Incorporated	5.75	12-14-2015	475,000	509,694
Transatlantic Holdings Incorporated	8.00	11-30-2039	100,000	138,149
Travelers Companies Incorporated	5.35	11-1-2040	350,000	409,866
Travelers Companies Incorporated	5.50	12-1-2015	180,000	193,206
Travelers Companies Incorporated	5.75	12-15-2017	250,000	287,093
Travelers Companies Incorporated	5.90	6-2-2019	500,000	589,152
Travelers Companies Incorporated	6.25	6-15-2037	365,000	470,653
Travelers Property Casualty Corporation	6.38	3-15-2033	600,000	782,734
Unitrin Incorporated	6.00	5-15-2017	100,000	110,919
Unum Group	4.00	3-15-2024	500,000	516,627
Unum Group	7.13	9-30-2016	115,000	131,143
WR Berkley Corporation	5.38	9-15-2020	200,000	223,732
WR Berkley Corporation	6.25	2-15-2037	100,000	120,468
XL Capital Limited	6.25	5-15-2027	100,000	118,948
XL Capital Limited	6.38	11-15-2024	100,000	121,614
				58,447,138

Real Estate Management & Development : 0.01%
CubeSmart LP	4.38	12-15-2023	250,000	258,722
Jones Lang LaSalle Incorporated	4.40	11-15-2022	100,000	101,355
Regency Centers LP	4.80	4-15-2021	200,000	220,178
Regency Centers LP	5.88	6-15-2017	100,000	112,769
				693,024

REITs : 0.64%
American Campus Communities Incorporated	3.75	4-15-2023	100,000	98,416
American Tower Corporation	3.50	1-31-2023	150,000	147,101
American Tower Corporation	4.50	1-15-2018	500,000	544,843
American Tower Corporation	5.00	2-15-2024	350,000	380,136
American Tower Corporation	5.05	9-1-2020	500,000	543,416
American Tower Corporation	5.90	11-1-2021	565,000	651,474
American Tower Corporation	7.00	10-15-2017	350,000	407,196
ARC Properties Operating Partnership LP 144A	2.00	2-6-2017	400,000	402,640
ARC Properties Operating Partnership LP 144A	3.00	2-6-2019	300,000	302,321

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
AvalonBay Communities Incorporated	2.95%	9-15-2022	$350,000	$342,340
AvalonBay Communities Incorporated	3.63	10-1-2020	200,000	210,659
AvalonBay Communities Incorporated	4.20	12-15-2023	250,000	264,723
AvalonBay Communities Incorporated	5.70	3-15-2017	150,000	168,377
AvalonBay Communities Incorporated	6.10	3-15-2020	100,000	118,616
BioMed Realty Trust Incorporated	3.85	4-15-2016	150,000	157,804
Boston Properties LP	3.13	9-1-2023	150,000	146,012
Boston Properties LP	3.80	2-1-2024	300,000	305,635
Boston Properties LP	3.85	2-1-2023	400,000	413,860
Boston Properties LP	4.13	5-15-2021	300,000	321,540
Boston Properties LP	5.00	6-1-2015	100,000	104,329
Boston Properties LP	5.63	11-15-2020	500,000	580,207
Boston Properties LP	5.88	10-15-2019	500,000	586,425
Brandywine Operating Partnership LP	3.95	2-15-2023	350,000	353,426
Camden Property Trust	2.95	12-15-2022	150,000	145,002
Camden Property Trust	4.25	1-15-2024	67,000	70,363
Camden Property Trust	4.63	6-15-2021	150,000	164,570
Camden Property Trust	4.88	6-15-2023	100,000	110,215
CBL & Associates LP	5.25	12-1-2023	67,000	71,116
Commonwealth REIT	5.88	9-15-2020	100,000	109,509
Corporate Office Properties LP	3.60	5-15-2023	100,000	95,755
Corporate Office Properties LP	3.70	6-15-2021	500,000	501,707
DDR Corporation	3.38	5-15-2023	250,000	244,542
DDR Corporation	3.50	1-15-2021	250,000	253,767
DDR Corporation	4.63	7-15-2022	250,000	268,777
Digital Realty Trust LP	3.63	10-1-2022	200,000	189,509
Digital Realty Trust LP	5.25	3-15-2021	100,000	107,703
Digital Realty Trust LP	5.88	2-1-2020	300,000	332,111
Duke Realty LP	3.63	4-15-2023	125,000	124,076
Duke Realty LP	5.95	2-15-2017	350,000	390,264
Entertainment Properties Trust	5.75	8-15-2022	150,000	162,688
EPR Properties Company	5.25	7-15-2023	113,000	118,103
Equity One Incorporated	3.75	11-15-2022	250,000	248,507
ERP Operating LP	5.75	6-15-2017	750,000	849,443
ERP Operation LP	4.63	12-15-2021	1,000,000	1,104,689
Essex Portfolio LP	3.25	5-1-2023	100,000	97,700
Essex Portfolio LP 144A	3.38	1-15-2023	500,000	494,523
Essex Portfolio LP 144A	5.20	3-15-2021	65,000	73,000
Federal Realty Investment Trust	2.75	6-1-2023	100,000	95,877
Federal Realty Investment Trust	3.00	8-1-2022	100,000	99,116
HCP Incorporated	3.15	8-1-2022	100,000	98,207
HCP Incorporated	3.75	2-1-2016	355,000	372,491
HCP Incorporated	3.75	2-1-2019	100,000	106,918
HCP Incorporated	4.20	3-1-2024	200,000	207,561
HCP Incorporated	4.25	11-15-2023	279,000	291,247
HCP Incorporated	5.38	2-1-2021	65,000	74,252
HCP Incorporated	5.63	5-1-2017	100,000	112,133
HCP Incorporated	6.00	1-30-2017	200,000	224,758
HCP Incorporated	6.70	1-30-2018	500,000	585,922
HCP Incorporated	6.75	2-1-2041	65,000	86,287
Health Care REIT Incorporated	3.63	3-15-2016	300,000	314,600
Health Care REIT Incorporated	4.13	4-1-2019	250,000	270,037
Health Care REIT Incorporated	4.50	1-15-2024	200,000	211,166
Health Care REIT Incorporated	4.70	9-15-2017	500,000	548,901
Health Care REIT Incorporated	4.95	1-15-2021	250,000	276,777
Health Care REIT Incorporated	5.25	1-15-2022	100,000	112,363
Health Care REIT Incorporated	5.75	1-15-2021	250,000	284,158
Health Care REIT Incorporated	6.13	4-15-2020	250,000	292,461
Health Care REIT Incorporated	6.50	1-17-2017	60,000	67,650
Health Care REIT Incorporated	6.50	3-15-2041	200,000	255,078
Healthcare Realty Trust Incorporated	3.75	4-15-2023	125,000	122,470
Highwoods Realty LP	3.20	6-15-2021	1,000,000	991,693
Highwoods Realty LP	5.85	3-15-2017	300,000	334,308
Hospitality Properties Trust	4.65	3-15-2024	500,000	514,393
Hospitality Properties Trust	5.63	3-15-2017	75,000	82,324

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
REITs (continued)
Host Hotels & Resorts Company	3.75%	10-15-2023	$100,000	$99,347
Host Hotels & Resorts Company	4.75	3-1-2023	250,000	267,036
Host Hotels & Resorts Company	6.00	10-1-2021	500,000	578,306
Kilroy Realty Corporation	3.80	1-15-2023	250,000	252,625
Kilroy Realty Corporation	4.80	7-15-2018	150,000	163,665
Kilroy Realty Corporation	5.00	11-3-2015	100,000	105,930
Kimco Realty Corporation	5.70	5-1-2017	500,000	559,753
Kimco Realty Corporation	6.88	10-1-2019	100,000	121,022
Liberty Property LP	4.40	2-15-2024	156,000	164,088
Liberty Property LP	4.75	10-1-2020	250,000	273,132
Liberty Property LP	5.50	12-15-2016	75,000	82,256
Liberty Property LP	6.63	10-1-2017	150,000	172,331
Mack-Cali Realty Corporation	2.50	12-15-2017	100,000	101,405
Mack-Cali Realty Corporation	3.15	5-15-2023	100,000	91,369
Mack-Cali Realty Corporation	7.75	8-15-2019	150,000	179,500
Mid America Apartments LP	4.30	10-15-2023	50,000	52,015
National Retail Properties Incorporated	3.30	4-15-2023	100,000	97,640
National Retail Properties Incorporated	3.80	10-15-2022	100,000	102,151
National Retail Properties Incorporated	3.90	6-15-2024	1,000,000	1,009,451
National Retail Properties Incorporated	6.88	10-15-2017	100,000	116,434
Omega Healthcare Investors Incorporated	6.75	10-15-2022	250,000	270,625
ProLogis Trust	3.35	2-1-2021	400,000	408,388
ProLogis Trust	6.63	5-15-2018	89,000	104,331
ProLogis Trust	6.88	3-15-2020	192,000	232,188
Realty Income Corporation	2.00	1-31-2018	150,000	150,676
Realty Income Corporation	4.65	8-1-2023	300,000	322,091
Realty Income Corporation	5.75	1-15-2021	300,000	345,725
Realty Income Corporation	5.95	9-15-2016	100,000	110,810
Retail Opportunity Investments Corporation	5.00	12-15-2023	50,000	53,394
Senior Housing Properties Trust	4.30	1-15-2016	100,000	103,954
Simon Property Group LP	2.15	9-15-2017	500,000	514,915
Simon Property Group LP	2.20	2-1-2019	500,000	506,339
Simon Property Group LP	3.38	3-15-2022	500,000	514,826
Simon Property Group LP	3.75	2-1-2024	250,000	257,741
Simon Property Group LP	4.13	12-1-2021	300,000	325,227
Simon Property Group LP	4.38	3-1-2021	500,000	552,597
Simon Property Group LP	4.75	3-15-2042	250,000	269,039
Simon Property Group LP	5.10	6-15-2015	750,000	785,985
Simon Property Group LP	5.25	12-1-2016	50,000	54,853
Simon Property Group LP	5.65	2-1-2020	200,000	234,458
Simon Property Group LP	5.75	12-1-2015	125,000	133,142
Simon Property Group LP	5.88	3-1-2017	250,000	279,749
Simon Property Group LP	6.13	5-30-2018	100,000	116,832
Simon Property Group LP	6.75	2-1-2040	350,000	478,788
Simon Property Group LP	10.35	4-1-2019	600,000	817,401
Tanger Properties LP	6.15	11-15-2015	250,000	269,492
UDR Incorporated	3.70	10-1-2020	250,000	260,516
UDR Incorporated	4.25	6-1-2018	150,000	161,756
UDR Incorporated	4.63	1-10-2022	100,000	108,157
Ventas Realty LP	1.55	9-26-2016	117,000	118,455
Ventas Realty LP	2.70	4-1-2020	200,000	200,008
Ventas Realty LP	3.13	11-30-2015	100,000	103,610
Ventas Realty LP	4.25	3-1-2022	1,000,000	1,064,423
Ventas Realty LP	4.75	6-1-2021	150,000	165,504
Ventas Realty LP	5.70	9-30-2043	250,000	291,686
Washington REIT	3.95	10-15-2022	150,000	150,066
Weingarten Realty Investors	3.38	10-15-2022	150,000	147,437
Weingarten Realty Investors	3.50	4-15-2023	125,000	122,813
Weyerhaeuser Company	4.63	9-15-2023	300,000	323,002
Weyerhaeuser Company	6.88	12-15-2033	150,000	191,753
Weyerhaeuser Company	7.38	10-1-2019	100,000	123,212
Weyerhaeuser Company	7.38	3-15-2032	700,000	931,629
				38,179,332

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Thrifts & Mortgage Finance : 0.02%
Astoria Financial Corporation	5.00%	6-19-2017	$100,000	$108,170
Countrywide Financial Corporation	6.25	5-15-2016	1,000,000	1,095,592
People’s United Financial Incorporated	3.65	12-6-2022	150,000	150,395
				1,354,157

Health Care : 1.85%
Biotechnology : 0.26%
Amgen Incorporated	2.30	6-15-2016	600,000	617,917
Amgen Incorporated	2.50	11-15-2016	500,000	519,021
Amgen Incorporated	3.63	5-15-2022	1,000,000	1,034,112
Amgen Incorporated	3.88	11-15-2021	500,000	529,030
Amgen Incorporated	4.10	6-15-2021	100,000	107,703
Amgen Incorporated	4.50	3-15-2020	65,000	70,825
Amgen Incorporated	4.95	10-1-2041	500,000	526,703
Amgen Incorporated	5.15	11-15-2041	350,000	375,926
Amgen Incorporated	5.38	5-15-2043	500,000	554,819
Amgen Incorporated	5.65	6-15-2042	1,100,000	1,272,806
Amgen Incorporated	5.70	2-1-2019	1,000,000	1,166,727
Amgen Incorporated	5.75	3-15-2040	80,000	93,344
Amgen Incorporated	5.85	6-1-2017	350,000	395,524
Amgen Incorporated	6.15	6-1-2018	250,000	292,559
Amgen Incorporated	6.38	6-1-2037	500,000	621,499
Amgen Incorporated	6.40	2-1-2039	250,000	315,323
Biogen Idec Incorporated	6.88	3-1-2018	500,000	592,023
Celgene Corporation	2.30	8-15-2018	286,000	290,140
Celgene Corporation	2.45	10-15-2015	200,000	204,400
Celgene Corporation	3.25	8-15-2022	500,000	498,087
Celgene Corporation	3.95	10-15-2020	200,000	212,132
Celgene Corporation	4.00	8-15-2023	250,000	260,683
Celgene Corporation	4.63	5-15-2044	250,000	248,824
Celgene Corporation	5.25	8-15-2043	150,000	163,928
Genzyme Corporation	3.63	6-15-2015	750,000	775,449
Genzyme Corporation	5.00	6-15-2020	200,000	227,481
Gilead Sciences Incorporated	2.05	4-1-2019	500,000	503,459
Gilead Sciences Incorporated	3.70	4-1-2024	500,000	513,671
Gilead Sciences Incorporated	4.40	12-1-2021	800,000	881,017
Gilead Sciences Incorporated	4.50	4-1-2021	500,000	555,962
Gilead Sciences Incorporated	4.80	4-1-2044	500,000	527,261
Gilead Sciences Incorporated	5.65	12-1-2041	400,000	471,879
				15,420,234

Health Care Equipment & Supplies : 0.21%
Baxter International Incorporated	1.85	6-15-2018	500,000	501,377
Baxter International Incorporated	2.40	8-15-2022	250,000	236,312
Baxter International Incorporated	3.20	6-15-2023	500,000	495,995
Baxter International Incorporated	3.65	8-15-2042	250,000	221,561
Baxter International Incorporated	4.25	3-15-2020	100,000	109,424
Baxter International Incorporated	5.38	6-1-2018	500,000	570,647
Baxter International Incorporated	5.90	9-1-2016	350,000	388,627
Baxter International Incorporated	6.25	12-1-2037	250,000	318,416
Becton Dickinson & Company	1.75	11-8-2016	500,000	511,590
Becton Dickinson & Company	3.13	11-8-2021	300,000	308,460
Becton Dickinson & Company	3.25	11-12-2020	350,000	363,218
Becton Dickinson & Company	6.00	5-15-2039	200,000	255,169
Boston Scientific Corporation	6.00	1-15-2020	350,000	408,018
Boston Scientific Corporation	6.40	6-15-2016	350,000	386,817
Boston Scientific Corporation	7.38	1-15-2040	300,000	412,377
C.R. Bard Incorporated	1.38	1-15-2018	100,000	99,635
C.R. Bard Incorporated	2.88	1-15-2016	100,000	103,822
C.R. Bard Incorporated	4.40	1-15-2021	168,000	184,407
CareFusion Corporation	6.38	8-1-2019	500,000	590,312

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Health Care Equipment & Supplies (continued)
DENTSPLY International	2.75%	8-15-2016	$55,000	$56,898
Edwards Lifesciences Corporation	2.88	10-15-2018	150,000	153,881
Medtronic Incorporated	0.88	2-27-2017	100,000	99,756
Medtronic Incorporated	1.38	4-1-2018	400,000	398,902
Medtronic Incorporated	2.75	4-1-2023	500,000	486,069
Medtronic Incorporated	4.00	4-1-2043	300,000	288,840
Medtronic Incorporated	4.45	3-15-2020	1,000,000	1,117,511
Medtronic Incorporated	4.50	3-15-2042	200,000	205,916
Medtronic Incorporated	4.63	3-15-2044	250,000	263,260
Medtronic Incorporated	5.55	3-15-2040	300,000	354,713
St. Jude Medical Incorporated	2.50	1-15-2016	250,000	257,314
St. Jude Medical Incorporated	3.25	4-15-2023	500,000	497,196
St. Jude Medical Incorporated	4.75	4-15-2043	300,000	312,224
Stryker Corporation	1.30	4-1-2018	225,000	222,266
Stryker Corporation	2.00	9-30-2016	350,000	360,509
Stryker Corporation	4.10	4-1-2043	250,000	247,312
Stryker Corporation	4.38	1-15-2020	150,000	166,144
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	279,280
Zimmer Holdings Incorporated	5.75	11-30-2039	250,000	292,718
				12,526,893

Health Care Providers & Services : 0.52%
Aetna Incorporated	2.20	3-15-2019	500,000	501,800
Aetna Incorporated	2.75	11-15-2022	500,000	482,980
Aetna Incorporated	3.95	9-1-2020	200,000	216,791
Aetna Incorporated	4.13	6-1-2021	200,000	217,606
Aetna Incorporated	4.13	11-15-2042	250,000	241,495
Aetna Incorporated	4.75	3-15-2044	500,000	527,414
Aetna Incorporated	6.63	6-15-2036	650,000	846,755
AmerisourceBergen Corporation	3.50	11-15-2021	300,000	312,350
AmerisourceBergen Corporation	4.88	11-15-2019	250,000	281,839
Cardinal Health Incorporated	1.70	3-15-2018	157,000	157,464
Cardinal Health Incorporated	3.20	6-15-2022	250,000	250,470
Cardinal Health Incorporated	3.20	3-15-2023	225,000	223,745
Cardinal Health Incorporated	5.80	10-15-2016	350,000	389,197
Catholic Health Initiatives	4.35	11-1-2042	250,000	236,802
CIGNA Corporation	4.00	2-15-2022	250,000	265,659
CIGNA Corporation	4.38	12-15-2020	500,000	546,735
CIGNA Corporation	4.50	3-15-2021	100,000	109,954
CIGNA Corporation	5.13	6-15-2020	215,000	244,105
CIGNA Corporation	5.38	2-15-2042	350,000	399,898
CIGNA Corporation	5.88	3-15-2041	330,000	402,298
CIGNA Corporation	6.15	11-15-2036	50,000	61,791
Coventry Health Care Incorporated	5.45	6-15-2021	580,000	679,759
Express Scripts Holding Company	2.65	2-15-2017	750,000	778,858
Express Scripts Holding Company	3.13	5-15-2016	400,000	418,058
Express Scripts Holding Company	3.50	11-15-2016	1,100,000	1,164,824
Express Scripts Holding Company	3.90	2-15-2022	500,000	524,627
Express Scripts Holding Company	4.75	11-15-2021	750,000	830,500
Express Scripts Holding Company	6.13	11-15-2041	250,000	301,792
Howard Hughes Medical Institute	3.50	9-1-2023	475,000	488,870
Humana Incorporated	7.20	6-15-2018	500,000	597,649
Kaiser Foundation Hospitals	4.88	4-1-2042	250,000	274,297
Laboratory Corporation of America Holdings	2.20	8-23-2017	67,000	68,413
Laboratory Corporation of America Holdings	3.75	8-23-2022	56,000	56,759
Laboratory Corporation of America Holdings	4.00	11-1-2023	150,000	152,498
Laboratory Corporation of America Holdings	4.63	11-15-2020	500,000	544,277
Laboratory Corporation of America Holdings	5.63	12-15-2015	200,000	214,350
Mayo Clinic Rochester	4.00	11-15-2047	100,000	95,323
McKesson Corporation	1.29	3-10-2017	500,000	501,576
McKesson Corporation	1.40	3-15-2018	250,000	247,546
McKesson Corporation	2.28	3-15-2019	500,000	503,273
McKesson Corporation	2.85	3-15-2023	200,000	193,134
McKesson Corporation	3.25	3-1-2016	500,000	521,371

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
McKesson Corporation	3.80%	3-15-2024	$500,000	$510,953
McKesson Corporation	4.88	3-15-2044	500,000	523,915
McKesson Corporation	6.00	3-1-2041	250,000	300,715
McKesson Corporation	7.50	2-15-2019	500,000	618,913
Medco Health Solutions Incorporated	2.75	9-15-2015	200,000	205,232
Medco Health Solutions Incorporated	4.13	9-15-2020	500,000	537,930
Novant Health Incorporated	4.37	11-1-2043	100,000	97,203
Quest Diagnostics Incorporated	4.70	4-1-2021	160,000	173,346
Quest Diagnostics Incorporated	4.75	1-30-2020	590,000	641,756
Quest Diagnostics Incorporated	5.75	1-30-2040	190,000	207,143
Quest Diagnostics Incorporated	6.40	7-1-2017	400,000	452,539
Quest Diagnostics Incorporated	6.95	7-1-2037	100,000	121,600
UnitedHealth Group Incorporated	1.63	3-15-2019	250,000	247,109
UnitedHealth Group Incorporated	2.88	3-15-2022	1,000,000	997,331
UnitedHealth Group Incorporated	2.88	3-15-2023	500,000	490,520
UnitedHealth Group Incorporated	3.95	10-15-2042	500,000	470,355
UnitedHealth Group Incorporated	4.25	3-15-2043	250,000	246,547
UnitedHealth Group Incorporated	5.80	3-15-2036	250,000	302,501
UnitedHealth Group Incorporated	5.95	2-15-2041	500,000	620,614
UnitedHealth Group Incorporated	6.00	2-15-2018	1,000,000	1,154,638
UnitedHealth Group Incorporated	6.63	11-15-2037	150,000	198,400
UnitedHealth Group Incorporated	6.88	2-15-2038	500,000	677,841
WellPoint Incorporated	1.25	9-10-2015	250,000	252,129
WellPoint Incorporated	1.88	1-15-2018	500,000	500,277
WellPoint Incorporated	2.30	7-15-2018	150,000	152,250
WellPoint Incorporated	2.38	2-15-2017	250,000	257,598
WellPoint Incorporated	3.13	5-15-2022	500,000	501,107
WellPoint Incorporated	3.30	1-15-2023	250,000	249,006
WellPoint Incorporated	4.63	5-15-2042	500,000	507,945
WellPoint Incorporated	4.65	1-15-2043	450,000	457,566
WellPoint Incorporated	5.25	1-15-2016	100,000	107,164
WellPoint Incorporated	5.85	1-15-2036	725,000	855,530
WellPoint Incorporated	5.88	6-15-2017	750,000	843,391
WellPoint Incorporated	7.00	2-15-2019	500,000	603,080
				31,159,046

Life Sciences Tools & Services : 0.07%
Life Technologies Corporation	3.50	1-15-2016	225,000	234,446
Life Technologies Corporation	5.00	1-15-2021	150,000	168,702
Life Technologies Corporation	6.00	3-1-2020	250,000	293,322
Thermo Fisher Scientific Incorporated	1.30	2-1-2017	350,000	351,133
Thermo Fisher Scientific Incorporated	2.25	8-15-2016	185,000	190,281
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	400,000	404,954
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	500,000	495,397
Thermo Fisher Scientific Incorporated	3.20	3-1-2016	40,000	41,682
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	400,000	416,916
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	400,000	421,017
Thermo Fisher Scientific Incorporated	4.50	3-1-2021	1,040,000	1,137,644
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	200,000	222,022
				4,377,516

Pharmaceuticals : 0.79%
Abbott Laboratories	4.13	5-27-2020	250,000	275,667
Abbott Laboratories	5.13	4-1-2019	139,000	159,095
Abbott Laboratories	5.30	5-27-2040	250,000	299,745
Abbott Laboratories	6.00	4-1-2039	150,000	191,255
Abbott Laboratories	6.15	11-30-2037	237,000	307,518
AbbVie Incorporated	1.20	11-6-2015	1,300,000	1,311,136
AbbVie Incorporated	1.75	11-6-2017	2,000,000	2,016,896
AbbVie Incorporated	2.00	11-6-2018	300,000	302,936
AbbVie Incorporated	2.90	11-6-2022	2,000,000	1,967,134
AbbVie Incorporated	4.40	11-6-2042	1,000,000	1,000,919

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Allergan Incorporated	1.35%	3-15-2018	$50,000	$48,521
Allergan Incorporated	2.80	3-15-2023	225,000	201,394
Allergan Incorporated	3.38	9-15-2020	500,000	498,193
Bristol-Myers Squibb Company	1.75	3-1-2019	250,000	248,655
Bristol-Myers Squibb Company	2.00	8-1-2022	250,000	232,140
Bristol-Myers Squibb Company	3.25	11-1-2023	156,000	157,472
Bristol-Myers Squibb Company	3.25	8-1-2042	250,000	210,107
Bristol-Myers Squibb Company	4.50	3-1-2044	605,000	624,572
Bristol-Myers Squibb Company	5.88	11-15-2036	582,000	713,690
Bristol-Myers Squibb Company	6.13	5-1-2038	13,000	16,812
Eli Lilly & Company	5.20	3-15-2017	500,000	556,770
Eli Lilly & Company	5.50	3-15-2027	400,000	477,137
Eli Lilly & Company	5.95	11-15-2037	500,000	625,023
Genentech Incorporated	4.75	7-15-2015	500,000	524,353
GlaxoSmithKline Capital Incorporated	0.70	3-18-2016	500,000	501,741
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	200,000	195,210
GlaxoSmithKline Capital Incorporated	2.85	5-8-2022	1,000,000	994,840
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	300,000	353,688
GlaxoSmithKline Capital Incorporated	5.65	5-15-2018	1,650,000	1,905,377
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,000,000	1,302,210
Johnson & Johnson	1.65	12-5-2018	700,000	705,200
Johnson & Johnson	2.15	5-15-2016	500,000	516,617
Johnson & Johnson	4.38	12-5-2033	583,000	630,208
Johnson & Johnson	4.50	9-1-2040	300,000	323,499
Johnson & Johnson	4.85	5-15-2041	200,000	225,591
Johnson & Johnson	4.95	5-15-2033	180,000	208,462
Johnson & Johnson	5.15	7-15-2018	500,000	573,855
Johnson & Johnson	5.55	8-15-2017	250,000	286,078
Johnson & Johnson	5.85	7-15-2038	500,000	639,132
Johnson & Johnson	6.73	11-15-2023	300,000	391,075
Merck & Company Incorporated	0.70	5-18-2016	400,000	401,444
Merck & Company Incorporated	1.30	5-18-2018	333,000	329,326
Merck & Company Incorporated	2.40	9-15-2022	500,000	478,733
Merck & Company Incorporated	2.80	5-18-2023	650,000	635,185
Merck & Company Incorporated	3.60	9-15-2042	250,000	226,680
Merck & Company Incorporated	3.88	1-15-2021	350,000	378,869
Merck & Company Incorporated	4.15	5-18-2043	500,000	493,011
Merck & Company Incorporated	5.00	6-30-2019	250,000	286,146
Merck & Company Incorporated	5.75	11-15-2036	400,000	491,261
Merck & Company Incorporated	5.85	6-30-2039	150,000	185,612
Merck & Company Incorporated	5.95	12-1-2028	65,000	80,108
Merck & Company Incorporated	6.00	9-15-2017	1,000,000	1,155,483
Merck & Company Incorporated	6.30	1-1-2026	250,000	315,239
Merck & Company Incorporated	6.40	3-1-2028	500,000	645,420
Merck Sharp & Dohme Corporation	4.00	6-30-2015	350,000	363,759
Mylan Incorporated	2.55	3-28-2019	112,000	113,172
Mylan Incorporated	2.60	6-24-2018	1,000,000	1,017,816
Mylan Incorporated	5.40	11-29-2043	33,000	35,625
Novartis Capital Corporation	2.40	9-21-2022	500,000	481,915
Novartis Capital Corporation	3.40	5-6-2024	1,500,000	1,527,455
Novartis Capital Corporation	3.70	9-21-2042	250,000	232,378
Novartis Capital Corporation	4.40	4-24-2020	500,000	557,835
Pfizer Incorporated	3.40	5-15-2024	1,000,000	1,015,783
Pfizer Incorporated	4.30	6-15-2043	300,000	299,793
Pfizer Incorporated	5.45	4-1-2017	500,000	559,351
Pfizer Incorporated	6.00	2-15-2036	625,000	785,751
Pfizer Incorporated	6.20	3-15-2019	2,000,000	2,377,174
Pfizer Incorporated	6.50	2-1-2034	500,000	650,914
Pfizer Incorporated	7.20	3-15-2039	750,000	1,054,232
Pharmacia Corporation	6.60	12-1-2028	500,000	651,418
Schering-Plough Corporation	6.50	12-1-2033	570,000	761,241
Schering-Plough Corporation	6.55	9-15-2037	475,000	634,245
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	250,000	245,998
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	513,997
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	400,000	477,393

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Pharmaceuticals (continued)
Watson Pharmaceuticals Incorporated	1.88%	10-1-2017	$500,000	$505,475
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	736,365
Watson Pharmaceuticals Incorporated	4.63	10-1-2042	500,000	496,913
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	130,000	152,975
Wyeth LLC	5.50	2-15-2016	430,000	466,025
Wyeth LLC	5.95	4-1-2037	850,000	1,050,586
Zoetis Incorporated	1.15	2-1-2016	40,000	40,300
Zoetis Incorporated	3.25	2-1-2023	600,000	592,695
Zoetis Incorporated	4.70	2-1-2043	500,000	515,514
				47,736,533

Industrials : 1.47%
Aerospace & Defense : 0.38%
Boeing Company	0.95	5-15-2018	150,000	147,139
Boeing Company	4.88	2-15-2020	140,000	159,553
Boeing Company	5.88	2-15-2040	30,000	38,442
Boeing Company	6.00	3-15-2019	300,000	355,812
Boeing Company	6.13	2-15-2033	180,000	232,687
Boeing Company	6.88	3-15-2039	800,000	1,125,348
General Dynamics Corporation	1.00	11-15-2017	500,000	495,532
General Dynamics Corporation	2.25	7-15-2016	200,000	206,732
General Dynamics Corporation	2.25	11-15-2022	500,000	473,520
General Dynamics Corporation	3.88	7-15-2021	200,000	214,983
Honeywell International Incorporated	3.35	12-1-2023	200,000	204,196
Honeywell International Incorporated	4.25	3-1-2021	50,000	55,484
Honeywell International Incorporated	5.00	2-15-2019	750,000	853,666
Honeywell International Incorporated	5.30	3-1-2018	100,000	114,014
Honeywell International Incorporated	5.38	3-1-2041	365,000	434,534
Honeywell International Incorporated	5.70	3-15-2037	250,000	305,712
L-3 Communications Corporation	3.95	11-15-2016	500,000	533,133
L-3 Communications Corporation	4.95	2-15-2021	500,000	555,749
L-3 Communications Corporation	5.20	10-15-2019	500,000	563,642
Lockheed Martin Corporation	3.35	9-15-2021	250,000	261,289
Lockheed Martin Corporation	4.07	12-15-2042	542,000	527,342
Lockheed Martin Corporation	4.25	11-15-2019	1,000,000	1,108,541
Lockheed Martin Corporation Series B	6.15	9-1-2036	175,000	219,474
Northrop Grumman Corporation	1.75	6-1-2018	300,000	298,406
Northrop Grumman Corporation	3.25	8-1-2023	350,000	346,616
Northrop Grumman Corporation	3.50	3-15-2021	300,000	313,574
Northrop Grumman Corporation	4.75	6-1-2043	500,000	525,630
Northrop Grumman Corporation	5.05	8-1-2019	85,000	95,300
Northrop Grumman Corporation	5.05	11-15-2040	100,000	108,548
Northrop Grumman Corporation	7.75	2-15-2031	300,000	413,397
Precision Castparts Corporation	1.25	1-15-2018	500,000	497,384
Precision Castparts Corporation	2.50	1-15-2023	250,000	240,141
Precision Castparts Corporation	3.90	1-15-2043	200,000	192,179
Raytheon Company	2.50	12-15-2022	350,000	336,319
Raytheon Company	4.40	2-15-2020	600,000	656,200
Raytheon Company	4.70	12-15-2041	500,000	538,502
Raytheon Company	7.20	8-15-2027	120,000	158,003
Rockwell Collins Incorporated	3.70	12-15-2023	350,000	364,156
Rockwell Collins Incorporated	4.80	12-15-2043	250,000	272,185
Rockwell Collins Incorporated	5.25	7-15-2019	50,000	56,282
Textron Incorporated	3.65	3-1-2021	150,000	154,565
Textron Incorporated	4.30	3-1-2024	200,000	207,845
Textron Incorporated	4.63	9-21-2016	100,000	107,631
Textron Incorporated	7.25	10-1-2019	350,000	427,138
United Technologies Corporation	1.80	6-1-2017	533,000	544,018
United Technologies Corporation	3.10	6-1-2022	839,000	855,509
United Technologies Corporation	4.50	4-15-2020	500,000	559,459
United Technologies Corporation	4.50	6-1-2042	1,533,000	1,594,329
United Technologies Corporation	5.38	12-15-2017	500,000	570,350
United Technologies Corporation	5.70	4-15-2040	500,000	616,316

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Aerospace & Defense (continued)
United Technologies Corporation	6.05%	6-1-2036	$400,000	$510,675
United Technologies Corporation	6.13	2-1-2019	565,000	672,066
United Technologies Corporation	6.13	7-15-2038	500,000	641,966
United Technologies Corporation	7.50	9-15-2029	430,000	616,029
				22,677,242

Air Freight & Logistics : 0.09%
FedEx Corporation	2.63	8-1-2022	482,000	463,464
FedEx Corporation	3.88	8-1-2042	200,000	180,321
FedEx Corporation	4.00	1-15-2024	290,000	303,353
FedEx Corporation	4.90	1-15-2034	250,000	268,896
FedEx Corporation	5.10	1-15-2044	300,000	325,951
FedEx Corporation	8.00	1-15-2019	400,000	501,868
United Parcel Service Incorporated	1.13	10-1-2017	250,000	250,727
United Parcel Service Incorporated	2.45	10-1-2022	400,000	387,826
United Parcel Service Incorporated	3.13	1-15-2021	900,000	938,370
United Parcel Service Incorporated	5.13	4-1-2019	500,000	576,018
United Parcel Service Incorporated	5.50	1-15-2018	100,000	114,783
United Parcel Service Incorporated	6.20	1-15-2038	795,000	1,033,917
				5,345,494

Airlines : 0.08%
American Airlines Incorporated 144A	4.00	1-15-2027	583,745	592,501
American Airlines Incorporated 144A	4.95	7-15-2024	630,760	680,433
Continental Airlines Incorporated Series 071A	5.98	10-19-2023	358,168	408,312
Continental Airlines Incorporated Series 09-1	9.00	1-8-2018	116,247	133,102
Continental Airlines Incorporated Series A	4.75	7-12-2022	430,252	464,672
Continental Airlines Incorporated Series A	7.25	5-10-2021	160,138	186,561
Delta Air Lines Incorporated	4.95	11-23-2020	145,020	158,435
Delta Air Lines Incorporated	6.82	2-10-2024	74,820	88,848
Delta Air Lines Incorporated	7.75	6-17-2021	298,401	350,621
Hawaiian Airlines Incorporated	3.90	1-15-2026	40,000	38,800
Northwest Airlines Incorporated	7.03	5-1-2021	160,969	184,310
United Airlines Incorporated	4.00	10-11-2027	500,000	506,150
United Airlines Incorporated	4.30	2-15-2027	333,000	341,492
United Airlines Incorporated	10.40	5-1-2018	118,053	135,171
US Airways Group Incorporated	3.95	5-15-2027	150,000	150,375
US Airways Group Incorporated	4.63	12-3-2026	249,142	260,353
				4,680,136

Building Products : 0.01%
Owens Corning Incorporated	4.20	12-15-2022	213,000	217,896
Owens Corning Incorporated	6.50	12-1-2016	102,000	113,910
				331,806

Commercial Services & Supplies : 0.16%
Avery Dennison Corporation	5.38	4-15-2020	350,000	365,448
Black & Decker Corporation	3.40	12-1-2021	400,000	410,008
Cintas Corporation No. 2	2.85	6-1-2016	200,000	207,020
Cintas Corporation No. 2	3.25	6-1-2022	100,000	99,838
Cintas Corporation No. 2	4.30	6-1-2021	60,000	64,992
Cintas Corporation No. 2	6.13	12-1-2017	200,000	227,141
Cintas Corporation No. 2	6.15	8-15-2036	50,000	60,989
Cooper US Incorporated	2.38	1-15-2016	200,000	205,450
Cooper US Incorporated	3.88	12-15-2020	200,000	213,009
Cooper US Incorporated	6.10	7-1-2017	100,000	112,948
CRH America Incorporated	6.00	9-30-2016	850,000	945,342
CRH America Incorporated	8.13	7-15-2018	200,000	246,368
Equifax Incorporated	3.30	12-15-2022	231,000	226,893
Equifax Incorporated	7.00	7-1-2037	50,000	63,243

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies (continued)
Pitney Bowes Incorporated	4.63%	3-15-2024	$500,000	$516,411
Pitney Bowes Incorporated	4.75	1-15-2016	250,000	265,159
Pitney Bowes Incorporated	5.75	9-15-2017	16,000	18,006
Republic Services Incorporated	3.55	6-1-2022	1,000,000	1,028,549
Republic Services Incorporated	3.80	5-15-2018	100,000	107,591
Republic Services Incorporated	4.75	5-15-2023	300,000	331,910
Republic Services Incorporated	5.25	11-15-2021	50,000	57,123
Republic Services Incorporated	5.50	9-15-2019	125,000	144,114
Republic Services Incorporated	5.70	5-15-2041	550,000	653,008
Republic Services Incorporated	6.20	3-1-2040	250,000	314,648
Waste Management Incorporated	4.60	3-1-2021	200,000	222,317
Waste Management Incorporated	4.75	6-30-2020	500,000	560,050
Waste Management Incorporated	6.10	3-15-2018	326,000	377,533
Waste Management Incorporated	6.13	11-30-2039	500,000	622,114
Waste Management Incorporated	7.38	3-11-2019	500,000	615,024
Waste Management Incorporated	7.75	5-15-2032	400,000	567,322
				9,849,568

Construction & Engineering : 0.01%
URS Corporation	3.85	4-1-2017	500,000	522,525
URS Corporation	5.00	4-1-2022	250,000	252,931
				775,456

Electrical Equipment : 0.09%
Eaton Corporation	0.95	11-2-2015	500,000	502,848
Eaton Corporation	1.50	11-2-2017	500,000	502,062
Eaton Corporation	2.75	11-2-2022	1,000,000	974,737
Eaton Corporation	4.15	11-2-2042	500,000	485,026
Eaton Corporation	5.60	5-15-2018	500,000	572,717
Eaton Corporation	6.95	3-20-2019	200,000	237,986
Emerson Electric Company	4.25	11-15-2020	200,000	218,243
Emerson Electric Company	4.75	10-15-2015	100,000	105,735
Emerson Electric Company	4.88	10-15-2019	200,000	227,805
Emerson Electric Company	5.25	10-15-2018	50,000	57,528
Emerson Electric Company	5.25	11-15-2039	500,000	578,647
Emerson Electric Company	5.38	10-15-2017	200,000	226,555
Emerson Electric Company	6.13	4-15-2039	100,000	127,445
Hubbell Incorporated	3.63	11-15-2022	200,000	202,057
Rockwell Automation Incorporated	6.25	12-1-2037	300,000	377,984
Roper Industries Incorporated	6.25	9-1-2019	200,000	235,881
				5,633,256

Industrial Conglomerates : 0.11%
3M Company	1.00	6-26-2017	250,000	250,484
3M Company	2.00	6-26-2022	725,000	689,811
3M Company	5.70	3-15-2037	325,000	403,482
Danaher Corporation	2.30	6-23-2016	100,000	103,538
Danaher Corporation	3.90	6-23-2021	100,000	107,715
Danaher Corporation	5.40	3-1-2019	450,000	520,441
GATX Corporation	2.50	3-15-2019	167,000	167,831
GATX Corporation	3.50	7-15-2016	245,000	257,545
GATX Corporation	4.85	6-1-2021	100,000	109,521
General Electric Company	0.85	10-9-2015	700,000	703,999
General Electric Company	2.70	10-9-2022	1,000,000	984,282
General Electric Company	4.13	10-9-2042	750,000	738,969
General Electric Company	5.25	12-6-2017	1,600,000	1,810,262
				6,847,880

Machinery : 0.20%
Caterpillar Incorporated	0.95	6-26-2015	200,000	201,410

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Machinery (continued)
Caterpillar Incorporated	1.50%	6-26-2017	$1,000,000	$1,010,625
Caterpillar Incorporated	2.60	6-26-2022	200,000	194,683
Caterpillar Incorporated	3.80	8-15-2042	650,000	601,069
Caterpillar Incorporated	3.90	5-27-2021	1,000,000	1,083,684
Caterpillar Incorporated	5.20	5-27-2041	555,000	630,986
Caterpillar Incorporated	6.05	8-15-2036	900,000	1,115,731
Crane Company	2.75	12-15-2018	150,000	153,090
Cummins Incorporated	3.65	10-1-2023	167,000	173,770
Cummins Incorporated	4.88	10-1-2043	86,000	94,816
Deere & Company	2.60	6-8-2022	500,000	488,181
Deere & Company	3.90	6-9-2042	500,000	476,689
Deere & Company	4.38	10-16-2019	400,000	446,620
Deere & Company	5.38	10-16-2029	300,000	357,576
Dover Corporation	4.30	3-1-2021	500,000	551,481
Dover Corporation	5.38	10-15-2035	200,000	230,020
Dover Corporation	5.45	3-15-2018	100,000	113,480
Dover Corporation	6.60	3-15-2038	60,000	80,483
Flowserve Corporation	4.00	11-15-2023	107,000	109,290
IDEX Corporation	4.50	12-15-2020	100,000	105,919
Illinois Tool Works Incorporated	0.90	2-25-2017	300,000	300,356
Illinois Tool Works Incorporated	1.95	3-1-2019	500,000	501,827
Illinois Tool Works Incorporated	3.38	9-15-2021	120,000	125,052
Illinois Tool Works Incorporated	3.90	9-1-2042	306,000	290,200
Illinois Tool Works Incorporated	4.88	9-15-2041	295,000	319,137
Illinois Tool Works Incorporated	6.25	4-1-2019	155,000	184,609
Joy Global Incorporated	6.00	11-15-2016	500,000	556,623
Kennametal Incorporated	2.65	11-1-2019	150,000	150,602
Kennametal Incorporated	3.88	2-15-2022	98,000	98,388
Parker Hannifin Corporation	3.50	9-15-2022	100,000	102,360
Parker Hannifin Corporation	5.50	5-15-2018	135,000	153,568
Parker Hannifin Corporation	6.25	5-15-2038	60,000	76,705
Snap-on Incorporated	6.13	9-1-2021	150,000	175,895
Stanley Black & Decker Incorporated	2.90	11-1-2022	350,000	343,493
Stanley Black & Decker Incorporated ±	5.75	12-15-2053	100,000	108,125
Wabtec Corporation	4.38	8-15-2023	100,000	104,301
				11,810,844

Professional Services : 0.01%
Dun & Bradstreet Corporation	2.88	11-15-2015	115,000	118,117
Dun & Bradstreet Corporation	4.38	12-1-2022	250,000	254,370
Verisk Analytics Incorporated	4.13	9-12-2022	250,000	256,009
				628,496

Road & Rail : 0.31%
BNSF Railway Company	5.75	5-1-2040	550,000	657,929
Burlington Northern Santa Fe LLC	3.00	3-15-2023	300,000	295,357
Burlington Northern Santa Fe LLC	3.05	3-15-2022	1,000,000	997,689
Burlington Northern Santa Fe LLC	3.60	9-1-2020	200,000	210,872
Burlington Northern Santa Fe LLC	3.75	4-1-2024	500,000	517,489
Burlington Northern Santa Fe LLC	4.40	3-15-2042	1,000,000	994,523
Burlington Northern Santa Fe LLC	4.45	3-15-2043	300,000	298,337
Burlington Northern Santa Fe LLC	4.70	10-1-2019	125,000	141,365
Burlington Northern Santa Fe LLC	4.90	4-1-2044	500,000	534,591
Burlington Northern Santa Fe LLC	4.95	9-15-2041	200,000	215,738
Burlington Northern Santa Fe LLC	5.15	9-1-2043	300,000	332,594
Burlington Northern Santa Fe LLC	5.65	5-1-2017	360,000	407,134
Burlington Northern Santa Fe LLC	6.15	5-1-2037	650,000	804,012
Canadian National Railway Company	6.38	11-15-2037	550,000	726,920
Con-Way Incorporated	7.25	1-15-2018	350,000	408,560
CSX Corporation	3.70	10-30-2020	250,000	264,779
CSX Corporation	4.10	3-15-2044	400,000	378,635
CSX Corporation	4.25	6-1-2021	200,000	218,123

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail (continued)
CSX Corporation	4.75%	5-30-2042	$230,000	$242,230
CSX Corporation	5.60	5-1-2017	100,000	112,062
CSX Corporation	6.00	10-1-2036	300,000	368,070
CSX Corporation	6.15	5-1-2037	320,000	395,821
CSX Corporation	6.22	4-30-2040	200,000	253,230
CSX Corporation	7.38	2-1-2019	500,000	614,475
Kansas City Southern Railway 144A	4.30	5-15-2043	200,000	190,322
Norfolk Southern Corporation	2.90	2-15-2023	886,000	864,607
Norfolk Southern Corporation	3.00	4-1-2022	500,000	496,083
Norfolk Southern Corporation	3.85	1-15-2024	200,000	207,761
Norfolk Southern Corporation	3.95	10-1-2042	120,000	113,642
Norfolk Southern Corporation	4.84	10-1-2041	685,000	731,814
Norfolk Southern Corporation	5.59	5-17-2025	53,000	60,498
Norfolk Southern Corporation	5.75	4-1-2018	1,100,000	1,264,768
Norfolk Southern Corporation	5.90	6-15-2019	65,000	76,262
Ryder System Incorporated	2.45	11-15-2018	350,000	355,980
Ryder System Incorporated	2.50	3-1-2017	200,000	204,740
Ryder System Incorporated	3.50	6-1-2017	200,000	212,168
Ryder System Incorporated	5.85	11-1-2016	250,000	276,037
Union Pacific Corporation	2.25	2-15-2019	200,000	203,680
Union Pacific Corporation	3.75	3-15-2024	200,000	210,083
Union Pacific Corporation	4.00	2-1-2021	500,000	544,983
Union Pacific Corporation	4.16	7-15-2022	437,000	476,423
Union Pacific Corporation	4.30	6-15-2042	250,000	253,476
Union Pacific Corporation	4.82	2-1-2044	947,000	1,052,337
Union Pacific Corporation	4.85	6-15-2044	200,000	221,731
				18,407,930

Trading Companies & Distributors : 0.02%
Air Lease Corporation	3.38	1-15-2019	1,250,000	1,281,250

Information Technology : 1.29%
Communications Equipment : 0.17%
Cisco Systems Incorporated	1.10	3-3-2017	1,500,000	1,507,071
Cisco Systems Incorporated	2.90	3-4-2021	300,000	305,756
Cisco Systems Incorporated	3.15	3-14-2017	1,000,000	1,060,283
Cisco Systems Incorporated	3.63	3-4-2024	500,000	513,300
Cisco Systems Incorporated	4.45	1-15-2020	950,000	1,057,564
Cisco Systems Incorporated	4.95	2-15-2019	800,000	907,632
Cisco Systems Incorporated	5.50	2-22-2016	775,000	842,068
Cisco Systems Incorporated	5.50	1-15-2040	700,000	820,662
Cisco Systems Incorporated	5.90	2-15-2039	800,000	970,777
Harris Corporation	4.40	12-15-2020	300,000	324,390
Harris Corporation	5.95	12-1-2017	400,000	453,526
Juniper Networks Incorporated	3.10	3-15-2016	250,000	257,471
Motorola Incorporated	3.50	3-1-2023	550,000	532,891
Motorola Incorporated	6.00	11-15-2017	700,000	798,193
Motorola Incorporated	7.50	5-15-2025	120,000	153,328
				10,504,912

Electronic Equipment, Instruments & Components : 0.06%
Agilent Technologies Incorporated	3.88	7-15-2023	150,000	152,500
Agilent Technologies Incorporated	5.50	9-14-2015	500,000	529,517
Agilent Technologies Incorporated	6.50	11-1-2017	260,000	298,582
Amphenol Corporation	2.55	1-30-2019	200,000	203,738
Amphenol Corporation	4.00	2-1-2022	300,000	309,848
Arrow Electronics Incorporated	5.13	3-1-2021	300,000	326,718
Arrow Electronics Incorporated	6.00	4-1-2020	100,000	112,679
Avnet Incorporated	5.88	6-15-2020	100,000	112,991
Avnet Incorporated	6.63	9-15-2016	300,000	334,018
Corning Incorporated	1.45	11-15-2017	400,000	393,813

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electronic Equipment, Instruments & Components (continued)
Corning Incorporated	3.70%	11-15-2023	$113,000	$117,352
Corning Incorporated	4.25	8-15-2020	250,000	274,079
Corning Incorporated	5.75	8-15-2040	150,000	180,393
Corning Incorporated	6.63	5-15-2019	20,000	24,159
Tech Data Corporation	3.75	9-21-2017	100,000	105,046
				3,475,433

Internet Software & Services : 0.05%
eBay Incorporated	0.70	7-15-2015	100,000	100,418
eBay Incorporated	1.35	7-15-2017	400,000	401,757
eBay Incorporated	1.63	10-15-2015	400,000	407,350
eBay Incorporated	2.60	7-15-2022	350,000	335,984
eBay Incorporated	3.25	10-15-2020	200,000	207,089
eBay Incorporated	4.00	7-15-2042	250,000	227,411
Google Incorporated	2.13	5-19-2016	500,000	516,368
Google Incorporated	3.38	2-25-2024	125,000	128,253
Google Incorporated	3.63	5-19-2021	500,000	534,058
				2,858,688

IT Services : 0.28%
Broadridge Financial Solutions Incorporated	3.95	9-1-2020	100,000	105,025
Computer Sciences Corporation	2.50	9-15-2015	111,000	113,164
Computer Sciences Corporation	4.45	9-15-2022	200,000	210,121
Computer Sciences Corporation	6.50	3-15-2018	425,000	491,785
Fiserv Incorporated	3.50	10-1-2022	400,000	400,747
Fiserv Incorporated	4.75	6-15-2021	500,000	543,742
Fiserv Incorporated	6.80	11-20-2017	100,000	116,244
IBM Corporation	0.45	5-6-2016	400,000	400,197
IBM Corporation	1.25	2-8-2018	500,000	498,230
IBM Corporation	1.88	5-15-2019	500,000	499,908
IBM Corporation	1.88	8-1-2022	400,000	368,653
IBM Corporation	1.95	7-22-2016	725,000	745,336
IBM Corporation	1.95	2-12-2019	500,000	501,808
IBM Corporation	3.38	8-1-2023	1,400,000	1,422,260
IBM Corporation	3.63	2-12-2024	500,000	513,231
IBM Corporation	4.00	6-20-2042	500,000	482,476
IBM Corporation	5.60	11-30-2039	900,000	1,081,020
IBM Corporation	5.70	9-14-2017	1,000,000	1,143,299
IBM Corporation	5.88	11-29-2032	250,000	314,071
IBM Corporation	7.00	10-30-2025	300,000	398,593
IBM Corporation	7.63	10-15-2018	500,000	623,389
Mastercard Incorporated	3.38	4-1-2024	1,000,000	1,016,042
SAIC Incorporated	4.45	12-1-2020	500,000	514,041
SAIC Incorporated	5.95	12-1-2040	100,000	101,945
Total System Services Incorporated	2.38	6-1-2018	205,000	205,436
Total System Services Incorporated	3.75	6-1-2023	150,000	146,490
Western Union Company	2.88	12-10-2017	250,000	258,032
Western Union Company	5.25	4-1-2020	80,000	87,908
Western Union Company	5.93	10-1-2016	425,000	468,528
Western Union Company	6.20	11-17-2036	175,000	177,889
Western Union Company	6.20	6-21-2040	200,000	206,191
Xerox Corporation	2.95	3-15-2017	1,000,000	1,044,466
Xerox Corporation	5.63	12-15-2019	200,000	230,878
Xerox Corporation	6.35	5-15-2018	150,000	174,528
Xerox Corporation	6.40	3-15-2016	500,000	548,325
Xerox Corporation	6.75	2-1-2017	250,000	284,947
Xerox Corporation	6.75	12-15-2039	100,000	120,573
				16,559,518

Semiconductors & Semiconductor Equipment : 0.14%
Altera Corporation	2.50	11-15-2018	250,000	255,090

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Semiconductors & Semiconductor Equipment (continued)
Analog Devices Incorporated	2.88%	6-1-2023	$150,000	$143,794
Applied Materials Incorporated	2.65	6-15-2016	500,000	518,037
Applied Materials Incorporated	4.30	6-15-2021	300,000	327,870
Applied Materials Incorporated	5.85	6-15-2041	200,000	235,194
Broadcom Corporation	2.38	11-1-2015	200,000	205,044
Broadcom Corporation	2.50	8-15-2022	250,000	237,060
Intel Corporation	1.35	12-15-2017	1,150,000	1,151,355
Intel Corporation	1.95	10-1-2016	600,000	617,486
Intel Corporation	2.70	12-15-2022	550,000	535,908
Intel Corporation	3.30	10-1-2021	847,000	878,082
Intel Corporation	4.00	12-15-2032	500,000	499,078
Intel Corporation	4.25	12-15-2042	250,000	244,967
Intel Corporation	4.80	10-1-2041	643,000	687,444
KLA Tencor Corporation	6.90	5-1-2018	300,000	352,904
Maxim Integrated Product Incorporated	3.38	3-15-2023	200,000	194,232
Texas Instruments Incorporated	0.45	8-3-2015	100,000	100,146
Texas Instruments Incorporated	1.00	5-1-2018	200,000	197,051
Texas Instruments Incorporated	1.65	8-3-2019	250,000	246,466
Texas Instruments Incorporated	2.25	5-1-2023	250,000	233,135
Texas Instruments Incorporated	2.38	5-16-2016	300,000	310,758
Xilinx Incorporated	2.13	3-15-2019	250,000	252,340
Xilinx Incorporated	3.00	3-15-2021	250,000	253,012
				8,676,453

Software : 0.29%
Adobe Systems Incorporated	4.75	2-1-2020	325,000	362,281
Autodesk Incorporated	1.95	12-15-2017	250,000	252,513
Autodesk Incorporated	3.60	12-15-2022	250,000	247,224
CA Incorporated	5.38	12-1-2019	500,000	565,418
Fidelity National Information Services Incorporated	2.00	4-15-2018	114,000	113,163
Fidelity National Information Services Incorporated	3.50	4-15-2023	131,000	128,805
Fidelity National Information Services Incorporated	5.00	3-15-2022	300,000	315,635
Intuit Incorporated	5.75	3-15-2017	200,000	224,424
Microsoft Corporation	1.63	9-25-2015	1,000,000	1,018,025
Microsoft Corporation	1.63	12-6-2018	400,000	401,668
Microsoft Corporation	2.38	5-1-2023	1,000,000	961,075
Microsoft Corporation	3.00	10-1-2020	400,000	417,855
Microsoft Corporation	3.50	11-15-2042	500,000	448,790
Microsoft Corporation	3.63	12-15-2023	500,000	525,856
Microsoft Corporation	3.75	5-1-2043	47,000	43,894
Microsoft Corporation	4.00	2-8-2021	500,000	552,222
Microsoft Corporation	4.20	6-1-2019	375,000	419,325
Microsoft Corporation	4.50	10-1-2040	500,000	525,032
Microsoft Corporation	4.88	12-15-2043	200,000	220,231
Microsoft Corporation	5.20	6-1-2039	110,000	126,658
Microsoft Corporation	5.30	2-8-2041	500,000	587,348
Oracle Corporation	1.20	10-15-2017	1,350,000	1,347,968
Oracle Corporation	2.38	1-15-2019	600,000	614,162
Oracle Corporation	2.50	10-15-2022	800,000	773,289
Oracle Corporation	3.63	7-15-2023	400,000	413,875
Oracle Corporation	3.88	7-15-2020	350,000	378,797
Oracle Corporation	5.00	7-8-2019	600,000	685,546
Oracle Corporation	5.25	1-15-2016	850,000	915,470
Oracle Corporation	5.38	7-15-2040	1,350,000	1,575,351
Oracle Corporation	5.75	4-15-2018	1,000,000	1,158,586
Oracle Corporation	6.13	7-8-2039	200,000	253,018
Oracle Corporation	6.50	4-15-2038	250,000	327,775
Symantec Corporation	3.95	6-15-2022	200,000	201,028
Symantec Corporation	4.20	9-15-2020	300,000	311,583
				17,413,890

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Technology Hardware, Storage & Peripherals : 0.30%
Apple Incorporated	0.45%	5-3-2016	$500,000	$500,055
Apple Incorporated	1.00	5-3-2018	1,500,000	1,475,031
Apple Incorporated	2.40	5-3-2023	2,150,000	2,041,096
Apple Incorporated	3.45	5-6-2024	2,000,000	2,029,714
Apple Incorporated	3.85	5-4-2043	1,400,000	1,297,551
EMC Corporation	1.88	6-1-2018	950,000	960,105
EMC Corporation	3.38	6-1-2023	850,000	859,781
Hewlett-Packard Company	2.13	9-13-2015	500,000	509,320
Hewlett-Packard Company	2.60	9-15-2017	1,000,000	1,035,864
Hewlett-Packard Company	2.65	6-1-2016	1,000,000	1,034,583
Hewlett-Packard Company	2.75	1-14-2019	500,000	512,015
Hewlett-Packard Company	3.00	9-15-2016	500,000	522,555
Hewlett-Packard Company	3.75	12-1-2020	250,000	260,702
Hewlett-Packard Company	4.05	9-15-2022	250,000	260,472
Hewlett-Packard Company	4.30	6-1-2021	500,000	534,754
Hewlett-Packard Company	4.38	9-15-2021	500,000	537,086
Hewlett-Packard Company	4.65	12-9-2021	500,000	545,525
Hewlett-Packard Company	5.40	3-1-2017	500,000	556,093
Hewlett-Packard Company	5.50	3-1-2018	500,000	568,214
Hewlett-Packard Company	6.00	9-15-2041	475,000	534,971
IBM Corporation	1.63	5-15-2020	500,000	479,479
Lexmark International Incorporated	6.65	6-1-2018	250,000	286,938
NetApp Incorporated	2.00	12-15-2017	250,000	254,060
NetApp Incorporated	3.25	12-15-2022	250,000	240,003
				17,835,967

Materials : 0.78%
Chemicals : 0.41%
Air Products & Chemicals Incorporated	1.20	10-15-2017	132,000	132,409
Air Products & Chemicals Incorporated	2.00	8-2-2016	55,000	56,538
Air Products & Chemicals Incorporated	3.00	11-3-2021	250,000	252,600
Air Products & Chemicals Incorporated	4.38	8-21-2019	150,000	166,618
Airgas Incorporated	2.90	11-15-2022	500,000	479,877
Albemarle Corporation	4.50	12-15-2020	300,000	323,572
Cabot Corporation	5.00	10-1-2016	100,000	108,507
CF Industries Incorporated	3.45	6-1-2023	437,000	432,889
CF Industries Incorporated	4.95	6-1-2043	425,000	428,657
CF Industries Incorporated	5.15	3-15-2034	500,000	532,461
CF Industries Incorporated	5.38	3-15-2044	500,000	536,623
CF Industries Incorporated	6.88	5-1-2018	500,000	591,418
Dow Chemical Company	2.50	2-15-2016	125,000	128,866
Dow Chemical Company	3.00	11-15-2022	500,000	488,177
Dow Chemical Company	4.13	11-15-2021	500,000	533,734
Dow Chemical Company	4.25	11-15-2020	575,000	622,490
Dow Chemical Company	4.38	11-15-2042	500,000	478,864
Dow Chemical Company	5.25	11-15-2041	250,000	271,522
Dow Chemical Company	5.70	5-15-2018	197,000	224,379
Dow Chemical Company	7.38	11-1-2029	600,000	808,464
Dow Chemical Company	8.55	5-15-2019	1,655,000	2,133,457
Dow Chemical Company	9.40	5-15-2039	385,000	630,948
E.I. du Pont de Nemours & Company	2.75	4-1-2016	500,000	519,906
E.I. du Pont de Nemours & Company	2.80	2-15-2023	500,000	488,883
E.I. du Pont de Nemours & Company	3.63	1-15-2021	500,000	532,099
E.I. du Pont de Nemours & Company	4.15	2-15-2043	300,000	297,293
E.I. du Pont de Nemours & Company	4.50	8-15-2019	400,000	446,420
E.I. du Pont de Nemours & Company	4.63	1-15-2020	200,000	222,361
E.I. du Pont de Nemours & Company	4.90	1-15-2041	300,000	328,148
E.I. du Pont de Nemours & Company	5.25	12-15-2016	250,000	277,253
E.I. du Pont de Nemours & Company	5.60	12-15-2036	25,000	29,764
E.I. du Pont de Nemours & Company	6.00	7-15-2018	625,000	733,268
E.I. du Pont de Nemours & Company	6.50	1-15-2028	250,000	321,734
Eastman Chemical Company	2.40	6-1-2017	400,000	411,137
Eastman Chemical Company	3.60	8-15-2022	400,000	407,955

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Chemicals (continued)
Eastman Chemical Company	4.50%	1-15-2021	$500,000	$533,133
Eastman Chemical Company	4.80	9-1-2042	200,000	203,252
Ecolab Incorporated	1.00	8-9-2015	94,000	94,492
Ecolab Incorporated	3.00	12-8-2016	500,000	525,832
Ecolab Incorporated	4.35	12-8-2021	500,000	549,920
Ecolab Incorporated	5.50	12-8-2041	300,000	354,273
FMC Corporation	3.95	2-1-2022	125,000	129,941
FMC Corporation	4.10	2-1-2024	250,000	261,665
International Flavors & Fragrances Incorporated	3.20	5-1-2023	100,000	97,172
Lubrizol Corporation	8.88	2-1-2019	250,000	323,375
Monsanto Company	2.75	4-15-2016	200,000	208,245
Monsanto Company	3.60	7-15-2042	150,000	137,921
Monsanto Company	5.13	4-15-2018	500,000	566,400
Monsanto Company	5.50	8-15-2025	100,000	121,148
Mosaic Company	3.75	11-15-2021	115,000	119,445
Mosaic Company	4.25	11-15-2023	425,000	448,233
Mosaic Company	5.45	11-15-2033	304,000	338,464
Mosaic Company	5.63	11-15-2043	250,000	281,741
NewMarket Corporation	4.10	12-15-2022	50,000	50,095
PPG Industries Incorporated	1.90	1-15-2016	50,000	50,950
PPG Industries Incorporated	3.60	11-15-2020	100,000	105,663
PPG Industries Incorporated	5.50	11-15-2040	150,000	175,527
PPG Industries Incorporated	6.65	3-15-2018	300,000	351,509
PPG Industries Incorporated	7.70	3-15-2038	250,000	356,033
Praxair Incorporated	1.05	11-7-2017	438,000	435,571
Praxair Incorporated	1.25	11-7-2018	100,000	97,759
Praxair Incorporated	2.20	8-15-2022	500,000	473,100
Praxair Incorporated	2.45	2-15-2022	200,000	192,710
Praxair Incorporated	2.70	2-21-2023	150,000	146,645
Praxair Incorporated	3.55	11-7-2042	150,000	137,068
Praxair Incorporated	4.05	3-15-2021	200,000	217,811
Praxair Incorporated	5.20	3-15-2017	50,000	55,662
Praxair Incorporated	5.38	11-1-2016	75,000	82,534
RPM International Incorporated	6.13	10-15-2019	200,000	231,616
RPM International Incorporated	6.50	2-15-2018	250,000	287,684
Sherwin-Williams Company	1.35	12-15-2017	250,000	250,984
Sherwin-Williams Company	4.00	12-15-2042	132,000	126,276
Valspar Corporation	4.20	1-15-2022	100,000	104,820
Valspar Corporation	7.25	6-15-2019	100,000	120,282
Westlake Chemical Corporation	3.60	7-15-2022	29,000	28,892
				24,753,134

Construction Materials : 0.00%
Martin Marietta Materials Incorporated	6.60	4-15-2018	125,000	142,788

Containers & Packaging : 0.01%
Bemis Company Incorporated	6.80	8-1-2019	10,000	11,989
Packaging Corporation of America	3.90	6-15-2022	200,000	204,957
Packaging Corporation of America	4.50	11-1-2023	50,000	53,311
Sonoco Products Company	4.38	11-1-2021	100,000	105,673
				375,930

Metals & Mining : 0.27%
Allegheny Technologies Incorporated	5.88	8-15-2023	250,000	270,051
Allegheny Technologies Incorporated	5.95	1-15-2021	50,000	55,086
Allegheny Technologies Incorporated	9.38	6-1-2019	150,000	187,319
Barrick Gold Corporation	6.95	4-1-2019	300,000	357,620
Barrick North America Finance LLC	6.80	9-15-2018	250,000	295,054
Carpenter Technology Corporation	4.45	3-1-2023	80,000	82,550
Cliffs Natural Resources «	3.95	1-15-2018	250,000	253,705
Cliffs Natural Resources «	4.80	10-1-2020	255,000	254,587
Cliffs Natural Resources	6.25	10-1-2040	420,000	363,271

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining (continued)
Freeport-McMoRan Copper & Gold Incorporated	2.38%	3-15-2018	$2,500,000	$2,534,043
Freeport-McMoRan Copper & Gold Incorporated	3.55	3-1-2022	2,000,000	1,964,914
Freeport-McMoRan Copper & Gold Incorporated	3.88	3-15-2023	750,000	739,082
Freeport-McMoRan Copper & Gold Incorporated	5.45	3-15-2043	850,000	873,037
Newmont Mining Corporation	3.50	3-15-2022	600,000	566,111
Newmont Mining Corporation	4.88	3-15-2042	500,000	432,552
Newmont Mining Corporation	5.13	10-1-2019	475,000	523,605
Newmont Mining Corporation	6.25	10-1-2039	475,000	483,209
Nucor Corporation	4.00	8-1-2023	189,000	195,253
Nucor Corporation	5.20	8-1-2043	200,000	214,849
Nucor Corporation	5.75	12-1-2017	500,000	571,186
Nucor Corporation	5.85	6-1-2018	150,000	172,929
Nucor Corporation	6.40	12-1-2037	200,000	244,333
Reliance Steel & Aluminum Company	4.50	4-15-2023	150,000	153,516
Rio Tinto Alcan Incorporated	5.00	6-1-2015	180,000	187,848
Rio Tinto Alcan Incorporated	6.13	12-15-2033	600,000	723,685
Rio Tinto Finance (USA) Limited	1.63	8-21-2017	500,000	505,795
Rio Tinto Finance (USA) Limited	2.25	9-20-2016	200,000	206,236
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	500,000	652,425
Southern Copper Corporation	5.25	11-8-2042	500,000	462,281
Southern Copper Corporation	5.38	4-16-2020	90,000	99,788
Southern Copper Corporation	6.75	4-16-2040	440,000	477,289
Southern Copper Corporation	7.50	7-27-2035	600,000	697,875
Teck Resources Limited Company	3.15	1-15-2017	250,000	260,692
				16,061,776

Paper & Forest Products : 0.09%
Domtar Corporation	4.40	4-1-2022	500,000	517,145
Georgia-Pacific LLC	7.25	6-1-2028	325,000	427,315
Georgia-Pacific LLC	8.00	1-15-2024	200,000	270,712
Georgia-Pacific LLC	8.88	5-15-2031	500,000	748,574
International Paper Company	4.75	2-15-2022	75,000	82,841
International Paper Company	6.00	11-15-2041	535,000	642,118
International Paper Company	7.30	11-15-2039	250,000	343,369
International Paper Company	7.50	8-15-2021	450,000	572,713
International Paper Company	7.95	6-15-2018	1,000,000	1,230,656
MeadWestvaco Corporation	7.95	2-15-2031	50,000	63,175
Plum Creek Timberlands LP	3.25	3-15-2023	275,000	263,524
Plum Creek Timberlands LP	4.70	3-15-2021	500,000	542,094
				5,704,236

Telecommunication Services : 1.04%
Diversified Telecommunication Services : 1.02%
Alltel Corporation	7.88	7-1-2032	350,000	485,154
AT&T Corporation	1.40	12-1-2017	1,000,000	997,094
AT&T Incorporated	0.80	12-1-2015	500,000	501,898
AT&T Incorporated	0.90	2-12-2016	250,000	250,862
AT&T Incorporated	1.60	2-15-2017	500,000	506,815
AT&T Incorporated	1.70	6-1-2017	1,000,000	1,012,120
AT&T Incorporated	2.40	8-15-2016	620,000	639,578
AT&T Incorporated	2.50	8-15-2015	500,000	511,895
AT&T Incorporated «	2.63	12-1-2022	1,000,000	960,916
AT&T Incorporated	2.95	5-15-2016	1,150,000	1,197,579
AT&T Incorporated	3.00	2-15-2022	1,500,000	1,495,542
AT&T Incorporated	3.88	8-15-2021	45,000	47,820
AT&T Incorporated	4.30	12-15-2042	500,000	476,743
AT&T Incorporated	4.35	6-15-2045	1,250,000	1,189,866
AT&T Incorporated	4.45	5-15-2021	650,000	714,552
AT&T Incorporated	5.35	9-1-2040	2,372,000	2,590,008
AT&T Incorporated	5.50	2-1-2018	1,000,000	1,135,010
AT&T Incorporated	5.55	8-15-2041	60,000	67,638

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
AT&T Incorporated	5.60%	5-15-2018	$500,000	$572,923
AT&T Incorporated	5.80	2-15-2019	800,000	930,981
AT&T Incorporated	6.15	9-15-2034	500,000	580,135
AT&T Incorporated	6.30	1-15-2038	1,500,000	1,817,141
AT&T Incorporated	6.50	9-1-2037	970,000	1,200,294
AT&T Incorporated	6.55	2-15-2039	800,000	999,297
AT&T Incorporated	8.00	11-15-2031	536,000	782,355
Embarq Corporation	7.08	6-1-2016	1,000,000	1,110,711
Embarq Corporation	8.00	6-1-2036	1,500,000	1,636,952
France Telecom	5.38	1-13-2042	500,000	538,556
Qwest Corporation	6.88	9-15-2033	300,000	302,206
SBC Communications	5.63	6-15-2016	350,000	383,616
Verizon Communications Incorporated	0.70	11-2-2015	500,000	501,023
Verizon Communications Incorporated	2.00	11-1-2016	500,000	511,335
Verizon Communications Incorporated	2.45	11-1-2022	600,000	565,211
Verizon Communications Incorporated	2.50	9-15-2016	652,000	674,978
Verizon Communications Incorporated	2.55	6-17-2019	1,000,000	1,019,051
Verizon Communications Incorporated	3.00	4-1-2016	500,000	520,683
Verizon Communications Incorporated	3.45	3-15-2021	1,000,000	1,035,604
Verizon Communications Incorporated	3.50	11-1-2021	1,000,000	1,030,074
Verizon Communications Incorporated	3.65	9-14-2018	2,500,000	2,677,940
Verizon Communications Incorporated	3.85	11-1-2042	400,000	353,606
Verizon Communications Incorporated	4.50	9-15-2020	1,029,000	1,136,628
Verizon Communications Incorporated	4.60	4-1-2021	1,000,000	1,103,031
Verizon Communications Incorporated	4.75	11-1-2041	500,000	504,264
Verizon Communications Incorporated	4.90	9-15-2015	325,000	343,297
Verizon Communications Incorporated	5.15	9-15-2023	4,500,000	5,059,805
Verizon Communications Incorporated	6.00	4-1-2041	500,000	589,592
Verizon Communications Incorporated	6.25	4-1-2037	250,000	300,152
Verizon Communications Incorporated	6.35	4-1-2019	1,000,000	1,191,537
Verizon Communications Incorporated	6.40	9-15-2033	2,864,000	3,516,413
Verizon Communications Incorporated	6.40	2-15-2038	1,000,000	1,219,396
Verizon Communications Incorporated	6.55	9-15-2043	6,500,000	8,236,846
Verizon Communications Incorporated	6.90	4-15-2038	500,000	644,448
Verizon Communications Incorporated	7.35	4-1-2039	850,000	1,145,004
Verizon Global Funding Corporation	5.85	9-15-2035	600,000	697,099
Verizon Global Funding Corporation	7.75	12-1-2030	850,000	1,165,057
				61,378,331

Wireless Telecommunication Services : 0.02%
CC Holdings GS V LLC	2.38	12-15-2017	100,000	101,959
CC Holdings GS V LLC	3.85	4-15-2023	500,000	502,815
US Cellular Corporation	6.70	12-15-2033	200,000	201,862
				806,636

Utilities : 1.90%
Electric Utilities : 1.46%
Alabama Power Company	0.55	10-15-2015	31,000	31,070
Alabama Power Company	3.55	12-1-2023	250,000	260,586
Alabama Power Company	3.85	12-1-2042	200,000	191,833
Alabama Power Company	5.50	3-15-2041	65,000	78,933
Alabama Power Company	6.00	3-1-2039	500,000	640,889
Alabama Power Company	6.13	5-15-2038	105,000	134,883
American Electric Power Company Incorporated	2.95	12-15-2022	200,000	194,930
Appalachian Power Company	5.80	10-1-2035	315,000	370,072
Appalachian Power Company	6.38	4-1-2036	300,000	374,552
Appalachian Power Company	7.00	4-1-2038	600,000	816,292
Appalachian Power Company	7.95	1-15-2020	250,000	321,261
Arizona Public Service Company	4.50	4-1-2042	100,000	105,499
Arizona Public Service Company	4.70	1-15-2044	250,000	272,668
Arizona Public Service Company	8.75	3-1-2019	500,000	648,010

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Atlantic City Electric Company	7.75%	11-15-2018	$65,000	$80,051
Baltimore Gas & Electric Company	3.50	11-15-2021	500,000	519,170
Baltimore Gas & Electric Company	5.90	10-1-2016	350,000	389,275
Carolina Power & Light Company	2.80	5-15-2022	250,000	249,764
Carolina Power & Light Company	5.25	12-15-2015	180,000	192,749
Carolina Power & Light Company	5.30	1-15-2019	500,000	575,013
CenterPoint Energy Houston	2.25	8-1-2022	300,000	288,392
CenterPoint Energy Houston	3.55	8-1-2042	250,000	228,552
CenterPoint Energy Houston	4.50	4-1-2044	250,000	265,134
CenterPoint Energy Houston Series K	6.95	3-15-2033	250,000	344,115
Cleco Power LLC	6.00	12-1-2040	300,000	368,482
Cleveland Electric Illuminating Company	5.95	12-15-2036	500,000	568,606
Columbus Southern Power Company	6.05	5-1-2018	200,000	231,618
Commonwealth Edison Company	2.15	1-15-2019	500,000	504,854
Commonwealth Edison Company	3.80	10-1-2042	100,000	95,253
Commonwealth Edison Company	4.70	1-15-2044	250,000	273,570
Commonwealth Edison Company	5.80	3-15-2018	500,000	574,368
Commonwealth Edison Company	5.90	3-15-2036	250,000	313,804
Commonwealth Edison Company Series 100	5.88	2-1-2033	65,000	79,324
Connecticut Light & Power Company	5.65	5-1-2018	100,000	113,861
Connecticut Light & Power Company	6.35	6-1-2036	200,000	260,854
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	500,000	513,847
Consolidated Edison Company of New York Incorporated	6.65	4-1-2019	500,000	604,650
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	200,000	244,605
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	9-15-2016	100,000	110,493
Consolidated Edison Company of New York Incorporated Series 06-D	5.30	12-1-2016	50,000	55,482
Consolidated Edison Company of New York Incorporated Series 06-E	5.70	12-1-2036	250,000	303,645
Consolidated Edison Company of New York Incorporated Series 07-A	6.30	8-15-2037	250,000	327,581
Consolidated Edison Company of New York Incorporated Series 08-A	5.85	4-1-2018	100,000	115,348
Consolidated Edison Company of New York Incorporated Series 08-B	6.75	4-1-2038	300,000	406,445
Consolidated Edison Company of New York Incorporated Series 09-C	5.50	12-1-2039	600,000	716,680
Consolidated Edison Company of New York Incorporated Series 12-A	4.20	3-15-2042	250,000	248,601
Consumers Energy Company	5.65	9-15-2018	150,000	173,290
Consumers Energy Company	6.70	9-15-2019	500,000	612,722
Dayton Power & Light Company 144A	1.88	9-15-2016	75,000	76,451
Delmarva Power & Light Company	4.00	6-1-2042	300,000	293,851
Detroit Edison Company	2.65	6-15-2022	200,000	197,525
Detroit Edison Company	3.45	10-1-2020	500,000	528,553
DTE Electric Company	3.65	3-15-2024	150,000	156,739
Duke Energy Carolinas LLC	1.75	12-15-2016	750,000	768,304
Duke Energy Carolinas LLC	4.00	9-30-2042	250,000	245,654
Duke Energy Carolinas LLC	4.25	12-15-2041	500,000	514,469
Duke Energy Carolinas LLC	6.10	6-1-2037	250,000	314,701
Duke Energy Carolinas LLC Series C	7.00	11-15-2018	100,000	121,989
Duke Energy Corporation	3.05	8-15-2022	100,000	99,830
Duke Energy Corporation	3.95	10-15-2023	200,000	210,835
Duke Energy Corporation	6.45	10-15-2032	375,000	481,432
Duke Energy Florida Incorporated	3.85	11-15-2042	100,000	95,272
Duke Energy Indiana Incorporated	3.75	7-15-2020	500,000	536,135
Duke Energy Indiana Incorporated	4.90	7-15-2043	150,000	167,699
Duke Energy Indiana Incorporated	6.35	8-15-2038	750,000	991,497
Duke Energy Indiana Incorporated	6.45	4-1-2039	65,000	87,358
Duke Energy Ohio Incorporated	5.45	4-1-2019	250,000	288,370
Duke Energy Progress Incorporated	3.00	9-15-2021	250,000	255,700
Duke Energy Progress Incorporated	4.10	3-15-2043	150,000	148,388
Duke Energy Progress Incorporated	4.38	3-30-2044	250,000	260,685
Entergy Arkansas Incorporated	3.70	6-1-2024	250,000	260,548
Entergy Corporation	3.63	9-15-2015	200,000	206,676
Entergy Corporation	4.70	1-15-2017	250,000	270,456
Entergy Corporation	5.13	9-15-2020	250,000	278,545
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	120,000	140,737
Entergy Gulf States Louisiana LLC	6.00	5-1-2018	100,000	113,556
Entergy Louisiana LLC	4.05	9-1-2023	400,000	427,886
Entergy Louisiana LLC	5.40	11-1-2024	250,000	293,677
Entergy Texas Incorporated	7.13	2-1-2019	200,000	243,488

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Exelon Corporation	4.90%	6-15-2015	$375,000	$390,700
Exelon Corporation	5.63	6-15-2035	365,000	408,005
Exelon Generation Company LLC	4.25	6-15-2022	225,000	234,748
Exelon Generation Company LLC	5.20	10-1-2019	500,000	564,270
Exelon Generation Company LLC	5.60	6-15-2042	605,000	653,251
Exelon Generation Company LLC	6.25	10-1-2039	500,000	584,047
FirstEnergy Solutions Company	6.80	8-15-2039	164,000	169,952
Florida Power & Light Company	3.25	6-1-2024	500,000	506,252
Florida Power & Light Company	4.05	6-1-2042	250,000	249,828
Florida Power & Light Company	4.13	2-1-2042	300,000	303,004
Florida Power & Light Company	5.25	2-1-2041	200,000	238,016
Florida Power & Light Company	5.63	4-1-2034	250,000	306,627
Florida Power & Light Company	5.65	2-1-2037	380,000	469,315
Florida Power & Light Company	5.69	3-1-2040	585,000	733,739
Florida Power & Light Company	5.85	5-1-2037	100,000	126,456
Florida Power & Light Company	5.95	2-1-2038	320,000	408,289
Florida Power & Light Company	5.96	4-1-2039	250,000	321,798
Florida Power & Light Company	6.20	6-1-2036	500,000	654,300
Florida Power Corporation	5.65	6-15-2018	300,000	344,597
Florida Power Corporation	5.65	4-1-2040	125,000	155,125
Florida Power Corporation	5.80	9-15-2017	200,000	230,092
Florida Power Corporation	6.40	6-15-2038	500,000	671,527
FPL Group Capital Incorporated	6.00	3-1-2019	750,000	872,531
Georgia Power Company	4.25	12-1-2019	375,000	412,546
Georgia Power Company	4.30	3-15-2042	1,000,000	1,004,131
Georgia Power Company	4.30	3-15-2043	350,000	352,632
Georgia Power Company	5.40	6-1-2018	200,000	228,451
Georgia Power Company	5.40	6-1-2040	250,000	293,043
Georgia Power Company	5.95	2-1-2039	250,000	310,373
Georgia Power Company Series B	5.70	6-1-2017	100,000	112,852
Great Plains Energy Incorporated	4.85	6-1-2021	50,000	55,452
Iberdrola International BV	6.75	7-15-2036	500,000	611,337
Indiana Michigan Power Company	3.20	3-15-2023	100,000	99,593
Indiana Michigan Power Company	7.00	3-15-2019	500,000	609,109
Interstate Power & Light Company	4.70	10-15-2043	300,000	329,787
Interstate Power & Light Company	6.25	7-15-2039	30,000	39,183
Jersey Central Power & Light Company	5.63	5-1-2016	100,000	108,136
Jersey Central Power & Light Company	7.35	2-1-2019	250,000	302,273
Kansas City Power & Light Company	3.15	3-15-2023	200,000	199,337
Kansas City Power & Light Company	6.38	3-1-2018	250,000	290,225
Kansas City Power & Light Company	7.15	4-1-2019	200,000	247,051
Kentucky Utilities Company	3.25	11-1-2020	500,000	522,407
Kentucky Utilities Company	5.13	11-1-2040	500,000	580,925
LG&E & KU Energy LLC	3.75	11-15-2020	100,000	106,120
LG&E & KU Energy LLC	2.13	11-15-2015	100,000	101,548
MidAmerican Energy Holdings Company	2.40	3-15-2019	500,000	511,623
MidAmerican Energy Holdings Company	4.80	9-15-2043	300,000	331,546
MidAmerican Energy Holdings Company	5.30	3-15-2018	250,000	284,795
MidAmerican Energy Holdings Company	5.80	10-15-2036	75,000	93,116
MidAmerican Energy Holdings Company	5.95	5-15-2037	300,000	364,571
MidAmerican Energy Holdings Company	6.13	4-1-2036	700,000	870,034
MidAmerican Energy Holdings Company	6.50	9-15-2037	500,000	645,540
MidAmerican Energy Holdings Company	6.75	12-30-2031	150,000	200,241
Nevada Power Company	5.45	5-15-2041	120,000	144,848
Nevada Power Company	6.75	7-1-2037	200,000	272,546
Nevada Power Company	7.13	3-15-2019	300,000	368,999
Nevada Power Company Series O	6.50	5-15-2018	550,000	649,241
NiSource Finance Corporation	4.80	2-15-2044	350,000	356,396
NiSource Finance Corporation	5.25	9-15-2017	180,000	200,876
NiSource Finance Corporation	5.45	9-15-2020	415,000	473,583
NiSource Finance Corporation	5.65	2-1-2045	200,000	226,094
NiSource Finance Corporation	6.13	3-1-2022	100,000	118,831
NiSource Finance Corporation	6.40	3-15-2018	1,000,000	1,155,499
NiSource Finance Corporation	6.80	1-15-2019	90,000	107,548
Northeast Utilities	1.45	5-1-2018	350,000	344,758

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Northeast Utilities	2.80%	5-1-2023	$175,000	$168,249
Northern States Power Company of Minnesota	1.95	8-15-2015	150,000	152,930
Northern States Power Company of Minnesota	2.15	8-15-2022	250,000	237,403
Northern States Power Company of Minnesota	2.60	5-15-2023	150,000	144,711
Northern States Power Company of Minnesota	3.40	8-15-2042	250,000	223,825
Northern States Power Company of Minnesota	5.25	3-1-2018	500,000	565,062
Northern States Power Company of Minnesota	5.35	11-1-2039	40,000	47,603
Northern States Power Company of Minnesota	6.20	7-1-2037	300,000	391,589
NSTAR Electric Company	2.38	10-15-2022	200,000	190,336
NSTAR Electric Company	4.40	3-1-2044	250,000	262,186
NSTAR Electric Company	5.50	3-15-2040	100,000	120,987
Oglethorpe Power Corporation	5.38	11-1-2040	300,000	345,190
Oglethorpe Power Corporation	5.95	11-1-2039	150,000	184,974
Ohio Edison Company	6.88	7-15-2036	250,000	323,683
Ohio Edison Company	8.25	10-15-2038	200,000	309,717
Ohio Power Company	5.38	10-1-2021	65,000	76,374
Ohio Power Company	6.00	6-1-2016	250,000	275,666
Ohio Power Company	6.60	2-15-2033	194,000	251,087
Ohio Power Company	6.60	3-1-2033	150,000	192,619
Oklahoma Gas & Electric Company	4.55	3-15-2044	500,000	532,735
Oklahoma Gas & Electric Company	5.25	5-15-2041	100,000	113,955
Oklahoma Gas & Electric Company	5.85	6-1-2040	100,000	123,861
Oncor Electric Delivery Company LLC	4.10	6-1-2022	500,000	539,074
Oncor Electric Delivery Company LLC	4.55	12-1-2041	200,000	210,205
Oncor Electric Delivery Company LLC	5.25	9-30-2040	250,000	290,935
Oncor Electric Delivery Company LLC	6.80	9-1-2018	500,000	598,268
Oncor Electric Delivery Company LLC	7.00	5-1-2032	175,000	239,090
Oncor Electric Delivery Company LLC	7.50	9-1-2038	200,000	289,352
PacifiCorp	3.60	4-1-2024	250,000	259,148
PacifiCorp	4.10	2-1-2042	100,000	99,436
PacifiCorp	5.65	7-15-2018	600,000	689,419
PacifiCorp	5.75	4-1-2037	250,000	311,433
PacifiCorp	6.00	1-15-2039	500,000	631,469
PacifiCorp	6.25	10-15-2037	720,000	940,349
PECO Energy Company	2.38	9-15-2022	1,000,000	963,497
Pepco Holdings Incorporated	2.70	10-1-2015	350,000	357,697
Portland General Electric Company	6.10	4-15-2019	250,000	296,524
Potomac Electric Power	3.60	3-15-2024	250,000	259,117
Potomac Electric Power	6.50	11-15-2037	200,000	270,234
PPL Capital Funding Incorporated	1.90	6-1-2018	100,000	100,004
PPL Capital Funding Incorporated	3.40	6-1-2023	500,000	500,645
PPL Capital Funding Incorporated	3.95	3-15-2024	250,000	260,434
PPL Capital Funding Incorporated	4.20	6-15-2022	200,000	213,870
PPL Capital Funding Incorporated	4.70	6-1-2043	125,000	127,513
PPL Capital Funding Incorporated	5.00	3-15-2044	250,000	268,482
PPL Electric Utilities	4.75	7-15-2043	150,000	166,094
PPL Electric Utilities	5.20	7-15-2041	200,000	234,191
PPL Electric Utilities	6.25	5-15-2039	45,000	59,058
PPL Energy Supply LLC «	4.60	12-15-2021	275,000	274,075
PPL Energy Supply LLC	6.20	5-15-2016	500,000	539,462
Progress Energy Incorporated	3.15	4-1-2022	500,000	505,071
Progress Energy Incorporated	4.10	5-15-2042	250,000	247,771
Progress Energy Incorporated	4.40	1-15-2021	750,000	824,674
Progress Energy Incorporated	4.55	4-1-2020	75,000	83,850
Progress Energy Incorporated	6.00	12-1-2039	300,000	373,433
Progress Energy Incorporated	6.30	4-1-2038	50,000	66,310
Progress Energy Incorporated	7.00	10-30-2031	500,000	663,908
Progress Energy Incorporated	7.75	3-1-2031	300,000	424,206
PSEG Power LLC	2.45	11-15-2018	300,000	304,833
PSEG Power LLC	4.15	9-15-2021	250,000	265,754
PSEG Power LLC	4.30	11-15-2023	300,000	313,914
PSEG Power LLC	5.13	4-15-2020	280,000	315,311
PSEG Power LLC	8.63	4-15-2031	75,000	108,298
Public Service Company of Colorado	2.25	9-15-2022	100,000	95,649
Public Service Company of Colorado	2.50	3-15-2023	250,000	240,535

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Electric Utilities (continued)
Public Service Company of Colorado	3.20%	11-15-2020	$300,000	$311,725
Public Service Company of Colorado	3.95	3-15-2043	125,000	122,587
Public Service Company of Colorado	4.30	3-15-2044	250,000	258,797
Public Service Company of Colorado	5.13	6-1-2019	50,000	57,339
Public Service Company of Colorado	6.25	9-1-2037	500,000	660,602
Public Service Company of New Hampshire	3.50	11-1-2023	300,000	309,890
Public Service Company of Oklahoma	4.40	2-1-2021	100,000	109,889
Public Service Company of Oklahoma	5.15	12-1-2019	40,000	45,388
Public Service Electric & Gas Company	2.38	5-15-2023	200,000	190,812
Public Service Electric & Gas Company	3.65	9-1-2042	250,000	233,091
Public Service Electric & Gas Company	3.80	1-1-2043	200,000	189,494
Public Service Electric & Gas Company	3.95	5-1-2042	100,000	98,267
Public Service Electric & Gas Company	5.30	5-1-2018	1,000,000	1,140,894
Public Service Electric & Gas Company	5.80	5-1-2037	100,000	125,025
Puget Sound Energy Incorporated	5.76	10-1-2039	400,000	502,022
Puget Sound Energy Incorporated	5.80	3-15-2040	50,000	63,182
Puget Sound Energy Incorporated	6.27	3-15-2037	330,000	434,710
South Carolina Electric & Gas Company	4.35	2-1-2042	600,000	620,194
South Carolina Electric & Gas Company	6.50	11-1-2018	525,000	628,893
Southern California Edison Company	1.13	5-1-2017	1,000,000	1,003,696
Southern California Edison Company	3.88	6-1-2021	270,000	292,359
Southern California Edison Company	3.90	3-15-2043	150,000	145,096
Southern California Edison Company	4.05	3-15-2042	500,000	495,515
Southern California Edison Company	5.50	8-15-2018	500,000	574,695
Southern California Edison Company	5.50	3-15-2040	700,000	846,910
Southern California Edison Company	6.00	1-15-2034	100,000	126,305
Southern California Edison Company	6.05	3-15-2039	350,000	448,202
Southern California Edison Company Series 05-A	5.00	1-15-2016	100,000	107,200
Southern California Edison Company Series 05-E	5.35	7-15-2035	180,000	212,589
Southern Company	2.38	9-15-2015	200,000	204,717
Southern Company	2.45	9-1-2018	180,000	184,838
Southwestern Electric Power Company	6.20	3-15-2040	50,000	62,761
Southwestern Electric Power Company Series E	5.55	1-15-2017	100,000	111,007
Southwestern Public Service Company	6.00	10-1-2036	100,000	124,332
System Energy Resources	4.10	4-1-2023	150,000	155,814
Tampa Electric Company	2.60	9-15-2022	200,000	192,412
Tampa Electric Company	6.10	5-15-2018	100,000	115,614
Tampa Electric Company	6.15	5-15-2037	75,000	95,830
Toleda Edison Company	6.15	5-15-2037	50,000	60,558
TXU Electric Delivery Company	7.25	1-15-2033	75,000	105,374
Union Electric Company	3.90	9-15-2042	250,000	242,719
Union Electric Company	6.40	6-15-2017	500,000	570,787
Union Electric Company	8.45	3-15-2039	80,000	131,269
Virginia Electric & Power Company	3.45	2-15-2024	150,000	153,437
Virginia Electric & Power Company	4.00	1-15-2043	325,000	318,785
Virginia Electric & Power Company	4.45	2-15-2044	150,000	156,474
Virginia Electric & Power Company	5.00	6-30-2019	200,000	227,158
Virginia Electric & Power Company	8.88	11-15-2038	300,000	498,901
Virginia Electric & Power Company Series A	5.40	1-15-2016	600,000	645,736
Virginia Electric & Power Company Series A	6.00	5-15-2037	605,000	768,119
Virginia Electric & Power Company Series B	3.45	9-1-2022	1,000,000	1,040,538
Virginia Electric & Power Company Series B	6.00	1-15-2036	100,000	125,992
Westar Energy Incorporated	4.10	4-1-2043	300,000	299,275
Westar Energy Incorporated	8.63	12-1-2018	250,000	319,340
Wisconsin Electric Power Company	1.70	6-15-2018	150,000	150,181
Wisconsin Electric Power Company	4.25	12-15-2019	350,000	388,732
Wisconsin Electric Power Company	5.63	5-15-2033	100,000	121,229
Wisconsin Electric Power Company	5.70	12-1-2036	150,000	184,936
Wisconsin Power & Light Company	5.00	7-15-2019	50,000	57,155
Wisconsin Power & Light Company	6.38	8-15-2037	250,000	331,690
Wisconsin Public Service Corporation	4.75	11-1-2044	400,000	446,268
				87,707,027

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Gas Utilities : 0.10%
AGL Capital Corporation	5.88%	3-15-2041	$570,000	$705,193
Atmos Energy Corporation	4.15	1-15-2043	161,000	160,884
Atmos Energy Corporation	5.50	6-15-2041	60,000	71,830
Atmos Energy Corporation	6.35	6-15-2017	50,000	57,648
Atmos Energy Corporation	8.50	3-15-2019	250,000	320,183
CenterPoint Energy Incorporated	5.95	2-1-2017	250,000	280,443
CenterPoint Energy Resources Corporation	4.50	1-15-2021	65,000	71,656
CenterPoint Energy Resources Corporation	5.85	1-15-2041	110,000	134,779
CenterPoint Energy Resources Corporation	6.00	5-15-2018	100,000	114,826
CenterPoint Energy Resources Corporation	6.13	11-1-2017	150,000	172,340
CenterPoint Energy Resources Corporation	6.63	11-1-2037	50,000	65,853
KeySpan Corporation	5.80	4-1-2035	125,000	144,742
National Fuel Gas Company	3.75	3-1-2023	312,000	309,158
ONE Gas Incorporated 144A	2.07	2-1-2019	100,000	100,580
ONE Gas Incorporated 144A	3.61	2-1-2024	100,000	103,775
ONE Gas Incorporated 144A	4.66	2-1-2044	50,000	54,451
ONEOK Partners LP	3.20	9-15-2018	125,000	131,023
ONEOK Partners LP	6.20	9-15-2043	179,000	213,887
Panhandle Eastern Pipe Line Company LP	6.20	11-1-2017	400,000	455,422
Piedmont Natural Gas Company	4.65	8-1-2043	50,000	53,604
Questar Corporation	2.75	2-1-2016	200,000	206,095
Sempra Energy	2.88	10-1-2022	200,000	196,236
Sempra Energy	6.00	10-15-2039	300,000	372,151
Sempra Energy	6.50	6-1-2016	1,090,000	1,209,663
Southern California Gas Company	3.75	9-15-2042	200,000	190,783
Southern California Gas Company	5.13	11-15-2040	100,000	116,200
Southern California Gas Company	5.75	11-15-2035	75,000	93,851
				6,107,256
Independent Power & Renewable Electricity Producers : 0.03%
Constellation Energy Group Incorporated	5.15	12-1-2020	100,000	113,107
Southern Power Company	5.15	9-15-2041	500,000	549,558
Southern Power Company	5.25	7-15-2043	120,000	134,223
Southern Power Company Series D	4.88	7-15-2015	500,000	522,865
TransAlta Corporation	6.65	5-15-2018	200,000	227,868
				1,547,621
Multi-Utilities : 0.29%
Ameren Corporation	5.40	2-1-2016	75,000	80,549
Ameren Illinois Company	4.80	12-15-2043	100,000	111,112
Ameren Illinois Company	6.13	11-15-2017	100,000	115,825
Avista Corporation	5.13	4-1-2022	55,000	63,330
Berkshire Hathaway Energy	1.10	5-15-2017	300,000	299,171
Berkshire Hathaway Energy	2.00	11-15-2018	250,000	251,179
Berkshire Hathaway Energy	3.75	11-15-2023	500,000	517,174
Berkshire Hathaway Energy	5.15	11-15-2043	400,000	446,818
Black Hills Corporation	4.25	11-30-2023	300,000	320,452
CMS Energy Corporation	3.88	3-1-2024	500,000	521,931
CMS Energy Corporation	4.70	3-31-2043	125,000	129,334
CMS Energy Corporation	5.05	3-15-2022	350,000	398,319
Consumers Energy Company	3.38	8-15-2023	500,000	516,048
Consumers Energy Company	3.95	5-15-2043	200,000	195,134
Dominion Resources Incorporated	1.25	3-15-2017	500,000	502,654
Dominion Resources Incorporated	2.25	9-1-2015	100,000	102,032
Dominion Resources Incorporated	2.75	9-15-2022	200,000	195,301
Dominion Resources Incorporated	4.05	9-15-2042	250,000	234,595
Dominion Resources Incorporated	4.45	3-15-2021	100,000	109,713
Dominion Resources Incorporated	4.90	8-1-2041	60,000	64,089
Dominion Resources Incorporated	5.95	6-15-2035	225,000	269,605
Dominion Resources Incorporated	6.40	6-15-2018	750,000	882,303
Dominion Resources Incorporated	7.00	6-15-2038	500,000	674,825
Dominion Resources Incorporated Series A	5.60	11-15-2016	50,000	55,451

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Multi-Utilities (continued)
Dominion Resources Incorporated Series C	5.15%	7-15-2015	$350,000	$367,674
DTE Energy Company	3.85	12-1-2023	243,000	254,558
DTE Energy Company	6.35	6-1-2016	350,000	387,244
Integrys Energy Group	4.17	11-1-2020	200,000	211,764
Louisville Gas & Electric Company	5.13	11-15-2040	125,000	145,250
NSTAR Global Services Incorporated	4.50	11-15-2019	100,000	110,561
Pacific Gas & Electric Company	2.45	8-15-2022	250,000	239,131
Pacific Gas & Electric Company	3.75	8-15-2042	200,000	183,215
Pacific Gas & Electric Company	4.25	5-15-2021	500,000	545,041
Pacific Gas & Electric Company	5.40	1-15-2040	700,000	805,211
Pacific Gas & Electric Company	5.80	3-1-2037	500,000	600,402
Pacific Gas & Electric Company	6.05	3-1-2034	1,100,000	1,353,613
Pacific Gas & Electric Company	6.35	2-15-2038	100,000	127,226
Pacific Gas & Electric Company	8.25	10-15-2018	1,000,000	1,255,660
Pacific Gas & Electric Corporation	5.13	11-15-2043	250,000	279,125
Public Service Colorado	3.60	9-15-2042	200,000	185,425
Puget Energy Incorporated	6.00	9-1-2021	250,000	295,388
Puget Sound Power & Light Company	4.43	11-15-2041	500,000	527,002
San Diego Gas & Electric Company	3.00	8-15-2021	750,000	772,885
San Diego Gas & Electric Company	5.35	5-15-2035	100,000	119,914
San Diego Gas & Electric Company	6.00	6-1-2039	530,000	688,106
Scana Corporation	4.75	5-15-2021	250,000	270,993
Wisconsin Energy Corporation ±	6.25	5-15-2067	125,000	129,375
Xcel Energy Incorporated	0.75	5-9-2016	200,000	200,444
Xcel Energy Incorporated	4.70	5-15-2020	250,000	279,209
Xcel Energy Incorporated	4.80	9-15-2041	250,000	269,774
				17,661,134
Water Utilities : 0.02%
American Water Capital Corporation	6.09	10-15-2017	750,000	842,768

Total Corporate Bonds and Notes (Cost $1,184,501,833)				1,267,913,004
Foreign Government Bonds @: 25.17%
Australian Government Bond Series 122 (AUD)	5.25	3-15-2019	1,700,000	1,732,832
Australian Government Bond Series 124 (AUD)	5.75	5-15-2021	2,250,000	2,400,644
Australian Government Bond Series 126 (AUD)	4.50	4-15-2020	1,800,000	1,787,775
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	850,000	915,548
Australian Government Bond Series 128 (AUD)	5.75	7-15-2022	300,000	323,135
Australian Government Bond Series 130 (AUD)	4.75	6-15-2016	1,850,000	1,793,618
Australian Government Bond Series 132 (AUD)	5.50	1-21-2018	1,800,000	1,823,154
Australian Government Bond Series 133 (AUD)	5.50	4-21-2023	1,750,000	1,865,962
Australian Government Bond Series 134 (AUD)	4.75	10-21-2015	1,750,000	1,676,617
Australian Government Bond Series 135 (AUD)	4.25	7-21-2017	1,300,000	1,260,840
Australian Government Bond Series 136 (AUD)	4.75	4-21-2027	1,200,000	1,213,716
Australian Government Bond Series 137 (AUD)	2.75	4-21-2024	1,750,000	1,505,871
Australian Government Bond Series 138 (AUD)	3.25	4-21-2029	700,000	594,107
Australian Government Bond Series 139 (AUD)	3.25	4-21-2025	250,000	222,337
Australian Government Bond Series 140 (AUD)	4.50	4-21-2033	400,000	386,685
Australian Government Bond Series 141 (AUD)	3.25	10-21-2018	1,000,000	938,356
Australian Government Bond Series 142 (AUD)	4.25	4-21-2026	1,900,000	1,840,715
Australian Government Bond Series 217 (AUD)	6.00	2-15-2017	2,150,000	2,169,933
Belgium (Kingdom) (EUR)	1.25	6-22-2018	1,100,000	1,544,299
Belgium (Kingdom) (EUR)	2.25	6-22-2023	1,300,000	1,855,259
Belgium (Kingdom) (EUR) 144A	2.75	3-28-2016	1,050,000	1,498,347
Belgium (Kingdom) (EUR)	3.00	9-28-2019	500,000	758,402
Belgium (Kingdom) (EUR) 144A	3.25	9-28-2016	1,200,000	1,751,675
Belgium (Kingdom) (EUR) 144A	3.50	6-28-2017	1,275,000	1,906,256
Belgium (Kingdom) (EUR) 144A	3.75	9-28-2015	1,075,000	1,535,499
Belgium (Kingdom) (EUR) 144A	3.75	9-28-2020	2,050,000	3,257,751
Belgium (Kingdom) (EUR)	3.75	6-22-2045	450,000	717,723
Belgium (Kingdom) (EUR) 144A	4.00	3-28-2018	1,250,000	1,932,231
Belgium (Kingdom) (EUR)	4.00	3-28-2022	1,100,000	1,790,226

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Belgium (Kingdom) (EUR)	4.00%	3-28-2032	1,000,000	$1,639,174
Belgium (Kingdom) (EUR) 144A	4.25	9-28-2021	1,350,000	2,222,819
Belgium (Kingdom) (EUR)	4.25	9-28-2022	1,700,000	2,813,895
Belgium (Kingdom) (EUR) 144A	4.25	3-28-2041	1,150,000	1,989,501
Belgium (Kingdom) (EUR) 144A	4.50	3-28-2026	550,000	934,907
Belgium Government Bond Series 31 (EUR)	5.50	3-28-2028	1,485,000	2,788,766
Belgium Government Bond Series 40 (EUR) 144A	5.50	9-28-2017	700,000	1,116,019
Belgium Government Bond Series 44 (EUR) 144A	5.00	3-28-2035	1,680,000	3,124,441
Belgium Government Bond Series 49 (EUR) 144A	4.00	3-28-2017	1,050,000	1,581,452
Belgium Government Bond Series 55 (EUR)	4.00	3-28-2019	1,200,000	1,892,614
Belgium Government Bond Series 72 (EUR) 144A	2.60	6-22-2024	1,050,000	1,523,126
Belgium Government Bond Series 73 (EUR) 144A	3.00	6-22-2034	750,000	1,067,101
Bonos y Obligaciones del Estado (EUR)	2.10	4-30-2017	300,000	421,541
Bonos y Obligaciones del Estado (EUR)	2.75	4-30-2019	2,500,000	3,598,239
Bonos y Obligaciones del Estado (EUR)	3.30	7-30-2016	1,100,000	1,578,787
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2015	1,700,000	2,417,975
Bonos y Obligaciones del Estado (EUR)	3.75	10-31-2018	1,750,000	2,620,008
Bonos y Obligaciones del Estado (EUR) 144A	3.80	4-30-2024	2,100,000	3,089,220
Bonos y Obligaciones del Estado (EUR)	4.10	7-30-2018	1,700,000	2,575,740
Bonos y Obligaciones del Estado (EUR) 144A	4.40	10-31-2023	1,550,000	2,389,564
Bonos y Obligaciones del Estado (EUR)	4.50	1-31-2018	1,800,000	2,739,891
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2028	300,000	487,270
Bonos y Obligaciones del Estado (EUR) 144A	5.15	10-31-2044	450,000	731,108
Bonos y Obligaciones del Estado (EUR) 144A	5.40	1-31-2023	1,750,000	2,885,349
Bundesobligation Series 158 (EUR)	1.75	10-9-2015	1,600,000	2,229,612
Bundesobligation Series 159 (EUR)	2.00	2-26-2016	1,950,000	2,746,659
Bundesobligation Series 160 (EUR)	2.75	4-8-2016	1,800,000	2,574,415
Bundesobligation Series 161 (EUR)	1.25	10-14-2016	1,850,000	2,591,480
Bundesobligation Series 162 (EUR)	0.75	2-24-2017	1,250,000	1,734,574
Bundesobligation Series 163 (EUR)	0.50	4-7-2017	1,400,000	1,929,803
Bundesobligation Series 164 (EUR)	0.50	10-13-2017	2,500,000	3,448,701
Bundesobligation Series 165 (EUR)	0.50	2-23-2018	500,000	688,970
Bundesobligation Series 166 (EUR)	0.25	4-13-2018	1,300,000	1,772,715
Bundesobligation Series 167 (EUR)	1.00	10-12-2018	1,100,000	1,543,489
Bundesobligation Series 168 (EUR)	1.00	2-22-2019	2,500,000	3,504,999
Bundesrepublik Deutschland (EUR)	1.50	9-4-2022	2,500,000	3,527,696
Bundesrepublik Deutschland (EUR)	1.50	2-15-2023	1,000,000	1,404,576
Bundesrepublik Deutschland (EUR)	1.50	5-15-2023	1,700,000	2,379,784
Bundesrepublik Deutschland (EUR)	1.50	5-15-2024	1,000,000	1,381,348
Bundesrepublik Deutschland (EUR)	1.75	7-4-2022	2,250,000	3,244,304
Bundesrepublik Deutschland (EUR)	1.75	2-15-2024	1,000,000	1,416,163
Bundesrepublik Deutschland (EUR)	2.00	1-4-2022	1,500,000	2,206,360
Bundesrepublik Deutschland (EUR)	2.00	8-15-2023	2,175,000	3,165,157
Bundesrepublik Deutschland (EUR)	2.25	9-4-2020	1,500,000	2,245,681
Bundesrepublik Deutschland (EUR)	2.50	1-4-2021	1,950,000	2,963,962
Bundesrepublik Deutschland (EUR)	2.50	7-4-2044	1,500,000	2,158,534
Bundesrepublik Deutschland (EUR)	2.50	8-15-2046	300,000	430,701
Bundesrepublik Deutschland (EUR)	3.00	7-4-2020	1,700,000	2,648,737
Bundesrepublik Deutschland (EUR)	3.25	7-4-2021	1,000,000	1,593,018
Bundesrepublik Deutschland (EUR)	3.25	7-4-2042	1,600,000	2,641,785
Bundesrepublik Deutschland Series 00 (EUR)	5.50	1-4-2031	1,600,000	3,251,516
Bundesrepublik Deutschland Series 00 (EUR)	6.25	1-4-2030	1,150,000	2,475,119
Bundesrepublik Deutschland Series 03 (EUR)	4.75	7-4-2034	1,800,000	3,494,836
Bundesrepublik Deutschland Series 05 (EUR)	3.25	7-4-2015	2,300,000	3,242,815
Bundesrepublik Deutschland Series 05 (EUR)	3.50	1-4-2016	1,900,000	2,730,647
Bundesrepublik Deutschland Series 05 (EUR)	4.00	1-4-2037	2,275,000	4,082,716
Bundesrepublik Deutschland Series 06 (EUR)	3.75	1-4-2017	2,200,000	3,283,109
Bundesrepublik Deutschland Series 06 (EUR)	4.00	7-4-2016	2,200,000	3,243,703
Bundesrepublik Deutschland Series 07 (EUR)	4.00	1-4-2018	1,500,000	2,326,345
Bundesrepublik Deutschland Series 08 (EUR)	4.25	7-4-2018	3,000,000	4,757,093
Bundesrepublik Deutschland Series 08 (EUR)	4.75	7-4-2040	1,550,000	3,168,331
Bundesrepublik Deutschland Series 09 (EUR)	3.25	1-4-2020	2,550,000	3,999,731
Bundesrepublik Deutschland Series 09 (EUR)	3.50	7-4-2019	2,000,000	3,149,285
Bundesrepublik Deutschland Series 09 (EUR)	3.75	1-4-2019	2,600,000	4,098,785
Bundesrepublik Deutschland Series 161 (EUR)	2.25	9-4-2021	2,650,000	3,968,525

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Bundesrepublik Deutschland Series 2007 (EUR)	4.25%	7-4-2017	2,250,000	$3,457,068
Bundesrepublik Deutschland Series 2007 (EUR)	4.25	7-4-2039	1,300,000	2,463,939
Bundesrepublik Deutschland Series 94 (EUR)	6.25	1-4-2024	855,000	1,695,163
Bundesrepublik Deutschland Series 97 (EUR)	6.50	7-4-2027	1,000,000	2,135,115
Bundesrepublik Deutschland Series 98 (EUR)	4.75	7-4-2028	1,300,000	2,418,201
Bundesrepublik Deutschland Series 98 (EUR)	5.63	1-4-2028	1,400,000	2,798,454
Bundesschatzanweisungen (EUR) ¤	0.00	6-12-2015	1,850,000	2,520,087
Bundesschatzanweisungen (EUR) ¤	0.00	12-11-2015	1,000,000	1,361,541
Bundesschatzanweisungen (EUR)	0.25	9-11-2015	1,000,000	1,366,122
Canadian Government Bond (CAD)	1.00	11-1-2015	600,000	553,280
Canadian Government Bond (CAD)	1.25	2-1-2016	1,500,000	1,388,375
Canadian Government Bond (CAD)	1.25	8-1-2017	4,000,000	3,690,012
Canadian Government Bond (CAD)	1.25	3-1-2018	950,000	874,012
Canadian Government Bond (CAD)	1.25	9-1-2018	800,000	732,056
Canadian Government Bond (CAD)	1.50	8-1-2015	2,000,000	1,855,114
Canadian Government Bond (CAD)	1.50	3-1-2017	1,000,000	931,892
Canadian Government Bond (CAD)	1.50	9-1-2017	2,500,000	2,324,380
Canadian Government Bond (CAD)	1.50	6-1-2023	1,550,000	1,356,318
Canadian Government Bond (CAD)	1.75	3-1-2019	500,000	465,900
Canadian Government Bond (CAD)	2.00	6-1-2016	500,000	469,796
Canadian Government Bond (CAD)	2.50	6-1-2015	700,000	655,229
Canadian Government Bond (CAD)	2.50	6-1-2024	500,000	471,618
Canadian Government Bond (CAD)	2.75	9-1-2016	1,500,000	1,435,119
Canadian Government Bond (CAD)	2.75	6-1-2022	1,200,000	1,167,850
Canadian Government Bond (CAD)	3.00	12-1-2015	950,000	901,979
Canadian Government Bond (CAD)	3.25	6-1-2021	2,750,000	2,769,351
Canadian Government Bond (CAD)	3.50	6-1-2020	500,000	508,614
Canadian Government Bond (CAD)	3.50	12-1-2045	1,500,000	1,593,240
Canadian Government Bond (CAD)	3.75	6-1-2019	1,600,000	1,631,888
Canadian Government Bond (CAD)	4.00	6-1-2016	1,300,000	1,268,672
Canadian Government Bond (CAD)	4.00	6-1-2017	500,000	499,779
Canadian Government Bond (CAD)	4.00	6-1-2041	1,550,000	1,756,147
Canadian Government Bond (CAD)	4.25	6-1-2018	1,000,000	1,026,238
Canadian Government Bond (CAD)	4.50	6-1-2015	1,150,000	1,097,416
Canadian Government Bond (CAD)	5.00	6-1-2037	1,250,000	1,594,727
Canadian Government Bond (CAD)	5.75	6-1-2029	1,150,000	1,483,737
Canadian Government Bond (CAD)	5.75	6-1-2033	1,250,000	1,680,059
Canadian Government Bond (CAD)	8.00	6-1-2023	195,000	267,234
Canadian Government Bond (CAD)	8.00	6-1-2027	593,000	888,510
Canadian Government Bond (CAD)	9.00	6-1-2025	200,000	304,886
Denmark Government Bond (DKK)	1.50	11-15-2023	7,500,000	1,383,115
Denmark Government Bond (DKK)	2.50	11-15-2016	4,350,000	841,209
Denmark Government Bond (DKK)	3.00	11-15-2021	6,250,000	1,305,386
Denmark Government Bond (DKK)	4.00	11-15-2015	8,375,000	1,617,012
Denmark Government Bond (DKK)	4.00	11-15-2017	5,000,000	1,031,292
Denmark Government Bond (DKK)	4.00	11-15-2019	10,400,000	2,244,569
Denmark Government Bond (DKK)	4.50	11-15-2039	10,700,000	2,788,764
Denmark Government Bond (DKK)	7.00	11-10-2024	2,000,000	564,437
France Government Bond (EUR)	0.25	11-25-2015	1,575,000	2,150,527
France Government Bond (EUR)	1.00	5-25-2018	1,300,000	1,810,705
France Government Bond (EUR)	1.00	11-25-2018	1,500,000	2,085,317
France Government Bond (EUR)	1.00	5-25-2019	2,000,000	2,769,288
France Government Bond (EUR)	1.75	5-25-2023	2,750,000	3,808,693
France Government Bond (EUR)	2.25	10-25-2022	1,950,000	2,828,370
France Government Bond (EUR)	2.25	5-25-2024	3,000,000	4,269,304
France Government Bond (EUR)	2.50	10-25-2020	3,600,000	5,366,687
France Government Bond (EUR)	2.50	5-25-2030	1,000,000	1,374,246
France Government Bond (EUR)	2.75	10-25-2027	2,250,000	3,257,554
France Government Bond (EUR)	3.00	10-25-2015	3,275,000	4,642,175
France Government Bond (EUR)	3.00	4-25-2022	2,250,000	3,453,767
France Government Bond (EUR)	3.25	4-25-2016	4,050,000	5,844,219
France Government Bond (EUR)	3.25	10-25-2021	4,000,000	6,239,225
France Government Bond (EUR)	3.25	5-25-2045	900,000	1,331,450
France Government Bond (EUR)	3.50	4-25-2020	3,400,000	5,335,941
France Government Bond (EUR)	3.50	4-25-2026	3,150,000	4,943,232

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
France Government Bond (EUR)	3.75%	4-25-2017	2,900,000	$4,352,283
France Government Bond (EUR)	3.75	10-25-2019	2,800,000	4,424,748
France Government Bond (EUR)	3.75	4-25-2021	3,250,000	5,208,116
France Government Bond (EUR)	4.00	4-25-2018	2,750,000	4,268,017
France Government Bond (EUR)	4.00	10-25-2038	2,250,000	3,780,185
France Government Bond (EUR)	4.00	4-25-2055	1,250,000	2,158,739
France Government Bond (EUR)	4.00	4-25-2060	1,000,000	1,736,141
France Government Bond (EUR)	4.25	10-25-2017	2,750,000	4,246,530
France Government Bond (EUR)	4.25	10-25-2018	3,150,000	4,990,534
France Government Bond (EUR)	4.25	4-25-2019	2,950,000	4,724,029
France Government Bond (EUR)	4.25	10-25-2023	3,250,000	5,445,338
France Government Bond (EUR)	4.50	4-25-2041	2,450,000	4,458,529
France Government Bond (EUR)	4.75	4-25-2035	2,150,000	3,944,960
France Government Bond (EUR)	5.00	10-25-2016	2,550,000	3,876,819
France Government Bond (EUR)	5.50	4-25-2029	2,150,000	4,106,241
France Government Bond (EUR)	5.75	10-25-2032	2,300,000	4,644,245
France Government Bond (EUR)	6.00	10-25-2025	1,600,000	3,081,330
France Government Bond (EUR)	8.25	4-25-2022	1,000,000	2,080,505
France Government Bond (EUR)	8.50	10-25-2019	1,400,000	2,694,518
France Government Bond (EUR)	8.50	4-25-2023	1,050,000	2,266,361
French Treasury Note (EUR)	1.00	7-25-2017	1,500,000	2,090,367
French Treasury Note (EUR)	1.75	2-25-2017	2,400,000	3,408,606
French Treasury Note (EUR)	2.00	7-12-2015	2,450,000	3,409,050
French Treasury Note (EUR)	2.25	2-25-2016	3,750,000	5,298,261
French Treasury Note (EUR)	2.50	7-25-2016	2,150,000	3,077,229
Italy Buoni Poliennali del Tesoro (EUR)	2.25	5-15-2016	1,300,000	1,821,767
Italy Buoni Poliennali del Tesoro (EUR)	2.50	5-1-2019	3,500,000	4,955,186
Italy Buoni Poliennali del Tesoro (EUR)	2.75	12-1-2015	350,000	491,454
Italy Buoni Poliennali del Tesoro (EUR)	2.75	11-15-2016	1,500,000	2,131,892
Italy Buoni Poliennali del Tesoro (EUR)	3.00	6-15-2015	1,350,000	1,885,320
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11-1-2015	1,250,000	1,759,309
Italy Buoni Poliennali del Tesoro (EUR)	3.50	11-1-2017	2,250,000	3,294,702
Italy Buoni Poliennali del Tesoro (EUR)	3.50	6-1-2018	1,025,000	1,508,308
Italy Buoni Poliennali del Tesoro (EUR)	3.50	12-1-2018	1,700,000	2,510,738
Italy Buoni Poliennali del Tesoro (EUR) 144A	3.50	3-1-2030	1,000,000	1,370,225
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2015	3,300,000	4,659,370
Italy Buoni Poliennali del Tesoro (EUR)	3.75	4-15-2016	2,600,000	3,739,475
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2016	1,750,000	2,532,221
Italy Buoni Poliennali del Tesoro (EUR)	3.75	3-1-2021	2,200,000	3,276,931
Italy Buoni Poliennali del Tesoro (EUR)	3.75	8-1-2021	2,650,000	3,932,401
Italy Buoni Poliennali del Tesoro (EUR)	3.75	9-1-2024	2,000,000	2,892,413
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2017	2,000,000	2,941,154
Italy Buoni Poliennali del Tesoro (EUR)	4.00	9-1-2020	2,000,000	3,031,128
Italy Buoni Poliennali del Tesoro (EUR)	4.00	2-1-2037	2,000,000	2,840,532
Italy Buoni Poliennali del Tesoro (EUR)	4.25	2-1-2019	2,050,000	3,128,395
Italy Buoni Poliennali del Tesoro (EUR)	4.25	9-1-2019	2,250,000	3,452,620
Italy Buoni Poliennali del Tesoro (EUR)	4.25	3-1-2020	2,350,000	3,604,308
Italy Buoni Poliennali del Tesoro (EUR)	4.50	7-15-2015	1,500,000	2,132,002
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2018	2,750,000	4,170,829
Italy Buoni Poliennali del Tesoro (EUR)	4.50	8-1-2018	2,500,000	3,824,999
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2019	2,750,000	4,248,359
Italy Buoni Poliennali del Tesoro (EUR)	4.50	2-1-2020	1,800,000	2,795,957
Italy Buoni Poliennali del Tesoro (EUR)	4.50	5-1-2023	1,925,000	2,966,950
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2024	2,200,000	3,390,170
Italy Buoni Poliennali del Tesoro (EUR)	4.50	3-1-2026	4,300,000	6,573,723
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-15-2016	2,500,000	3,700,652
Italy Buoni Poliennali del Tesoro (EUR)	4.75	5-1-2017	250,000	376,103
Italy Buoni Poliennali del Tesoro (EUR)	4.75	6-1-2017	4,000,000	6,028,394
Italy Buoni Poliennali del Tesoro (EUR)	4.75	9-1-2021	2,450,000	3,857,293
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	8-1-2023	2,250,000	3,538,621
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2028	1,500,000	2,334,503
Italy Buoni Poliennali del Tesoro (EUR) 144A	4.75	9-1-2044	1,200,000	1,823,502
Italy Buoni Poliennali del Tesoro (EUR)	5.00	3-1-2022	2,200,000	3,520,444
Italy Buoni Poliennali del Tesoro (EUR) 144A	5.00	3-1-2025	1,550,000	2,470,361
Italy Buoni Poliennali del Tesoro (EUR)	5.00	8-1-2034	2,100,000	3,356,989

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Italy Buoni Poliennali del Tesoro (EUR)	5.00%	8-1-2039	1,700,000	$2,707,134
Italy Buoni Poliennali del Tesoro (EUR)	5.00	9-1-2040	2,200,000	3,481,938
Italy Buoni Poliennali del Tesoro (EUR)	5.25	8-1-2017	2,700,000	4,143,660
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11-1-2029	2,850,000	4,665,726
Italy Buoni Poliennali del Tesoro (EUR)	5.50	9-1-2022	2,000,000	3,288,736
Italy Buoni Poliennali del Tesoro (EUR)	5.50	11-1-2022	2,000,000	3,286,227
Italy Buoni Poliennali del Tesoro (EUR)	5.75	2-1-2033	1,450,000	2,512,277
Italy Buoni Poliennali del Tesoro (EUR)	6.00	5-1-2031	3,050,000	5,388,633
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11-1-2027	2,050,000	3,724,732
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11-1-2026	950,000	1,809,970
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11-1-2023	730,000	1,498,767
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	6-30-2015	1,250,000	1,692,504
Italy Certificati di Credito del Tesoro (EUR) ¤	0.00	12-31-2015	1,250,000	1,684,001
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	15,085,396
Japan Government Five Year Bond Series 089 (JPY)	0.40	6-20-2015	500,000,000	4,928,060
Japan Government Five Year Bond Series 090 (JPY)	0.30	6-20-2015	300,000,000	2,953,762
Japan Government Five Year Bond Series 091 (JPY)	0.40	9-20-2015	515,000,000	5,079,833
Japan Government Five Year Bond Series 093 (JPY)	0.50	12-20-2015	664,000,000	6,564,488
Japan Government Five Year Bond Series 094 (JPY)	0.60	12-20-2015	660,000,000	6,534,947
Japan Government Five Year Bond Series 096 (JPY)	0.50	3-20-2016	500,000,000	4,948,065
Japan Government Five Year Bond Series 097 (JPY)	0.40	6-20-2016	590,000,000	5,832,457
Japan Government Five Year Bond Series 102 (JPY)	0.30	12-20-2016	990,000,000	9,774,568
Japan Government Five Year Bond Series 103 (JPY)	0.30	3-20-2017	400,000,000	3,950,754
Japan Government Five Year Bond Series 105 (JPY)	0.20	6-20-2017	900,000,000	8,864,973
Japan Government Five Year Bond Series 106 (JPY)	0.20	9-20-2017	700,000,000	6,894,299
Japan Government Five Year Bond Series 107 (JPY)	0.20	12-20-2017	500,000,000	4,923,777
Japan Government Five Year Bond Series 110 (JPY)	0.30	3-20-2018	300,000,000	2,964,863
Japan Government Five Year Bond Series 113 (JPY)	0.30	6-20-2018	800,000,000	7,906,216
Japan Government Five Year Bond Series 117 (JPY)	0.20	3-20-2019	500,000,000	4,915,894
Japan Government Forty Year Bond Series 1 (JPY)	2.40	3-20-2048	211,500,000	2,436,052
Japan Government Forty Year Bond Series 2 (JPY)	2.20	3-20-2049	191,000,000	2,106,000
Japan Government Forty Year Bond Series 3 (JPY)	2.20	3-20-2050	223,000,000	2,457,962
Japan Government Forty Year Bond Series 5 (JPY)	2.00	3-20-2052	450,000,000	4,707,844
Japan Government Forty Year Bond Series 6 (JPY)	1.90	3-20-2053	190,000,000	1,931,529
Japan Government Ten Year Bond Series 273 (JPY)	1.50	9-20-2015	505,000,000	5,051,855
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12-20-2015	662,000,000	6,655,057
Japan Government Ten Year Bond Series 277 (JPY)	1.60	3-20-2016	628,000,000	6,336,514
Japan Government Ten Year Bond Series 279 (JPY)	2.00	3-20-2016	770,000,000	7,823,578
Japan Government Ten Year Bond Series 280 (JPY)	1.90	6-20-2016	400,000,000	4,074,534
Japan Government Ten Year Bond Series 281 (JPY)	2.00	6-20-2016	335,000,000	3,419,139
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	795,000,000	8,096,966
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12-20-2016	630,000,000	6,440,246
Japan Government Ten Year Bond Series 285 (JPY)	1.70	3-20-2017	700,000,000	7,182,509
Japan Government Ten Year Bond Series 286 (JPY)	1.80	6-20-2017	450,000,000	4,647,346
Japan Government Ten Year Bond Series 288 (JPY)	1.70	9-20-2017	700,000,000	7,233,475
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12-20-2017	440,000,000	4,531,525
Japan Government Ten Year Bond Series 290 (JPY)	1.40	3-20-2018	475,000,000	4,888,613
Japan Government Ten Year Bond Series 291 (JPY)	1.30	3-20-2018	175,000,000	1,794,561
Japan Government Ten Year Bond Series 292 (JPY)	1.70	3-20-2018	400,000,000	4,161,336
Japan Government Ten Year Bond Series 293 (JPY)	1.80	6-20-2018	300,000,000	3,142,980
Japan Government Ten Year Bond Series 294 (JPY)	1.70	6-20-2018	300,000,000	3,131,104
Japan Government Ten Year Bond Series 296 (JPY)	1.50	9-20-2018	630,000,000	6,543,398
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12-20-2018	525,000,000	5,443,920
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12-20-2018	550,000,000	5,678,712
Japan Government Ten Year Bond Series 299 (JPY)	1.30	3-20-2019	500,000,000	5,173,762
Japan Government Ten Year Bond Series 301 (JPY)	1.50	6-20-2019	620,000,000	6,489,695
Japan Government Ten Year Bond Series 302 (JPY)	1.40	6-20-2019	350,000,000	3,646,288
Japan Government Ten Year Bond Series 303 (JPY)	1.40	9-20-2019	470,000,000	4,906,915
Japan Government Ten Year Bond Series 304 (JPY)	1.30	9-20-2019	500,000,000	5,194,268
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12-20-2019	725,000,000	7,545,320
Japan Government Ten Year Bond Series 306 (JPY)	1.40	3-20-2020	460,000,000	4,821,921
Japan Government Ten Year Bond Series 307 (JPY)	1.30	3-20-2020	350,000,000	3,649,073
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	12,092,159
Japan Government Ten Year Bond Series 309 (JPY)	1.10	6-20-2020	450,000,000	4,646,025
Japan Government Ten Year Bond Series 311 (JPY)	0.80	9-20-2020	202,000,000	2,049,977

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 312 (JPY)	1.20%	12-20-2020	1,200,000,000	$12,482,876
Japan Government Ten Year Bond Series 313 (JPY)	1.30	3-20-2021	517,000,000	5,416,413
Japan Government Ten Year Bond Series 315 (JPY)	1.20	6-20-2021	865,000,000	9,010,369
Japan Government Ten Year Bond Series 317 (JPY)	1.10	9-20-2021	200,000,000	2,069,807
Japan Government Ten Year Bond Series 318 (JPY)	1.00	9-20-2021	450,000,000	4,625,262
Japan Government Ten Year Bond Series 320 (JPY)	1.00	12-20-2021	725,000,000	7,449,752
Japan Government Ten Year Bond Series 321 (JPY)	1.00	3-20-2022	600,000,000	6,163,155
Japan Government Ten Year Bond Series 322 (JPY)	0.90	3-20-2022	400,000,000	4,078,648
Japan Government Ten Year Bond Series 324 (JPY)	0.80	6-20-2022	500,000,000	5,055,835
Japan Government Ten Year Bond Series 325 (JPY)	0.80	9-20-2022	850,000,000	8,586,812
Japan Government Ten Year Bond Series 326 (JPY)	0.70	12-20-2022	600,000,000	6,005,658
Japan Government Ten Year Bond Series 327 (JPY)	0.80	12-20-2022	550,000,000	5,550,375
Japan Government Ten Year Bond Series 328 (JPY)	0.60	3-20-2023	1,150,000,000	11,398,138
Japan Government Ten Year Bond Series 329 (JPY)	0.80	6-20-2023	800,000,000	8,054,255
Japan Government Ten Year Bond Series 332 (JPY)	0.60	12-20-2023	650,000,000	6,409,134
Japan Government Ten Year Bond Series 333 (JPY)	0.60	3-20-2024	1,000,000,000	9,841,945
Japan Government Thirty Year Bond Series 03 (JPY)	2.30	5-20-2030	100,000,000	1,153,584
Japan Government Thirty Year Bond Series 04 (JPY)	2.90	11-20-2030	40,000,000	495,697
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	6-20-2033	247,000,000	2,553,669
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	3-20-2034	125,000,000	1,429,413
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	6-20-2034	245,000,000	2,839,420
Japan Government Thirty Year Bond Series 16 (JPY)	2.50	9-20-2034	150,000,000	1,737,766
Japan Government Thirty Year Bond Series 17 (JPY)	2.40	12-20-2034	110,000,000	1,254,763
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	3-20-2035	890,500,000	9,996,239
Japan Government Thirty Year Bond Series 22 (JPY)	2.50	3-20-2036	425,000,000	4,910,846
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	6-20-2036	225,000,000	2,598,792
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12-20-2036	190,000,000	2,123,705
Japan Government Thirty Year Bond Series 26 (JPY)	2.40	3-20-2037	110,000,000	1,249,686
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	9-20-2037	140,000,000	1,617,246
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	3-20-2038	325,000,000	3,756,678
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	9-20-2038	130,000,000	1,478,362
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	3-20-2039	210,000,000	2,347,955
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	9-20-2039	255,000,000	2,800,980
Japan Government Thirty Year Bond Series 32 (JPY)	2.30	3-20-2040	590,000,000	6,604,801
Japan Government Thirty Year Bond Series 34 (JPY)	2.20	3-20-2041	445,000,000	4,892,792
Japan Government Thirty Year Bond Series 36 (JPY)	2.00	3-20-2042	360,000,000	3,802,763
Japan Government Thirty Year Bond Series 37 (JPY)	1.90	9-20-2042	250,000,000	2,584,420
Japan Government Thirty Year Bond Series 38 (JPY)	1.80	3-20-2043	200,000,000	2,021,234
Japan Government Thirty Year Bond Series 42 (JPY)	1.70	3-20-2044	200,000,000	1,970,821
Japan Government Twenty Year Bond Series 030 (JPY)	3.70	9-21-2015	100,000,000	1,028,449
Japan Government Twenty Year Bond Series 037 (JPY)	3.10	9-20-2017	250,000,000	2,696,439
Japan Government Twenty Year Bond Series 041 (JPY)	1.50	3-20-2019	395,000,000	4,124,308
Japan Government Twenty Year Bond Series 045 (JPY)	2.40	3-20-2020	430,000,000	4,750,474
Japan Government Twenty Year Bond Series 048 (JPY)	2.50	12-21-2020	100,000,000	1,123,002
Japan Government Twenty Year Bond Series 050 (JPY)	1.90	3-22-2021	629,000,000	6,839,232
Japan Government Twenty Year Bond Series 052 (JPY)	2.10	9-21-2021	408,000,000	4,510,897
Japan Government Twenty Year Bond Series 055 (JPY)	2.00	3-21-2022	300,000,000	3,307,571
Japan Government Twenty Year Bond Series 058 (JPY)	1.90	9-20-2022	560,000,000	6,149,356
Japan Government Twenty Year Bond Series 059 (JPY)	1.70	12-20-2022	100,000,000	1,083,101
Japan Government Twenty Year Bond Series 060 (JPY)	1.40	12-20-2022	100,000,000	1,058,454
Japan Government Twenty Year Bond Series 062 (JPY)	0.80	6-20-2023	257,000,000	2,587,430
Japan Government Twenty Year Bond Series 064 (JPY)	1.90	9-20-2023	428,500,000	4,728,081
Japan Government Twenty Year Bond Series 065 (JPY)	1.90	12-20-2023	250,000,000	2,761,346
Japan Government Twenty Year Bond Series 067 (JPY)	1.90	3-20-2024	178,000,000	1,968,021
Japan Government Twenty Year Bond Series 070 (JPY)	2.40	6-20-2024	493,000,000	5,690,808
Japan Government Twenty Year Bond Series 073 (JPY)	2.00	12-20-2024	298,500,000	3,337,101
Japan Government Twenty Year Bond Series 076 (JPY)	1.90	3-20-2025	300,000,000	3,325,653
Japan Government Twenty Year Bond Series 082 (JPY)	2.10	9-20-2025	255,000,000	2,883,354
Japan Government Twenty Year Bond Series 086 (JPY)	2.30	3-20-2026	380,000,000	4,386,525
Japan Government Twenty Year Bond Series 088 (JPY)	2.30	6-20-2026	375,000,000	4,332,237
Japan Government Twenty Year Bond Series 090 (JPY)	2.20	9-20-2026	250,000,000	2,861,385
Japan Government Twenty Year Bond Series 092 (JPY)	2.10	12-20-2026	230,000,000	2,606,603
Japan Government Twenty Year Bond Series 093 (JPY)	2.00	3-20-2027	420,000,000	4,710,750
Japan Government Twenty Year Bond Series 095 (JPY)	2.30	6-20-2027	165,000,000	1,910,230
Japan Government Twenty Year Bond Series 097 (JPY)	2.20	9-20-2027	200,000,000	2,291,491

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Japan Government Twenty Year Bond Series 099 (JPY)	2.10%	12-20-2027	200,000,000	$2,266,519
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	3-20-2028	250,000,000	2,864,352
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	6-20-2028	210,000,000	2,459,698
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	9-20-2028	200,000,000	2,263,855
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12-20-2028	322,000,000	3,556,794
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	3-20-2029	680,000,000	7,686,271
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	6-20-2029	173,000,000	1,953,721
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	9-20-2029	350,000,000	3,948,787
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12-20-2029	160,000,000	1,825,718
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	3-20-2030	100,000,000	1,140,033
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	3-20-2030	200,000,000	2,251,631
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	6-20-2030	70,000,000	776,984
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	6-20-2030	326,500,000	3,436,063
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	9-20-2030	135,000,000	1,476,419
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12-20-2030	240,000,000	2,690,714
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	3-20-2031	100,000,000	1,134,356
Japan Government Twenty Year Bond Series 126 (JPY)	2.00	3-20-2031	160,000,000	1,767,194
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	3-20-2031	155,000,000	1,688,850
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	6-20-2031	615,000,000	6,687,044
Japan Government Twenty Year Bond Series 130 (JPY)	1.80	9-20-2031	125,000,000	1,337,075
Japan Government Twenty Year Bond Series 133 (JPY)	1.80	12-20-2031	390,000,000	4,161,426
Japan Government Twenty Year Bond Series 134 (JPY)	1.80	3-20-2032	100,000,000	1,064,359
Japan Government Twenty Year Bond Series 139 (JPY)	1.60	6-20-2032	300,000,000	3,090,139
Japan Government Twenty Year Bond Series 140 (JPY)	1.70	9-20-2032	500,000,000	5,214,474
Japan Government Twenty Year Bond Series 141 (JPY)	1.70	12-20-2032	300,000,000	3,119,829
Japan Government Twenty Year Bond Series 142 (JPY)	1.80	12-20-2032	300,000,000	3,168,068
Japan Government Twenty Year Bond Series 143 (JPY)	1.60	3-20-2033	250,000,000	2,551,714
Japan Government Twenty Year Bond Series 146 (JPY)	1.70	9-20-2033	300,000,000	3,093,342
Japan Government Twenty Year Bond Series 148 (JPY)	1.50	3-20-2034	400,000,000	3,967,132
Japan Government Two Year Bond Series 332 (JPY)	0.10	9-15-2015	250,000,000	2,456,395
Japan Government Two Year Bond Series 339 (JPY)	0.10	4-15-2016	200,000,000	1,965,120
Japan Government Two Year Bond Series 340 (JPY)	0.10	5-15-2016	800,000,000	7,860,747
Netherlands Government Bond (EUR) ¤144A	0.00	4-15-2016	1,350,000	1,835,707
Netherlands Government Bond (EUR) 144A	1.25	1-15-2018	1,000,000	1,407,302
Netherlands Government Bond (EUR) 144A	1.25	1-15-2019	1,750,000	2,461,450
Netherlands Government Bond (EUR) 144A	1.75	7-15-2023	1,250,000	1,744,414
Netherlands Government Bond (EUR)	2.00	7-15-2024	1,000,000	1,409,167
Netherlands Government Bond (EUR) 144A	2.25	7-15-2022	1,700,000	2,488,888
Netherlands Government Bond (EUR) 144A	2.50	1-15-2017	1,650,000	2,384,401
Netherlands Government Bond (EUR) 144A	2.50	1-15-2033	1,150,000	1,634,670
Netherlands Government Bond (EUR)	2.75	1-15-2047	350,000	515,922
Netherlands Government Bond (EUR) 144A	3.25	7-15-2015	1,375,000	1,939,858
Netherlands Government Bond (EUR) 144A	3.25	7-15-2021	1,500,000	2,348,142
Netherlands Government Bond (EUR) 144A	3.50	7-15-2020	1,400,000	2,208,191
Netherlands Government Bond (EUR) 144A	3.75	1-15-2023	1,100,000	1,790,688
Netherlands Government Bond (EUR) 144A	3.75	1-15-2042	1,400,000	2,466,086
Netherlands Government Bond (EUR) 144A	4.00	7-15-2016	1,450,000	2,136,851
Netherlands Government Bond (EUR) 144A	4.00	7-15-2018	1,750,000	2,733,225
Netherlands Government Bond (EUR) 144A	4.00	7-15-2019	1,450,000	2,310,880
Netherlands Government Bond (EUR) 144A	4.00	1-15-2037	1,053,000	1,869,432
Netherlands Government Bond (EUR) 144A	4.50	7-15-2017	1,600,000	2,467,432
Netherlands Government Bond (EUR) 144A	5.50	1-15-2028	1,310,000	2,543,389
Netherlands Government Bond (EUR)	7.50	1-15-2023	335,000	686,252
Spain Government Bond (EUR)	3.15	1-31-2016	2,000,000	2,837,271
Spain Government Bond (EUR)	3.25	4-30-2016	2,300,000	3,283,856
Spain Government Bond (EUR)	3.80	1-31-2017	2,400,000	3,515,694
Spain Government Bond (EUR)	4.00	7-30-2015	1,900,000	2,691,253
Spain Government Bond (EUR)	4.00	4-30-2020	2,025,000	3,095,881
Spain Government Bond (EUR)	4.20	1-31-2037	1,900,000	2,743,768
Spain Government Bond (EUR)	4.25	10-31-2016	2,600,000	3,826,626
Spain Government Bond (EUR)	4.30	10-31-2019	2,050,000	3,171,961
Spain Government Bond (EUR)	4.60	7-30-2019	1,700,000	2,660,323
Spain Government Bond (EUR)	4.65	7-30-2025	1,400,000	2,194,767
Spain Government Bond (EUR)	4.70	7-30-2041	1,100,000	1,689,072
Spain Government Bond (EUR)	4.80	1-31-2024	1,400,000	2,225,481

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Foreign Government Bonds @ (continued)
Spain Government Bond (EUR)	4.85%	10-31-2020	1,700,000	$2,716,264
Spain Government Bond (EUR)	4.90	7-30-2040	1,250,000	1,983,220
Spain Government Bond (EUR)	5.50	7-30-2017	2,100,000	3,250,013
Spain Government Bond (EUR)	5.50	4-30-2021	2,200,000	3,639,052
Spain Government Bond (EUR)	5.75	7-30-2032	1,450,000	2,535,541
Spain Government Bond (EUR)	5.85	1-31-2022	1,750,000	2,956,867
Spain Government Bond (EUR)	5.90	7-30-2026	2,150,000	3,721,495
Spain Government Bond (EUR)	6.00	1-31-2029	1,250,000	2,196,277
Sweden Government Bond Series 1047 (SEK)	5.00	12-1-2020	5,590,000	1,021,436
Sweden Government Bond Series 1049 (SEK)	4.50	8-12-2015	6,050,000	947,259
Sweden Government Bond Series 1050 (SEK)	3.00	7-12-2016	4,800,000	753,918
Sweden Government Bond Series 1051 (SEK)	3.75	8-12-2017	6,000,000	981,222
Sweden Government Bond Series 1052 (SEK)	4.25	3-12-2019	6,000,000	1,028,790
Sweden Government Bond Series 1053 (SEK)	3.50	3-30-2039	4,250,000	744,811
Sweden Government Bond Series 1054 (SEK)	3.50	6-1-2022	6,200,000	1,056,644
Sweden Government Bond Series 1056 (SEK)	2.25	6-1-2032	1,000,000	147,116
Sweden Government Bond Series 1057 (SEK)	1.50	11-13-2023	8,000,000	1,163,993
Sweden Government Bond Series 1058 (SEK)	2.50	5-12-2025	2,750,000	433,232
United Kingdom Gilt (GBP)	1.00	9-7-2017	5,250,000	8,718,027
United Kingdom Gilt (GBP)	1.25	7-22-2018	2,900,000	4,790,939
United Kingdom Gilt (GBP)	1.75	1-22-2017	2,300,000	3,926,502
United Kingdom Gilt (GBP)	1.75	7-22-2019	1,000,000	1,666,628
United Kingdom Gilt (GBP)	1.75	9-7-2022	4,000,000	6,365,934
United Kingdom Gilt (GBP)	2.00	1-22-2016	2,950,000	5,052,385
United Kingdom Gilt (GBP)	2.25	9-7-2023	500,000	816,585
United Kingdom Gilt (GBP)	2.75	9-7-2024	2,000,000	3,369,964
United Kingdom Gilt (GBP)	3.25	1-22-2044	1,950,000	3,179,303
United Kingdom Gilt (GBP)	3.50	7-22-2068	800,000	1,395,362
United Kingdom Gilt (GBP)	3.75	9-7-2019	2,950,000	5,415,777
United Kingdom Gilt (GBP)	3.75	9-7-2020	2,250,000	4,146,706
United Kingdom Gilt (GBP)	3.75	9-7-2021	3,400,000	6,283,231
United Kingdom Gilt (GBP)	3.75	7-22-2052	2,300,000	4,183,146
United Kingdom Gilt (GBP)	4.00	9-7-2016	3,400,000	6,103,368
United Kingdom Gilt (GBP)	4.00	3-7-2022	3,100,000	5,828,699
United Kingdom Gilt (GBP)	4.00	1-22-2060	2,800,000	5,433,977
United Kingdom Gilt (GBP)	4.25	12-7-2027	2,950,000	5,681,262
United Kingdom Gilt (GBP)	4.25	6-7-2032	3,250,000	6,260,380
United Kingdom Gilt (GBP)	4.25	3-7-2036	2,050,000	3,947,474
United Kingdom Gilt (GBP)	4.25	9-7-2039	1,350,000	2,611,219
United Kingdom Gilt (GBP)	4.25	12-7-2040	2,300,000	4,457,918
United Kingdom Gilt (GBP)	4.25	12-7-2046	1,850,000	3,646,893
United Kingdom Gilt (GBP)	4.25	12-7-2049	1,400,000	2,789,895
United Kingdom Gilt (GBP)	4.25	12-7-2055	2,025,000	4,092,789
United Kingdom Gilt (GBP)	4.50	3-7-2019	3,400,000	6,419,723
United Kingdom Gilt (GBP)	4.50	9-7-2034	3,400,000	6,755,935
United Kingdom Gilt (GBP)	4.50	12-7-2042	2,575,000	5,230,169
United Kingdom Gilt (GBP)	4.75	9-7-2015	2,575,000	4,547,172
United Kingdom Gilt (GBP)	4.75	3-7-2020	2,975,000	5,746,663
United Kingdom Gilt (GBP)	4.75	12-7-2030	2,900,000	5,904,287
United Kingdom Gilt (GBP)	4.75	12-7-2038	2,550,000	5,303,645
United Kingdom Gilt (GBP)	5.00	3-7-2018	3,200,000	6,064,138
United Kingdom Gilt (GBP)	5.00	3-7-2025	3,300,000	6,729,348
United Kingdom Gilt (GBP)	6.00	12-7-2028	1,150,000	2,620,842
United Kingdom Gilt (GBP)	8.00	12-7-2015	1,150,000	2,146,703
United Kingdom Gilt (GBP)	8.00	6-7-2021	2,100,000	4,858,574
United Kingdom Gilt (GBP)	8.75	8-25-2017	800,000	1,657,854
Total Foreign Government Bonds (Cost $1,503,982,503)				1,511,741,650

U.S. Treasury Securities : 22.81%
U.S. Treasury Bond	2.75	8-15-2042	$7,000,000	6,273,750
U.S. Treasury Bond	2.75	11-15-2042	8,250,000	7,381,176
U.S. Treasury Bond	2.88	5-15-2043	9,350,000	8,564,020
U.S. Treasury Bond	3.00	5-15-2042	5,500,000	5,200,080
U.S. Treasury Bond	3.13	11-15-2041	6,000,000	5,828,436

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	2-15-2042	$2,250,000	$2,182,500
U.S. Treasury Bond	3.13	2-15-2043	6,250,000	6,032,225
U.S. Treasury Bond	3.38	5-15-2044	6,000,000	6,056,977
U.S. Treasury Bond	3.50	2-15-2039	4,500,000	4,710,236
U.S. Treasury Bond	3.63	8-15-2043	6,500,000	6,883,903
U.S. Treasury Bond	3.63	2-15-2044	6,000,000	6,350,628
U.S. Treasury Bond	3.75	8-15-2041	6,000,000	6,536,250
U.S. Treasury Bond	3.75	11-15-2043	2,000,000	2,165,000
U.S. Treasury Bond	3.88	8-15-2040	7,000,000	7,789,684
U.S. Treasury Bond	4.25	5-15-2039	2,000,000	2,356,562
U.S. Treasury Bond	4.25	11-15-2040	9,500,000	11,220,393
U.S. Treasury Bond	4.38	2-15-2038	1,750,000	2,096,446
U.S. Treasury Bond	4.38	11-15-2039	7,800,000	9,373,408
U.S. Treasury Bond	4.38	5-15-2040	6,250,000	7,518,556
U.S. Treasury Bond	4.50	2-15-2036	2,300,000	2,802,046
U.S. Treasury Bond	4.50	5-15-2038	600,000	732,187
U.S. Treasury Bond	4.50	8-15-2039	5,600,000	6,849,500
U.S. Treasury Bond	4.63	2-15-2040	6,500,000	8,109,764
U.S. Treasury Bond	4.75	2-15-2037	1,550,000	1,954,938
U.S. Treasury Bond	4.75	2-15-2041	5,200,000	6,626,750
U.S. Treasury Bond	5.00	5-15-2037	300,000	390,750
U.S. Treasury Bond	5.38	2-15-2031	1,500,000	1,977,422
U.S. Treasury Bond	5.50	8-15-2028	1,000,000	1,314,688
U.S. Treasury Bond	6.00	2-15-2026	1,150,000	1,545,852
U.S. Treasury Bond	6.13	11-15-2027	2,400,000	3,315,749
U.S. Treasury Bond	6.25	8-15-2023	3,500,000	4,640,783
U.S. Treasury Bond	6.25	5-15-2030	1,000,000	1,426,719
U.S. Treasury Bond	6.38	8-15-2027	400,000	562,688
U.S. Treasury Bond	6.50	11-15-2026	1,500,000	2,114,063
U.S. Treasury Bond	6.63	2-15-2027	950,000	1,355,383
U.S. Treasury Bond	6.75	8-15-2026	1,500,000	2,147,343
U.S. Treasury Bond	6.88	8-15-2025	1,500,000	2,137,032
U.S. Treasury Bond	7.50	11-15-2024	2,000,000	2,935,000
U.S. Treasury Note	0.25	7-15-2015	15,000,000	15,019,335
U.S. Treasury Note	0.25	7-31-2015	7,500,000	7,509,668
U.S. Treasury Note	0.25	8-15-2015	9,500,000	9,512,246
U.S. Treasury Note	0.25	9-15-2015	6,000,000	6,006,564
U.S. Treasury Note	0.25	9-30-2015	3,000,000	3,003,282
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,012,885
U.S. Treasury Note	0.25	10-31-2015	10,250,000	10,258,805
U.S. Treasury Note	0.25	11-30-2015	34,000,000	34,017,272
U.S. Treasury Note	0.25	12-15-2015	2,500,000	2,500,880
U.S. Treasury Note	0.25	2-29-2016	15,000,000	14,991,795
U.S. Treasury Note	0.25	4-15-2016	4,000,000	3,993,908
U.S. Treasury Note	0.25	5-15-2016	7,000,000	6,985,510
U.S. Treasury Note	0.38	6-15-2015	5,000,000	5,013,085
U.S. Treasury Note	0.38	6-30-2015	5,000,000	5,013,670
U.S. Treasury Note	0.38	8-31-2015	5,000,000	5,014,060
U.S. Treasury Note	0.38	11-15-2015	6,500,000	6,515,743
U.S. Treasury Note	0.38	1-15-2016	4,000,000	4,007,968
U.S. Treasury Note	0.38	2-15-2016	6,000,000	6,009,846
U.S. Treasury Note	0.38	3-15-2016	6,000,000	6,007,734
U.S. Treasury Note	0.38	3-31-2016	2,000,000	2,002,266
U.S. Treasury Note	0.38	5-31-2016	13,000,000	13,001,059
U.S. Treasury Note	0.50	6-15-2016	10,000,000	10,021,880
U.S. Treasury Note	0.50	7-31-2017	5,000,000	4,940,625
U.S. Treasury Note	0.63	8-31-2017	5,000,000	4,952,735
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,739,384
U.S. Treasury Note	0.63	11-30-2017	7,600,000	7,495,500
U.S. Treasury Note	0.63	4-30-2018	4,000,000	3,915,000
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,957,820
U.S. Treasury Note	0.75	12-31-2017	4,000,000	3,956,248
U.S. Treasury Note	0.75	2-28-2018	5,000,000	4,930,860
U.S. Treasury Note	0.75	3-31-2018	3,500,000	3,446,132

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.88%	9-15-2016	$4,000,000	$4,034,064
U.S. Treasury Note	0.88	12-31-2016	5,000,000	5,032,420
U.S. Treasury Note	0.88	1-31-2017	10,000,000	10,056,250
U.S. Treasury Note	0.88	4-30-2017	7,000,000	7,021,329
U.S. Treasury Note	0.88	1-31-2018	5,000,000	4,960,940
U.S. Treasury Note	0.88	7-31-2019	2,500,000	2,409,375
U.S. Treasury Note	1.00	8-31-2016	10,000,000	10,118,750
U.S. Treasury Note	1.00	9-30-2016	10,000,000	10,113,280
U.S. Treasury Note	1.00	10-31-2016	5,000,000	5,054,295
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,090,000
U.S. Treasury Note	1.00	5-31-2018	7,000,000	6,940,388
U.S. Treasury Note	1.00	6-30-2019	5,000,000	4,858,595
U.S. Treasury Note	1.00	9-30-2019	10,000,000	9,666,410
U.S. Treasury Note	1.00	11-30-2019	10,000,000	9,633,590
U.S. Treasury Note	1.13	12-31-2019	5,000,000	4,840,625
U.S. Treasury Note	1.25	8-31-2015	10,500,000	10,643,966
U.S. Treasury Note	1.25	9-30-2015	7,000,000	7,100,079
U.S. Treasury Note	1.25	10-31-2015	5,000,000	5,074,220
U.S. Treasury Note	1.25	10-31-2018	10,000,000	9,950,000
U.S. Treasury Note	1.25	11-30-2018	10,000,000	9,937,500
U.S. Treasury Note	1.25	1-31-2019	2,500,000	2,477,930
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,851,872
U.S. Treasury Note	1.25	2-29-2020	10,000,000	9,717,970
U.S. Treasury Note	1.38	11-30-2015	7,500,000	7,629,203
U.S. Treasury Note	1.38	6-30-2018	10,000,000	10,050,000
U.S. Treasury Note	1.38	7-31-2018	5,000,000	5,020,310
U.S. Treasury Note	1.38	9-30-2018	11,000,000	11,017,182
U.S. Treasury Note	1.38	12-31-2018	10,000,000	9,983,590
U.S. Treasury Note	1.38	2-28-2019	5,000,000	4,976,560
U.S. Treasury Note	1.38	1-31-2020	3,000,000	2,939,766
U.S. Treasury Note	1.38	5-31-2020	10,000,000	9,743,750
U.S. Treasury Note	1.50	6-30-2016	5,000,000	5,112,500
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,341,010
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,097,500
U.S. Treasury Note	1.50	1-31-2019	7,000,000	7,016,954
U.S. Treasury Note	1.50	5-31-2019	25,000,000	24,955,162
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,125,000
U.S. Treasury Note	1.63	8-15-2022	6,100,000	5,806,438
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,840,825
U.S. Treasury Note	1.75	7-31-2015	4,750,000	4,838,692
U.S. Treasury Note	1.75	5-31-2016	10,000,000	10,272,660
U.S. Treasury Note	1.75	5-15-2022	7,500,000	7,238,085
U.S. Treasury Note	1.75	5-15-2023	12,500,000	11,865,238
U.S. Treasury Note	1.88	6-30-2015	8,250,000	8,405,653
U.S. Treasury Note	1.88	8-31-2017	6,500,000	6,699,063
U.S. Treasury Note	1.88	9-30-2017	6,000,000	6,180,936
U.S. Treasury Note	2.00	1-31-2016	9,000,000	9,259,101
U.S. Treasury Note	2.00	4-30-2016	8,500,000	8,767,946
U.S. Treasury Note	2.00	11-30-2020	10,000,000	10,027,340
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,848,752
U.S. Treasury Note	2.00	2-15-2023	11,000,000	10,705,233
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,710,616
U.S. Treasury Note	2.13	2-29-2016	4,000,000	4,128,436
U.S. Treasury Note	2.13	8-31-2020	4,500,000	4,561,875
U.S. Treasury Note	2.13	8-15-2021	10,000,000	10,025,000
U.S. Treasury Note	2.25	3-31-2016	5,000,000	5,176,560
U.S. Treasury Note	2.25	11-30-2017	7,500,000	7,816,995
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,353,425
U.S. Treasury Note	2.38	7-31-2017	3,500,000	3,663,244
U.S. Treasury Note	2.38	5-31-2018	5,000,000	5,228,515
U.S. Treasury Note	2.38	6-30-2018	8,000,000	8,365,624
U.S. Treasury Note	2.50	6-30-2017	4,500,000	4,726,404
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,375,799
U.S. Treasury Note	2.50	5-15-2024	10,000,000	10,023,868
U.S. Treasury Note	2.63	2-29-2016	2,500,000	2,602,443

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.63%	4-30-2016	$2,500,000	$2,608,888
U.S. Treasury Note	2.63	1-31-2018	4,000,000	4,222,500
U.S. Treasury Note	2.63	4-30-2018	5,500,000	5,804,216
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,528,744
U.S. Treasury Note	2.63	11-15-2020	10,000,000	10,425,780
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,290,000
U.S. Treasury Note	2.75	5-31-2017	4,000,000	4,230,000
U.S. Treasury Note	2.75	12-31-2017	6,000,000	6,359,532
U.S. Treasury Note	2.75	2-28-2018	4,000,000	4,242,500
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,947,135
U.S. Treasury Note	2.75	11-15-2023	15,500,000	15,937,147
U.S. Treasury Note	2.75	2-15-2024	25,000,000	25,650,400
U.S. Treasury Note	2.88	3-31-2018	5,000,000	5,325,000
U.S. Treasury Note	3.00	8-31-2016	3,500,000	3,697,967
U.S. Treasury Note	3.00	9-30-2016	5,000,000	5,289,060
U.S. Treasury Note	3.00	2-28-2017	3,000,000	3,187,734
U.S. Treasury Note	3.13	10-31-2016	6,000,000	6,371,250
U.S. Treasury Note	3.13	1-31-2017	5,000,000	5,326,560
U.S. Treasury Note	3.13	4-30-2017	3,000,000	3,203,436
U.S. Treasury Note	3.13	5-15-2019	8,000,000	8,610,624
U.S. Treasury Note	3.13	5-15-2021	4,000,000	4,287,188
U.S. Treasury Note	3.25	5-31-2016	4,000,000	4,229,064
U.S. Treasury Note	3.25	6-30-2016	5,000,000	5,294,140
U.S. Treasury Note	3.25	7-31-2016	5,000,000	5,303,125
U.S. Treasury Note	3.25	12-31-2016	4,500,000	4,803,048
U.S. Treasury Note	3.25	3-31-2017	5,000,000	5,353,125
U.S. Treasury Note	3.38	11-15-2019	8,000,000	8,723,128
U.S. Treasury Note	3.50	2-15-2018	5,000,000	5,435,940
U.S. Treasury Note	3.50	5-15-2020	10,000,000	10,969,530
U.S. Treasury Note	3.63	8-15-2019	9,500,000	10,471,527
U.S. Treasury Note	3.63	2-15-2020	13,000,000	14,352,806
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,100,000
U.S. Treasury Note	3.75	11-15-2018	7,000,000	7,730,079
U.S. Treasury Note	3.88	5-15-2018	3,000,000	3,313,125
U.S. Treasury Note	4.00	8-15-2018	2,525,000	2,809,653
U.S. Treasury Note	4.25	8-15-2015	5,500,000	5,771,134
U.S. Treasury Note	4.25	11-15-2017	4,000,000	4,442,188
U.S. Treasury Note	4.50	11-15-2015	3,000,000	3,187,032
U.S. Treasury Note	4.50	2-15-2016	6,000,000	6,431,718
U.S. Treasury Note	4.50	5-15-2017	2,000,000	2,216,876
U.S. Treasury Note	4.63	11-15-2016	3,000,000	3,297,186
U.S. Treasury Note	4.63	2-15-2017	5,000,000	5,531,250
U.S. Treasury Note	4.75	8-15-2017	3,000,000	3,366,798
U.S. Treasury Note	4.88	8-15-2016	2,500,000	2,742,383
U.S. Treasury Note	5.13	5-15-2016	2,000,000	2,185,156
U.S. Treasury Note	7.13	2-15-2023	3,000,000	4,153,125
U.S. Treasury Note	7.25	5-15-2016	2,500,000	2,834,180
U.S. Treasury Note	7.25	8-15-2022	1,000,000	1,382,109
U.S. Treasury Note	7.50	11-15-2016	2,000,000	2,338,282
U.S. Treasury Note	7.88	2-15-2021	500,000	687,735
U.S. Treasury Note	8.00	11-15-2021	4,100,000	5,778,438
U.S. Treasury Note	8.13	8-15-2019	1,350,000	1,793,391
U.S. Treasury Note	8.50	2-15-2020	1,700,000	2,330,195
U.S. Treasury Note	8.75	5-15-2017	2,500,000	3,082,813
U.S. Treasury Note	8.75	8-15-2020	400,000	562,750
U.S. Treasury Note	8.88	8-15-2017	1,275,000	1,597,236
U.S. Treasury Note	8.88	2-15-2019	1,200,000	1,609,500
U.S. Treasury Note	9.13	5-15-2018	2,900,000	3,795,601
Total U.S. Treasury Securities (Cost $1,340,500,311)				1,369,870,780

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 3.56%
Consumer Discretionary : 0.03%
Media : 0.03%
Grupo Televisa SA	6.00%	5-15-2018	$250,000	$285,533
Grupo Televisa SA	6.63	1-15-2040	500,000	610,444
WPP Finance 2010	3.63	9-7-2022	350,000	352,520
WPP Finance 2010	5.63	11-15-2043	200,000	220,999
				1,469,496

Consumer Staples : 0.08%
Beverages : 0.08%
Coca-Cola Femsa SAB de CV	2.38	11-26-2018	500,000	507,372
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	308,927
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	221,100
Coca-Cola Femsa SAB de CV	5.25	11-26-2043	300,000	337,373
Diageo Capital plc	0.63	4-29-2016	400,000	400,081
Diageo Capital plc	1.13	4-29-2018	500,000	491,389
Diageo Capital plc	2.63	4-29-2023	300,000	287,636
Diageo Capital plc	3.88	4-29-2043	230,000	215,932
Diageo Capital plc	5.75	10-23-2017	1,050,000	1,204,815
Diageo Capital plc	5.88	9-30-2036	175,000	215,033
Diageo Finance BV	5.30	10-28-2015	300,000	320,395
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	188,663
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	139,768
				4,838,484

Energy : 0.66%
Energy Equipment & Services : 0.04%
Ensco plc	3.25	3-15-2016	1,250,000	1,303,024
Ensco plc	4.70	3-15-2021	500,000	545,903
Transocean Incorporated	3.80	10-15-2022	300,000	293,188
				2,142,115

Oil, Gas & Consumable Fuels : 0.62%
Alberta Energy Company Limited	7.38	11-1-2031	350,000	456,785
Alberta Energy Company Limited	8.13	9-15-2030	150,000	204,144
BP Capital Markets plc	0.70	11-6-2015	350,000	351,317
BP Capital Markets plc	1.38	11-6-2017	400,000	401,458
BP Capital Markets plc	1.38	5-10-2018	350,000	347,156
BP Capital Markets plc	1.85	5-5-2017	500,000	510,748
BP Capital Markets plc	2.24	5-10-2019	400,000	404,263
BP Capital Markets plc	2.50	11-6-2022	500,000	477,074
BP Capital Markets plc	2.75	5-10-2023	600,000	576,297
BP Capital Markets plc	3.13	10-1-2015	800,000	828,623
BP Capital Markets plc	3.20	3-11-2016	1,000,000	1,047,787
BP Capital Markets plc	3.25	5-6-2022	750,000	758,987
BP Capital Markets plc	3.81	2-10-2024	500,000	517,223
BP Capital Markets plc	4.50	10-1-2020	500,000	555,714
BP Capital Markets plc	4.74	3-11-2021	1,000,000	1,122,682
BP Capital Markets plc	4.75	3-10-2019	450,000	506,445
Canadian Natural Resources Limited	5.70	5-15-2017	1,150,000	1,296,343
Canadian Natural Resources Limited	5.85	2-1-2035	565,000	661,479
Canadian Natural Resources Limited	6.25	3-15-2038	500,000	624,026
Cenovus Energy Incorporated	3.00	8-15-2022	250,000	245,470
Cenovus Energy Incorporated	3.80	9-15-2023	250,000	258,711
Cenovus Energy Incorporated	4.45	9-15-2042	250,000	248,626
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	231,728
Cenovus Energy Incorporated	6.75	11-15-2039	500,000	650,833

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Enbridge Incorporated	5.60%	4-1-2017	$100,000	$111,811
Encana Corporation	5.15	11-15-2041	500,000	539,004
Encana Corporation	5.90	12-1-2017	300,000	343,025
Encana Corporation	6.50	5-15-2019	400,000	475,679
Encana Corporation	6.50	8-15-2034	250,000	307,731
Encana Corporation	6.50	2-1-2038	350,000	438,531
Husky Energy Incorporated	4.00	4-15-2024	500,000	521,803
Husky Energy Incorporated	6.80	9-15-2037	100,000	132,892
Husky Energy Incorporated	7.25	12-15-2019	565,000	702,191
Noble Holdings International Limited Corporation	3.05	3-1-2016	150,000	154,993
Noble Holdings International Limited Corporation	3.95	3-15-2022	150,000	152,679
Noble Holdings International Limited Corporation	4.63	3-1-2021	200,000	215,225
Noble Holdings International Limited Corporation	4.90	8-1-2020	250,000	274,912
Noble Holdings International Limited Corporation	5.25	3-15-2042	200,000	205,798
Noble Holdings International Limited Corporation	6.05	3-1-2041	200,000	226,779
Petro-Canada	5.95	5-15-2035	700,000	837,361
Petro-Canada	6.80	5-15-2038	400,000	532,279
Shell International Finance BV	2.00	11-15-2018	500,000	510,912
Suncor Energy Incorporated	5.95	12-1-2034	75,000	90,088
Suncor Energy Incorporated	6.10	6-1-2018	900,000	1,048,079
Suncor Energy Incorporated	6.50	6-15-2038	400,000	514,373
Suncor Energy Incorporated	6.85	6-1-2039	250,000	336,508
Talisman Energy Incorporated	3.75	2-1-2021	150,000	154,243
Talisman Energy Incorporated	6.25	2-1-2038	400,000	461,304
Talisman Energy Incorporated	7.75	6-1-2019	415,000	514,690
Total Capital Canada Limited	2.75	7-15-2023	350,000	338,620
Total Capital International SA	1.00	1-10-2017	200,000	200,792
Total Capital International SA	1.55	6-28-2017	500,000	507,134
Total Capital International SA	2.13	1-10-2019	500,000	510,502
Total Capital International SA	2.70	1-25-2023	350,000	340,405
Total Capital International SA	3.75	4-10-2024	500,000	521,155
Total Capital SA	2.30	3-15-2016	500,000	516,256
Total Capital SA	3.00	6-24-2015	500,000	513,787
Total Capital SA	3.13	10-2-2015	1,000,000	1,035,854
Total Capital SA	4.13	1-28-2021	100,000	109,363
Total Capital SA	4.25	12-15-2021	250,000	276,366
Total Capital SA	4.45	6-24-2020	500,000	559,273
TransCanada PipeLines Limited	0.75	1-15-2016	300,000	301,232
TransCanada PipeLines Limited	2.50	8-1-2022	500,000	480,498
TransCanada PipeLines Limited	3.40	6-1-2015	500,000	514,457
TransCanada PipeLines Limited	3.75	10-16-2023	250,000	258,317
TransCanada PipeLines Limited	3.80	10-1-2020	300,000	322,153
TransCanada PipeLines Limited	5.00	10-16-2043	500,000	547,054
TransCanada PipeLines Limited	6.10	6-1-2040	300,000	373,430
TransCanada PipeLines Limited	7.13	1-15-2019	1,500,000	1,835,768
Transocean Incorporated	4.95	11-15-2015	500,000	528,943
Transocean Incorporated	5.05	12-15-2016	500,000	544,901
Transocean Incorporated	6.38	12-15-2021	500,000	572,940
Weatherford International Limited	4.50	4-15-2022	300,000	318,803
Weatherford International Limited	5.13	9-15-2020	200,000	223,441
Weatherford International Limited	5.95	4-15-2042	250,000	279,790
Weatherford International Limited	6.75	9-15-2040	300,000	365,491
Weatherford International Limited	9.63	3-1-2019	1,000,000	1,321,980
				37,305,514

Financials : 1.58%
Banks : 0.95%
Australia & New Zealand Banking Group Limited	0.90	2-12-2016	500,000	503,327
Bank of Montreal	1.40	9-11-2017	1,000,000	1,001,406
Bank of Montreal	2.50	1-11-2017	500,000	519,407
Bank of Montreal	2.55	11-6-2022	1,000,000	968,661
Bank of Nova Scotia	0.75	10-9-2015	500,000	502,119
Bank of Nova Scotia	1.10	12-13-2016	500,000	502,064

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of Nova Scotia	1.38%	12-18-2017	$500,000	$499,471
Bank of Nova Scotia	1.45	4-25-2018	500,000	496,826
Bank of Nova Scotia	2.05	10-7-2015	500,000	511,270
Bank of Nova Scotia	2.05	10-30-2018	100,000	100,804
Bank of Nova Scotia	2.55	1-12-2017	750,000	780,300
Bank of Nova Scotia	2.90	3-29-2016	500,000	520,830
Bank of Nova Scotia	4.38	1-13-2021	500,000	556,988
Barclays Bank plc	2.50	2-20-2019	500,000	508,494
Barclays Bank plc	3.75	5-15-2024	1,000,000	1,010,495
Barclays Bank plc	5.00	9-22-2016	900,000	982,197
Barclays Bank plc	5.13	1-8-2020	1,000,000	1,132,388
Barclays Bank plc	5.14	10-14-2020	800,000	874,738
BBVA US Senior SA	4.66	10-9-2015	1,249,000	1,310,518
BNP Paribas	1.25	12-12-2016	294,000	294,990
BNP Paribas	1.38	3-17-2017	500,000	500,942
BNP Paribas	2.40	12-12-2018	600,000	606,459
BNP Paribas	2.45	3-17-2019	500,000	504,985
BNP Paribas	2.70	8-20-2018	1,000,000	1,024,497
BNP Paribas	3.25	3-3-2023	500,000	490,885
BNP Paribas	3.60	2-23-2016	1,000,000	1,048,165
BNP Paribas	5.00	1-15-2021	1,150,000	1,280,212
BPCE SA	1.63	2-10-2017	500,000	505,225
Canadian Imperial Bank	0.90	10-1-2015	500,000	503,380
Canadian Imperial Bank	1.35	7-18-2016	200,000	202,800
Canadian Imperial Bank	1.55	1-23-2018	300,000	301,707
Canadian Imperial Bank	2.35	12-11-2015	500,000	514,800
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	1-11-2021	500,000	552,390
Credit Suisse (New York)	5.30	8-13-2019	1,500,000	1,719,861
HSBC Holdings plc	4.00	3-30-2022	1,000,000	1,064,687
HSBC Holdings plc	4.88	1-14-2022	250,000	280,355
HSBC Holdings plc	5.10	4-5-2021	1,000,000	1,138,609
HSBC Holdings plc	6.80	6-1-2038	350,000	442,408
Intesa Sanpaolo SpA	2.38	1-13-2017	500,000	507,088
Intesa Sanpaolo SpA	3.13	1-15-2016	1,000,000	1,028,652
Intesa Sanpaolo SpA	3.88	1-16-2018	700,000	737,568
Intesa Sanpaolo SpA	3.88	1-15-2019	500,000	524,011
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	538,127
Lloyds TSB Bank plc	2.30	11-27-2018	200,000	203,776
Lloyds TSB Bank plc	4.20	3-28-2017	1,000,000	1,084,985
Lloyds TSB Bank plc	4.88	1-21-2016	1,000,000	1,068,677
National Bank of Canada	1.50	6-26-2015	500,000	506,288
NIBC Bank NV	4.88	11-19-2019	800,000	901,645
Rabobank Nederland NV	1.70	3-19-2018	500,000	501,666
Rabobank Nederland NV	2.13	10-13-2015	500,000	511,643
Rabobank Nederland NV	3.38	1-19-2017	1,000,000	1,062,561
Rabobank Nederland NV	3.88	2-8-2022	1,500,000	1,590,081
Rabobank Nederland NV	3.95	11-9-2022	750,000	762,194
Rabobank Nederland NV	5.25	5-24-2041	725,000	813,831
Rabobank Nederland NV	5.75	12-1-2043	1,000,000	1,136,270
Royal Bank of Canada	0.80	10-30-2015	250,000	251,350
Royal Bank of Canada	0.85	3-8-2016	950,000	954,917
Royal Bank of Canada	1.20	1-23-2017	250,000	251,390
Royal Bank of Canada	1.45	9-9-2016	500,000	507,567
Royal Bank of Canada	1.50	1-16-2018	450,000	450,806
Royal Bank of Canada	2.15	3-15-2019	500,000	505,020
Royal Bank of Canada	2.20	7-27-2018	1,000,000	1,021,997
Royal Bank of Canada	2.30	7-20-2016	600,000	620,442
Royal Bank of Canada	2.63	12-15-2015	250,000	258,229
Royal Bank of Scotland Group plc	3.95	9-21-2015	500,000	519,062
Royal Bank of Scotland Group plc	4.38	3-16-2016	1,000,000	1,061,618
Royal Bank of Scotland Group plc	5.63	8-24-2020	1,000,000	1,149,843
Royal Bank of Scotland Group plc	6.40	10-21-2019	575,000	674,918
Societe Generale	2.75	10-12-2017	200,000	207,333
Sumitomo Mitsui Banking Corporation	1.30	1-10-2017	500,000	502,482
Sumitomo Mitsui Banking Corporation	2.45	1-10-2019	500,000	509,862

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
Svenska Handelsbanken AB	1.63%	3-21-2018	$400,000	$400,087
Svenska Handelsbanken AB	2.88	4-4-2017	1,000,000	1,048,065
Toronto Dominion Bank	1.40	4-30-2018	1,250,000	1,240,151
Toronto Dominion Bank	1.50	9-9-2016	500,000	508,610
Toronto Dominion Bank	2.50	7-14-2016	500,000	519,102
Toronto Dominion Bank	2.63	9-10-2018	600,000	621,013
Westpac Banking Corporation	0.95	1-12-2016	350,000	352,435
Westpac Banking Corporation	1.05	11-25-2016	200,000	200,565
Westpac Banking Corporation	1.13	9-25-2015	1,000,000	1,009,001
Westpac Banking Corporation	1.20	5-19-2017	1,000,000	1,002,155
Westpac Banking Corporation	2.00	8-14-2017	100,000	102,354
Westpac Banking Corporation	2.25	1-17-2019	250,000	253,197
Westpac Banking Corporation	3.00	8-4-2015	800,000	823,763
				57,266,057

Capital Markets : 0.06%
Invesco Finance plc	4.00	1-30-2024	250,000	261,751
Invesco Finance plc	5.38	11-30-2043	250,000	280,486
Nomura Holdings Incorporated	2.00	9-13-2016	100,000	101,537
Nomura Holdings Incorporated	2.75	3-19-2019	1,500,000	1,520,276
Nomura Holdings Incorporated	4.13	1-19-2016	500,000	524,752
Nomura Holdings Incorporated	6.70	3-4-2020	356,000	427,176
Sasol Financing International Company	4.50	11-14-2022	500,000	503,750
				3,619,728

Diversified Financial Services : 0.51%
Abbey National Treasury Services plc	1.38	3-13-2017	750,000	754,065
Abbey National Treasury Services plc	3.05	8-23-2018	500,000	523,224
Abbey National Treasury Services plc	4.00	4-27-2016	500,000	528,945
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	550,000	555,422
BHP Billiton Finance USA Limited	2.88	2-24-2022	350,000	350,275
BHP Billiton Finance USA Limited	5.40	3-29-2017	200,000	224,308
BHP Billiton Finance USA Limited	6.50	4-1-2019	1,050,000	1,270,087
Burlington Resources Finance Company	7.20	8-15-2031	500,000	693,383
ConocoPhillips Canada Funding Company	5.63	10-15-2016	150,000	167,423
ConocoPhillips Canada Funding Company	5.95	10-15-2036	300,000	380,521
Deutsche Bank AG (London)	1.35	5-30-2017	1,000,000	1,000,417
Deutsche Bank AG (London)	2.50	2-13-2019	500,000	508,012
Deutsche Bank AG (London)	3.25	1-11-2016	250,000	260,043
Deutsche Bank AG (London)	3.70	5-30-2024	1,000,000	1,003,883
Deutsche Bank AG (London) ±	4.30	5-24-2028	600,000	592,646
Deutsche Bank AG (London)	6.00	9-1-2017	1,500,000	1,710,417
Rio Tinto Finance USA Limited	2.00	3-22-2017	500,000	512,711
Rio Tinto Finance USA Limited	2.25	12-14-2018	1,000,000	1,014,293
Rio Tinto Finance USA Limited	2.88	8-21-2022	500,000	486,804
Rio Tinto Finance USA Limited	3.50	3-22-2022	1,000,000	1,027,270
Rio Tinto Finance USA Limited	4.13	8-21-2042	250,000	234,552
Rio Tinto Finance USA Limited	4.75	3-22-2042	250,000	260,895
Rio Tinto Finance USA Limited	5.20	11-2-2040	300,000	327,631
Rio Tinto Finance USA Limited	6.50	7-15-2018	750,000	884,848
Rio Tinto Finance USA Limited	9.00	5-1-2019	480,000	631,350
Schlumberger Investment SA	3.65	12-1-2023	104,000	108,123
Shell International Finance BV	0.63	12-4-2015	1,000,000	1,004,198
Shell International Finance BV	1.90	8-10-2018	1,000,000	1,015,384
Shell International Finance BV	2.25	1-6-2023	250,000	237,846
Shell International Finance BV	2.38	8-21-2022	250,000	241,118
Shell International Finance BV	3.25	9-22-2015	1,000,000	1,037,522
Shell International Finance BV	3.40	8-12-2023	250,000	255,684
Shell International Finance BV	3.63	8-21-2042	250,000	229,688
Shell International Finance BV	4.30	9-22-2019	1,000,000	1,114,087
Shell International Finance BV	4.38	3-25-2020	500,000	558,434
Shell International Finance BV	4.55	8-12-2043	500,000	528,897

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Shell International Finance BV	5.20%	3-22-2017	$250,000	$279,391
Shell International Finance BV	5.50	3-25-2040	300,000	358,723
Shell International Finance BV	6.38	12-15-2038	850,000	1,124,426
Syngenta Finance NV	3.13	3-28-2022	500,000	503,854
Total Capital International SA	2.88	2-17-2022	1,000,000	1,000,098
Total Capital International SA	3.70	1-15-2024	1,000,000	1,036,606
UBS AG (Stamford)	4.88	8-4-2020	1,488,000	1,677,976
UBS AG (Stamford)	5.75	4-25-2018	488,000	560,941
UBS AG (Stamford)	5.88	7-15-2016	430,000	472,265
UBS AG (Stamford)	5.88	12-20-2017	872,000	999,113
				30,247,799

Insurance : 0.06%
Aegon NV	4.63	12-1-2015	500,000	528,577
AON Corporation	4.00	11-27-2023	150,000	156,440
AON Corporation	4.45	5-24-2043	100,000	98,333
Aspen Insurance Holdings Limited	4.65	11-15-2023	200,000	208,171
AXA SA	8.60	12-15-2030	650,000	871,238
Manulife Financial Corporation	3.40	9-17-2015	400,000	414,251
Montpelier Re Holdings Limited	4.70	10-15-2022	100,000	102,970
Trinity Acquisition plc	4.63	8-15-2023	350,000	363,311
Trinity Acquisition plc	6.13	8-15-2043	350,000	386,262
XLIT Limited	2.30	12-15-2018	350,000	352,724
XLIT Limited	5.25	12-15-2043	200,000	221,776
				3,704,053

Real Estate Management & Development : 0.00%
Brookfield Asset Management Incorporated	5.80	4-25-2017	125,000	138,555

Health Care : 0.17%
Health Care Equipment & Supplies : 0.03%
Covidien International Finance SA	2.80	6-15-2015	150,000	153,523
Covidien International Finance SA	3.20	6-15-2022	500,000	505,189
Covidien International Finance SA	6.00	10-15-2017	600,000	689,393
Covidien International Finance SA	6.55	10-15-2037	400,000	532,235
				1,880,340

Pharmaceuticals : 0.14%
AstraZeneca plc	4.00	9-18-2042	550,000	526,120
AstraZeneca plc	5.90	9-15-2017	800,000	917,913
AstraZeneca plc	6.45	9-15-2037	1,150,000	1,488,366
GlaxoSmithKline Capital plc	1.50	5-8-2017	1,000,000	1,012,194
Novartis Securities Investment Limited	5.13	2-10-2019	1,000,000	1,146,304
Perrigo Company 144A	1.30	11-8-2016	200,000	200,068
Perrigo Company 144A	4.00	11-15-2023	250,000	254,961
Sanofi Aventis	1.25	4-10-2018	91,000	89,920
Sanofi Aventis	2.63	3-29-2016	500,000	519,180
Sanofi Aventis	4.00	3-29-2021	700,000	762,540
Teva Pharmaceutical Finance LLC	2.95	12-18-2022	500,000	483,326
Teva Pharmaceutical Finance LLC	3.00	6-15-2015	500,000	513,031
Teva Pharmaceutical Finance LLC	3.65	11-10-2021	500,000	513,997
				8,427,920

Industrials : 0.12%
Aerospace & Defense : 0.01%
Empresa Brasileira de Aeronautica	5.15	6-15-2022	200,000	215,750

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 0.02%
Ingersoll-Rand Global Holding Company Limited 144A	4.25%	6-15-2023	$1,000,000	$1,048,684
Ingersoll-Rand Global Holding Company Limited	6.88	8-15-2018	250,000	298,056
				1,346,740

Industrial Conglomerates : 0.05%
Koninklijke Philips Electronics NV	3.75	3-15-2022	500,000	526,074
Koninklijke Philips Electronics NV	5.00	3-15-2042	500,000	552,582
Koninklijke Philips Electronics NV	5.75	3-11-2018	650,000	746,505
Koninklijke Philips Electronics NV	6.88	3-11-2038	250,000	336,370
Tyco Electronics Group SA	4.88	1-15-2021	500,000	551,330
Tyco Electronics Group SA	7.13	10-1-2037	350,000	456,686
				3,169,547

Machinery : 0.01%
Pentair Finance SA	3.15	9-15-2022	250,000	244,926
Pentair Finance SA	5.00	5-15-2021	300,000	331,695
				576,621

Road & Rail : 0.03%
Canadian National Railway Company	2.25	11-15-2022	350,000	332,473
Canadian National Railway Company	5.55	3-1-2019	435,000	505,179
Canadian National Railway Company	6.20	6-1-2036	200,000	257,937
Canadian Pacific Railway Company	4.45	3-15-2023	200,000	219,749
Canadian Pacific Railway Company	5.75	3-15-2033	360,000	421,951
Canadian Pacific Railway Company	5.95	5-15-2037	65,000	79,310
Canadian Pacific Railway Company	7.25	5-15-2019	65,000	80,207
Kansas City Southern de Mexico SA de CV	3.00	5-15-2023	73,000	68,636
				1,965,442

Information Technology : 0.03%
Communications Equipment : 0.01%
Ericsson LM	4.13	5-15-2022	400,000	416,834

Internet Software & Services : 0.01%
Baidu Incorporated	3.25	8-6-2018	576,000	593,259

Technology Hardware, Storage & Peripherals : 0.01%
Seagate HDD (Cayman) 144A	4.75	6-1-2023	1,000,000	1,012,500

Materials : 0.37%
Chemicals : 0.09%
Agrium Incorporated	3.50	6-1-2023	300,000	300,385
Agrium Incorporated	4.90	6-1-2043	200,000	204,247
Agrium Incorporated	6.13	1-15-2041	165,000	196,972
Agrium Incorporated	6.75	1-15-2019	300,000	355,817
LyondellBasell Industries NV	5.00	4-15-2019	400,000	450,619
LyondellBasell Industries NV	5.75	4-15-2024	500,000	590,242
LyondellBasell Industries NV	6.00	11-15-2021	1,500,000	1,791,321
Methanex Corporation	3.25	12-15-2019	100,000	102,348
Potash Corporation of Saskatchewan Incorporated	3.75	9-30-2015	560,000	583,769
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	255,000	286,571
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	200,000	237,607
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	225,000	270,126
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	65,000	77,801
				5,447,825

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Metals & Mining : 0.27%
Barrick Gold Corporation	3.85%	4-1-2022	$500,000	$486,028
Barrick Gold Corporation	4.10	5-1-2023	700,000	681,456
Barrick Gold Corporation	5.25	4-1-2042	500,000	469,137
BHP Billiton Finance USA Limited	3.85	9-30-2023	1,500,000	1,573,899
BHP Billiton Finance USA Limited	5.00	9-30-2043	1,000,000	1,094,028
BHP Billiton Limited	1.63	2-24-2017	500,000	509,783
Falconbridge Limited	6.00	10-15-2015	600,000	639,307
Goldcorp Incorporated	2.13	3-15-2018	100,000	100,129
Goldcorp Incorporated	3.70	3-15-2023	300,000	294,179
Kinross Gold Corporation	5.13	9-1-2021	200,000	204,137
Rio Tinto Finance (USA) Limited	3.75	9-20-2021	500,000	526,292
Teck Resources Limited	3.00	3-1-2019	1,000,000	1,014,633
Teck Resources Limited	3.75	2-1-2023	500,000	482,969
Teck Resources Limited	4.50	1-15-2021	350,000	369,368
Teck Resources Limited	4.75	1-15-2022	202,000	210,461
Teck Resources Limited	5.20	3-1-2042	500,000	477,772
Teck Resources Limited	6.00	8-15-2040	175,000	183,450
Teck Resources Limited	6.25	7-15-2041	300,000	326,384
Vale Overseas Limited	4.38	1-11-2022	1,200,000	1,231,330
Vale Overseas Limited	4.63	9-15-2020	300,000	320,282
Vale Overseas Limited	6.25	1-11-2016	500,000	540,000
Vale Overseas Limited	6.25	1-23-2017	1,405,000	1,575,286
Vale Overseas Limited	6.88	11-21-2036	1,260,000	1,397,658
Vale Overseas Limited	6.88	11-10-2039	130,000	145,026
Vale Overseas Limited	8.25	1-17-2034	300,000	374,612
Vale SA	5.63	9-11-2042	750,000	730,358
				15,957,964

Paper & Forest Products : 0.01%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	500,000	511,403
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	350,000	408,741
				920,144

Telecommunication Services : 0.50%
Diversified Telecommunication Services : 0.28%
British Telecommunications plc	1.25	2-14-2017	500,000	501,643
British Telecommunications plc	1.63	6-28-2016	500,000	507,053
British Telecommunications plc	5.95	1-15-2018	250,000	287,095
British Telecommunications plc	9.63	12-15-2030	1,150,000	1,834,978
Deutsche Telekom International Finance BV	5.75	3-23-2016	275,000	298,927
Deutsche Telekom International Finance BV	6.00	7-8-2019	500,000	590,584
Deutsche Telekom International Finance BV	8.75	6-15-2030	1,830,000	2,688,797
Deutsche Telekom International Finance BV	9.25	6-1-2032	500,000	789,596
France Telecom SA	2.75	9-14-2016	500,000	520,065
France Telecom SA	5.38	7-8-2019	600,000	685,138
France Telecom SA	9.00	3-1-2031	925,000	1,387,388
Orange SA	2.75	2-6-2019	1,000,000	1,025,673
Royal KPN NV	8.38	10-1-2030	375,000	521,592
Telefonica Emisiones SAU	3.19	4-27-2018	500,000	521,107
Telefonica Emisiones SAU	3.99	2-16-2016	710,000	745,783
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	317,448
Telefonica Emisiones SAU	5.13	4-27-2020	445,000	498,292
Telefonica Emisiones SAU	5.46	2-16-2021	500,000	567,591
Telefonica Emisiones SAU	6.42	6-20-2016	500,000	552,839
Telefonica Emisiones SAU	7.05	6-20-2036	550,000	691,973
Telefonica Europe BV	8.25	9-15-2030	420,000	563,174
Telefonica SA	5.88	7-15-2019	645,000	746,624
				16,843,360

Wells Fargo Advantage Diversified Fixed Income Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Wireless Telecommunication Services : 0.22%
America Movil SAB de CV		2.38%	9-8-2016	$750,000	$772,500
America Movil SAB de CV		3.13	7-16-2022	500,000	493,339
America Movil SAB de CV «		4.38	7-16-2042	1,000,000	937,072
America Movil SAB de CV		5.00	3-30-2020	1,000,000	1,124,325
America Movil SAB de CV		5.63	11-15-2017	450,000	511,313
America Movil SAB de CV		6.13	11-15-2037	100,000	117,208
America Movil SAB de CV		6.13	3-30-2040	500,000	590,451
America Movil SAB de CV		6.38	3-1-2035	65,000	78,020
Rogers Communications Incorporated		3.00	3-15-2023	200,000	192,296
Rogers Communications Incorporated		4.50	3-15-2043	200,000	194,200
Rogers Communications Incorporated		5.00	3-15-2044	1,000,000	1,038,876
Rogers Communications Incorporated		6.80	8-15-2018	750,000	895,921
Vodafone Group plc		1.25	9-26-2017	250,000	248,824
Vodafone Group plc		1.50	2-19-2018	500,000	498,761
Vodafone Group plc		1.63	3-20-2017	500,000	506,155
Vodafone Group plc		2.50	9-26-2022	1,000,000	933,685
Vodafone Group plc		2.95	2-19-2023	600,000	574,382
Vodafone Group plc		4.38	2-19-2043	500,000	468,957
Vodafone Group plc		4.63	7-15-2018	180,000	199,931
Vodafone Group plc		5.45	6-10-2019	400,000	461,449
Vodafone Group plc		5.63	2-27-2017	500,000	559,598
Vodafone Group plc		6.15	2-27-2037	1,000,000	1,175,602
Vodafone Group plc		6.25	11-30-2032	300,000	359,762
Vodafone Group plc		7.88	2-15-2030	250,000	345,125
					13,277,752

Utilities : 0.02%
Electric Utilities : 0.00%
Scottish Power Limited		5.81	3-15-2025	150,000	171,691

Independent Power & Renewable Electricity Producers : 0.00%
TransAlta Corporation		6.50	3-15-2040	90,000	93,868

Multi-Utilities : 0.01%
National Grid plc		6.30	8-1-2016	500,000	555,363

Water Utilities : 0.01%
United Utilities Group plc		5.38	2-1-2019	250,000	275,751

Total Yankee Corporate Bonds and Notes (Cost $202,759,079)					213,880,472

		Yield		Shares
Short-Term Investments : 3.90%
Investment Companies : 3.90%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##		0.07		230,903,169	230,903,169
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)		0.10		2,988,945	2,988,945
Total Short-Term Investments (Cost $233,892,114)					233,892,114

Total investments in securities (Cost $6,084,521,968)*	104.05%				6,249,012,168
Other assets and liabilities, net	(4.05)				(243,490,045)

Total net assets	100.00%				$6,005,522,123

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	Security issued on a when-issued basis.
¤	Security issued in zero coupon form with no periodic interest payments.

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Fixed Income Portfolio

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
«	All or a portion of this security is on loan.
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended
@	Foreign bond principal is denominated in local currency.
##	All or a portion of this security has been segregated for when-issued securities.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
(r)	The investment company is exempt from registration under Sections 3(c)(7) of the Investment Company Act of 1940, as amended.
*	Cost for federal income tax purposes is $6,086,084,860 and unrealized gains (losses) consists of:

Gross unrealized gains	$257,928,668
Gross unrealized losses	(95,001,360)

Net unrealized gains	$162,927,308

Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer or otherwise determined based on the Portfolio’s Valuation Procedures.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Agency securities	$0	$1,651,714,148	$0	$1,651,714,148
Corporate bonds and notes	0	1,267,913,004	0	1,267,913,004
Foreign government bonds	0	1,511,741,650	0	1,511,741,650
U.S. Treasury securities	1,369,870,780	0	0	1,369,870,780
Yankee corporate bonds and notes	0	213,880,472	0	213,880,472
Short-term investments
Investment companies	230,903,169	2,988,945	0	233,892,114

	$1,600,773,949	$4,648,238,219	$0	$6,249,012,168

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Common Stocks : 96.55%
Consumer Discretionary : 12.58%
Auto Components : 1.13%
Aisin Seiki Company Limited	37,400	$1,357,495
Akebono Brake Industry Company Limited	22,700	106,810
Autoliv Incorporated	62,300	6,603,800
BorgWarner Incorporated	135,010	8,490,779
Bosch Limited	1,719	359,428
Bridgestone Corporation	124,400	4,492,086
Bridgestone Corporation ADR	18,900	340,200
Calsonic Kansei Corporation	41,000	255,747
Cheng Shin Rubber Industry Company Limited	366,369	989,675
Compagnie Generale des Etablissements Michelin SCA Class B	18,498	2,279,486
Continental AG	9,343	2,209,044
Cooper Tire & Rubber Company	133,204	3,707,067
Daido Metal Company Limited	7,000	74,538
Dana Holding Corporation	353,537	7,827,309
Denso Corporation	103,800	4,754,611
Exedy Corporation	6,200	166,998
Exide Industries Limited	78,617	186,996
Faurecia	2,019	83,034
FCC Company Limited	7,000	117,790
Futaba Industrial Company Limited	6,100	27,384
Gentex Corporation	92,120	2,664,110
GKN plc	150,914	993,128
Halla Climate Control Corporation	8,860	412,517
Hankook Tire Company Limited	20,730	1,229,332
Hi-Lex Corporation	5,800	141,468
Hyundai Mobis	18,044	5,093,778
Hyundai Wia Corporation	3,195	563,713
Johnson Controls Incorporated	90,100	4,357,236
Kayaba Industry Company Limited	38,000	162,004
KEIHIN Corporation	9,300	139,226
Kenda Rubber Industrial Company Limited	165,960	380,786
Koito Manufacturing Company Limited	25,200	598,067
Kumho Tire Company Incorporated †	22,990	272,671
Lear Corporation	52,516	4,624,034
Leoni AG	4,204	336,563
Linamar Corporation	2,422	134,580
Magna International Incorporated Class A «	21,800	2,230,464
Mando Corporation	2,550	278,695
Martinrea International Incorporated	3,001	32,437
MITSUBA Corporation	8,000	117,014
Musashi Seimitsu Industry Company Limited	4,100	92,633
Nan Kang Rubber Tire Company Limited †	148,145	176,625
NGK Spark Plug Company Limited	36,000	990,884
NHK Spring Company Limited	44,000	408,016
NIFCO Incorporated	9,400	275,444
Nippon Seiki Company Limited	10,000	173,477
Nissan Shatai Company Limited	17,000	279,882
Nissin Kogyo Company Limited	8,500	155,889
NOK Corporation	23,300	428,235
Nokian Renkaat Oyj	13,330	564,748
Pacific Industrial Company Limited	10,300	77,705
Pirelli & Company SpA «	24,552	414,000
Press Kogyo Company Limited	13,000	47,633
Riken Corporation	27,000	105,560
Sanden Corporation	27,000	128,369
Showa Corporation	13,400	145,847
Somboon Advance Technology PCL	70	37
Stanley Electric Company Limited	30,500	724,450
Sumitomo Rubber Industries Limited	36,300	538,082
Tachi-S Company Limited	5,700	90,595
Takata Corporation	7,500	167,092

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Auto Components (continued)
Tenneco Automotive Incorporated †	129,200	$8,236,500
The Goodyear Tire & Rubber Company	173,200	4,567,284
Tokai Rika Company Limited	8,200	144,990
Tokai Rubber Industries Incorporated	6,500	62,574
Tong Yang Industry Company Limited	100,374	142,265
Topre Corporation	8,900	104,562
Toyo Tire & Rubber Company Limited	50,000	437,132
Toyota Boshoku Corporation «	15,600	173,470
Toyota Gosei Company Limited	14,500	287,721
Toyota Industries Corporation	39,400	1,830,668
TPR Company Limited	5,200	106,196
TRW Automotive Holdings Corporation †	78,200	6,636,834
TS Tech Company Limited	9,900	265,102
Unipres Corporation	6,700	144,925
Valeo SA «	7,819	1,049,859
Visteon Corporation †	106,277	9,686,086
Xinyi Glass Holding Company Limited	149	105
Yarnapund PCL †(a)	1,551,500	0
Yokohama Rubber Company Limited	49,000	433,202
YOROZU Corporation	3,500	67,593
		109,554,371

Automobiles : 1.37%
Bajaj Auto	14,575	479,490
Bayerische Motoren Werke AG	30,555	3,835,645
Brilliance China Automotive Holdings Limited	764,000	1,267,265
BYD Company Limited †«	135,000	661,684
China Motor Company Limited	198,150	191,968
Chongqing Changchun Automobile Class B	198,843	356,499
Daihatsu Motor Company Limited	40,000	689,587
Daimler AG	89,801	8,532,132
Dongfeng Motor Group Company Limited	748,000	1,148,105
Fiat SpA †	84,699	884,981
Ford Motor Company	516,800	8,496,192
Ford Otomotiv Sanayi AS †	14,299	189,526
Fuji Heavy Industries Limited	128,700	3,407,137
General Motors Company	171,400	5,927,012
Ghabbour Auto †	3,188	16,015
Great Wall Motor Company Limited Class H	271,000	1,111,551
Guangzhou Automobile Group Company Limited	493,454	519,998
Hero Honda Motors Limited	20,559	816,184
Honda Motor Company Limited	354,500	12,407,500
Honda Motor Company Limited ADR	25	880
Hyundai Motor Company	42,555	9,364,436
Isuzu Motors Limited	251,000	1,531,149
Kia Motors Corporation	69,349	3,996,982
Mahindra & Mahindra Limited	57,433	1,200,854
Mahindra & Mahindra Limited GDR	10,726	221,277
Maruti Suzuki India Limited	14,444	555,320
Mazda Motor Corporation	587,000	2,537,132
Mitsubishi Motors Corporation	133,100	1,354,534
Nissan Motor Company Limited	504,300	4,552,571
Oriental Holdings Bhd	46,320	112,592
Peugeot SA †	51,282	725,614
PT Astra International Tbk	5,617,940	3,404,448
Renault SA	19,824	1,866,214
Sanyang Industry Company Limited	184,000	168,135
Suzuki Motor Corporation	87,800	2,608,988
Tan Chong Motor Holdings Bhd	87,300	146,723
Tata Motors Limited	164,889	1,158,185
Tata Motors Limited ADR	10,088	375,677
Tata Motors Limited Class A (Differential Voting Rights)	126,004	547,922
Tesla Motors Incorporated †«	50,100	10,409,277
Tofas Turk Otomobil Fabrikasi AS	25,253	156,522

2

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Automobiles (continued)
Toyota Motor Corporation	580,414	$32,846,415
UMW Holdings Bhd	137,800	463,193
Volkswagen AG	3,151	830,064
Yamaha Motor Company Limited	58,300	916,306
Yue Loong Motor	230,929	373,901
		133,363,782

Distributors : 0.13%
Canon Marketing Japan Incorporated	10,300	175,242
D’ieteren SA NV	1,530	64,675
DOSHISHA Company Limited	4,400	67,297
Imperial Holding Limited	47,334	896,629
Inchcape plc	38,717	403,662
Jardine Cycle & Carriage Limited	19,439	675,398
LKQ Corporation †	178,300	4,946,042
Pacific Brands Limited	177,242	93,197
Paltac Corporation	4,300	57,235
Pool Corporation	97,600	5,634,448
Uni-Select Incorporated	432	12,000
		13,025,825

Diversified Consumer Services : 0.40%
Apollo Group Incorporated Class A †	225,800	6,051,440
Benesse Corporation	17,200	720,609
DeVry Incorporated	124,800	5,270,304
Educomp Solutions Limited †	5,295	2,652
H&R Block Incorporated	174,711	5,202,894
Hillenbrand Incorporated	143,686	4,352,249
InvoCare Limited	17,951	174,245
Navitas Limited	45,031	323,111
New Oriental Education & Technology Group Incorporated	34,319	886,117
Raffles Education Corporation Limited †	55,177	14,077
Service Corporation International	475,143	9,512,363
Sotheby’s Holdings Incorporated	150,300	5,933,844
		38,443,905

Hotels, Restaurants & Leisure : 2.08%
Accor SA «	17,004	899,693
Accordia Golf Company Limited «	14,600	186,874
Ajisen China Holdings Limited	200	160
Amax International Holdings Limited †	4,175	797
Ardent Leisure Group	55,254	138,840
Aristocrat Leisure Limited	88,978	439,707
Autogrill SpA	9,260	88,675
Bally Technologies Incorporated †	81,809	4,826,731
Banyan Tree Holdings Limited	13,000	6,737
Berjaya Land Bhd	408,500	108,704
Berjaya Sports Toto Bhd	167,304	198,911
Cafe de Coral Holdings Limited	52,000	162,983
Carnival Corporation	53,300	2,133,599
Carnival plc	20,101	817,062
Cheesecake Factory Incorporated	102,200	4,687,914
Chipotle Mexican Grill Incorporated †	18,394	10,063,173
Colowide Company Limited	10,000	108,055
Compass Group plc	175,290	2,924,987
Cracker Barrel Old Country Store Incorporated	52,300	5,258,765
Crown Limited	72,900	1,103,150
Darden Restaurants Incorporated	83,300	4,174,996
Domino’s Pizza Incorporated	119,700	8,672,265
Doutor Nichires Holdings Company Limited	5,200	88,625
Dunkin Brands Group Incorporated	64,583	2,890,735

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Echo Entertainment Group Limited	137,296	$362,880
Egyptian Resorts Company †	16,982	4,322
Flight Centre Limited	11,645	539,487
Formosa International Hotels Corporation	16,347	192,715
Fu Ji Food & Catering Services †	1,669	258
Fuji Kyuko Company Limited	10,000	102,652
Fujita Kanko Incorporated	30,000	101,375
Galaxy Entertainment Group Limited	509,000	4,067,168
Genting Bhd	646,200	1,956,902
Genting Singapore plc	1,113,320	1,193,826
Grand Korea Leisure Company Limited	10,260	413,839
Great Canadian Gaming Corporation †	676	9,975
Greene King plc	17,051	244,366
H.I.S Company Limited	8,400	248,369
Hong Kong & Shanghai Hotels Limited	94,530	138,022
Hotel Properties Limited	32,000	103,325
Hotel Shilla Company Limited	7,990	724,441
Hyatt Hotels Corporation Class A †	37,824	2,313,316
Imperial Hotel Limited «	6,400	148,244
Intercontinental Hotels Group plc	28,522	1,125,891
International Game Technology	167,030	2,096,227
Intralot SA-Integrated Lottery Systems & Services	4,444	12,661
J D Wetherspoon plc	8,168	109,940
Jollibee Foods Corporation	94,580	387,139
Kangwon Land Incorporated	28,940	863,775
Kentucky Fried Chicken (Japan) Limited	100	2,092
Kingston Financial Group Limited	1,024,000	108,305
Kisoji Company Limited	3,500	64,808
Kuoni Reisen Holding AG	214	92,960
Ladbrokers plc	95,658	244,682
Las Vegas Sands Corporation	88,355	6,760,925
Life Time Fitness Incorporated †	79,905	4,250,946
Lottomatica SpA «	6,123	168,517
Macau Legend Development Limited †	840,000	661,993
Marriott International Incorporated Class A	133,200	8,207,784
Marriott Vacations Worldwide Corporation †	66,234	3,752,156
Marston’s plc	50,669	128,246
McDonald’s Corporation	228,914	23,218,747
McDonald’s Holdings Company Japan Limited	12,400	350,562
Melco Crown Entertainment Limited ADR	32,470	1,119,241
Melco International Development Limited	180,000	573,459
MGM China Holdings Limited	177,200	617,107
MGM Mirage †	197,600	5,088,200
Millennium & Copthorne Hotels plc	18,690	179,197
Minor International PCL	115,797	91,706
Miramar Hotel & Investment Company Limited	48,000	62,160
Mitchells & Butlers plc †	19,207	135,476
MOS Food Services Incorporated	6,100	127,033
Multi-Purpose Holdings Bhd	221,370	212,896
Norwegian Cruise Line Company †	59,869	2,020,579
Ohsho Food Service Corporation	1,600	65,069
Opap SA	18,417	312,810
Oriental Land Company Limited	11,200	1,864,833
Paddy Power plc	4,093	291,690
Panera Bread Company Class A †	15,849	2,434,565
Papa John’s International Incorporated	70,000	3,035,900
Paradise Company Limited	11,315	417,020
PartyGaming plc	58,620	117,419
Plenus Company Limited	4,100	90,659
Punch Taverns plc †	32,370	5,901
Resorts World Bhd	621,815	787,671
RESORTTRUST Incorporated	14,700	270,896
Restaurant Group plc	15,681	157,181
REXLot Holdings Limited	16,544	1,814
Round One Corporation	8,500	56,778

4

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Limited	106,300	$5,877,327
Royal Holdings Company Limited «	5,300	82,520
Saizeriya Company Limited	4,700	57,850
Sands China Limited	459,523	3,348,796
Shangri-La Asia Limited	274,166	430,012
SJM Holdings Limited	390,000	1,119,251
Sky City Entertainment Group Limited	115,072	390,854
Sodexho Alliance SA	9,330	1,002,702
St. Marc Holdings Company Limited	1,200	58,409
Starbucks Corporation	176,000	12,890,240
Tabcorp Holdings Limited	144,500	467,987
Tattersall’s Limited	270,269	764,638
The Wendy’s Company	582,822	4,779,140
Thomas Cook Group plc †	117,612	323,311
Tim Hortons Incorporated	14,344	776,796
Tokyo Dome Corporation	36,000	177,171
Tokyotokeiba Company Limited «	32,000	92,731
Transat A.T. Incorporated Class A †	1,458	11,819
TUI AG	12,319	209,740
TUI Travel plc	61,222	421,051
Vail Resorts Incorporated	79,020	5,506,904
Watami Food Service Company «	3,900	50,340
Whitbread plc	16,280	1,142,297
William Hill plc	82,355	490,882
Wowprime Corporation	12,463	182,048
Wyndham Worldwide Corporation	77,300	5,714,789
Wynn Macau Limited	273,600	1,138,096
Wynn Resorts Limited	47,937	10,305,017
Yoshinoya D&C Company Limited	11,800	151,499
Yum! Brands Incorporated	104,000	8,040,240
Zensho Company Limited «	18,000	171,336
		201,769,029

Household Durables : 0.82%
Alpine Electronics Incorporated	7,900	96,538
Altek Corporation	623	666
Amtran Technology Company Limited	169,006	121,743
Arcelik AS	78,008	490,944
Barratt Developments plc	86,863	520,082
Bellway plc	9,497	219,680
Berkeley Group Holdings plc	11,306	427,347
Bovis Homes Group plc	9,917	126,084
Casio Computer Company Limited	54,600	726,749
Chofu Seisakusho Company Limited	3,500	88,360
Corona Corporation	2,000	21,552
D.R. Horton Incorporated	179,831	4,258,398
Dorel Industries Incorporated Class B	2,467	93,738
Ekornes ASA	800	11,609
Electrolux AB Class B	25,871	649,868
Fleetwood Corporation Limited	5,850	11,977
Foster Electric Company Limited	4,400	47,976
Fujitsu General Limited	11,000	119,293
Funai Electric Company Limited	2,100	20,175
Garmin Limited «	77,200	4,547,852
GUD Holdings Limited	7,917	39,124
Haier Electronics Group Company	262,000	613,016
Harman International Industries Incorporated	42,170	4,429,115
Haseko Corporation	56,900	411,379
Husqvarna AB Class A	1	8
Husqvarna AB Class B	37,065	290,505
Iida Group Holdings Company	25,700	386,762
Jarden Corporation †	69,650	3,940,797
JM AB	8,886	326,652
JVC Kenwood Holdings Incorporated †	26,300	49,345

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Household Durables (continued)
Leggett & Platt Incorporated	91,719	$3,111,108
Lennar Corporation Class A	114,400	4,678,960
LG Electronics Incorporated	25,457	1,819,070
Matsushita Electric Industrial Company Limited	451,310	4,845,598
Mohawk Industries Incorporated †	36,200	4,910,892
Newell Rubbermaid Incorporated	185,119	5,420,284
Nexity SA	1,566	65,866
Nikon Corporation	73,100	1,157,536
NVR Incorporated †	2,534	2,821,964
Panahome Corporation	18,000	131,906
Peace Mark Holdings Limited †(a)	10,000	0
Persimmon plc †	31,295	701,870
Pioneer Corporation †	54,900	115,948
Pulte Homes Incorporated	204,500	4,000,020
Redrow plc	3,458	15,551
Rinnai Corporation	7,000	613,360
Sangetsu Company Limited	6,500	169,587
SEB SA «	3,036	273,805
Sekisui Chemical Company Limited	93,000	1,005,825
Sekisui House Limited	119,700	1,574,443
Sharp Corporation †«	327,000	925,108
Skyworth Digital Holdings Limited	5,491	2,621
Sony Corporation	203,294	3,249,109
Steinhoff International Holdings Limited	438,297	2,216,012
Sumitomo Foresting Company Limited	31,600	340,212
Takamatsu Corporation	3,600	55,415
Tamron Company Limited	4,000	91,473
Tatung Company Limited †	394,770	125,993
Taylor Woodrow plc	300,372	545,272
Techtronic Industries Company Limited	263,500	830,984
Tempur-Pedic International Incorporated †	132,800	7,298,688
TOKEN Corporation	1,340	58,839
Tupperware Corporation	32,600	2,729,272
Welling Holding Limited	800	267
Woongjin Coway Company Limited	13,020	1,094,997
		80,085,189

Internet & Catalog Retail : 0.92%
Amazon.com Incorporated †	85,927	26,856,484
Askul Corporation «	4,000	97,682
ASOS plc †	7,672	582,163
CJ O Shopping Company Limited	949	335,806
Ctrip.com International Limited ADR †	32,114	1,779,758
Groupon Incorporated †	233,000	1,370,040
GS Home Shopping Incorporated	834	196,933
Home Retail Group plc	62,866	198,528
HSN Incorporated	72,487	4,031,727
Hyundai Home Shopping Network	1,833	273,998
Lands End Incorporated †	8,963	248,813
Liberty Ventures Series A †	164,191	10,902,282
N Brown Group plc	13,911	109,360
Netflix Incorporated †	35,726	14,927,395
Nissen Company Limited	2,200	8,472
Ocado Group plc †	44,034	285,422
priceline.com Incorporated †	11,696	14,954,856
Rakuten Incorporated	144,800	1,876,141
Senshukai Company Limited	7,500	63,507
Shutterfly Incorporated †	81,900	3,369,366
Start Today Company Limited	12,500	310,904
TripAdvisor Incorporated †	65,720	6,386,012
Wotif.com Holdings Limited	18,653	43,225
		89,208,874

6

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Leisure Products : 0.33%
Amer Sports Oyj «	13,925	$283,209
Aruze Corporation	4,400	73,521
Beneteau SA †	1,319	21,090
Brunswick Corporation	207,000	8,921,700
Fields Corporation	2,900	38,686
Giant Manufacturing Company Limited	62,687	496,512
Hasbro Incorporated	73,221	3,931,968
Heiwa Corporation	9,000	187,250
Mattel Incorporated	228,495	8,872,461
Merida Industry Limited	45,000	312,151
Mizuno Corporation	17,000	103,202
Namco Bandai Holdings Incorporated	43,500	947,770
Polaris Industries Incorporated	38,256	4,931,964
Roland Corporation	800	14,719
Sankyo Company Limited	10,300	382,962
Sega Sammy Holdings Incorporated	37,300	715,955
Shimano Incorporated	16,400	1,691,552
Tomy Company Limited	14,100	71,054
Yamaha Corporation	36,000	560,511
		32,558,237

Media : 1.75%
Agora SA †	5,097	15,641
Aimia Incorporated	16,463	293,944
Amalgamated Holdings Limited	22,965	204,961
AMC Networks Incorporated Class A †	36,912	2,284,115
APN News & Media Limited †	45,589	32,669
Arnoldo Mondadori Editore SpA †	1,753	2,770
Asatsu-DK Incorporated	5,100	122,390
Astro Malaysia Holdings Bhd	365,200	386,455
Avex Group Holdings Incorporated	7,200	122,782
Axel Springer AG	4,131	266,073
BEC World PCL	121,700	181,642
British Sky Broadcasting plc	92,582	1,369,515
Cablevision Systems Corporation New York Group Class A «	138,800	2,447,044
Charter Communication Incorporated †	39,995	5,724,884
Cheil Worldwide Incorporated †	21,540	497,223
Cineplex Incorporated «	8,140	300,661
CJ E&M Corporation †	6,785	287,308
Cogeco Cable Incorporated	1,258	72,605
Corus Entertainment Incorporated Class B «	12,391	286,377
CyberAgent Incorporated	9,100	362,927
Cyfrowy Polsat SA	44,163	317,036
Daiichikosho Company Limited	8,500	250,491
Daily Mail & General Trust plc	23,399	341,422
Dentsu Incorporated	48,200	1,901,012
DIRECTV Group Incorporated †	106,504	8,780,190
Discovery Communications Incorporated Class A †	49,902	3,840,458
Discovery Communications Incorporated Class C †	3,073	230,321
DISH Network Corporation †	24,400	1,431,304
eSun Holdings Limited †	3,000	341
Eutelsat Communications SA	13,912	487,094
Fairfax Media Limited	382,378	362,977
Fuji Television Network Incorporated	8,900	141,194
Gannett Company Incorporated	146,818	4,080,072
Gestevision Telecinco SA †	15,943	184,402
GFK SE	2,287	125,699
Grupo Televisa SA	504,702	3,409,432
Hakuhodo DY Holdings Incorporated	56,200	508,450
Havas SA	33,703	290,309
Informa plc	60,450	522,337
Interpublic Group of Companies Incorporated	274,883	5,255,763
Ipsos	1,688	67,040
ITV plc	319,668	975,741

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Media (continued)
JC Decaux SA	5,375	$214,166
Kabel Deutschland Holding AG	1,781	253,459
Kadokawa Group Holdings Incorporated «	4,200	131,405
Lagardere SCA	10,820	377,065
Lamar Advertising Company Class A	41,138	2,029,749
Liberty Global plc Class A	80,947	3,644,234
Liberty Global plc Class C †	119,497	5,114,472
Liberty Media Corporation †	77,215	9,816,343
Live Nation Incorporated †	321,255	7,620,169
M6 Metropole Television SA	5,835	118,315
Madison Square Garden Incorporated Class A †	38,000	2,084,300
Mediaset SpA †	67,736	334,435
Meredith Corporation	82,700	3,718,192
Modern Times Group Class B	4,115	193,329
Morningstar Incorporated	13,304	946,447
Naspers Limited	108,558	11,967,428
New York Times Company Class A	279,368	4,151,408
News Corporation Class A †	324,126	5,529,590
Nippon Television Network Corporation	10,000	161,591
Numericable Group SA †«	7,382	449,403
Omnicom Group Incorporated	31,200	2,219,880
PagesJaunes SA †	18,421	21,595
Pearson plc	78,175	1,534,441
ProSiebenSat.1 Media AG	8,128	369,895
PT Bhakti Investama Tbk	5,200,153	142,531
PT Media Nusantara Citra Tbk	1,052,000	255,003
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	51,273
Publicis Groupe «	16,245	1,401,296
Quebecor Incorporated	6,882	166,544
REA Group Limited	14,191	601,176
Reed Elsevier NV—Netherlands Exchange	65,450	1,465,408
Reed Elsevier plc—United Kingdom Exchange	118,539	1,889,589
Regal Entertainment Group Class A «	180,493	3,521,418
Rightmove plc	11,307	434,398
RTL Group	1,962	227,306
Schibsted ASA	8,244	482,678
Scripps Networks Interactive Incorporated	68,764	5,257,695
Seat Pagine Gialle SpA †	259	1
SES SA «	43,074	1,564,790
Shaw Communications Incorporated Class B	37,500	933,436
Shochiku Company Limited	26,000	222,456
Sinclair Broadcast Group Incorporated «	160,500	4,747,590
Singapore Press Holdings Limited «	289,000	944,670
Sirius XM Holdings Incorporated †«	712,414	2,336,718
Sky Deutschland AG †	48,593	453,343
SKY Network Television Limited	62,990	353,021
Sky Perfect JSAT Holdings Incorporated	46,800	243,195
SM Entertainment Company †	3,747	161,420
Societe Television Francaise 1 SA	10,997	196,151
Star Publications Limited	33,600	27,712
Starz Liberty Capital †	61,885	1,893,681
Sun TV Network Limited	19,075	133,402
Technicolor †	23,402	172,741
Telenet Group Holding NV †	5,930	355,269
Television Broadcasts Limited	55,000	346,546
Thomson Corporation	34,752	1,204,766
Toei Company Limited	16,000	86,601
Toho Company Limited Tokyo	28,300	607,143
Tokyo Broadcasting System Incorporated	5,700	64,167
TV Asahi Corporation	3,800	66,407
TVN SA †	35,817	183,810
Twenty-First Century Fox Incorporated	449,438	15,914,600
United Business Media Limited	19,504	220,185
Viacom Incorporated Class B	53,363	4,553,465
West Australian Newspapers Holding Limited	144,989	250,977

8

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Media (continued)
Wolters Kluwer NV	33,251	$995,361
WPP plc	120,952	2,609,258
Yellow Media Limited †	225	4,295
Zee Entertainment Enterprises Limited	102,539	462,892
Zenrin Company Limited	5,000	53,143
		170,025,909

Multiline Retail : 0.44%
Aeon Company Bhd	165,600	199,978
Big Lots Incorporated †	124,237	5,272,618
Canadian Tire Corporation Limited	7,500	723,439
David Jones Limited	86,212	324,142
Debenhams plc	147,783	188,634
Dollar General Corporation †	64,200	3,452,676
Dollar Tree Incorporated †	123,384	6,543,054
Dollarama Incorporated	6,458	544,788
Don Quijote Company Limited	10,200	601,179
Far Eastern Department Stores Company Limited	181,946	168,988
Fuji Company Limited	5,100	100,046
H2O Retailing Corporation	28,000	222,515
Harvey Norman Holdings Limited «	97,512	290,398
Hyundai Department Store Company Limited	3,673	475,236
Hyundai Greenfood Company Limited	13,680	225,944
Isetan Mitsukoshi Holdings Limited	75,800	991,059
Izumi Company Limited	8,900	278,453
J.Front Retailing Company Limited	102,800	738,181
Kintetsu Corporation †	27,000	97,073
Kohl’s Corporation	130,700	7,115,308
Lifestyle International Holdings Limited	119,500	231,202
Lotte Shopping Company Limited	3,266	953,997
Macy’s Incorporated	47,412	2,839,505
Marks & Spencer Group plc	149,257	1,123,828
Marui Company Limited	53,600	505,988
Matsuya Company Limited	9,600	97,037
Metro Holdings Limited	163,200	128,811
Myer Holdings Limited	106,299	212,693
New World Department Store China Limited	150,000	58,623
Next plc	15,421	1,716,351
Pantaloon Retail India Limited	16,821	35,071
Parkson Holdings Bhd	125,822	100,642
Robinson Department Store PCL	106,500	186,529
Ryohin Keikaku Company Limited	5,200	564,951
SACI Falabella	250,254	2,336,566
Sears Canada Incorporated	655	8,336
Sears Holdings Corporation «	29,801	1,253,281
Seria Company Limited	3,700	151,198
Shinsegae Company Limited	1,463	299,713
Stockmann Oyj ABP	1,375	22,529
Takashimaya Company Limited	65,000	637,868
The Daiei Incorporated †	2,400	7,096
Warehouse Group Limited	10,254	30,040
Woolworths Holdings Limited	144,711	1,024,670
		43,080,234

Specialty Retail : 2.11%
ABC-Mart Incorporated	4,200	214,538
Advance Auto Parts Incorporated	45,396	5,636,821
Aeropostale Incorporated †«	171,800	671,738
Alpen Company Limited	2,900	50,024
American Eagle Outfitters Incorporated	112,502	1,207,146
AOKI Holdings Incorporated	6,600	92,711
Aoyama Trading Company Limited	10,700	288,627

9

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Specialty Retail (continued)
Ascena Retail Group Incorporated †	293,400	$4,898,313
AT Group Company Limited	5,000	92,878
Autobacs Seven Company Limited	16,500	269,543
AutoNation Incorporated †	38,300	2,189,611
AutoZone Incorporated †	7,400	3,940,500
Bed Bath & Beyond Incorporated †	46,800	2,847,780
Belle International Holdings Limited	1,217,000	1,207,119
Best Buy Company Incorporated	172,300	4,765,818
Best Denki Company Limited	8,000	11,945
BIC Camera Incorporated «	22,100	162,602
Cabela’s Incorporated †	27,600	1,689,948
CarMax Incorporated †	132,500	5,871,075
Carphone Warehouse Group plc	20,849	111,831
Chico’s FAS Incorporated	348,395	5,281,668
Children’s Place Retail Stores Incorporated	47,298	2,288,277
Chiyoda Company Limited	8,400	192,754
Chow Sang Sang Holdings International Limited	81,000	198,714
Chow Tai Fook Jewellery Company Limited	230,800	302,456
CST Brands Incorporated	168,799	5,582,183
DCM Japan Holdings Company Limited	27,000	183,802
Delek Automotive Systems Limited	1,187	12,048
Dick’s Sporting Goods Incorporated	63,307	2,813,996
Dickson Concepts International Limited	37,670	22,302
DSG International plc †	298,153	242,385
DSW Incorporated Class A	159,400	3,992,970
Dufry Group Register Shares †	2,183	360,786
Edion Corporation	14,400	97,886
Esprit Holdings Limited	355,658	524,797
Express Incorporated †	184,000	2,320,240
Fast Retailing Company Limited	12,500	4,124,509
Fielmann AG	776	111,175
Foot Locker Incorporated	96,335	4,641,420
Foschini Limited	43,808	467,694
Fourlis Holdings SA †	1,820	12,429
Futures Lifestyle Fashions Limited †	5,607	9,005
Gamestop Corporation Class A «	76,300	2,887,955
Genesco Incorporated †	51,100	3,826,879
GEO Company Limited	10,200	83,464
Giordano International Limited	338,000	188,772
GNC Holdings Incorporated Class A	59,853	2,209,773
Group 1 Automotive Incorporated	42,700	3,437,350
Grupo Elektra SA de CV	16,094	420,298
Guess? Incorporated	38,400	979,200
Gulliver International Company Limited	11,100	85,376
Halfords Group	10,381	84,724
Hennes & Mauritz AB	89,703	3,790,796
Hikari Tsushin Incorporated	3,600	287,151
Home Depot Incorporated	324,430	26,029,019
Hotai Motor Company Limited	85,000	992,146
Howden Joinery Group plc	55,350	296,239
Industria de Diseno Textil SA	21,337	3,097,609
IT City Public Company Limited †	172,900	14,641
JB Hi-Fi Limited «	17,769	299,976
JIN Company Limited «	2,300	64,865
Joshin Denki Company Limited	10,000	85,167
Jumbo SA †	9,157	136,557
K’s Holdings Corporation	9,400	270,550
Kingfisher plc	235,574	1,547,886
Kohnan Shoji Company Limited	4,900	48,711
Komeri Company Limited	6,500	176,803
LOTTE Himart Company Limited	2,142	141,512
Luk Fook Holdings International Limited	65,000	164,325
Lumber Liquidators Holdings Incorporated †	60,400	4,691,872
Mr Price Group Limited	44,003	708,593
Murphy USA Incorporated †	102,600	5,220,288

10

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Specialty Retail (continued)
NAFCO Company Limited	1,400	$22,114
Nishimatsuya Chain Company Limited	8,400	66,589
Nitori Company Limited	16,700	819,416
O’Reilly Automotive Incorporated †	65,506	9,691,613
OSIM International Limited «	55,515	123,927
Outerwall Incorporated †«	43,662	3,088,213
Paris Miki Incorporated	3,500	17,019
PetSmart Incorporated	64,800	3,724,056
Point Incorporated	3,600	82,185
Pou Sheng International Holdings Limited †	282,000	15,277
Praktiker Bau Und Heimwerkermaerkte AG †	3,061	46
Premier Investments Limited	16,893	138,034
Reitman’s Canada Limited Class A	2,386	14,061
Rent-A-Center Incorporated	119,682	3,346,309
Right On Company Limited	1,000	6,896
RONA Incorporated	10,259	103,602
Ross Stores Incorporated	49,798	3,408,673
Sa Sa International Holdings Limited	182,000	123,478
Sally Beauty Holdings Incorporated †	82,600	2,116,212
Sanrio Company Limited «	11,000	296,287
Shimachu Company Limited	9,900	222,507
Shimamura Company Limited	4,400	424,872
Staples Incorporated	426,000	4,792,500
Super Cheap Auto Group Limited	25,951	220,018
The Buckle Incorporated «	59,800	2,682,030
The Men’s Wearhouse Incorporated	99,642	4,960,179
Tiffany & Company	65,300	6,491,473
TJX Companies Incorporated	166,300	9,055,035
Tractor Supply Company	82,750	5,380,405
Trinity Limited	202,000	48,462
Truworths International Limited «	104,568	780,638
Ulta Salon, Cosmetics & Fragrance Incorporated †	39,700	3,370,530
United Arrows Limited	4,100	169,961
Urban Outfitters Incorporated †	67,913	2,276,444
USS Company Limited	44,100	721,715
Vitamin Shoppe Incorporated †	69,400	2,982,812
WH Smith plc	12,180	211,307
World Duty Free SpA †	9,260	128,626
Xebio Company Limited	4,100	79,624
Yamada Denki Company Limited	183,000	674,116
		205,149,822

Textiles, Apparel & Luxury Goods : 1.10%
Adidas-Salomon AG	19,806	2,125,866
ASICS Corporation	37,200	801,006
Billabong International Limited †	77,940	37,718
Burberry Group plc	41,524	1,067,006
Carter’s Incorporated	34,000	2,452,420
China Hongxing Sports Limited †(a)	37,000	0
Christian Dior SA	4,809	1,006,252
Compagnie Financiere Richemont SA	49,685	5,234,818
Crocs Incorporated †	203,300	3,035,269
Daidoh Limited	1,200	6,130
Daphne International Holdings Limited	130,000	51,142
Deckers Outdoor Corporation †	75,098	5,804,324
Descente Limited	9,000	76,297
Eclat Textile Company Limited	39,780	411,259
Feng Tay Enterprise Company Limited	85,000	242,084
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited	209,000	229,663
Fossil Group Incorporated †	29,140	3,052,706
Fujibo Holdings Incorporated	23,000	64,165
Geox SpA	950	3,828
Gildan Activewear Incorporated	10,931	595,091

11

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Gunze Limited	36,000	$100,079
Hanesbrands Incorporated	61,700	5,234,011
Hermes International	1,479	524,186
Hugo Boss AG	2,130	302,691
Iconix Brand Group Incorporated †	115,200	4,831,488
Jaybharat Textiles & Real Estate Limited †(a)	15,488	5,845
Kering	7,111	1,571,294
Kurabo Industries Limited	43,000	73,075
Li & Fung Limited	1,128,530	1,639,021
LPP SA	207	569,703
lululemon athletica incorporated †«	9,595	428,225
Luxottica Group SpA	12,870	735,083
LVMH Moet Hennessy Louis Vuitton SA	26,096	5,191,845
Makalot Industrial Company Limited	37,000	190,025
Michael Kors Holdings Limited †	106,395	10,041,560
Ng2 SA	3,479	138,176
Nike Incorporated Class B	172,600	13,274,666
Onward Kashiyama Company Limited	27,000	184,067
Pacific Textiles Holdings Limited	106,000	129,886
Pandora AS	4,743	350,143
Ports Design Limited	33,000	14,855
Pou Chen Corporation	584,600	645,321
Prada SpA	47,800	357,593
Puma AG Rudolf Dassler Sport	229	66,803
PVH Corporation	48,381	6,368,391
Ralph Lauren Corporation	13,417	2,059,241
Ruentex Industries Limited	153,911	379,831
Sanyo Shokai Limited	23,000	52,417
Seiko Holdings Corporation Class C	23,000	91,955
Seiren Company Limited	20,900	167,323
Shenzhou International Group Holdings Limited	117,000	408,212
Stella International	100,000	265,060
Steven Madden Limited †	125,250	3,990,465
Tainan Spinning Company Limited	347,632	219,114
Texwinca Holdings Limited	100,000	105,637
The Japan Wool Textile Company Limited	13,000	95,904
The Swatch Group AG—Bearer Shares	2,953	1,742,781
The Swatch Group AG—Regular Shares	4,901	537,714
Titan Industries Limited	44,383	232,844
Tod’s SpA	810	110,250
TSI Holdings Company Limited	20,900	135,501
Under Armour Incorporated Class A †	99,792	5,068,436
Unitika Limited †	168,000	70,963
VF Corporation	76,816	4,840,944
Wacoal Corporation	26,000	264,086
Wolverine World Wide Incorporated	220,880	5,714,166
Youngone Corporation	5,630	249,713
Yue Yuen Industrial Holdings Limited	151,500	468,983
		106,536,616

Consumer Staples : 6.83%
Beverages : 1.43%
Ambev SA	1,185,815	8,394,869
Anadolu Efes Biracilik Ve Malt Sanayii AS	41,874	524,074
Anheuser-Busch InBev NV	72,633	7,971,269
Anheuser-Busch InBev NV Strip VVPR †(a)	6,960	0
Arca Continental SAB de CV	178,900	1,160,105
Asahi Breweries Limited	94,600	2,666,084
Britvic plc	18,843	235,779
Brown-Forman Corporation Class B	96,121	8,907,533
C&C Group plc	39,716	243,625
Carlsberg AS	10,130	1,052,732
Carlsberg Brewery Malaysia Bhd	27,300	104,850

12

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Beverages (continued)
Coca-Cola Amatil Limited	95,306	$839,069
Coca-Cola Central Japan Company Limited	8,300	196,167
Coca-Cola Enterprises Incorporated	156,900	7,160,916
Coca-Cola Femsa SA	110,500	1,276,167
Coca-Cola HBC AG—London Exchange	17,518	402,869
Coca-Cola Icecek Uretim AS	15,881	421,368
Coca-Cola West Japan Company Limited	14,900	248,528
Compania Cervecerias Unidas SA	26,092	306,884
Constellation Brands Incorporated Class A †	98,800	8,312,044
Cott Corporation	9,100	64,119
Davide Campari-Milano SpA	22,742	194,530
Diageo plc	226,919	7,299,134
Dr Pepper Snapple Group Incorporated	130,940	7,555,238
Fomento Economico Mexicano Sab de CV	504,400	4,789,574
Fraser & Neave Holdings	12,000	68,347
Guinness Anchor Bhd	33,500	139,714
Heineken Holding NV	9,870	651,322
Heineken NV	20,410	1,438,670
Hey Song Corporation	74,250	78,743
Hite Jinro Company Limited	6,516	137,959
ITO EN Limited	11,400	260,251
Kirin Brewery Company Limited	188,900	2,670,207
Lotte Chilsung Beverage Company Limited	132	205,724
LT Group Incorporated	735,600	249,151
Molson Coors Brewing Company	104,972	6,899,810
Monster Beverage Corporation †	80,552	5,588,698
PepsiCo Incorporated	202,863	17,918,889
Pernod-Ricard SA	18,977	2,326,871
Remy Cointreau SA	1,980	183,535
SABMiller plc	80,862	4,487,755
Sapporo Holdings Limited	76,000	318,782
Suntory Beverage & Food Limited	23,100	881,567
Takara Holdings Incorporated	39,000	277,367
Thai Beverage PCL	2,160,000	1,084,908
The Coca-Cola Company	502,366	20,551,793
Treasury Wine Estates Limited	114,523	554,220
Tsingtao Brewery Company Limited	70,000	550,758
United Spirits Limited	20,845	994,133
		138,846,701

Food & Staples Retailing : 1.55%
Aeon Company Limited	157,400	1,897,149
Ain Pharmaciez Incorporated	2,200	100,167
Alimentation Couche Tard Incorporated	39,729	1,078,688
ARCS Company Limited	9,300	188,010
Axfood AB	1,584	86,396
Big C Supercenter PCL ADR	174,400	1,001,352
Bim Birlesik Magazalar AS	67,584	1,483,858
Booker Group plc	194,495	464,241
C.P. Seven Eleven PCL	830,800	1,151,429
Carrefour SA «	62,398	2,268,492
Casey’s General Stores Incorporated	84,110	5,991,155
Casino Guichard Perrachon SA	5,420	697,896
Cawachi Limited	2,100	38,638
Cencosud SA	244,002	854,877
China Resources Enterprise Limited	266,000	746,232
Cocokara Fine Incorporated	4,000	113,517
Colruyt SA	6,243	349,810
Cosmos Pharmaceutical Corporation	1,800	185,128
Costco Wholesale Corporation	99,327	11,523,919
Dairy Farm International Holdings Limited	52,200	547,578
Delhaize Group SA «	10,066	715,712
Distribuidora Internacional SA	61,010	563,614
Dongsuh Company Incorporated	12,182	195,829

13

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food & Staples Retailing (continued)
E-MART Company Limited	4,953	$1,136,054
Empire Company Limited	2,672	161,385
Eurocash SA	15,296	219,310
FamilyMart Company Limited	12,400	531,081
George Weston Limited	5,500	400,719
Heiwado Company Limited	8,100	118,238
Inageya Company Limited	5,500	54,622
Izumiya Company Limited (a)	15,000	75,099
J Sainsbury plc	119,290	692,040
Jeronimo Martins SA	20,490	350,114
Kasumi Company Limited	10,000	70,432
Kato Sangyo Company Limited	5,600	118,436
Kesko Oyj	7,559	334,676
Kesko Oyj Class A	1,500	63,939
Koninklijke Ahold NV «	92,779	1,685,868
Lawson Incorporated	13,100	940,678
Life Corporation	4,000	63,536
Loblaw Companies Limited	15,709	662,087
Magnit OJSC Sponsored GDR	68,877	4,008,641
Massmart Holdings Limited	23,414	301,868
Matsumotokiyoshi Holdings Company Limited	9,100	311,081
Metcash Limited	162,807	431,821
Metro AG	12,722	531,012
Metro Incorporated	9,679	597,807
OKUWA Company Limited	6,000	54,342
President Chain Store Corporation	126,032	1,042,368
Puregold Price Club Incorporated	289,300	276,374
Rallye SA	2,005	104,501
Rite Aid Corporation †	1,960,980	16,393,793
Ryoshoku Limited	4,200	100,090
Safeway Incorporated	154,716	5,312,947
Seven & I Holdings Company Limited	156,180	6,241,063
Shoprite Holdings Limited	81,698	1,273,691
Sligro Food Group NV	1,429	63,201
Sonae SGPS SA	93,661	164,189
SPAR Group Limited	29,921	356,218
Sugi Pharmacy Company Limited	8,400	395,658
Sun Art Retail Group Limited	518,000	608,669
Sundrug Company Limited	6,600	295,963
Super-Sol Limited	1,882	6,890
Sysco Corporation	83,348	3,128,050
Tesco plc	770,024	3,917,960
The Fresh Market Incorporated †«	90,109	2,761,841
The Jean Coutu Group PJC Incorporated	9,211	199,630
The Kroger Company	68,400	3,265,416
The Maruetsu Incorporated	2,000	6,876
Tsuruha Holdings Incorporated	6,600	353,988
United Natural Foods Incorporated †	105,079	7,083,375
UNY Company Limited	43,900	277,286
Valor Company Limited	9,100	143,830
Wal-Mart de Mexico SAB de CV	1,321,710	3,362,745
Wal-Mart Stores Incorporated	218,743	16,792,900
Walgreen Company	115,200	8,284,032
Welcia Holdings Company	2,400	144,519
Wesfarmers Limited	230,981	9,320,771
Whole Foods Market Incorporated	80,242	3,068,454
William Morrison Supermarkets plc	218,799	739,736
Woolworths Limited	249,293	8,707,128
Yaoko Company Limited	2,300	112,176
Yokohama Reito Company	7,100	54,750
		150,519,651

Food Products : 2.07%
Ajinomoto Company Incorporated	120,000	1,874,263

14

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Food Products (continued)
Alicorp SA	148,947	$457,801
Archer Daniels Midland Company	86,500	3,887,310
Ariake Japan Company Limited	5,600	139,450
Aryzta AG	9,603	895,422
Asiatic Development Bhd	46,000	160,921
Associated British Foods plc	34,117	1,725,900
Barry Callebaut AG	233	307,805
BRF Brasil Foods SA	163,200	3,511,973
Bunge Limited	94,345	7,331,550
CALBEE Incorporated	20,700	582,772
Campbell Soup Company	119,300	5,475,870
Chaoda Modern Agriculture Limited †(a)	277,776	0
Charoen Pokphand Food PCL	445,500	376,565
China Agri-Industries Holdings Limited	700	289
China Fishery Group Limited	36,922	11,333
China Green Holdings Limited †	48,000	2,446
China Huishan Dairy Holdings Company Limited †	1,506,000	357,418
China Huiyuan Juice Group †	21,500	11,952
China Mengniu Dairy Company	347,000	1,703,010
CJ Cheiljedang Corporation	1,850	598,412
ConAgra Foods Incorporated	282,514	9,125,202
Corbion NV	8,986	200,275
Dairy Crest Group plc	6,886	53,903
Danone SA	54,070	4,026,532
Darling Ingredients Incorporated †	354,500	7,086,455
Dean Foods Company	215,700	3,748,866
Dydo Drinco Incorporated	1,900	77,362
Ebro Puleva SA	6,042	137,132
Ezaki Glico Company Limited	20,000	256,385
Felda Global Ventures Holdings Bhd	469,000	618,911
Flowers Foods Incorporated	110,450	2,302,883
Fuji Oil Company Limited	13,300	166,315
Futuris Corporation Limited †	36,531	4,590
General Mills Incorporated	81,600	4,482,288
Global Bio-Chem Technology Group Company Limited †	179,200	6,472
Golden Agri-Resources Limited	1,248,045	572,133
Goodman Fielder Limited	268,842	170,134
GrainCorp Limited	43,413	355,944
Grupo Bimbo Sab de CV	544,700	1,576,925
Hain Celestial Group Incorporated †	108,933	9,882,402
Hokuto Corporation	5,200	99,709
House Foods Corporation	16,400	297,713
Indofood Agri Resources Limited	39,000	31,093
Indofood CBP Sukses Makmur Tbk	384,000	335,486
Ingredion Incorporated	49,705	3,785,036
IOI Corporation Bhd	654,346	1,004,023
Itoham Foods Incorporated	35,000	152,996
J-Oil Mills Incorporated	19,000	57,112
JBS SA	181,023	606,023
Kagome Company Limited «	16,000	273,163
KAMEDA SEIKA Company Limited	2,900	87,598
Kellogg Company	37,300	2,572,954
Kerry Group plc Class A - Dublin Exchange	15,076	1,147,765
Keurig Green Mountain Incorporated	77,792	8,773,382
Khon Kaen Sugar Industry PCL	23,320	9,731
Kikkoman Corporation	38,000	763,360
Kraft Foods Group Incorporated	77,492	4,607,674
Kuala Lumpur Kepong Bhd	99,100	737,775
Kulim (Malaysia) Bhd †	101,600	110,675
Lancaster Colony Corporation	41,769	3,729,554
Lindt & Spruengli AG	10	594,640
Lindt & Spruengli AG - Participation Certificate	96	475,765
Lotte Confectionery Company Limited	228	393,558
Maple Leaf Foods Incorporated	14,491	250,048
Marico Kaya Enterprises Limited †(a)	1,401	2,075

15

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Food Products (continued)
Marine Harvest ASA	25,295	$303,816
Marudai Food Company Limited	35,000	109,676
Maruha Nichiro Corporation †	8,700	137,251
McCormick & Company Incorporated	78,300	5,661,873
Mead Johnson Nutrition Company	45,720	4,090,568
Megmilk Snow Brand Company Limited	9,100	117,281
Meiji Holdings Company Limited	14,900	938,202
Mitsui Sugar Company Limited	17,000	64,126
Mondelez International Incorporated Class A	224,855	8,459,045
Morinaga & Company Limited	51,000	107,711
Morinaga Milk Industry Company Limited	43,000	164,735
Nestle India Limited	4,820	404,671
Nestle Malaysia Bhd	10,000	209,337
Nestle SA	312,322	24,500,972
Nestle SA ADR	15	1,179
Nichirei Corporation	52,000	255,914
Nippon Flour Mills Company Limited	38,000	200,825
Nippon Meat Packers Incorporated	39,000	758,546
Nippon Suisan Kaisha Limited †	41,400	130,544
Nisshin Seifun Group Incorporated	46,200	536,428
Nissin Food Products Company Limited	16,700	812,033
Nong Shim Company Limited	901	274,221
Nutreco NV	6,894	303,917
Orion Corporation	971	798,539
Orkla ASA	72,715	643,474
Osem Investment Limited	3,453	79,018
PPB Group Bhd	119,200	581,717
Premier Foods plc †	25,209	24,931
PT Astra Agro Lestari Tbk	71,500	167,344
PT Charoen Pokphand Indonesia Tbk	1,636,000	528,985
PT Indofood Sukses Makmur Tbk	993,924	581,031
QP Corporation	24,000	360,707
Ridley Corporation Limited	11,389	9,009
Riken Vitamin Company Limited	2,000	49,116
Sakata Seed Corporation	5,700	76,485
Saputo Incorporated	12,604	681,520
Showa Sangyo Company Limited	27,000	90,177
Shree Renuka Sugars Limited	50,603	21,238
Standard Foods Corporation	65,596	180,695
Strauss Group Limited	1,291	24,530
Suedzucker AG	5,793	117,661
Tata Tea Limited	45,086	113,764
Tate & Lyle plc	44,144	512,409
Thai Union Frozen Products PCL	37,044	76,728
The Hershey Company	33,800	3,290,092
The Nisshin Oillio Group Limited	21,000	72,613
Tiger Brands Limited	43,269	1,226,498
Tingyi Holding Corporation	498,000	1,419,563
Toyo Suisan Kaisha Limited	20,000	608,055
TreeHouse Foods Incorporated †	79,723	5,975,239
Tyson Foods Incorporated Class A	179,609	7,626,198
Uni-President Enterprises Corporation	1,149,244	2,012,150
Unilever NV	157,737	6,829,009
Unilever plc ADR	115,537	5,190,167
United Plantations Bhd	17,000	144,974
Universal Robina Corporation	238,100	810,808
Viscofan SA «	4,011	230,104
Vitasoy International Holdings Limited	188,000	254,128
Want Want China Holdings Limited	1,798,000	2,509,285
Wei Chuan Food Corporation	140,000	210,102
Wilmar International Limited	474,930	1,215,439
Yakult Honsha Company Limited	31,100	1,558,055
Yamazaki Baking Company Limited	34,000	401,120
		201,008,027

16

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Household Products : 0.79%
Church & Dwight Company Incorporated	82,400	$5,704,552
Clorox Company	76,500	6,855,930
Colgate-Palmolive Company	203,016	13,886,294
Henkel AG & Company KGaA	11,153	1,130,967
Hindustan Unilever Limited	249,278	2,545,302
Kimberly-Clark Corporation	50,316	5,653,003
LG Household & Health Care Limited Class H	2,428	1,213,762
Lion Corporation	52,000	298,310
Pigeon Corporation	7,000	325,589
Procter & Gamble Company	359,582	29,050,630
PT Unilever Indonesia Tbk «	256,000	638,630
PZ Cussons plc	28,166	166,186
Reckitt Benckiser Group plc	61,638	5,269,194
ST Corporation	700	6,491
Svenska Cellulosa AB Class A	7,500	208,906
Svenska Cellulosa AB Class B	56,712	1,577,970
Uni-Charm Corporation	29,400	1,780,173
		76,311,889

Personal Products : 0.29%
Aderans Company Limited	6,500	97,053
Amorepacific Corporation	663	941,665
Amorepacific Group	757	509,020
Avon Products Incorporated	277,900	3,971,191
BaWang International Group Holding Limited †	82,000	3,860
Beiersdorf AG	10,132	1,023,151
Colgate-Palmolive Company India Limited	6,799	159,573
Dabur India Limited	131,061	417,980
Dr. Ci Labo Company Limited «	4,400	140,904
Emami Limited	9,988	78,853
Estee Lauder Companies Incorporated Class A	55,820	4,276,928
Euglena Company Limited †«	10,800	111,395
FANCL Corporation	7,300	86,840
Godrej Consumer Products Limited	26,964	355,656
Hengan International Group Company Limited	203,500	2,158,904
Kao Corporation	101,000	3,991,385
Kobayashi Pharmaceutical Company Limited	5,600	359,764
Kose Corporation	4,900	172,559
L’Oreal SA	23,650	4,126,528
Mandom Corporation	3,200	108,919
Marico Limited	70,088	289,355
Milbon Company Limited	2,000	67,976
Natura Cosmeticos SA	45,000	775,543
NU Skin Enterprises Incorporated Class A	36,400	2,687,776
Oriflame Cosmetics SA «	2,947	73,103
Pola Orbis Holdings Incorporated	3,800	148,193
Shiseido Company Limited	76,800	1,290,813
		28,424,887

Tobacco : 0.70%
Altria Group Incorporated	262,680	10,916,981
British American Tobacco Malaysia Bhd	28,400	555,979
British American Tobacco plc	176,085	10,627,000
Eastern Company	2,662	57,500
Imperial Tobacco Group plc	94,358	4,257,741
ITC Limited	496,529	2,871,701
Japan Tobacco Incorporated	227,000	7,679,646
KT&G Corporation	30,094	2,448,345
Lorillard Incorporated	48,900	3,040,113
Philip Morris International Incorporated	211,950	18,766,053
PT Gudang Garam Tbk	106,500	474,803
Reynolds American Incorporated	38,462	2,293,489

17

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Tobacco (continued)
Souza Cruz SA	85,600	$876,900
Swedish Match AB	21,840	763,029
Universal Corporation	53,800	2,880,990
		68,510,270

Energy : 7.40%
Energy Equipment & Services : 1.59%
Aban Offshore Limited	2,949	35,319
Aker Solutions ASA	17,388	305,415
AMEC plc	31,672	641,310
Atwood Oceanics Incorporated †	126,000	6,218,100
Baker Hughes Incorporated	58,300	4,111,316
Bourbon SA «	4,428	138,527
Bristow Group Incorporated	80,500	6,116,390
Bumi Armada Bhd	170,300	186,572
Calfrac Well Services Limited	1,959	67,065
Cameron International Corporation †	48,838	3,123,190
CARBO Ceramics Incorporated «	43,100	5,929,267
CGG SP ADR †	689	9,295
China Oilfield Services Limited Class H	474,000	1,168,959
Compagnie Generale de Geophysique Veritas †	16,437	221,820
Core Laboratories NV	26,884	4,297,407
Dresser-Rand Group Incorporated †	47,541	2,909,509
Dril-Quip Incorporated †	88,510	9,047,492
Enerflex Limited	4,043	60,889
Ensign Energy Services Incorporated	11,978	179,289
Ezra Holdings Limited	125,000	108,128
FMC Technologies Incorporated †	140,304	8,146,050
Fred Olsen Energy ASA «	4,001	109,564
Fugro NV	7,087	408,887
Halliburton Company	1	65
Helix Energy Solutions Group Incorporated †	216,195	5,054,639
Helmerich & Payne Incorporated	72,400	7,960,380
Hunting plc	13,249	182,105
John Wood Group plc	30,475	402,017
KNM Group Bhd †	12	3
Kvaerner ASA	10,061	19,860
McDermott International Incorporated †«	519,100	3,768,666
Modec Incorporated	3,100	68,791
Mullen Group Limited	6,400	171,761
Nabors Industries Limited	169,100	4,435,493
Noble Corporation plc	164,900	5,187,754
Oceaneering International Incorporated	64,168	4,623,304
Oil States International Incorporated	35,300	3,797,574
Pason Systems Incorporated	10,745	292,829
Patterson-UTI Energy Incorporated	95,079	3,146,164
Petrofac Limited	25,283	534,827
Petroleum Geo-Services ASA	19,980	215,579
Precision Drilling Corporation	20,412	264,868
Prosafe ASA	26,130	218,774
Saipem SpA	23,203	604,750
Sapurakencana Petroleum Bhd †	640,922	831,822
Savanna Energy Services Corporation	11,539	87,263
SBM Offshore NV †	17,972	292,390
Schlumberger Limited	300,805	31,295,752
Schoeller-Bleckmann Oilfield Equipment AG	1,839	219,147
Seacor Holdings Incorporated †	41,200	3,299,296
Seadrill Limited	33,756	1,272,789
Shawcor Limited Class A	4,528	229,595
Shinko Plantech Company Limited	7,600	58,829
Subsea 7 SA	26,952	538,779
Technip SA «	10,276	1,103,529
Tecnicas Reunidas SA	2,168	134,866

18

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Energy Equipment & Services (continued)
Tenaris SA	45,222	$1,012,201
TGS Nopec Geophysical Company ASA «	10,707	348,906
Tidewater Incorporated	35,240	1,836,709
Toyo Kanetsu K. K.	23,000	56,709
Trican Well Service Limited	16,245	249,001
Trinidad Drilling Limited	7,400	78,484
Unit Corporation †	95,900	6,091,568
Weatherford International Limited †	456,339	9,897,993
WorleyParsons Limited	36,573	546,629
		153,972,220

Oil, Gas & Consumable Fuels : 5.81%
Advantage Oil & Gas Limited †	8,522	51,244
AET&D Holdings No. 1 Limited †(a)	20,314	0
Afren plc †	100,824	257,896
Alpha Natural Resources Incorporated †«	510,100	1,724,138
Altagas Limited	11,048	491,011
Anadarko Petroleum Corporation	117,100	12,044,906
Apache Corporation	53,000	4,940,660
ARC Resources Limited «	29,540	851,356
Athabasca Oil Corporation †	28,194	196,315
Aurora Oil & Gas Limited †	85,102	331,057
Australian Worldwide Exploration Limited †	77,909	128,698
Bankers Petroleum Limited †	23,555	141,421
Banpu PCL	142,000	125,434
Bayan Resources Group †	170,500	116,831
Baytex Energy Corporation «	11,349	474,035
Beach Petroleum Limited	243,921	375,693
BG Group plc	307,585	6,295,153
Bharat Petroleum Corporation Limited	36,149	319,278
Birchcliff Energy Limited †	4,522	56,092
Bonavista Energy Corporation	16,745	249,870
BP plc	1,636,041	13,793,918
Brightoil Petroleum Holdings Limited †	514,000	135,247
Cabot Oil & Gas Corporation	249,824	9,053,622
Cairn Energy plc †	48,348	159,975
Caltex Australia Limited	22,940	477,153
Cameco Corporation	37,200	743,794
Canadian Natural Resources Limited	103,154	4,198,272
Canadian Oil Sands Limited	45,830	964,108
Cenovus Energy Incorporated	72,271	2,150,867
Cheniere Energy Incorporated †	130,400	8,881,544
Chesapeake Energy Corporation	74,832	2,149,175
Chevron Corporation	254,423	31,240,600
China Coal Energy Company «	929,962	530,177
China Petroleum & Chemical Corporation	6,661,600	6,040,417
China Shenhua Energy Company Limited	891,500	2,443,505
Cimarex Energy Company	55,500	7,166,715
CNOOC Limited	4,196,000	7,198,137
Coal India Limited	146,299	918,299
Coal of Africa Limited †	38,864	2,279
Concho Resources Incorporated †	62,328	8,214,830
Connacher Oil & Gas Limited †	22,597	4,376
ConocoPhillips Company	166,567	13,315,366
Continental Resources Incorporated †«	9,867	1,384,932
Corridor Resources Incorporated †	1,363	2,401
Cosan SA Industria Comercio Npv	23,400	393,151
Cosmo Oil Company Limited	129,000	247,102
Crescent Point Energy Corporation «	36,103	1,480,013
Crew Energy Incorporated †	7,839	75,404
Dart Energy Limited †	34,277	5,423
Delek Group Limited	312	132,198
DNO ASA †	102,500	371,736
Dragon Oil plc	21,264	217,163

19

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ecopetrol SA Sponsored ADR «	63,212	$2,307,870
Empresas Copec SA	115,354	1,534,722
Enbridge Incorporated	77,200	3,668,833
Encana Corporation	70,534	1,642,519
Energen Corporation	46,326	3,955,314
Energy Resources of Australia Limited †	13,099	16,031
Energy XXI (Bermuda) Limited «	153,800	3,299,010
Enerplus Corporation «	20,247	460,847
ENI SpA	247,150	6,296,708
ENI SpA ADR «	4,276	217,349
EnQuest plc - United Kingdom Exchange †	56,296	132,769
EOG Resources Incorporated	123,296	13,044,717
EQT Corporation	89,400	9,555,072
Esso Thailand PCL †	26,300	4,767
Establissements Maurel et Prom	5,783	99,406
EXCO Resources Incorporated «	416,374	2,190,127
Exxaro Resources Limited	30,766	402,527
Exxon Mobil Corporation	577,831	58,089,350
Formosa Petrochemical Corporation	366,590	896,135
Galp Energia SGPS SA	20,077	355,784
Gazprom ADR	1,577,489	12,858,113
Golar LNG Limited	2,733	123,440
Gran Tierra Energy Incorporated †	23,505	169,519
Grupa Lotos SA †	10,126	124,157
GS Holdings Corporation	22,513	956,615
Gulf Keystone Petroleum Limited †«	88,919	143,084
Gulfport Energy Corporation †	48,900	3,008,817
Hess Corporation	35,500	3,241,150
Hidili Industry International Development Limited †	88,000	10,215
HollyFrontier Corporation	128,985	6,352,511
Husky Energy Incorporated «	26,600	897,134
Idemitsu Kosan Company Limited	21,600	448,338
Imperial Oil Limited	23,700	1,166,968
Indian Oil Corporation Limited	127,246	775,449
Inpex Holdings Incorporated	211,800	3,054,248
IRPC PCL	974,221	105,049
Itochu Enex Company Limited	6,000	38,487
Ivanhoe Energy Incorporated †	2,988	1,254
Japan Petroleum Exploration Company	7,300	302,972
JX Holdings Incorporated	488,400	2,542,750
Karoon Gas Australia Limited †(a)	31,102	71,205
Keyera Corporation	7,024	475,673
Kodiak Oil & Gas Corporation †	584,100	7,435,593
Koninklijke Vopak NV	6,083	309,915
Kunlun Energy Company Limited	780,000	1,271,671
Lightstream Resources Limited «	12,979	91,929
Long Run Exploration Limited	449	2,273
Lubelski Wegiel Bogdanka SA	8,893	337,084
Lukoil ADR	110,894	6,274,383
Lukoil ADR	27,399	1,549,687
Lundin Petroleum AB †	23,462	458,932
Mangalore Refinery & Petrochemicals Limited †	21,310	24,127
Marathon Oil Corporation	98,361	3,605,914
Maratrthon Petroleum Corporation	39,588	3,538,771
Meg Energy Corporation †	12,100	422,267
Mitsuuroko Holdings Company Limited	10,000	54,519
MOL Hungarian Oil & Gas plc	10,411	600,190
Mongolia Energy Company Limited †	277,000	5,752
Murphy Oil Corporation	112,300	6,925,541
Neste Oil Oyj «	15,503	317,416
New Hope Corporation Limited	33,755	93,614
New Zealand Oil & Gas Limited	22,428	14,760
Newfield Exploration Company †	84,400	3,078,912
Niko Resource Limited †«	5,137	10,186
Nippon Gas Company Limited	8,800	170,381

20

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Noble Energy Incorporated	79,494	$5,729,133
NovaTek OAO	6,672	708,245
NovaTek OAO Sponsored GDR	27,002	3,132,232
NuVista Energy Limited †	3,905	40,120
Oasis Petroleum Incorporated †	56,700	2,806,650
Oil & Natural Gas Corporation Limited	461,642	2,954,306
Oil India Limited	23,455	226,274
Oil Refineries Limited †	49,320	14,566
Oil Search Limited	194,333	1,705,472
OMV AG	14,891	616,876
ONEOK Incorporated	122,392	7,893,060
Ophir Energy plc †	50,585	217,912
Origin Energy Limited	214,079	3,006,420
PA Resources AB †	1,136	1,214
Pacific Rubiales Energy Corporation	30,807	602,048
Paladin Energy Limited †	189,449	68,761
Paz Oil Company Limited	173	28,285
Peabody Energy Corporation	173,000	2,795,680
Pembina Pipeline Corporation «	28,155	1,111,607
Pengrowth Energy Corporation «	42,515	268,586
Penn West Petroleum Limited «	42,170	391,637
Petrobras Energia SA †	3,538	19,990
PetroChina Company Limited	5,508,000	6,571,563
Petroleo Brasileiro SA	791,345	5,559,867
Petronas Dagangan Bhd	54,000	424,202
Petronet LNG Limited	37,495	98,576
Peyto Exploration & Development Corporation «	13,213	468,907
Phillips 66	78,458	6,652,454
Pioneer Natural Resources Company	31,300	6,578,008
Polish Oil & Gas	349,279	535,324
Polski Koncern Naftowy Orlen SA	69,716	969,238
Premier Oil plc	62,107	366,445
PT Adaro Energy Tbk	4,031,000	422,953
PT Bumi Resources Tbk †	4,613,358	79,030
PT Indika Energy Tbk	202,500	11,881
PT Indo Tambangraya Megah Tbk	86,500	212,268
PT Tambang Batubara Bukit Asam Tbk	159,500	146,180
PTT Exploration & Production PCL ADR	297,271	1,389,921
PTT PCL - Foreign Exchange	193,700	1,734,627
QEP Resources Incorporated	115,000	3,673,100
Questerre Energy Corporation †(a)	8,414	9,870
Range Resources Corporation	96,945	9,011,038
Reliance Industries Limited	408,987	7,369,241
Reliance Industries Limited GDR 144A	2,006	71,755
Repsol YPF SA	86,664	2,441,281
Roc Oil Company Limited †	8,115	4,040
Rosetta Resources Incorporated †	134,400	6,334,272
Rosneft OJSC GDR †	492,009	3,190,137
Royal Dutch Shell plc Class A - Amsterdam Exchange	98,323	3,866,066
Royal Dutch Shell plc Class A - London Exchange	292,420	11,494,112
Royal Dutch Shell plc Class B	232,373	9,484,406
S-Oil Corporation	8,742	472,147
SandRidge Energy Incorporated †«	255,550	1,704,519
Santos Limited	171,084	2,311,864
Saras SpA †	12,269	18,146
Sasol Limited	133,832	7,527,232
Semgroup Corporation Class A	94,000	6,386,360
Showa Shell Sekiyu KK	37,700	406,627
Silverwillow Energy Corporation †	1,901	614
SK Energy Company Limited	14,381	1,501,251
SM Energy Company	41,700	3,161,277
SOCO International plc	30,069	211,687
Southwestern Energy Company †	79,513	3,615,456
Spectra Energy Corporation	88,112	3,575,585
Spyglass Resources Corporation	2,042	3,277

21

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Statoil ASA	99,008	$3,034,220
Storm Resources Limited †	281	1,296
Suncor Energy Incorporated	136,487	5,252,792
Surgutneftegas SP ADR	257,109	1,885,895
Talisman Energy Incorporated	97,600	1,008,134
Tatneft ADR	15,590	557,343
Tatneft Sponsored ADR	63,100	2,255,825
Teekay Corporation	83,135	4,809,360
Tesoro Corporation	84,900	4,771,380
Thai Oil PCL	104,800	158,812
The Williams Companies Incorporated	89,900	4,221,704
Tonengeneral Sekiyu KK	53,000	508,134
Total SA «	206,933	14,521,515
Touchstone Exploration Incorporated †	3,068	2,546
Tourmaline Oil Corporation †	13,128	653,797
TransCanada Corporation	66,600	3,100,588
Transglobe Energy Corporation	11,093	76,934
Tullow Oil plc	85,595	1,209,488
Tupras Turkiye Petrol Rafinerileri AS	26,905	654,217
Ultra Petroleum Corporation †«	95,900	2,591,218
Ultrapar Participacoes SA	109,300	2,627,240
Valero Energy Corporation	66,951	3,752,604
Veresen Incorporated	17,802	279,270
Vermilion Energy Incorporated «	9,494	641,105
Washington H. Soul Pattinson & Company Limited	25,619	351,674
Western Refining Incorporated «	34,800	1,427,496
White Energy Company Limited †	56,094	8,875
Whitehaven Coal Limited †	113,230	156,486
Woodside Petroleum Limited	118,676	4,657,499
World Fuel Service Corporation	153,482	7,115,426
WPX Energy Incorporated †	128,282	2,717,013
Yanchang Petroleum International Limited †	280,000	14,446
Yanzhou Coal Mining Company Limited	442,000	348,335
		564,672,354

Financials : 21.12%
Banks : 8.38%
77 Bank Limited	73,000	349,941
Affin Holdings Bhd	72,100	81,906
Agricultural Bank of China Limited	6,254,000	2,791,046
Agricultural Bank of Greece †(a)	342	0
Akbank TAS	440,661	1,718,607
Alior Bank SA †	10,058	276,782
AMMB Holdings Bhd	186,100	425,140
Aozora Bank Limited	218,000	668,134
Associated Banc-Corp	356,605	6,144,304
Asya Katilim Bankasi AS †	100,851	76,934
Australia & New Zealand Banking Group Limited	528,013	16,456,826
Axis Bank Limited	51,447	1,598,653
Banca Carige SpA †«	33,259	19,935
Banca Monte dei Paschi di Siena SpA †«	6,073	205,804
Banca Piccolo Credito Valtellinese Scarl †	9,849	14,231
Banca Popolare dell’Emilia Romagna Scarl †	26,943	301,164
Banca Popolare dell’Etruria e del Lazio †	258	328
Banca Popolare di Milano Scarl †	484,767	442,743
Banca Popolare di Sondrio Scarl «	24,645	162,868
Banco Bilbao Vizcaya Argentaria SA	519,916	6,664,836
Banco Bradesco SA	156,670	2,235,046
Banco Comercial Portugues SA †«	1,245,192	325,388
Banco Continental Peru	31,393	63,910
Banco de Brasil SA	288,985	2,937,191
Banco de Chile	6,068,671	809,723
Banco de Credito del Peru	4,723	10,998

22

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Banks (continued)
Banco de Credito e Inversiones	9,827	$565,110
Banco de Sabade SA	321,738	1,063,111
Banco Espirito Santo SA †«	196,685	266,771
Banco Itau Holding Financeira SA	176,990	2,554,951
Banco Popolare Societa Cooperativa †	39,538	762,632
Banco Popular Espanol SA	149,341	1,054,718
Banco Santander Brasil SA	213,914	1,437,997
Banco Santander Central Hispano SA	1,036,822	10,633,999
Banco Santander Central Hispano SA ADR «	87,065	889,804
Banco Santander Chile SA	13,980,264	872,749
Bancolombia SA ADR «	36,000	2,006,280
BancorpSouth Incorporated	190,673	4,480,816
Bangkok Bank PCL	76,900	433,338
Bangkok Bank PCL	31,000	174,688
Bank BPH SA †	309	4,887
Bank Handlowy w Warszawie SA	8,631	340,666
Bank Hapoalim Limited	105,587	615,459
Bank Leumi Le - Israel Exchange †	148,085	585,256
Bank Millennium SA	93,393	253,957
Bank of America Corporation	1,410,966	21,362,025
Bank of Baroda	16,312	232,616
Bank of China Limited	17,901,100	8,519,990
Bank of Communications Limited	2,112,350	1,414,055
Bank of Cyprus PCL †(a)	115,392	0
Bank of East Asia Limited	268,846	1,094,047
Bank of Greece	900	17,470
Bank of Hawaii Corporation	98,517	5,493,308
Bank of India	22,645	118,514
Bank of Ireland plc - Europe Exchange †	2,392,830	919,824
Bank of Kyoto Limited	72,000	596,935
Bank of Montreal «	62,035	4,364,133
Bank of Nova Scotia	108,505	6,967,816
Bank of Queensland Limited	68,292	762,671
Bank of the Philippine Islands	347,596	671,280
Bank of the Ryukyus Limited	7,500	101,449
Bank of Yokohama Limited	252,000	1,403,576
Bank Pekao SA	31,782	1,943,196
Bank Zachodni WBK SA	6,822	822,971
Bankia SA †	318,040	646,403
Bankinter SA	39,803	315,453
Banque Cantonale Vaudoise Waadtlaender Kantonalbank	244	135,147
Barclays Africa Group Limited	90,379	1,315,948
Barclays plc	1,304,640	5,401,484
BDO Unibank Incorporated	350,788	708,711
Bendigo Bank Limited	82,324	898,692
Berner Kantonalbank AG	648	147,618
BNP Paribas SA	98,106	6,869,874
BNP Paribas SA ADR	1,680	58,632
BOC Hong Kong Holdings Limited	659,000	1,984,748
BOK Financial Corporation	16,662	1,046,040
Branch Banking & Trust Corporation	92,697	3,515,070
BRE Bank SA	3,102	507,125
BS Financial Group Incorporated	50,131	764,102
Bumiputra Commerce Holdings Bhd	742,748	1,696,785
Canadian Imperial Bank of Commerce «	38,100	3,361,289
Canadian Western Bank	8,239	284,182
Canara Bank	13,142	92,243
Cathay General Bancorp	168,009	4,037,256
Chang Hwa Commercial Bank	1,109,533	673,442
Chiba Bank Limited	168,000	1,090,845
China Banking Corporation	133,386	166,904
China CITIC Bank	2,069,000	1,203,566
China Construction Bank	21,339,990	15,661,721
China Development Financial Holding Corporation	3,636,338	1,105,981
China Merchants Bank Company Limited	1,204,022	2,217,663

23

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
China Minsheng Banking Corporation Limited	1,409,400	$1,447,039
China Trust Financial Holding Company Limited	3,813,648	2,429,197
CIT Group Incorporated	118,742	5,281,644
Citigroup Incorporated	409,936	19,500,656
City National Corporation	30,600	2,175,354
Comerica Incorporated	119,409	5,728,050
Commerce Bancshares Incorporated	51,895	2,252,762
Commercial International Bank	155,635	785,537
Commerzbank AG †	79,746	1,265,879
Commonwealth Bank of Australia	315,891	23,986,147
CorpBanca NPV	35,444,248	423,829
Credicorp Limited	17,248	2,695,000
Credit Agricole d’Ile de France	154	16,234
Credit Agricole SA «	105,257	1,642,141
Credito Emiliano SpA	1,169	11,481
Criteria CaixaCorp SA	77,693	472,558
Cullen Frost Bankers Incorporated	34,153	2,556,694
Dah Sing Banking Group Limited	36,901	61,589
Dah Sing Financial Holdings Limited	32,795	175,334
Danske Bank AS	64,716	1,819,057
DBS Group Holdings Limited	323,771	4,362,377
Dexia †	39,586	2,105
DGB Financial Group Incorporated	28,214	431,424
DnB Nor ASA	85,061	1,597,944
E.SUN Financial Holding Company Limited	1,270,435	838,893
East West Bancorp Incorporated	89,220	2,987,086
EnTie Commercial Bank	238,977	110,780
Erste Bank Der Oesterreichischen Sparkassen AG	26,833	932,358
Far Eastern International Bank	590,163	212,561
FIBI Holdings Limited †	970	25,068
Fifth Third Bancorp	116,100	2,402,109
First Financial Holding Company Limited	1,562,900	969,467
First Horizon National Corporation	529,312	6,065,916
First Niagara Financial Group Incorporated	227,045	1,954,857
First Republic Bank	80,589	4,098,757
FirstMerit Corporation	362,146	6,761,266
FNB Corporation PA	361,416	4,423,732
Fukuoka Financial Group Incorporated	165,000	714,784
Fulton Financial Corporation	435,640	5,205,898
Getin Noble Bank SA †	246,433	261,545
Glacier Bancorp Incorporated	165,066	4,336,284
Grupo Financiero Banorte SAB de CV	616,400	4,501,520
Grupo Financiero Inbursa SAB de CV	845,564	2,308,505
Grupo Financiero Santander SAB de CV	1,650,000	4,425,155
Gunma Bank Limited	92,000	481,690
Hana Financial Group Incorporated	75,684	2,748,571
Hancock Holding Company	180,132	6,084,859
Hang Seng Bank Limited	137,700	2,273,406
HDFC Bank Limited	245,309	3,291,060
HDFC Bank Limited ADR	4,473	201,419
Higashi-Nippon Bank Limited	24,000	58,232
Hokuhoku Financial Group Incorporated	305,000	602,210
Hong Leong Bank Bhd	97,760	422,318
Hong Leong Financial Group Bhd	68,900	330,240
HSBC Holdings plc	1,660,156	17,509,071
Hua Nan Financial Holdings Company Limited	1,584,970	969,942
Huntington Bancshares Incorporated	538,096	4,988,150
IBERIABANK Corporation	66,900	4,178,574
ICICI Bank Limited	117,408	2,817,573
ICICI Bank Limited ADR	4,228	210,005
Indian Overseas Bank	27,110	35,465
Indusind Bank Limited	81,278	734,446
Industrial & Commercial Bank of China Limited Class H	21,299,442	13,846,238
Industrial Bank of Korea	44,220	606,822
Industrial Development Bank of India Limited	65,269	103,388

24

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Banks (continued)
ING Bank Slaski SA	7,363	$319,133
International Bancshares Corporation	124,940	3,011,054
Intesa Sanpaolo RSP	86,693	247,223
Intesa Sanpaolo SpA	1,335,380	4,474,354
Israel Discount Bank Limited †	70,341	123,510
Itausa Investimentos Itau SA	52,534	205,887
Jimoto Holdings Incorporated	34,300	67,387
Joyo Bank Limited	145,000	712,181
JPMorgan Chase & Company	508,277	28,244,953
Jyske Bank AS †	7,244	400,486
Kansai Urban Banking Corporation	76,000	88,841
Kasikornbank PCL - Foreign Exchange	145,600	829,339
Kasikornbank PCL - Non-voting	118,800	678,495
KB Financial Group Incorporated	100,141	3,410,998
KBC Groep NV	24,231	1,442,441
KeyCorp	590,550	8,084,630
Kiatnakin Finance	6,000	7,813
King’s Town Bank	212,000	202,204
KJB Financial Group Company Limited †	5,204	58,151
KNB Financial Group Company Limited †	7,953	108,358
Komercni Banka AS	3,616	833,454
Kotak Mahindra Bank Limited	84,810	1,246,746
Krung Thai Bank PCL ADR	433,625	244,352
Laurentian Bank of Canada	1,861	81,473
Liu Chong Hing Bank Limited	5,771	11,627
Lloyds TSB Group plc †	4,809,550	6,276,887
Lloyds TSB Group plc ADR †«	3,708	19,504
M&T Bank Corporation «	84,421	10,246,177
Malayan Banking Bhd	715,848	2,201,238
Malaysian Plantations Bhd	96,700	147,172
MB Financial Incorporated	125,700	3,373,788
Mega Financial Holding Company Limited	2,211,187	1,847,234
Metropolitan Bank & Trust Company	248,660	474,531
Mitsubishi UFJ Financial Group Incorporated	2,771,770	15,601,417
Mitsubishi UFJ Financial Group Incorporated ADR	440	2,477
Miyazaki Bank Limited	34,000	107,210
Mizuho Financial Group Incorporated	4,742,000	9,223,143
National Australia Bank Limited	464,849	14,488,164
National Bank of Canada «	30,600	1,284,054
National Bank of Greece SA †	5,946	21,236
National Bank of Greece SA ADR †	486	1,774
National Penn Bancshares Incorporated	256,156	2,633,284
Natixis «	85,430	582,270
Nedbank Group Limited «	43,668	915,441
Nishi-Nippon City Bank Limited	144,000	308,369
Nordea Bank AB	282,459	4,165,975
North Pacific Bank Limited	60,600	235,138
Old National Bancorp	232,721	3,148,715
OTP Bank	46,916	1,025,056
Oversea-Chinese Banking Corporation Limited	472,346	3,671,668
PacWest Bancorp	125,261	5,063,050
PKO Bank Polski SA	240,626	3,220,032
PNC Financial Services Group Incorporated	69,787	5,950,737
Popular Incorporated †	226,742	6,843,074
PrivateBancorp Incorporated	142,500	3,806,175
Prosperity Bancshares Incorporated	127,700	7,423,201
PT Bank Central Asia Tbk	3,545,500	3,272,185
PT Bank CIMB Niaga Tbk †	220,500	19,453
PT Bank Danamon Indonesia Tbk	786,234	280,148
PT Bank Mandiri Persero Tbk	2,438,712	2,125,387
PT Bank Negara Indonesia Persero Tbk	1,689,000	690,790
PT Bank Pan Indonesia Tbk †	506,500	37,743
PT Bank Rakyat Indonesia Tbk	2,773,500	2,423,101
Public Bank Bhd	239,865	1,612,538
Punjab National Bank Limited	17,505	279,594

25

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Banks (continued)
Raiffeisen Bank International AG	3,869	$129,583
Regions Financial Corporation	939,600	9,574,524
Resona Holdings Incorporated	370,400	1,935,686
RHB Capital Bhd	193,599	506,141
Royal Bank of Canada «	130,800	9,003,885
Royal Bank of Scotland Group plc †	186,195	1,081,738
Sberbank of Russia ADR †	555,515	5,580,148
Sberbank Sponsored ADR †	137,254	1,390,383
Senshu Ikeda Holdings Incorporated	45,180	214,805
Seven Bank Limited	144,500	536,552
Shiga Bank	52,000	286,562
Shimizu Bank Limited	1,000	25,943
Shinhan Financial Group Company Limited	123,799	5,381,774
Shinsei Bank Limited	417,000	868,409
Shizuoka Bank Limited	128,000	1,200,786
Siam Commercial Bank PCL	345,600	1,673,786
Signature Bank †	29,700	3,439,854
Sinopac Financial Holdings Company Limited	1,751,667	776,948
Skandinaviska Enskilda Banken AB Class A	159,842	2,170,001
Sociedad Matriz Banco de Chile Class B	1,087,348	352,264
Societe Generale SA	75,627	4,357,139
St. Galler Kantonalbank	210	83,484
Standard Bank Group Limited	337,922	4,522,741
Standard Chartered plc	191,932	4,319,039
State Bank of India Limited	26,808	1,153,370
State Bank of India Limited GDR 144A	1,788	153,232
Sumitomo Mitsui Financial Group Incorporated	276,784	11,161,084
Sumitomo Mitsui Financial Group Incorporated ADR «	494	4,036
Sumitomo Mitsui Trust Holdings Incorporated	764,000	3,084,519
SunTrust Banks Incorporated	76,200	2,919,984
Suruga Bank Limited	44,000	757,250
Susquehanna Bancshares Incorporated	409,815	4,048,972
SVB Financial Group †	99,166	10,457,055
Svenska Handelsbanken AB	46,888	2,382,936
Swedbank AB	92,146	2,450,984
Sydbank AG †	8,747	233,402
Synovus Financial Corporation	304,731	7,027,097
Ta Chong Bank Limited †	345,758	116,461
Taishin Financial Holdings Company Limited	1,866,488	927,471
Taiwan Business Bank †	755,051	232,416
Taiwan Cooperative Financial Holdings	1,518,168	832,865
TCF Financial Corporation	361,698	5,747,381
Texas Capital Bancshares Incorporated †	89,100	4,561,920
Thanachart Capital plc	15,516	16,069
The Aichi Bank Limited - Tokai	1,900	93,040
The Akita Bank Limited - Akita	37,000	98,134
The Aomori Bank Limited	40,000	111,591
The Awa Bank Limited	49,000	265,697
The Bank of Iwate Limited	3,600	152,947
The Bank of Nagoya Limited	35,000	130,992
The Bank of Okinawa Limited	4,000	168,173
The Bank of Saga Limited	25,000	53,291
The Chiba Kogyo Bank Limited	4,700	31,949
The Chugoku Bank Limited	41,200	584,004
The Daisan Bank Limited	49,000	85,196
The Daishi Bank Limited	76,000	265,776
The Ehime Bank Limited	27,000	61,267
The Eighteenth Bank Limited	34,000	83,831
The Fukui Bank Limited	32,000	74,185
The Hachijuni Bank Limited	99,000	542,652
The Higo Bank Limited	41,000	211,847
The Hiroshima Bank Limited	120,000	538,703
The Hokkoku Bank Limited	58,000	189,155
The Hokuetsu Bank Limited	48,000	96,660
The Hyakugo Bank Limited	49,000	190,609

26

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Banks (continued)
The Hyakujushi Bank Limited	60,000	$202,750
The Iyo Bank Limited	62,000	581,631
The Juroku Bank Limited	69,000	238,585
The Kagoshima Bank Limited	37,000	232,613
The Kanto Tsukuba Bank Limited	15,600	52,562
The Keiyo Bank Limited	55,000	252,849
The Kiyo Bank Limited	15,200	183,953
The Michinoku Bank Limited	27,000	55,697
The Minato Bank Limited	79,000	135,806
The Musashino Bank Limited	6,600	216,218
The Nanto Bank Limited	51,000	196,385
The Ogaki Kyoritsu Bank Limited	68,000	182,358
The Oita Bank Limited	32,000	111,277
The San-in Godo Bank Limited	30,000	208,350
The Shikoku Bank Limited	41,000	87,397
The Tochigi Bank Limited	22,000	90,766
The Toho Bank Limited	57,000	192,053
Tisco Financial Group PCL	6,820	8,154
TMB Bank PCL	2,682,765	187,949
Tokyo Tomin Bank Limited	5,300	58,727
Tomony Holdings Incorporated	27,500	113,728
Toronto-Dominion Bank «	167,262	8,292,913
TOWA Bank Limited	58,000	52,986
Trustmark Corporation	147,189	3,407,425
TT Hellenic Postbank SA †(a)	8,178	0
Turkiye Garanti Bankasi AS	522,954	2,131,809
Turkiye Halk Bankasi AS	138,688	1,077,817
Turkiye Is Bankasi	315,808	898,910
Turkiye Vakiflar Bankasi Tao	219,660	529,932
Umpqua Holdings Corporation	386,261	6,400,345
Unicredit SpA «	520,469	4,537,107
Unione di Banche SpA	86,182	793,571
United Bankshares Incorporated «	134,193	4,066,048
United Mizrahi Bank Limited	8,324	112,878
United Overseas Bank Limited	262,695	4,726,960
US Bancorp	240,163	10,132,477
Valiant Holding AG	1,769	189,148
Valley National Bancorp «	453,458	4,394,008
VTB Bank OJSC GDR	437,100	1,174,051
Webster Financial Corporation	198,241	5,931,371
Wells Fargo & Company (l)	644,020	32,703,336
Westamerica Bancorporation «	59,598	2,918,514
Westpac Banking Corporation	608,918	19,505,450
Wing Hang Bank Limited	39,113	624,561
Wintrust Financial Corporation	100,700	4,388,506
Woori Finance Holdings Company Limited	68,591	806,795
Yachiyo Bank Limited	2,900	86,174
Yamagata Bank Limited «	33,000	145,550
Yamaguchi Financial Group	50,000	475,933
Yamanashi Chou Bank Limited	35,000	154,371
Yapi Ve Kredi Bankasi AS «	184,289	429,662
Yes Bank Limited	36,455	351,286
Zions Bancorporation	118,200	3,379,338
		813,946,317

Capital Markets : 1.52%
3I Group plc	93,011	673,353
Aberdeen Asset Management plc	107,379	801,129
Affiliated Managers Group Incorporated †	31,386	5,919,400
AGF Management Limited	6,067	71,956
Allied Properties (Hong Kong) Limited	297,208	50,985
Apollo Investment Corporation	1	8
Ashmore Group plc	39,880	236,170
Azimut Holding SpA	9,036	247,334

27

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Capital Markets (continued)
Bank of New York Mellon Corporation	149,956	$5,182,479
BlackRock Incorporated	27,874	8,498,783
Brewin Dolphin Holding plc	23,817	127,271
Canaccord Financial Incorporated	5,064	51,093
Capital Securities Corporation	362,713	132,454
Charles Schwab Corporation	153,500	3,869,735
China Cinda Asset Management Company Limited †	3,330,000	1,589,202
CI Financial Corporation	14,903	477,754
CITIC Securities Company Limited	182,000	392,501
Close Brothers Group plc	13,950	310,292
Credit Suisse Group AG	132,898	3,950,580
Daewoo Securities Company Limited †	41,552	353,937
Daiwa Securities Group Incorporated	342,000	2,758,173
Deutsche Bank AG «	92,311	3,739,149
Dundee Corporation Class A	3,983	59,398
Eaton Vance Corporation	77,900	2,893,985
EFG International	1,432	16,071
Egyptian Financial Group-Hermes Holding Company †	50,569	96,748
Federated Investors Incorporated Class B «	68,114	1,925,583
Financial Engines Incorporated	109,300	4,448,510
Financiere de Tubize	2,881	202,370
Franklin Resources Incorporated	91,920	5,074,903
Fuhwa Financial Holdings Company Limited	2,267,763	1,183,588
GAM Holding AG	21,185	390,343
GIMV NV	1,389	71,855
GMP Capital Incorporated	3,500	26,340
Goldman Sachs Group Incorporated	97,443	15,572,366
Greenhill & Company Incorporated	52,424	2,606,521
Guoco Group Limited	14,000	172,089
Haitong Securities Company Limited	317,600	474,375
Hargreaves Lansdown plc	24,237	495,231
Henderson Group plc	106,112	443,773
Hyundai Securities Company Limited †	21,587	129,497
ICAP plc	54,134	362,594
Ichiyoshi Securities Company Limited	7,400	96,389
IGM Financial Incorporated «	10,400	491,849
Intermediate Capital Group plc	41,679	292,094
Invesco Limited	285,262	10,469,115
Investec Limited	52,895	453,905
Investec plc	47,156	409,047
IOOF Holdings Limited	40,299	318,411
Iwai Securities Company Limited	1,000	10,118
JAFCO Company Limited	7,800	308,782
Janus Capital Group Incorporated «	338,596	3,954,801
Julius Baer Group Limited	19,658	850,859
Jupiter Fund Management plc	46,400	312,114
Kabu.com Securities Company Limited	9,400	40,352
Korea Investment Holdings Company Limited	9,034	342,693
Kyokuto Securities Company Limited	4,800	71,906
Legg Mason Incorporated	71,500	3,492,060
LPL Financial Holdings Incorporated	50,800	2,382,520
Macquarie Group Limited	61,918	3,459,167
Man Group plc	173,995	292,525
Masterlink Securities Corporation	131,000	44,343
Matsui Securities Company Limited	24,800	241,666
Mediobanca SpA †	44,444	445,291
Mirae Asset Securities Company Limited	5,554	231,644
Mito Securities Company Limited	3,000	10,138
MLP AG	1,057	7,320
Monex Beans Holdings Incorporated	39,100	131,358
Morgan Stanley	182,652	5,636,641
Nomura Holdings Incorporated	718,500	4,721,773
Nomura Holdings Incorporated ADR	30,500	199,165
Northern Trust Corporation	26,100	1,576,440
Okasan Holdings Incorporated	45,000	338,163

28

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Capital Markets (continued)
Partners Group Holding AG	1,488	$394,806
Perpetual Trustees Australia Limited	7,255	317,743
Pioneers Holding †	11,002	20,172
Platinum Asset Management Limited	43,875	260,102
President Securities Corporation	352,468	193,363
Rathbone Brothers	6,015	207,797
Ratos AB Class B	21,869	211,925
Raymond James Financial Incorporated	80,907	3,915,899
RHJ International †	1,117	5,512
Richemont SA †	1,457	35,750
Samsung Securities Company Limited	13,029	524,251
SBI Holdings Incorporated	42,516	484,048
Schroders plc	11,497	498,355
Schroders plc (Non-Voting)	4,395	144,980
Stifel Financial Corporation †	130,152	5,882,870
T. Rowe Price Group Incorporated	56,900	4,639,057
TD Ameritrade Holding Corporation	161,500	4,899,910
Tokai Tokyo Securities Company Limited	40,900	278,425
Tong Yang Investment Bank †	7,124	15,921
Tullett Prebon plc	11,401	55,382
UBS AG	326,047	6,546,427
UOB-Kay Hian Holdings Limited	49,000	64,068
Value Partners Group Limited	67,000	42,345
Verwaltungs-und Privat-Bank AG	62	6,010
Virtus Investment Partners Incorporated †	1	184
Vontobel Holdings AG	3,142	115,961
Waterland Financial Holdings	665,469	211,056
Woori Investment & Securities Company Limited	32,427	273,986
		147,958,832

Consumer Finance : 0.28%
ACOM Company Limited †«	93,700	357,128
Aeon Credit Service Company Limited	16,900	424,492
AIFUL Corporation †	54,100	230,111
Capital One Financial Corporation	76,900	6,066,641
Credit Saison Company Limited	31,326	563,437
Discover Financial Services	63,326	3,744,466
Hitachi Capital Corporation	8,400	202,904
Hong Leong Singapore Finance Limited	46,000	99,753
International Personal Finance plc	23,636	241,277
J Trust Company Limited	11,400	138,189
Jaccs Company Limited	22,000	97,682
Mahindra & Mahindra Financial Services Limited	51,709	265,021
Navient Corporation	285,000	4,503,000
Orient Corporation †	93,000	200,069
Portfolio Recovery Associates Incorporated †	105,700	5,897,003
Provident Financial plc	12,082	423,668
Samsung Card Company Limited	9,337	343,662
Shriram Transport Finance Company Limited	25,628	410,811
SKS Microfinance Limited †	6,165	30,695
SLM Corporation	285,000	2,453,850
		26,693,859

Diversified Financial Services : 1.08%
Ackermans & Van Haaren NV	2,400	304,648
ASX Limited	5,334	178,608
Ayala Corporation	49,722	702,279
Bajaj Auto Limited	5,564	108,662
BCP Capital SAA (a)	107	251
Berkshire Hathaway Incorporated Class B †	242,200	31,083,948
BM&F Bovespa SA	491,794	2,410,346
Bolsas y Marcados Espanoles	6,793	310,206

29

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Diversified Financial Services (continued)
Bursa Malaysia Bhd	59,100	$141,266
CBOE Holdings Incorporated	54,700	2,772,196
Century Leasing System Incorporated	11,100	344,013
Chailease Holding Company Limited	240,000	602,691
Challenger Financial Services Group Limited	104,111	687,925
Corporation Financiera Alba	1,616	98,071
D.Carnegie & Company AB †(a)	1	0
Deutsche Boerse AG	18,044	1,377,414
ECM Libra Bhd †(a)	46,763	0
Eurazeo «	3,423	295,362
Exor SpA	5,847	251,066
Fimalac	158	12,826
First Pacific Company Limited	479,650	542,572
FirstRand Limited	678,070	2,551,840
Fubon Financial Holding Company Limited	1,830,579	2,634,256
Fuyo General Lease Company Limited	4,100	162,913
Goldin Financial Holdings Limited †«	440,000	183,878
Groupe Bruxelles Lambert SA	7,755	807,430
Haci Omer Sabanci Holding AS	194,044	943,668
Hankook Tire Worldwide Company Limited	3,596	82,304
Hong Kong Exchanges & Clearing Limited	219,254	4,080,815
IBJ Leasing Company Limited	6,500	155,157
IG Group Holdings plc	37,974	382,867
Industrivarden AB Class A	18,200	390,816
Industrivarden AB Class C	13,675	274,236
ING Groep NV †	364,202	5,101,146
IntercontinentalExchange Group Incorporated	68,228	13,399,979
Investor AB Class A	17,400	666,411
Investor AB Class B	40,618	1,593,886
Japan Securities Finance Company Limited	17,700	109,538
Kinnevik Investment AB	21,989	872,397
Leucadia National Corporation	205,711	5,276,487
London Stock Exchange Group plc	15,448	507,003
Lundbergforetagen AB	5,095	251,324
Marfin Investment Group SA †	31,243	19,932
Metro Pacific Investments Corporation	2,050,000	234,259
Mitsubishi UFJ Securities Company Limited	107,100	577,583
MPHB Capital Bhd †	85	54
Onex Corporation	8,400	522,531
ORIX Corporation	256,700	4,069,880
Osaka Securities Exchange Company	52,700	1,259,520
Pargesa Holding SA	2,020	180,007
PHH Corporation †	118,092	3,007,803
Power Finance Corporation Limited	84,672	418,345
Reliance Capital Limited	23,714	212,439
Remgro Limited	125,787	2,606,293
Ricoh Leasing Company Limited	4,800	128,817
RMB Holdings Limited	166,219	816,367
Rural Electrification Corporation Limited	59,789	323,482
Singapore Exchange Limited	152,000	834,952
SNS Reaal NV †«(a)	4,259	0
Sofina SA	2,215	261,146
The NASDAQ OMX Group Incorporated	75,500	2,861,450
TMX Group Limited	2,056	108,934
Voya Financial Incorporated	94,673	3,389,293
Wendel	3,495	527,874
Zenkoku Hosho Company Limited	9,000	221,817
		105,235,479

Insurance : 4.01%
ACE Limited	44,736	4,639,571
Admiral Group plc	19,943	487,387
Aegon NV «	179,962	1,561,186
AFLAC Incorporated	61,300	3,753,399

30

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Insurance (continued)
Ageas NV	24,124	$1,014,162
AIA Group Limited	1,775,200	8,895,520
Aksigorta AS	15,670	23,684
Alleghany Corporation †	10,500	4,421,760
Allianz AG	42,233	7,161,697
Allianz AG ADR	5	85
Allied World Assurance Company	66,534	2,495,025
Allstate Corporation	59,827	3,485,521
American Financial Group Incorporated	48,448	2,828,394
American International Group Incorporated	193,700	10,473,359
Amlin plc	48,663	383,374
AMP Limited	528,150	2,600,155
Arch Capital Group Limited †	75,966	4,324,744
Argo Group International Holdings Limited	60,700	2,940,915
Arthur J. Gallagher & Company	103,393	4,738,501
Aspen Insurance Holdings Limited	43,724	2,009,118
Assicurazioni Generali SpA «	129,712	2,936,929
Assurant Incorporated	49,399	3,349,746
Assured Guaranty Limited	109,984	2,685,809
Aviva plc	272,831	2,396,351
AXA SA	176,076	4,346,726
Axis Capital Holdings Limited	71,122	3,270,901
Bajaj Finserv	7,957	114,729
Baloise Holding AG	4,595	551,605
BB Seguridade Participacoes SA	163,052	2,074,268
Beazley plc	46,327	189,940
Brown & Brown Incorporated	83,455	2,519,506
Cathay Financial Holding Company Limited	2,211,161	3,384,712
Catlin Group Limited	38,348	336,500
China Life Insurance Company	1,943,000	5,338,084
China Life Insurance Company (Taiwan)	511,381	482,636
China Pacific Insurance Group Company Limited	509,600	1,702,402
Chubb Corporation	31,136	2,885,062
Cincinnati Financial Corporation	98,234	4,815,431
Clal Insurance Enterprise Holdings Limited †	832	16,029
CNO Financial Group Incorporated	498,400	8,039,192
CNP Assurances	18,792	405,250
Dai-Ichi Mutual Life Insurance Company	195,700	2,898,974
Delta Lloyd NV	13,498	327,792
Direct Line Insurance Group plc	90,632	384,806
Discovery Holdings Limited	85,119	735,896
Dongbu Insurance Company Limited	11,740	663,985
Endurance Specialty Holdings Limited	94,978	4,912,262
Erie Indemnity Company	18,000	1,363,140
Euler Hermes SA	1,281	153,037
Everest Reinsurance Group Limited	31,343	5,015,507
Fairfax Financial Holdings Limited	1,900	855,657
Fidelity National Title Group Incorporated	182,976	6,100,420
First American Financial Corporation	239,749	6,717,767
Genworth Financial Incorporated †	316,334	5,374,515
Gjensidige Forsikring ASA	20,511	378,798
Great Eastern Holdings Limited	10,000	173,722
Great-West Lifeco Incorporated «	23,800	637,637
Grupo Catalana Occidente SA	4,581	172,663
Hannover Rueckversicherung AG	5,268	468,493
Harel Insurance Investments & Finances Limited	4,380	25,657
HCC Insurance Holdings Incorporated	64,408	3,025,888
Helvetia Holding AG	513	244,470
Hiscox Limited	29,734	339,162
Hyundai Marine & Fire Insurance Company Limited	14,670	416,287
Industrial Alliance Insurance & Financial Services Incorporated	9,339	358,556
Insurance Australia Group Limited	435,784	2,413,096
Intact Financial Corporation	12,815	846,218

31

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Insurance (continued)
Jardine Lloyd Thompson Group plc	11,879	$206,483
Kemper Corporation	117,392	4,102,850
Korea Life Insurance Company Limited	51,670	328,192
Korea Reinsurance Company	11,222	109,998
Lancashire Holdings plc	19,049	207,225
Legal & General Group plc	564,612	2,178,617
Liberty Holdings Limited	27,424	335,559
LIG Insurance Company Limited	12,020	334,020
Lincoln National Corporation	172,260	8,261,590
Loews Corporation	40,300	1,738,139
Manulife Financial Corporation	175,000	3,203,680
Mapfre SA	59,378	242,500
Markel Corporation †	8,299	5,313,186
Marsh & McLennan Companies Incorporated	72,209	3,629,946
MBIA Incorporated †	324,500	3,816,120
Mediolanum SpA	18,175	155,960
Menorah Mivtachim Holdings Limited	1,664	20,112
Mercury General Corporation	81,722	3,853,192
Meritz Fire & Marine Insurance Company Limited	13,130	164,093
MetLife Incorporated	153,726	7,829,265
Migdal Insurance & Financial Holding Limited	10,202	16,592
Mitsui Sumitomo Insurance Group Holdings Incorporated	104,100	2,464,450
MMI Holdings Limited	225,444	544,676
Montpelier Re Holdings Limited	100,324	3,154,187
Muenchener Rueckversicherungs-Gesellschaft AG	15,459	3,426,459
New China Life Insurance Company Limited	112,300	351,257
NIB Holdings Limited	69,823	204,040
NKSJ Holdings Incorporated	81,300	2,258,511
Old Mutual plc	360	1,224
Old Mutual plc - London Exchanges	447,204	1,514,198
Old Republic International Corporation	154,885	2,648,534
PartnerRe Limited	30,957	3,323,853
People’s Insurance Company Group of China Limited	1,621,000	652,335
PICC Property & Casualty Company Limited	1,106,822	1,630,335
Ping An Insurance Group Company of China Limited	493,500	3,816,009
Platinum Underwriters Holdings Limited	61,200	3,925,980
Power Corporation of Canada «	32,500	874,620
Power Financial Corporation	24,500	737,734
Powszechny Zaklad Ubezpieczen SA	14,675	2,159,205
Primerica Incorporated	125,600	5,657,024
Principal Financial Group Incorporated	177,000	8,278,290
ProAssurance Corporation	138,698	6,303,824
Protective Life Corporation	176,000	9,204,800
Prudential Financial Incorporated	61,062	5,016,854
Prudential plc	223,605	5,192,943
QBE Insurance Group Limited	234,122	2,479,538
Rand Merchant Insurance Holdings Limited	151,190	448,704
Reinsurance Group of America Incorporated	46,539	3,637,488
RenaissanceRe Holdings Limited	28,562	2,975,304
Resolution Limited	129,419	679,648
RLI Corporation	77,924	3,475,410
RSA Insurance Group plc	97,743	786,088
Sampo Oyj	45,762	2,306,830
Samsung Fire & Marine Insurance Company Limited	10,009	2,550,814
Samsung Life Insurance Company	37,845	3,705,857
Sanlam Limited	488,659	2,729,201
Santam Limited	1	20
SCOR SE	17,098	596,896
Selective Insurance Group Incorporated	126,252	3,001,010
Shin Kong Financial Holding Company Limited	1,721,276	546,482
Societa Cattolica di Assicurazione Societa Cooperativa	2,135	50,843
Sony Financial Holdings Incorporated	33,900	558,451
St. James’s Place plc	25,880	339,449
Stancorp Financial Group Incorporated	97,551	5,862,815
Standard Life plc	225,796	1,513,916

32

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Insurance (continued)
Storebrand ASA †	21,988	$130,577
Sun Life Financial Incorporated «	57,400	1,942,802
SunCorp-Metway Limited	232,090	2,883,527
Swiss Life Holding	2,683	645,059
Swiss Reinsurance AG	32,594	2,899,064
T&D Holdings Incorporated	131,000	1,705,059
Taiwan Life Insurance Company Limited †	118,227	85,362
The Hanover Insurance Group Incorporated	98,000	5,884,900
The Hartford Financial Services Group Incorporated	292,482	10,134,501
The Progressive Corporation	67,800	1,697,034
The Travelers Companies Incorporated	48,190	4,503,356
Tokio Marine Holdings Incorporated	150,600	4,757,658
Tong Yang Life Insurance Company	13,010	128,162
Topdanmark AS †	12,150	370,586
Torchmark Corporation	59,354	4,803,519
TrygVesta AS	2,183	208,322
Unipol Gruppo Finanziario SpA	365	2,198
UnipolSai SpA	3,026	10,411
UnipolSai SpA RSP	13	4,377
UNUM Group	170,153	5,769,888
Validus Holdings Limited	62,947	2,349,812
W.R. Berkley Corporation	70,712	3,151,634
White Mountain Insurance Group Limited	2,940	1,736,129
Wiener Staedtische Allgemeine Versicherung AG	4,394	237,551
XL Group plc	185,900	6,034,314
Zurich Financial Services AG	13,809	4,143,471
Zurich Insurance Group ADR	2,122	63,851
		389,000,319

Real Estate Management & Development : 0.96%
Aeon Mall Company Limited	20,800	522,656
Africa Israel Investments Limited †	1,062	2,232
Agile Property Holdings Limited	274,000	212,048
Alexander & Baldwin Incorporated	96,149	3,645,009
Altisource Portfolio Solutions SA †«	37,400	4,121,854
AMP NZ Office Trust	145,054	135,490
Argosy Property Trust	131,274	108,685
Ascendas India Trust	83,000	52,276
Asia Food & Properties Limited	85,000	39,982
Atrium European Real Estate Limited	10,857	60,531
Atrium Ljungberg AB	1,011	15,923
Ayala Land Incorporated	1,245,200	853,754
BR Malls Participacoes SA	103,100	851,842
Brookfield Asset Management Incorporated «	52,850	2,271,336
Bukit Sembawang Estates Limited	28,000	139,074
Bund Center Investment Limited	85,000	14,909
Buwog AG †	5,071	95,047
C C Land Holdings Limited	511	98
CA Immobilien Anlagen AG	3,951	73,220
Capital & Counties Properties plc	88,920	503,632
CapitaLand Limited	485,500	1,234,748
CapitaMalls Asia Limited	224,000	419,676
Castellum AB	18,738	322,287
Cathay Real Estate Development Company Limited	260,000	151,740
Central Pattana PCL	106,000	151,751
Cheung Kong Holdings Limited	251,000	4,483,906
China Overseas Land & Investment Limited	1,002,480	2,611,921
China Resources Land Limited	490,000	992,267
China Vanke Company Limited Class B	80	126
Chinese Estates Holdings Limited	69,696	179,253
City Developments Limited	83,000	685,546
Country Garden Holdings Company Limited	1,648,669	693,241
Daibiru Corporation	10,800	107,470
Daikyo Incorporated	67,000	142,819

33

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Real Estate Management & Development (continued)
Daito Trust Construction Company Limited	15,500	$1,678,659
Daiwa House Industry Company Limited	129,000	2,413,998
DB Realty Limited †	11,179	14,946
Deutsche Euroshop AG	4,842	240,914
Deutsche Wohnen AG	24,211	536,962
DLF Limited	85,755	304,910
Dream Unlimited Class A †	3,983	53,006
Echo Investment †	52,305	106,543
Elbit Imaging Limited †	816	154
Emperor International Holdings Limited	200,000	43,854
Evergrande Real Estate Group Limited «	1,557,000	688,836
Fabege AB	13,162	185,865
Far East Consortium	146,146	52,593
Farglory Land Development Company Limited	52,252	87,129
First Capital Realty Incorporated	7,489	128,880
FirstService Corporation	2,138	106,614
Future Mall Management Limited †	504	128
Gagfah SA †	6,247	104,146
Gazit Globe Limited	4,376	56,645
Global Logistic Properties Limited	679,000	1,504,919
Goldcrest Company Limited	3,340	68,178
Grainger plc	37,054	134,778
Great Eagle Holdings Limited	68,999	246,077
Greentown China Holdings Limited	122,000	119,278
Guocoland Limited	42,554	73,960
Hang Lung Group Limited	147,000	827,627
Hang Lung Properties Limited	439,000	1,392,941
Heiwa Real Estate Company Limited	10,100	153,683
Heliopolis Housing	1,417	7,265
Henderson Land Development Company Limited	222,488	1,449,209
Highwealth Construction Corporation	138,400	322,628
HKR International Limited	125,600	48,601
Hong Kong Land Holdings Limited	217,000	1,523,340
Housing Development & Infrastructure Limited †	33,352	51,194
Howard Hughes Corporation †	19,223	2,846,542
Huaku Development Company Limited	62,336	156,539
Huang Hsiang Construction Company	39,000	60,869
Hufvudstaden AB	14,497	209,158
Hysan Development Company Limited	117,533	575,314
IGB Corporation Bhd	149,784	127,734
IJM Land Bhd	40,400	38,979
Immoeast AG Interim Shares †(a)	15,082	0
Immofinanz AG	101,423	360,568
Immofinanz AG Interim Shares †(a)	19,870	0
IOI Properties Group Bhd †	327,172	252,532
IVG Immobilien AG †	4,150	40
Jones Lang LaSalle Incorporated	27,655	3,354,275
K Wah International Holdings Limited	163,902	113,948
Kabuki-Za Company Limited	2,000	93,910
Kenedix Incorporated †	44,000	191,041
Keppel Land Limited	137,030	380,184
Kerry Properties Limited	145,053	477,090
Kowloon Development Company Limited	45,000	55,431
Kungsleden	18,987	148,247
Land & Houses PCL	380,700	113,642
LEG Immobilien AG	4,572	322,523
Lend Lease Corporation Limited	100,259	1,251,234
Leopalace21 Corporation †	45,200	205,132
Lifestyle Properties Development Limited †	5,975	894
Longfor Properties Company Limited	306,000	387,189
Matsunichi Communication Holdings Limited †	326,000	187,116
Medinet Nasr Housing †	4,144	21,067
Megaworld Corporation	2,758,000	296,254
Midland Holdings Limited	56,000	25,859
Mitsubishi Estate Company Limited	272,189	6,606,867

34

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Real Estate Management & Development (continued)
Mitsui Fudosan Company Limited	173,000	$5,473,802
Mobimo Holding AG	799	168,455
Multiplan Empreendimentos Imobiliarios SA	19,999	429,028
New World China Land Limited	526,000	437,601
New World Development Limited	698,238	801,542
Nomura Real Estate Holding Incorporated	24,700	474,832
NTT Urban Development Corporation	20,600	206,405
Palm Hills Developments SAE †	46,809	28,477
Polytec Asset Holdings Limited	100,000	15,220
Prelios SpA †	1,105	907
Prince Housing & Development Corporation	257,583	121,982
PSP Swiss Property AG	3,653	331,238
PT Bumi Serpong Damai Tbk	2,777,000	382,952
PT Lippo Karawaci Terbuka Tbk	4,995,500	442,856
Radium Life Tech Company Limited	80,103	61,442
Realogy Holdings Corporation †	86,606	3,220,011
Relo Holdings Incorporated	2,000	115,128
Robinsons Land Company	372,100	190,068
Ruentex Development Company Limited	178,988	328,303
Savills plc	10,369	110,366
Shimao Property Holding Limited	283,500	571,172
Shoei Company Limited	74,600	975,369
Shree Precoated Steels Limited †	3,781	225
Sino Land Company	650,829	1,009,031
SM Prime Holdings Incorporated	1,536,054	588,373
SOHO China Limited	374,000	293,780
SP Setia Bhd	240,118	218,221
Sumitomo Real Estate Sales Company Limited	4,700	140,815
Sumitomo Realty & Development Company Limited	93,000	3,991,326
Sun Hung Kai Properties Limited	293,284	4,009,842
Sun Hung Kai Properties Limited ADR	3,148	42,718
Suruga Corporation †(a)	600	0
Swire Pacific Limited Class A	126,000	1,497,611
Swire Pacific Limited Class B	195,000	439,652
Swire Properties Limited	200,183	624,850
Swiss Prime Site AG	5,716	459,578
T M G Holding LLC	108,625	139,003
TA Global Bhd	34,080	3,288
Tian An China Investment	224,097	175,452
TOC Company Limited	13,900	91,483
Tokyo Tatemono Company Limited	83,000	755,806
Tokyu Fudosan Holdings Corporation	101,600	799,426
UEM Land Holdings Bhd	413,675	263,938
United Industrial Corporation Limited	63,000	168,763
United Overseas Land Limited	101,000	531,452
Wharf Holdings Limited	287,500	2,035,838
Wheelock & Company Limited	145,000	586,325
Wheelock Properties (Singapore) Limited	39,000	55,967
Wing Tai Holdings Limited	88,730	137,944
		93,432,850

REITs : 4.54%
Abacus Property Group	37,375	84,175
Activia Properties Incorporated	44	369,116
Advance Residence Investment Corporation	249	614,428
AEON REIT Investment Corporation	168	211,073
Alexandria Real Estate Equities Incorporated	46,000	3,500,140
American Capital Agency Corporation	245,500	5,825,715
American Realty Capital Properties Incorporated	1,544,547	19,167,828
American Tower Corporation	87,481	7,840,922
ANF Immobilier SA	43	1,385
Annaly Capital Management Incorporated	615,553	7,257,370
Armour Residential Incorporated	842,800	3,666,180
Ascendas REIT	349,000	684,477

35

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Australand Property Group	41,250	$164,690
AvalonBay Communities Incorporated	28,100	3,985,704
Babcock & Brown Japan Property Trust	1,780	6,361
Befimmo S.C.A. Sicafi	976	72,841
Beni Stabili SpA «	6,222	5,343
BioMed Realty Trust Incorporated	128,186	2,781,636
Blife Investment Corporation	72	314,735
Boardwalk REIT	1,855	109,866
Boston Properties Incorporated	34,489	4,162,133
Brandywine Realty Trust	341,920	5,231,376
British Land Company plc	94,866	1,136,952
Bunnings Warehouse Property Trust	70,280	168,748
Calloway REIT	5,367	132,900
Camden Property Trust	53,200	3,736,768
Canadian Apartment Properties	5,440	111,981
Canadian REIT	4,006	167,880
CapitaCommerical Trust	360,464	485,677
CapitaMall Trust	468,636	773,401
Cathay No.1 REIT	400,000	229,978
CBL & Associates Properties Incorporated	112,568	2,118,530
CDL Hospitality Trusts	121,000	167,372
CFS Retail Property Trust	411,965	785,960
Champion REIT	571,653	271,340
Charter Hall Group	36,600	146,806
Chimera Investment Corporation	726,673	2,289,020
Cofinimmo SA	2,081	248,837
Commonwealth REIT	253,512	6,669,901
Corio NV «	9,677	483,919
Corporate Office Properties Trust	187,600	5,168,380
Cousins Properties Incorporated	7	84
Cromwell Group	269,794	249,828
Crown Castle International Corporation	74,366	5,706,103
CubeSmart REIT	289,600	5,282,304
CYS Investments Incorporated	384,039	3,548,520
DA Office Investment Corporation	41	207,819
Daiwa House REIT Investment Corporation	57	244,686
DCT Industrial Trust Incorporated	679,620	5,382,590
DDR Corporation	190,937	3,305,119
Derwent Valley Holdings plc	8,076	370,507
Dexus Property Group	983,003	1,020,037
DiamondRock Hospitality	429,033	5,328,590
Douglas Emmett Incorporated	284,740	8,083,769
Duke Realty Corporation	206,400	3,653,280
DuPont Fabros Technology Incorporated	148,600	3,799,702
EastGroup Properties Incorporated	66,575	4,238,165
Emlak Konut GYO AS	469,570	600,004
EPR Properties	119,230	6,428,882
Equity Lifestyle Properties Incorporated	172,450	7,542,963
Equity Residential	44,100	2,725,380
Essex Property Trust Incorporated	38,209	6,914,301
Eurocommercial Properties NV	3,156	152,036
Extra Space Storage Incorporated	65,100	3,407,985
Federal Realty Investment Trust	41,001	4,900,440
Federation Centres	271,491	636,711
Fonciere des Regions	3,297	329,972
Fortune REIT	246,000	216,715
Franklin Street Properties Corporation	175,148	2,192,853
Frontier Real Estate Investment Corporation	90	488,016
Fukuoka REIT Corporation	100	170,530
Gecina SA	2,316	330,544
General Growth Properties Incorporated	59,900	1,427,417
Global One Real Estate Investment Corporation	36	108,919
GLP J-REIT	383	405,574
Goodman Group	273,189	1,294,098
Goodman Property Trust	178,578	162,254

36

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
REITs (continued)
GPT Group	304,105	$1,103,760
Granite Real Estate Investment Trust	4,243	155,742
Great Portland Estates plc	28,410	310,011
Growthpoint Properties Limited	333,644	740,832
H&R REIT	11,358	244,486
Hammerson plc	65,021	647,389
Hankyu REIT Incorporated	23	124,263
Hatteras Financial Corporation	214,787	4,358,028
HCP Incorporated	65,904	2,751,492
Health Care REIT Incorporated	38,002	2,402,866
Healthcare Realty Trust Incorporated	214,882	5,357,008
Heiwa Real Estate REIT Incorporated	149	121,191
Home Properties Incorporated	123,305	7,667,105
Hospitality Properties Trust	95,921	2,782,668
Host Hotels & Resorts Incorporated	487,100	10,750,297
Hulic REIT Incorporated †	121	178,291
Icade SA	3,119	312,242
Ichigo Real Estate Investment Corporation	189	116,593
Industrial & Infrastructure Fund Investment Corporation	32	285,422
ING Office Fund	109,870	342,539
Invesco Mortgage Capital Incorporated	313,700	5,571,312
Japan Excellent Incorporated	231	314,278
Japan Hotel REIT Investment Corporation	503	234,453
Japan Logistics Fund Incorporated	162	361,715
Japan Prime Realty Investment Corporation	149	534,966
Japan Real Estate Investment Corporation	228	1,332,613
Japan Rental Housing Investment Incorporated	139	88,070
Japan Retail Fund Investment Corporation	429	943,547
Kenedix Realty Investment	52	271,749
Kenedix Residential Investment Corporation	43	94,828
Keppel REIT	206,614	214,966
Kilroy Realty Corporation	50,595	3,065,045
Kimco Realty Corporation	273,180	6,261,286
Kiwi Income Property Trust	166,828	169,994
KLCC Property Holdings Bhd	105,300	205,487
Klepierre	9,609	466,503
Land Securities Group plc	74,578	1,335,081
LaSalle Hotel Properties	232,400	7,666,876
Lexington Corporate Properties Trust	429,358	4,873,213
Liberty International plc	84,404	445,655
Liberty Property Trust	91,532	3,543,204
Mack-Cali Realty Corporation	202,308	4,400,199
Macquarie Countrywide Trust	53,551	199,349
Macquarie MEAG Prime REIT	254,000	169,090
Mapletree Logistics Trust	287,277	271,405
Medical Properties Trust Incorporated	358,900	4,852,328
Mercialys SA	3,326	74,287
MFA Mortgage Investments Incorporated	803,443	6,612,336
MID REIT Incorporated	33	75,466
Mid-America Apartment Communities Incorporated	159,755	11,558,274
Mirvac Group	619,201	1,043,029
Mori Hills REIT Corporation	260	351,690
Mori Trust Sogo REIT Incorporated	165	260,629
National Retail Properties Incorporated «	81,254	2,842,265
Nippon Accommodations Fund Incorporated	76	276,974
Nippon Building Fund Incorporated	266	1,557,328
Nippon Prologis REIT Incorporated	290	634,695
Nomura Real Estate Master Fund Incorporated	326	371,794
Nomura Real Estate Office Fund	68	316,955
Nomura Real Estate Residential REIT	25	139,980
Omega Healthcare Investors Incorporated «	80,274	2,961,308
ORIX JREIT Incorporated	355	473,915
Parkway Life REIT	64,000	120,928
Piedmont Office Realty Trust Incorporated «	118,700	2,210,194
Plum Creek Timber Company	120,900	5,452,590

37

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
REITs (continued)
Post Properties Incorporated	120,146	$6,145,468
Premier Investment Company	43	167,692
Prologis Incorporated	65,200	2,706,452
Public Storage Incorporated	31,497	5,429,453
Realty Income Corporation «	146,880	6,359,904
Redefine Properties Limited	668,119	587,091
Redwood Trust Incorporated «	179,371	3,495,941
Regency Centers Corporation	58,783	3,139,012
Retail Properties of America Incorporated Class A	118,900	1,788,256
RioCan REIT	14,088	355,091
RLJ Lodging Trust	269,168	7,458,645
Segro plc	77,485	479,908
Sekisui House SI Investment Corporation	125	122,544
Senior Housing Properties Trust	129,189	3,097,952
Shaftesbury plc	24,082	270,655
Shopping Centres Australasia Property Group	107,532	173,129
SIA REIT Incorporated	14	53,566
Simon Property Group Incorporated	70,986	11,816,330
Sovran Self Storage Incorporated	69,468	5,335,142
Spirit Realty Capital Incorporated	229,200	2,587,668
Starwood Property Trust Incorporated	149,500	3,646,305
Starwood Waypoint Residential Trust †	91,828	2,505,986
Stockland Australia	417,762	1,516,282
Sunstone Hotel Investors Incorporated	386,846	5,682,768
Suntec REIT	384,000	549,534
Tanger Factory Outlet Centers Incorporated	207,800	7,360,276
Taubman Centers Incorporated	39,773	2,978,998
The Link REIT	450,655	2,400,641
The Macerich Company	87,528	5,780,349
Tokyu REIT Incorporated	182	248,328
Top REIT Incorporated	29	133,605
Two Harbors Investment Corporation	820,000	8,634,600
UDR Incorporated	160,900	4,427,968
Unibail-Rodamco SE	8,909	2,490,797
United Urban Investment Corporation	457	731,290
Vastned Retail NV	1,059	53,968
Ventas Incorporated	38,400	2,565,120
Vornado Realty Trust	23,000	2,462,840
Washington Prime Group Incorporated †	35,493	705,956
Washington Real Estate Investment Trust	145,875	3,767,951
Weingarten Realty Investors	71,900	2,285,701
Wereldhave NV	2,570	229,010
Westfield Group	396,483	3,948,159
Westfield Retail Trust	525,627	1,560,467
Weyerhaeuser Company	76,600	2,406,772
WP Carey Incorporated	36,289	2,309,432
Yuexiu Real Estate Investment Trust	325,000	155,102
		441,290,719

Thrifts & Mortgage Finance : 0.35%
Capitol Federal Financial Incorporated	305,315	3,694,312
Genworth Mortgage Insurance Canada Incorporated	2,068	73,428
Home Capital Group Incorporated	4,758	213,963
Housing Development Finance Corporation Limited	406,940	6,038,331
Hudson City Bancorp Incorporated	304,961	2,979,469
MGIC Investment Corporation †	741,000	6,283,680
New York Community Bancorp Incorporated «	282,838	4,321,765
Ocwen Financial Corporation †	72,800	2,553,096
Paragon Group of Companies plc	26,738	168,382
People’s United Financial Incorporated	215,141	3,091,576
Washington Federal Incorporated	230,909	4,809,834
		34,227,836

38

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Health Care : 9.28%
Biotechnology : 1.60%
3-D Matrix Limited †	3,100	$114,499
Acorda Therapeutics Incorporated †	88,942	2,924,413
Actelion Limited	11,077	1,100,897
Aegerion Pharmaceuticals Incorporated †	53,700	1,764,045
Alexion Pharmaceuticals Incorporated †	46,608	7,751,843
Alnylam Pharmaceuticals Incorporated †	115,800	6,865,782
Arena Pharmaceuticals Incorporated †«	502,400	3,089,760
Ariad Pharmaceuticals Incorporated †«	406,400	2,625,344
Biogen Idec Incorporated †	54,907	17,535,649
BioMarin Pharmaceutical Incorporated †	87,797	5,088,714
Biota Pharmaceuticals Incorporated †	2,053	5,523
Celgene Corporation †	91,062	13,935,218
Cepheid Incorporated †	147,654	6,651,813
CK Life Sciences International Holdings Incorporated	702,000	67,910
CSL Limited	92,150	6,053,755
Cubist Pharmaceuticals Incorporated †	41,200	2,743,920
Gilead Sciences Incorporated †	354,500	28,788,945
Green Cross Corporation	1,207	145,521
Grifols SA	14,254	772,356
Grifols SA Class B	11,206	464,374
Incyte Corporation †	329,900	16,346,545
Japan Tissue Engineering Company Limited †	3,200	51,175
Medigen Biotechnology Corporation †	29,000	403,295
Medivation Incorporated †	47,000	3,423,010
Mesoblast Limited †«	31,890	143,644
Myriad Genetics Incorporated †«	161,300	5,348,708
NanoCarrier Company Limited †«	6,400	77,768
Nicox SA †	1,380	4,449
PDL BioPharma Incorporated «	321,068	3,008,407
Pharmacyclics Incorporated †	40,200	3,570,966
Regeneron Pharmaceuticals Incorporated †	17,813	5,467,878
Savient Pharmaceuticals Incorporated †	2,670	5
Seattle Genetics Incorporated †	69,100	2,305,867
Takara Bio Incorporated	6,300	81,380
United Therapeutics Corporation †	28,605	2,738,643
Valneva SE †	847	7,101
Vertex Pharmaceuticals Incorporated †	51,538	3,724,136
		155,193,258

Health Care Equipment & Supplies : 1.27%
Abbott Laboratories	211,094	8,445,871
Alere Incorporated †	172,264	6,161,883
Align Technology Incorporated †	43,800	2,391,918
Ansell Limited	26,015	466,059
ASAHI INTECC Company Limited	4,600	183,006
Baxter International Incorporated	70,500	5,245,905
bioMerieux SA	1,765	199,598
Biosensors International Group Limited	247,000	187,076
Boston Scientific Corporation †	865,600	11,105,648
C.R. Bard Incorporated	46,194	6,832,555
CareFusion Corporation †	139,658	5,995,518
Cochlear Limited	10,052	560,077
Coloplast Class B	10,575	911,630
Cooper Companies Incorporated	30,508	3,936,142
DiaSorin SpA	1,623	68,938
Edwards Lifesciences Corporation †	64,891	5,269,149
Elekta AB Class B «	35,308	456,387
Essilor International SA Cie Generale d’Optique	19,946	2,095,214
Fisher & Paykel Healthcare Corporation	86,977	339,740
Fukuda Denshi Company Limited	2,200	117,780
Getinge AB	18,499	475,467
GN Store Nord	17,550	482,403

39

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Health Care Equipment & Supplies (continued)
Golden Meditech Company Limited	61,659	$4,851
Haemonetics Corporation †	112,392	3,828,072
Hogy Medical Company Limited	2,000	107,269
IDEXX Laboratories Incorporated †	32,737	4,206,050
Intuitive Surgical Incorporated †	8,342	3,084,371
Mindray Medical International Limited ADR «	21,696	673,227
Nagaileben Company Limited	8,000	169,116
Nakanishi Incorporated	6,500	251,572
Nihon Kohden Corporation	8,300	375,457
Nikkiso Company Limited	14,000	162,004
Nipro Corporation «	22,400	197,155
Nobel Biocare Holding AG	14,841	221,248
Olympus Corporation †	56,500	1,817,657
Olympus Corporation ADR †	3,365	109,363
Paramount Bed Holdings Company Limited	3,500	113,630
Phonak Holding AG	4,488	684,602
ResMed Incorporated «	89,051	4,457,893
Sirona Dental Systems Incorporated †	116,781	8,784,267
Smith & Nephew plc	83,542	1,464,745
St. Jude Medical Incorporated	38,400	2,492,160
St. Shine Optical Company Limited	12,000	299,745
Straumann Holding AG	989	219,667
Teleflex Incorporated	87,331	9,312,978
Terumo Corporation	70,600	1,496,609
Thoratec Corporation †	117,130	3,879,346
TOA Medical Electronics Company	32,500	1,139,735
Top Glove Corporation Bhd	104,900	158,019
Varian Medical Systems Incorporated †	62,676	5,167,636
West Pharmaceutical Services Incorporated	152,266	6,408,876
William Demant Holding AS †	3,503	314,456
		123,529,740

Health Care Providers & Services : 1.83%
Aetna Incorporated	50,977	3,953,266
Alfresa Holdings Corporation	10,400	628,291
AmerisourceBergen Corporation	140,000	10,245,200
AS ONE Corporation	2,400	74,499
Bangkok Chain Hospital PCL	87	21
Bangkok Dusit Medical Services PCL Class F	644,000	325,629
Brookdale Senior Living Incorporated †	216,600	7,204,116
Bumrungrad Hospital PCL	28,900	100,353
Cardinal Health Incorporated	44,900	3,171,287
Catamaran Corporation - Canada Exchange †	19,135	843,013
Celesio AG	9,643	342,949
Centene Corporation †	128,832	9,600,561
Chemed Corporation «	38,351	3,377,956
Community Health Systems Incorporated †	74,796	3,124,229
DaVita HealthCare Partners Incorporated †	104,684	7,389,644
Express Scripts Holding Company †	175,625	12,551,919
Fresenius Medical Care AG & Company KGaA	19,133	1,267,544
Fresenius SE & Company KGaA	12,083	1,802,745
HCA Holdings Incorporated †	40,218	2,131,152
Health Net Incorporated †	178,400	7,132,432
Henry Schein Incorporated †	50,882	6,088,031
Humana Incorporated	101,069	12,579,048
IHH Healthcare Bhd †	615,700	787,590
Laboratory Corporation of America Holdings †	51,871	5,320,927
Life Healthcare Group Holdings Limited	235,988	926,466
LifePoint Hospitals Incorporated †	105,897	6,485,132
Magellan Health Services Incorporated †	55,057	3,352,421
McKesson Corporation	53,900	10,221,596
Medi-Clinic Corporation	66,427	526,907
Mediceo Paltac Holdings Company Limited	38,000	533,792
MEDNAX Incorporated †	63,056	3,633,917

40

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Health Care Providers & Services (continued)
Message Company Limited	2,200	$80,609
Miraca Holdings Incorporated	11,100	521,744
Network Healthcare Holdings Limited	257,207	695,052
Nichii Gakkan Company	7,200	62,028
Orpea	3,644	259,989
Owens & Minor Incorporated	138,900	4,817,052
Patterson Companies Incorporated	53,700	2,102,892
Pharmaniaga Bhd	7,405	10,763
Primary Health Care Limited	90,392	376,031
Ramsay Health Care Limited	24,522	1,080,593
Rhoen Klinikum AG	9,680	319,260
Ryman Healthcare Limited	72,433	511,734
Ship Healthcare Holdings Incorporated	6,600	233,399
Sigma Pharmaceuticals Limited	257,710	170,285
Sonic Healthcare Limited	69,727	1,149,227
Suzuken Company Limited	16,200	572,888
Team Health Holdings Incorporated †	153,400	7,788,118
Tenet Healthcare Corporation †	63,300	2,975,100
Toho Pharmaceutical	12,300	237,059
TOKAI Corporation	2,600	64,464
United Drug plc	34,039	196,273
UnitedHealth Group Incorporated	132,400	10,543,012
VCA Antech Incorporated †	194,000	6,528,100
Vital KSK Holdings Incorporated	9,000	66,483
WellCare Health Plans Incorporated †	95,600	7,404,220
WellPoint Incorporated	36,300	3,933,468
		178,422,476

Health Care Technology : 0.21%
AGFA-Gevaert NV Strip VVPR †(a)	2,275	0
Allscripts Healthcare Solutions Incorporated †	364,400	5,371,256
athenahealth Incorporated †	22,963	2,914,234
Cerner Corporation †	66,724	3,606,432
HMS Holdings Corporation †	192,979	3,628,005
M3 Incorporated	28,600	444,452
Medidata Solutions Incorporated †	106,800	4,129,956
		20,094,335

Life Sciences Tools & Services : 0.68%
Bio-Rad Laboratories Incorporated Class A †	44,567	5,380,574
Covance Incorporated †	34,837	2,921,431
Divi’s Laboratories Limited	12,947	279,405
Gerresheimer AG	3,694	248,601
Illumina Incorporated †	78,757	12,463,295
Lonza Group AG	5,820	625,544
Mettler-Toledo International Incorporated †	17,560	4,302,551
Nordion Incorporated †	2,000	23,813
Parexel International Corporation †	125,100	6,311,295
PerkinElmer Incorporated	246,600	11,089,602
QIAGEN NV †	22,655	519,747
Tecan Group AG	803	95,768
TECHNE Corporation	72,296	6,346,866
Thermo Fisher Scientific Incorporated	91,500	10,697,265
Waters Corporation †	50,465	5,054,574
		66,360,331

Pharmaceuticals : 3.69%
Abbvie Incorporated	208,075	11,304,715
Actavis plc †	40,892	8,650,294
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products †(a)	1,231	0
Allergan Incorporated	69,604	11,655,886

41

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Pharmaceuticals (continued)
Almirall SA	1,080	$17,460
Aspen Pharmacare Holdings Limited	82,217	2,121,932
Astellas Pharma Incorporated	447,200	5,728,377
AstraZeneca plc	113,048	8,116,843
Bayer AG	74,876	10,829,332
Bristol-Myers Squibb Company	215,777	10,732,748
BTG plc †	29,198	291,937
Cadila Healthcare Limited	9,434	149,102
Cardiome Pharma Corporation †	781	5,503
Celltrion Incorporated †	17,606	839,573
Chugai Pharmaceutical Company Limited	41,100	1,098,961
Cipla Limited India	66,901	435,383
Daiichi Sankyo Company Limited	131,800	2,232,055
Dainippon Sumitomo Pharma Company Limited	32,900	360,026
Dong-A ST Company Limited	1,090	105,880
Dr. Reddys Laboratories Limited	17,225	717,291
Eisai Company Limited	52,800	2,160,236
Eli Lilly & Company	131,400	7,865,604
Forest Laboratories Incorporated †	140,600	13,326,068
Fuso Pharmaceutical Industries Limited	16,000	49,666
Galenica AG	419	414,087
GlaxoSmithKline Pharmaceuticals Limited	4,235	174,499
GlaxoSmithKline plc	444,758	11,935,499
Glenmark Pharmaceuticals Limited	35,144	328,601
Guangzhou Baiyunshan Pharmaceutical Holdings Company Limited	58,000	179,171
H. Lundbeck AS	7,172	193,078
Haw Par Corporation Limited	27,500	187,894
Hikma Pharmaceuticals plc	10,618	303,454
Hisamitsu Pharmaceutical Company Incorporated	15,000	608,546
Hua Han Bio-Pharmaceutical Holdings Limited	2,771	536
Ipsen	2,572	126,199
Jazz Pharmaceuticals plc †	31,190	4,424,613
Johnson & Johnson	380,176	38,572,657
Kaken Pharmaceutical Company Limited	17,000	338,998
Kissei Pharmaceutical Company Limited	7,200	165,289
Kyorin Company Limited	14,000	270,098
Kyowa Hakko Kogyo Company Limited	51,000	617,711
Lupin Limited	30,584	484,432
Mallinckrodt plc †«	129,988	10,107,867
Meda AB Class A	25,008	437,603
Merck & Company Incorporated	396,558	22,944,846
Merck KGaA	6,246	1,072,794
Mochida Pharmaceutical Company Limited	3,000	202,161
Mylan Laboratories Incorporated †	244,500	12,185,880
Nektar Therapeutics †	266,600	3,127,218
Nichi-Iko Pharmaceutical Company Limited	10,000	144,303
Nicholas Piramal India Limited	18,361	210,069
Nippon Shinyaku Company Limited	12,000	233,635
Novartis AG	245,032	21,972,160
Novo Nordisk AS Class B	194,220	8,222,491
Ono Pharmaceutical Company Limited	20,400	1,563,065
Orion Oyj Class A	3,628	115,181
Orion Oyj Class B	8,702	274,252
Otsuka Holdings Company Limited	101,500	2,864,533
Perrigo Company plc	79,714	11,016,475
Pfizer Incorporated	857,355	25,403,429
Pharmaxis Limited †	22,924	1,387
PT Kalbe Farma Tbk	4,452,500	587,310
Questcor Pharmaceuticals Incorporated «	120,300	10,842,639
Ranbaxy Laboratories Limited †	34,908	264,276
Recordati SpA	6,569	110,588
Roche Holding AG	2,539	742,137
Roche Holding AG Genusschein	61,846	18,198,125
Rohto Pharmaceutical Company Limited	21,000	322,014
Salix Pharmaceuticals Limited †	38,333	4,373,029

42

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Pharmaceuticals (continued)
Sanofi ADR	9,844	$524,685
Sanofi-Aventis SA	110,160	11,778,911
Santen Pharmaceutical Company Limited	15,600	839,764
Sawai Pharmaceutical Company Limited	6,700	415,953
Seikagaku Corporation	7,900	88,390
Shionogi & Company Limited	60,700	1,215,789
Shire Limited plc	53,872	3,082,848
Sihuan Pharmaceutical Holdings Group limited	563,000	670,986
Sosei Group Corporation †	2,300	62,674
Stada Arzneimittel AG «	5,207	244,523
Sun Pharmaceutical Industries Limited	193,872	2,003,519
Taisho Pharmaceutical Holding Company Limited	12,000	865,226
Takeda Pharmaceutical Company Limited	143,700	6,503,201
Tanabe Seiyaku Company Limited	46,800	680,393
Teva Pharmaceutical Industries Limited	90,328	4,526,735
The United Laboratories International Holdings Limited †	500	310
Towa Pharmaceutical Company Limited	1,900	76,336
Tsumura & Company	13,600	305,800
UCB SA	9,628	767,515
Valeant Pharmaceuticals International Incorporated †	30,257	3,971,946
Yuhan Corporation	1,877	324,731
Zeria Pharmaceutical Company Limited	9,000	191,493
Zoetis Incorporated	114,461	3,513,953
		358,315,382

Industrials : 12.64%
Aerospace & Defense : 1.65%
Airbus Group NV «	44,600	3,198,503
B/E Aerospace Incorporated †	58,400	5,650,200
BAE Systems plc	307,386	2,179,980
Bharat Electronics Limited	2,301	62,601
Bombardier Incorporated Class B	143,159	487,187
CAE Incorporated	24,800	336,217
Chemring Group plc	8,445	31,779
Cobham plc	107,360	573,882
Curtiss-Wright Corporation	105,000	6,996,150
DigitalGlobe Incorporated †	149,700	4,544,892
Elbit Systems Limited	1,785	111,548
Embraer SA	156,200	1,421,648
Esterline Technologies Corporation †	68,860	7,674,447
Exelis Incorporated	422,183	7,210,886
Finmeccanica SpA †	34,904	286,428
General Dynamics Corporation	44,226	5,223,975
HEICO Corporation	119,725	6,236,475
Hexcel Corporation †	211,400	8,677,970
Huntington Ingalls Industries Incorporated	107,068	10,688,598
L-3 Communications Holdings Incorporated	57,700	6,991,509
Lockheed Martin Corporation	35,400	5,793,210
MacDonald Dettwiler & Associates Limited	2,966	242,357
Meggitt plc	76,370	620,215
MTU Aero Engines AG «	4,407	410,786
Northrop Grumman Corporation	28,351	3,446,064
Precision Castparts Corporation	34,096	8,625,606
QinetiQ plc	51,946	181,980
Raytheon Company	42,000	4,097,940
Rockwell Collins Incorporated	87,000	6,876,480
Rolls-Royce Holdings plc	179,299	3,125,624
Saab AB	5,318	152,181
Safran SA «	31,081	2,109,294
Singapore Technologies Engineering Limited	264,000	814,542
Spirit AeroSystems Holdings Incorporated †	229,000	7,431,050
Teledyne Technologies Incorporated †	82,254	7,795,212

43

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Aerospace & Defense (continued)
Thales SA «	9,751	$583,655
TransDigm Group Incorporated	30,740	5,800,945
Ultra Electronics Holdings	5,405	167,607
United Technologies Corporation	194,159	22,565,159
Zodiac Aerospace SA	17,330	616,098
		160,040,880

Air Freight & Logistics : 0.52%
Bollore †(a)	5	3,205
Bollore Investissement	938	601,342
C.H. Robinson Worldwide Incorporated	92,323	5,526,455
Deutsche Post AG	84,258	3,125,240
FedEx Corporation	65,800	9,485,728
Forward Air Corporation	65,900	2,956,274
Freightways Limited	37,588	162,781
Glovis Company Limited	5,038	1,301,228
Hub Group Incorporated Class A †	70,701	3,325,068
Kerry Logistics Network Limited	72,526	115,062
Kintetsu World Express Incorporated	4,600	177,358
Mainfreight Limited	9,747	113,804
Mitsui-Soko Company Limited	20,000	78,978
Oesterreichische Post AG	4,954	230,819
Panalpina Welttransport Holdings AG	1,522	247,803
PostNL †	25,238	123,714
Royal Mail plc †	51,790	444,469
Singapore Post Limited	260,000	340,987
The Shibusawa Warehouse Company Limited	12,000	37,485
TNT Express NV	39,729	355,051
Toll Holdings Limited	126,473	637,945
United Parcel Service Incorporated Class B	164,400	17,077,872
UTI Worldwide Incorporated	205,007	1,998,818
Yamato Holdings Company Limited	81,500	1,734,077
		50,201,563

Airlines : 0.63%
Air China	534,000	305,125
Air France-KLM †	16,025	244,331
Airasia Bhd	365,000	284,002
Alaska Air Group Incorporated	43,098	4,243,429
All Nippon Airways Company Limited	215,000	468,861
American Airlines Group Incorporated †	421,275	16,918,404
Asiana Airlines †	21,610	102,521
Cathay Pacific Airways Limited	167,000	304,147
China Airlines †	594,775	201,330
Chorus Aviation Incorporated	63	230
Delta Air Lines Incorporated	190,000	7,582,900
Deutsche Lufthansa AG	24,014	633,416
easyJet plc	22,179	568,799
Eva Airways Corporation †	355,165	178,853
International Consolidated Airlines - United Kingdom Exchange †	72,922	481,104
Japan Airlines Company Limited	11,700	610,285
JetBlue Airways Corporation †	479,400	4,631,004
Korean Air Lines Company Limited	6,337	207,154
LAN Airlines SA	79,059	1,141,063
Malaysian Airline System Bhd †	230,670	12,923
Qantas Airways Limited †	203,671	266,313
Ryanair Holdings plc ADR †	16,200	921,132
Singapore Airlines Limited	90,200	748,610
Spirit Airlines Incorporated †	154,276	9,113,083
Thai Airways International PCL †	76,300	34,629
Turk Hava Yollari Anonim Ortakligi	148,808	505,865
United Continental Holdings Incorporated †	229,000	10,160,730

44

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Airlines (continued)
Virgin Australia International Holdings †(a)	177,317	$0
WestJet Airlines Limited	11,787	264,591
		61,134,834

Building Products : 0.55%
A.O. Smith Corporation	162,700	8,034,126
Aica Kogyo Company Limited	12,200	265,092
Asahi Glass Company Limited	228,000	1,267,662
Assa Abloy AB Class B	30,983	1,564,429
Bunka Shutter Company Limited	12,000	80,747
Central Glass Company Limited	41,000	138,143
Compagnie de Saint-Gobain	44,072	2,510,908
Daikin Industries Limited	57,400	3,419,754
Fortune Brands Home & Security Incorporated	103,497	4,137,810
Geberit AG	3,718	1,231,030
GWA International Limited	48,362	117,021
JS Group Corporation	55,900	1,446,920
KCC Corporation	1,527	877,104
Kingspan Group plc	16,453	294,366
Lennox International Incorporated	96,758	8,216,689
Masco Corporation	232,000	4,941,600
Nibe Industrier AB Class B	13,413	388,440
Nichias Corporation	22,000	149,548
NICHIHA Corporation	5,800	60,108
Nippon Sheet Glass Company Limited †	171,000	204,931
Nitto Boseki Company Limited	38,000	141,847
Noritz Corporation	8,300	164,695
Okabe Company Limited	8,500	115,142
Owens Corning Incorporated	69,000	2,829,690
Rockwool International AS Class A	500	102,461
Rockwool International AS Class B	400	79,631
Sankyo Tateyama Incorporated	4,600	86,894
Sanwa Shutter Corporation	45,000	306,336
Sekisui Jushi Corporation	6,000	83,281
Simpson Manufacturing Company Incorporated	91,100	3,029,986
Taiwan Glass Industrial Corporation	343,581	306,508
Takara Standard Company Limited	24,000	190,491
Takasago Thermal Engineering Company	13,300	138,879
TOTO Limited	64,000	809,116
Trakya Cam Sanayi AS	31,241	36,195
Uponor Oyj	2,800	52,863
USG Corporation †	198,200	5,942,036
Wienerberger AG	10,742	192,775
		53,955,254

Commercial Services & Supplies : 1.02%
ABM Industries Incorporated	115,674	3,154,430
Aeon Delight Company Limited	3,500	83,993
Aggreko plc	24,032	671,513
Babcock International Group plc	46,368	943,545
Bilfinger Berger AG	4,408	519,398
Brady Corporation Class A	104,500	2,835,085
Brambles Limited	322,483	2,887,142
Brink’s Company	104,900	2,800,830
Cabcharge Australia Limited	26,928	101,495
Cintas Corporation	66,800	4,149,616
Clean Harbors Incorporated †	118,604	7,247,890
Copart Incorporated †	66,290	2,357,935
Covanta Holding Corporation	85,300	1,628,377
Dai Nippon Printing Company Limited	124,000	1,242,436
Daiseki Company Limited	6,700	117,875
Davis Service Group plc	15,297	254,870

45

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Commercial Services & Supplies (continued)
De La Rue plc	11,470	$165,151
Deluxe Corporation	111,438	6,250,557
Downer EDI Limited	82,141	407,449
Duskin Company Limited	11,300	208,795
East Asiatic Company Limited AS	250	3,196
Edenred «	13,908	435,955
G4S plc	126,965	532,046
Herman Miller Incorporated	134,100	4,193,307
HNI Corporation	98,700	3,694,341
HomeServe plc	13,090	74,118
Intrum Justitia AB	10,031	312,232
Itoki Corporation	1,000	8,094
K-Green Trust	25,027	20,851
Kaba Holding	280	130,932
Kar Auction Services Incorporated	90,400	2,760,816
KEPCO Plant Service & Engineering Company Limited	3,274	208,275
Kokuyo Company Limited	21,900	169,090
Kyodo Printing Company Limited	6,000	16,974
Loomis AB	8,827	247,979
Matsuda Sangyo Company Limited	1,800	21,572
Mineral Resources Limited	30,606	290,816
Mitie Group plc	40,984	230,342
Mitsubishi Pencil Company Limited	5,700	165,289
Moshi Moshi Hotline Incorporated	8,300	81,777
Msa Safety Incorporated	68,500	3,744,210
Nippon Kanzai Company Limited	500	11,699
Nissha Printing Company Limited «	7,200	109,980
Okamura Corporation	20,000	172,692
Oyo Corporation	3,900	61,143
Park24 Company Limited	21,100	398,993
Pilot Corporation	2,900	122,495
Pitney Bowes Incorporated	130,200	3,597,426
PMP Limited †	14,400	5,763
Progressive Waste Solutions Limited	12,017	311,203
Prosegur Compania de Seguridad SA	26,730	192,387
Recall Holdings Limited †	54,476	241,323
Regus plc	55,194	178,001
Rentokil Initial plc	173,799	343,760
Republic Services Incorporated	176,400	6,244,560
Ritchie Bros Auctioneers Incorporated	6,229	142,297
RR Donnelley & Sons Company	431,800	6,839,712
S1 Corporation Incorporated (Korea)	5,118	398,825
Salmat Limited	5,981	10,019
Sato Corporation «	7,500	163,924
Secom Company Limited	42,000	2,556,306
Securitas AB	25,461	293,912
Serco Group plc	48,699	303,334
Shanks Group plc	6,285	11,272
Societe BIC SA «	2,766	361,438
Sohgo Security Services Company Limited	15,700	383,247
Stericycle Incorporated †	50,831	5,813,541
Taiwan Secom Company Limited	64,000	165,200
Tetra Tech Incorporated	141,900	3,775,959
Tomra Systems ASA	7,776	65,690
Toppan Forms Company Limited	6,500	61,744
Toppan Printing Company Limited	124,000	918,428
Transcontinental Incorporated Class A	3,424	46,862
Transpacific Industries Group Limited †	162,245	169,112
Uchida Yoko Company Limited	2,000	5,933
United Stationers Incorporated	92,300	3,676,309
Waste Connections Incorporated	76,948	3,506,520
Waste Management Incorporated	52,253	2,334,664
		99,366,267

46

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Construction & Engineering : 0.55%
Abengoa SA	2,071	$11,513
Actividades de Construccion y Servicios SA	16,482	732,326
Aecon Group Incorporated	8,690	135,042
Arcadis NV «	6,464	228,436
Ausenco Limited	9,573	4,900
Balfour Beatty plc	61,174	242,096
Boart Longyear Group Limited †«	89,116	15,758
Bouygues SA «	15,976	741,639
Budimex SA	489	20,953
Cardno Limited «	35,271	211,721
Carillion plc	47,881	284,274
Chicago Bridge & Iron Company NV	63,800	5,193,320
China Communications Construction Company Limited	1,015,779	678,675
China Railway Construction Corporation Limited	450,500	381,181
China Railway Group Limited Class H	1,000,000	465,629
China State Construction International Holdings Limited	438,000	758,158
Chiyoda Corporation	33,000	389,971
Chudenko Corporation	6,500	93,733
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	830,134
Comsys Holdings Corporation	25,400	458,098
CTCI Corporation	123,000	213,303
Daelim Industrial Company Limited	6,425	507,601
Daewoo Engineering & Construction Company Limited †	31,654	259,078
Dialog Group Bhd	388,951	443,063
Doosan Heavy Industries & Construction Company Limited	13,384	440,142
Eiffage SA	4,842	344,077
EMCOR Group Incorporated	147,732	6,577,029
Flsmidth & Company AS «	5,428	315,553
Fluor Corporation	96,900	7,275,252
Gamuda Bhd	314,200	430,277
GS Engineering & Construction Corporation †	8,962	291,208
Henderson Investments Limited	18,000	1,416
Hibiya Engineering Limited	6,000	86,640
HKC Holdings Limited †	217,196	6,163
Hochtief AG	4,214	383,433
Housing & Construction Holdings Limited	10,493	25,553
Hyundai Development Company	13,643	382,464
Hyundai Engineering & Construction Company Limited	17,322	906,680
IJM Corporation Bhd	221,620	461,450
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV †	189,001	460,135
Imtech NV †«	48,710	76,160
Interchina Holdings Company †	960,000	44,577
Interserve plc	12,112	131,253
Italian-Thai Development PCL †	95,501	13,498
JGC Corporation	50,000	1,436,149
Kajima Corporation	191,000	791,768
Kandenko Company Limited	21,000	114,902
KBR Incorporated	94,800	2,302,692
KEPCO Engineering & Construction Company Incorporated	1,785	90,632
Kinden Corporation	32,000	274,735
Koninklijke Bam Groep NV	28,776	150,353
Koninklijke Boskalis Westminster NV «	7,236	412,108
Kumho Industrial Company Limited †	9	97
Kyowa Exeo Corporation	21,600	297,053
Lanco Infratech Limited †	198,580	36,967
Larsen & Toubro Limited	42,205	1,103,873
Larsen & Toubro Limited SP GDR	8,011	208,847
Leighton Holdings Limited	17,730	333,804
Macmahon Holdings Limited †	139,645	13,646
Maeda Corporation	31,000	230,521
Maeda Road Construction Company Limited	12,000	193,084
Malaysia Marine & Heavy Engineering	135,600	160,373
Malaysian Resources Corporation Bhd	50	25
Mirait Holdings Corporation	11,700	109,759
Monadelphous Group Limited «	18,415	304,027

47

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Construction & Engineering (continued)
NCC AB	8,600	$301,231
Nippo Corporation	8,000	125,658
Nippon Densetsu Kogyo Company Limited	8,000	117,407
Nippon Koei Company Limited	15,000	73,527
Nishimatsu Construction Company Limited	77,000	301,798
Obayashi Corporation	141,000	944,617
Obrascon Huarte Lain SA	3,542	154,239
Okumura Corporation	38,000	160,884
Outotec Oyj «	15,988	179,474
Peab AB	21,523	171,264
Penta-Ocean Construction Company Limited	55,000	161,002
Polimex Mostostal SA †	86,564	2,853
Power Line Engineering PCL	244,400	13,995
Punj Lloyd Limited †	22,537	15,733
PYI Corporation Limited	111,318	2,269
Samsung Engineering Company Limited †	7,013	560,243
Sanki Engineering Company Limited	10,000	64,637
Shimizu Corporation	138,000	913,674
Sho-Bond Holdings Company Limited	4,700	210,761
Sino Thai Engineering & Construction PCL	374,529	250,979
Skanska AB	34,816	806,408
SNC-Lavalin Group Incorporated «	14,400	695,630
Socam Development Limited	63	73
Sumitomo Mitsui Construction Company Limited †	150,200	156,397
Taikisha Limited	8,000	177,525
Taisei Corporation	216,000	1,111,827
Tekfen Holding AS	41,044	108,804
Toa Corporation	31,000	52,073
Toda Corporation	49,000	155,472
Tokyo Energy & Systems Incorporated	1,000	5,108
Tokyu Construction Company Limited	80	339
Toshiba Plant Systems & Services Corporation	6,000	90,000
Totetsu Kogyo Company Limited	5,900	123,390
Toyo Engineering Corporation	28,000	136,424
United Construction Group Limited	30,880	188,524
United Engineers Limited	59,000	111,481
Vinci SA	52,089	3,855,578
YIT Oyj «	11,040	120,393
Yokogawa Bridge Holdings Corporation	8,000	105,383
		53,246,051

Electrical Equipment : 1.06%
ABB Limited	205,224	4,874,500
ABB Limited (India)	14,757	226,150
Acuity Brands Incorporated	95,722	12,014,068
Alstom SA	20,310	802,882
AMETEK Incorporated	145,168	7,705,517
Bharat Heavy Electricals limited	122,363	501,545
Cosel Company Limited	4,900	56,557
Daihen Corporation	18,000	68,605
Denyo Company Limited	3,200	46,585
Eaton Corporation plc	61,537	4,534,662
Elswedy Cables Holding Company	9,692	44,161
Emerson Electric Company	96,800	6,459,464
EnerSys	100,700	6,952,328
Fuji Electric Holdings Company Limited	123,000	540,088
Fujikura Limited	69,000	302,976
Furukawa Electric Company Limited	135,000	278,487
Futaba Corporation	6,900	102,009
Gamesa Corporation Tecnologica SA †	8,248	96,501
Generac Holdings Incorporated	145,600	7,087,808
General Cable Corporation	112,400	2,866,200
GS Yuasa Corporation	79,000	450,874
Hubbell Incorporated Class B	33,700	3,942,900

48

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Electrical Equipment (continued)
Johnson Electric Holdings Limited	219,000	$190,387
Legrand SA «	23,684	1,499,147
LS Cable Limited	7,178	505,879
LS Industrial Systems Company Limited	3,641	230,195
Mabuchi Motor Company Limited	5,800	429,587
Mitsubishi Electric Corporation	420,000	4,872,495
Nidec Corporation	50,000	2,907,171
Nippon Carbon Company Limited	11,000	17,937
Nitto Kogyo Corporation	9,700	187,806
Nordex AG †	816	17,842
Ormat Industries	3,095	23,965
Osram Licht AG †	7,623	386,816
Polypore International Incorporated †«	92,900	4,129,405
Prysmian SpA	18,370	426,449
Regal-Beloit Corporation	98,971	7,554,456
Rockwell Automation Incorporated	82,200	9,952,776
Sanyo Denki Company Limited	6,000	38,546
Schneider Electric Infrastructure Limited †	5,981	12,091
Schneider Electric SA	52,663	4,959,085
Schneider Electric SA - London Exchanges	1,614	150,753
SGL Carbon AG †	3,056	104,186
Shihlin Electric	118,000	143,833
Sinopoly Battery Limited †	1,480,000	95,448
Sumitomo Electric Industries Limited	155,400	2,088,283
Suzlon Energy Limited †	89,769	33,422
TECO Electric & Machinery Company Limited	303,000	339,524
Ushio Incorporated	25,200	304,727
Vestas Wind Systems AS †	15,405	823,813
Walsin Lihwa Corporation †	600,000	201,097
Ya Hsin Industrial Company Limited †(a)	40,000	0
		102,581,988

Industrial Conglomerates : 1.12%
Aboitiz Equity Ventures Incorporated	548,400	679,312
Aditya Birla Nuvo Limited	5,674	125,128
Alfa SA de CV	817,600	2,293,846
Alliance Global Group Incorporated	970,700	657,782
Antarchile SA	32,607	439,171
Beijing Enterprises Holdings Limited	135,000	1,153,593
Bidvest Group Limited	77,802	2,162,214
Boustead Holdings Bhd	80,800	132,529
CITIC Pacific Limited «	402,000	702,066
CJ Corporation	4,217	589,024
Danaher Corporation	140,294	11,003,258
DCC plc - United Kingdom Exchange	9,251	544,279
Discount Investment Corporation †	1,353	11,777
DMCI Holdings Incorporated	161,600	263,147
Dogan Sirketler Grubu Holdings †	170,145	68,954
Doosan Corporation	3,897	487,030
Enka Insaat Ve Sanayi AS	97,486	270,975
Far Eastern New Century Corporation	861,685	890,838
Gallant Venture Limited †	42,000	11,217
General Electric Company	1,338,407	35,855,924
Grupo Carso SAB de CV	111,000	578,031
Hong Leong Asia Limited	11,000	13,637
Hopewell Holdings	123,000	427,560
Hutchison Whampoa Limited	437,000	5,862,027
Jardine Matheson Holdings Limited	48,385	2,975,678
Jardine Strategic Holdings Limited	39,394	1,433,548
JG Summit Holdings	615,492	693,492
Katakura Industries Company Limited	5,400	64,927
Keihan Electric Railway Company Limited	109,000	446,493
Keppel Corporation Limited	270,051	2,288,641
Koc Holding AS	126,301	623,255

49

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Industrial Conglomerates (continued)
Koninklijke Philips Electronics NV	94,124	$2,972,830
LG Corporation	33,994	2,022,580
MMC Corporation Bhd	109,200	92,105
Nisshinbo Industries Incorporated	31,000	290,815
NWS Holdings Limited	280,878	489,085
Quinenco SA	62,686	140,902
Rheinmetall AG	3,555	243,608
Roper Industries Incorporated	58,945	8,351,328
Samsung Techwin Company Limited	9,105	510,494
San Miguel Corporation	214,380	374,326
SembCorp Industries Limited	165,000	711,672
Shun Tak Holdings Limited	294,250	140,427
Siemens AG	69,350	9,213,328
Siemens India Limited	21,727	319,011
Sime Darby Bhd	659,878	1,961,355
SK Corporation	7,547	1,361,153
SM Investments Corporation	70,518	1,266,761
Smiths Group plc	35,162	778,578
Tokai Holdings Corporation	26,800	97,407
Top Frontier Investment Holdings Incorporated †	8	16
Toshiba Corporation	829,000	3,395,806
Turk Sise Ve Cam Fabrikalari AS	116,253	161,293
Yazicilar Holding AS	9,222	80,243
		108,724,476

Machinery : 2.68%
Aalberts Industries NV	11,130	366,173
AG Growth International Incorporated	1,000	42,055
AGCO Corporation	57,800	3,118,888
Aida Engineering Limited	11,300	99,347
Airtac International Group	16,050	174,494
Alfa Laval AB	28,699	751,783
Amada Company Limited	76,000	718,193
Andritz AG	7,071	421,169
Asahi Diamond Industrial Company Limited	12,000	193,792
Atlas Copco AB Class A	61,897	1,814,733
Atlas Copco AB Class B	37,370	1,030,300
ATS Automation Tooling Systems Incorporated †	4,800	65,251
Austal Limited †	9,718	10,175
Bando Chemical Industries Limited	15,000	57,171
Bodycote plc	18,289	228,694
Bradken Limited	25,084	83,340
Bucher Industries AG	862	285,168
Cargotec Corporation	3,652	151,836
Chart Industries Incorporated †	66,700	4,795,063
China Conch Venture Holdings Limited	277,500	600,604
China International Marine Containers (Group) Company Limited Class H	157,100	279,228
CKD Corporation	12,000	103,026
Clarcor Incorporated	109,338	6,399,553
CNH Industrial NV	78,164	855,591
Colfax Corporation †	53,864	3,920,761
Cosco Corporation Singapore Limited	190,000	110,580
Crane Company	107,400	7,959,414
CSBC Corporation Taiwan	102	62
CSR Corporation Limited	446,000	330,202
Cummins Incorporated	38,600	5,903,098
Cummins India Limited	13,858	149,145
Daewoo Shipbuilding & Marine Engineering Company Limited	28,300	744,810
Daifuku Company Limited	21,500	280,260
Donaldson Company Incorporated	84,200	3,429,466
Doosan Infracore Company Limited †	19,520	234,385
Ebara Corporation	89,000	538,546
FANUC Limited	38,400	6,533,281
Flowserve Corporation	82,700	6,098,298

50

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Machinery (continued)
Fuji Machine Manufacturing Company Limited	17,200	$138,546
Fujitec Company Limited	13,000	144,941
Furukawa Company Limited	61,000	115,648
GEA Group AG	16,445	707,368
Georg Fischer AG †	456	343,719
Gildemeister AG	3,643	115,980
Glory Limited	13,000	384,381
Graco Incorporated	38,200	2,787,836
Hanjin Heavy Industries & Construction Company Limited †	10,385	114,518
Hino Motors Limited	56,200	707,193
Hitachi Construction Machinery Company Limited	18,600	343,862
Hitachi Koki Company Limited	9,300	73,359
Hitachi Zosen Corporation	30,600	148,191
Hiwin Technologies Corporation	55,156	566,542
Hoshizaki Electric Company Limited	12,000	550,491
Hosokawa Micron Corporation	4,000	24,204
Hyundai Heavy Industries Company Limited	12,411	2,250,573
Hyundai Mipo Dockyard Company Limited	2,652	419,818
Hyundai Rotem Company Limited	9,250	245,712
IDEX Corporation	50,963	3,907,843
IMI plc	29,234	782,562
Iseki & Company Limited	44,000	111,081
Ishikawajima-Harima Heavy Industries Company Limited	282,000	1,182,849
ITT Corporation	198,991	8,691,927
Jain Irrigation Systems Limited (Differential Voting Rights)	1,993	1,627
Japan Steel Works	72,000	282,908
Jaya Holdings Limited	61,000	38,906
Joy Global Incorporated «	68,200	3,897,630
JTEKT Corporation	46,600	709,986
Juki Corporation †	7,000	15,196
Kawasaki Heavy Industries Limited	321,000	1,207,692
KCI Konecranes Oyj «	3,753	120,428
Kennametal Incorporated	172,000	7,746,880
King Slide Works Company Limited	17,000	232,446
Kitz Corporation	21,100	107,987
Komatsu Limited	192,430	4,190,740
Komori Corporation	11,000	141,552
Kone Oyj «	38,458	1,583,205
KOPEX SA	1,096	4,624
Krones AG	626	61,013
Kubota Corporation	230,865	3,152,282
Kurita Water Industries Limited	21,400	464,157
Kyokuto Kaihatsu Kogyo Company	6,900	100,518
Makino Milling Machine Company Limited	25,000	198,674
Makita Corporation	26,900	1,466,552
Makita Corporation ADR	1	55
MAN AG «	3,130	390,954
Manitowoc Company Incorporated	293,146	7,929,599
Max Company Limited	6,000	65,363
Meidensha Corporation	41,000	163,517
Melrose Industries plc	96,849	454,547
Metso Oyj	12,945	503,263
Minebea Company Limited	73,000	757,967
Mitsubishi Heavy Industries Limited	660,000	3,844,597
Mitsuboshi Belting Company Limited	10,000	55,599
Mitsui Engineering & Shipbuilding Company Limited	152,000	294,145
Miura Company Limited	7,400	233,703
Morgan Advanced Materials plc	21,935	124,715
Mori Seiki Company Limited	22,100	269,195
Morita Holdings Corporation	7,000	60,580
Mueller Industries Incorporated	121,800	3,510,276
Nabtesco Corporation	24,600	533,564
Nachi-Fujikoshi Corporation	45,000	286,886
Namura Shipbuilding Company Limited	1,000	8,104
Navistar International Corporation †«	148,121	5,076,107

51

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Machinery (continued)
NGK Insulators Limited	53,000	$1,098,527
Nippon Sharyo Limited	14,000	51,297
Nippon Thompson Company Limited	13,000	63,084
Nitta Corporation	3,300	71,414
NKT Holding AS	1,131	77,483
Nordson Corporation	37,642	3,069,329
Noritake Company Limited	17,000	42,250
NSK Limited	94,000	1,135,756
NTN Corporation	101,000	399,833
OILES Corporation	4,980	111,683
Okuma Corporation	29,000	267,210
OSG Corporation	18,700	319,076
Oshkosh Corporation	56,500	3,053,825
Paccar Incorporated	46,600	2,952,576
Pall Corporation	65,700	5,567,418
Pentair Limited	118,224	8,824,239
Rotork plc	7,725	337,053
Ryobi Limited	20,000	60,904
Samsung Heavy Industries Company Limited	44,830	1,236,978
Sandvik AB	105,184	1,497,913
Sasebo Heavy Industries Company Limited †	4,000	3,969
Schindler Holding AG	2,474	377,938
Schindler Holding AG - Participation Certificate	5,042	778,681
SembCorp Marine Limited	147,200	483,508
Shima Seiki Manufacturing Limited	4,400	70,754
Shin Zu Shing Company Limited	649	1,846
Shinmaywa Industries Limited	17,000	144,283
Shinwa Company Limited Nagoya	500	5,845
Singamas Container Holding	180,000	37,844
Sintokogio Limited	10,700	74,311
SKF AB Class A	976	24,648
SKF AB Class B	35,091	899,299
SMC Corporation	12,800	3,344,597
Spirax Sarco Engineering plc	7,794	373,508
SPX Corporation	28,800	3,013,632
Stanley Black & Decker Incorporated	104,600	9,142,040
Star Micronics Company Limited	6,100	80,355
STX Corporation Company Limited †(a)	5,248	6,482
Sulzer AG	2,037	309,360
Sumitomo Heavy Industries Limited	116,000	515,049
Tadano Limited	23,000	347,711
Takuma Company Limited	14,000	84,165
Terex Corporation	249,500	9,595,770
The Middleby Corporation †	41,400	9,887,148
The Timken Company	51,200	3,288,064
THK Company Limited	24,100	530,531
Toro Company	121,370	7,838,075
Toshiba Machine Company Limited	18,000	76,385
Trelleborg AB Class B	21,858	476,878
Trinity Industries Incorporated	171,279	14,820,772
Triyards Holdings Limited	7,100	3,481
Tsubakimoto Chain Company	30,000	231,631
Tsugami Corporation «	18,000	93,713
Tsukishima Kikai Company Limited	5,000	51,621
United Tractors	352,380	654,204
Vallourec SA «	11,082	602,746
Valmet Corporation	12,945	144,168
Valmont Industries Incorporated	16,177	2,506,626
Vesuvius plc	23,880	183,407
Volvo AB Class A	43,600	640,448
Volvo AB Class B	132,230	1,922,591
Wabco Holdings Incorporated †	39,000	4,164,030
Wabtec Corporation	59,980	4,722,825
Wartsila Oyj	17,118	923,576
WEG SA	57,980	673,151

52

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Machinery (continued)
Weir Group plc	19,255	$845,610
Woodward Governor Company	133,200	5,954,040
Xylem Incorporated	118,881	4,434,261
Yungtay Engineering Company Limited	78,000	187,811
Zardoya-Otis SA	14,550	262,600
Zoomlion Heavy Industry Class H	306,400	203,925
		260,302,579

Marine : 0.14%
A.P. Moller Maersk AS Class A	200	494,224
A.P. Moller Maersk AS Class B	645	1,679,869
Chinese Maritime Transport Limited	6,000	7,123
Compagnie Maritime Belge SA	227	6,108
Daiichi Chuo Kisen Kaisha †	12,000	10,609
DS Norden AS	1,300	51,879
Evergreen Marine Corporation (Taiwan) Limited †	333,298	191,183
Hanjin Shipping Company Limited †	16,785	99,374
Hanjin Shipping Holding Company Limited †	2	14
Hyundai Merchant Marine Company Limited †	15,411	143,657
Iino Kaiun Kaisha Limited	15,900	80,593
Inui Steamship Company Limited	1,100	3,350
Kawasaki Kisen Kaisha Limited	178,000	372,436
Kirby Corporation †	35,318	3,904,405
Kuehne & Nagel International AG	5,401	736,418
Malaysian Bulk Carriers Bhd	14,000	7,887
Matson Incorporated	97,649	2,399,236
MISC Bhd	242,400	466,241
Mitsui OSK Lines Limited	228,000	817,485
Neptune Orient Lines Limited †	184,000	144,495
Nippon Yusen Kabushiki Kaisha	322,000	948,919
Orient Overseas International Limited	30,500	156,179
Pacific Basin Shipping Limited	252,000	156,993
Regional Container Lines PCL †	73,800	14,612
Shih Wei Navigation Company Limited	34,209	23,045
Shinwa Kaiun Kaisha Limited	2,000	4,578
Shipping Corporation of India Limited †	33,100	33,526
Sincere Navigation Corporation	128,800	111,036
STX Pan Ocean Company Limited - Korea Exchange †	199	614
STX Pan Ocean Company Limited - Singapore Exchange †(a)	450	1,141
Taiwan Navigation Company Limited	20,000	14,740
Thoresen Thai Agencies PCL †	170,227	107,850
U-Ming Transport Corporation	113,000	190,309
Wan Hai Lines Limited	209,212	101,866
Yang Ming Marine Transport †	285,357	120,860
		13,602,854

Professional Services : 0.44%
Adecco SA	12,375	1,032,977
ALS Limited	71,134	592,498
Bureau Veritas SA	23,580	711,005
Capita plc	61,090	1,133,557
Corporate Executive Board Company	72,700	4,955,959
Dun & Bradstreet Corporation	24,195	2,498,134
Experian Group Limited	96,629	1,679,623
Hays plc	95,742	242,650
IHS Incorporated Class A †	35,823	4,510,474
Intertek Group plc	15,050	736,118
Manpower Incorporated	49,500	4,058,010
MEITEC Corporation	7,200	218,900
Michael Page International plc	20,623	158,565
Nielsen Holdings NV	153,980	7,431,075
Nihon M&A Center Incorporated	5,400	139,986

53

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Professional Services (continued)
Poyry Oyj †	835	$4,480
Randstad Holdings NV	9,424	548,281
SAI Global Limited	31,844	151,438
SEEK Limited	58,955	928,889
SGS SA	519	1,301,122
Stantec Incorporated	3,535	218,790
Teleperformance	6,495	406,427
Temp Holdings Company Limited	8,800	269,705
The Advisory Board Company †	79,500	3,847,005
Verisk Analytics Incorporated Class A †	88,824	5,257,493
WS Atkins plc	8,888	195,611
		43,228,772

Road & Rail : 1.24%
Asciano Group	170,137	886,693
Aurizon Holdings Limited	59,294	272,599
Avis Budget Group Incorporated †	229,500	13,134,285
Canadian National Railway Company	73,500	4,457,586
Canadian Pacific Railway Limited	14,300	2,393,400
Central Japan Railway Company	40,300	5,336,385
ComfortDelGro Corporation Limited	275,000	510,843
Container Corporation of India	13,018	246,205
CSX Corporation	133,300	3,919,020
DSV AS	17,460	581,655
East Japan Railway Company	77,300	5,896,213
Evergreen International Storage & Transport Corporation	124,000	79,398
Firstgroup plc †	137,119	322,004
Fukuyama Transporting Company Limited	37,000	221,709
Genesee & Wyoming Incorporated Class A †	30,140	2,934,129
Go-Ahead Group plc	3,179	117,230
Hankyu Hanshin Holdings Incorporated	244,000	1,354,224
Hertz Global Holdings Incorporated †	273,100	8,061,912
Hitachi Transport System Limited	8,700	139,217
J.B. Hunt Transport Services Incorporated	56,914	4,419,941
Kansas City Southern	65,318	7,022,991
Keihin Electric Express Railway Company Limited	101,000	810,580
Keio Corporation	110,000	796,365
Keisei Electric Railway Company Limited	66,000	610,079
Kintetsu Corporation	373,000	1,308,065
Korea Express Company Limited †	2,016	224,285
Landstar System Incorporated	97,094	6,304,313
Maruzen Showa Unyu Company Limited	16,000	54,067
MTR Corporation Limited	250,208	947,201
Nagoya Railroad Company Limited	169,000	595,982
Nankai Electric Railway Company Limited	100,000	396,857
National Express Group plc	29,635	137,697
Nippon Express Company Limited	193,000	946,041
Nippon Konpo Unyu Soko Company Limited	12,800	218,530
Nishi-Nippon Railroad Company Limited	75,000	291,749
Norfolk Southern Corporation	43,300	4,362,475
Odakyu Electric Railway Company Limited	122,000	1,096,562
Old Dominion Freight Line Incorporated †	150,153	9,603,786
Ryder System Incorporated	33,636	2,919,268
Sagami Railway Company Limited	88,000	313,792
Sankyu Incorporated	56,000	249,195
SBS Transit Limited	1,684	2,135
SEINO Holdings Company Limited	34,000	371,729
Senko Company Limited	15,000	74,263
SMRT Corporation Limited	98,000	113,290
Stagecoach Group plc	49,321	322,172
Tobu Railway Company Limited	207,000	1,028,900
Tokyu Corporation	216,000	1,472,534
TransForce Incorporated	6,211	135,756
Transport International Holdings Limited	45,600	82,343

54

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Road & Rail (continued)
Union Pacific Corporation	105,100	$20,943,277
West Japan Railway Company	37,200	1,581,183
		120,622,110

Trading Companies & Distributors : 0.87%
Adani Enterprises Limited	63,989	518,604
Air Lease Corporation	192,648	7,948,656
Applied Industrial Technologies Incorporated	91,100	4,338,182
Ashtead Group plc	48,201	711,395
Barloworld Limited	44,693	425,412
BayWa AG	313	17,485
Beacon Roofing Supply Incorporated †	107,100	3,694,950
Brenntag AG	4,811	898,790
Bunzl plc	31,676	887,753
China Daye Non-Ferrous Metal Mining Limited †	660,000	11,322
Daewoo International Corporation	7,912	249,722
Emeco Holdings Limited †	72,033	16,089
Fastenal Company	60,524	2,950,545
Finning International Incorporated «	16,500	443,733
GATX Corporation	102,934	6,778,204
Grafton Group plc	18,582	177,850
Hanwa Company Limited	40,000	159,528
iMarketKorea Incorporated	5,870	200,807
Inaba Denki Sangyo Company Limited	4,100	128,276
Inabata & Company Limited	8,900	78,421
Itochu Corporation	310,200	3,665,723
Iwatani International Corporation	49,000	281,582
Japan Pulp & Paper Company Limited	25,000	84,971
Kanamoto Company Limited	6,000	221,022
Kanematsu Corporation	81,000	131,287
Kloeckner & Company †	8,856	149,030
Kuroda Electric Company Limited	5,800	82,613
LG International Corporation	5,460	145,839
Marubeni Corporation	340,000	2,317,878
Misumi Group Incorporated	15,400	408,448
Mitsubishi Corporation	323,600	6,386,173
Mitsubishi Corporation ADR	33	1,308
Mitsui & Company Limited	352,700	5,342,470
Mitsui & Company Limited ADR	263	80,133
MonotaRO Company Limited	5,900	135,735
MRC Global Incorporated †	66,200	1,905,898
MSC Industrial Direct Company	28,625	2,632,641
Nagase & Company Limited	24,600	296,747
Nichiden Corporation	3,600	85,827
Noble Group Limited	918,576	1,014,293
Okaya & Company Limited	5,500	70,506
Onoken Company Limited	700	7,784
Paperlinx Limited †	60,182	2,296
Reece Australia Limited	12,985	360,118
Rexel SA «	7,350	175,636
Russel Metals Incorporated	4,649	140,418
Samsung Corporation	34,243	2,450,244
Seven Network Limited	22,953	170,676
SIG plc	78,253	258,400
SK Networks Company Limited †	31,860	296,053
Sojitz Corporation	240,500	382,721
Sumitomo Corporation	244,800	3,203,081
Tat Hong Holdings Limited	7,000	4,632
Toromont Industries Limited	6,843	167,178
Toyota Tsusho Corporation	45,500	1,204,543
Travis Perkins plc	23,342	658,488
Trusco Nakayama Corporation	3,400	76,016
W.W. Grainger Incorporated	13,680	3,534,502
Wakita & Company Limited	7,000	83,202

55

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Trading Companies & Distributors (continued)
Watsco Incorporated	59,095	$5,946,730
WESCO International Incorporated †	93,824	8,014,446
Wolseley plc	26,144	1,457,099
Yamazen Corporation	18,000	122,181
Yuasa Trading Company Limited	38,000	75,029
		84,867,321

Transportation Infrastructure : 0.17%
Abertis Infraestructuras SA	38,086	834,565
Aeroports de Paris	3,323	432,591
Airports of Thailand PCL	53,200	303,838
Ansaldo STS SpA	5,958	63,917
Atlantia SpA «	40,773	1,132,715
Auckland International Airport Limited	167,179	547,966
BBA Aviation plc	37,408	196,387
Bintulu Port Holdings Bhd	6,400	14,641
CCR SA	204,620	1,604,773
China Merchants Holdings International Company Limited	305,537	902,469
China Resources & Transportation Group Limited †	2,600,000	115,698
Cosco Pacific Limited	403,792	533,323
Flughafen Zuerich AG	455	283,772
Fraport AG «	3,869	296,822
Groupe Eurotunnel SA «	53,575	708,398
GVK Power & Infrastructure Limited †	127,035	35,150
Hong Kong Aircraft Engineering Company Limited	10,000	118,600
Hopewell Highway Infrastructure Limited	167,500	82,962
Hutchison Port Holdings Trust	977,000	732,750
International Container Term Services Incorporated	175,300	432,691
Japan Airport Terminal Company Limited	13,800	354,489
Kamigumi Company Limited	48,000	432,377
Macquarie Atlas Roads Limited	53,146	163,219
Malaysia Airports Holdings Bhd	103,841	244,332
Mitsubishi Logistics Corporation	30,000	431,434
Mundra Port & Special Economic Zone Limited	99,788	384,190
Nissin Corporation	18,000	52,338
Port of Tauranga Limited	9,453	114,786
PT Jasa Marga Tbk	395,500	199,020
Shenzhen International Holdings Limited	199,750	237,548
SIA Engineering Company	42,000	167,424
Singapore Airport Terminal Services Limited	108,666	270,301
Societa Iniziative Autostradali e Servizi SpA	1,409	17,997
Sumitomo Warehouse Company Limited	29,000	143,861
Sydney Airport Holdings Limited	206,050	841,828
TAV Havalimanlari Holding AS	40,981	326,301
Transurban Group	326,954	2,260,798
Westshore Terminals Investment Corporation	8,100	249,581
		16,265,852

Information Technology : 14.58%
Communications Equipment : 1.18%
ADTRAN Incorporated	126,600	2,840,904
Alcatel-Lucent SA †	273,639	1,115,676
ARRIS Group Incorporated †	260,100	8,611,911
Aruba Networks Incorporated †	237,300	4,393,610
Brocade Communications Systems Incorporated †	288,736	2,633,272
Ciena Corporation †«	223,380	4,333,572
Cisco Systems Incorporated	707,249	17,412,470
Comba Telecom Systems Holdings Limited †	212	59
D-Link Corporation	749	497
Denki Kogyo Company Limited	13,000	72,790
EVS Broadcast Equipment SA	552	29,346

56

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Communications Equipment (continued)
F5 Networks Incorporated †	46,038	$4,997,425
Finisar Corporation †	209,100	4,966,125
Harris Corporation	70,300	5,430,675
Hitachi Kokusai Electric Incorporated	9,000	111,660
InterDigital Incorporated	81,632	3,101,200
Japan Radio Company Limited †	2,000	9,195
Nokia Oyj †«	354,521	2,863,347
Palo Alto Networks Incorporated †	27,800	2,082,498
Plantronics Incorporated	96,800	4,388,912
Polycom Incorporated †	323,190	4,120,673
QUALCOMM Incorporated	388,997	31,294,809
Spirent plc	75,771	132,723
Telefonaktiebolaget LM Ericsson Class A	3,200	38,231
Telefonaktiebolaget LM Ericsson Class B	289,375	3,625,836
Viasat Incorporated †	90,200	4,891,546
VTech Holdings Limited	27,900	375,337
Zinwell Corporation	446	477
ZTE Corporation	164,600	317,610
		114,192,386

Electronic Equipment, Instruments & Components : 1.46%
AAC Technologies Holdings Incorporated	190,000	1,121,186
ALPS Electric Company Limited	34,900	402,139
Amano Corporation	12,600	125,257
Amphenol Corporation Class A	93,834	8,989,297
Anixter International Incorporated	59,341	6,112,123
Anritsu Corporation	27,600	285,218
Arisawa Manufacturing Company Limited	3,400	21,075
Arrow Electronics Incorporated †	67,114	3,872,478
Asia Optical Company Incorporated †	14,239	14,032
AU Optronics Corporation †	1,793,319	684,781
Avnet Incorporated	87,938	3,831,459
Benchmark Electronics Incorporated †	127,204	2,949,861
Calcomp Electronics PCL †	253,344	20,835
Canon Electronics Incorporated	3,800	66,593
Celestica Incorporated †	22,738	269,467
Cheng Uei Precision Industry Company Limited	71,855	137,549
Chroma ATE Incorporated	84,624	211,380
Chunghwa Picture Tubes Limited †	75	5
Citizen Holdings Company Limited	63,500	486,542
CMK Corporation †	4,800	11,741
Cognex Corporation †	176,000	6,336,000
Corning Incorporated	178,400	3,799,920
Daishinku Corporation	6,000	22,692
Daiwabo Company Limited	29,000	52,701
Delta Electronics Incorporated	472,531	3,072,937
Delta Electronics Thailand PCL	22,600	39,239
Electrocomponents plc	44,350	212,685
Enplas Corporation	2,000	130,255
FEI Company	90,000	7,510,500
FIH Mobile Limited †	528,000	300,335
Flextronics International Limited †	112,900	1,148,193
FUJIFILM Holdings Corporation	94,700	2,444,711
Halma plc	39,753	394,473
Hamamatsu Photonics	14,100	680,069
Hannstar Display Corporation †	806,481	301,232
Hexagon AB	23,900	751,071
Hioki EE Corporation	900	12,819
Hirose Electric Company Limited	6,100	873,055
Hitachi High Technologies Corporation	12,500	282,417
Hitachi Limited	946,000	6,356,228
Hon Hai Precision Industry Company Limited	2,926,598	9,018,281
Horiba Limited	8,200	271,857
Hosiden Corporation	12,200	67,352

57

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Hoya Corporation	85,100	$2,634,087
Ibiden Company Limited	27,700	505,838
Ingenico SA «	5,328	481,455
Ingram Micro Incorporated Class A †	106,173	2,948,424
Innolux Display Corporation †	1,542,746	609,679
IPG Photonics Corporation †	23,100	1,457,610
Japan Aviation Electronics Industry Limited	13,000	241,483
Keyence Corporation	8,800	3,418,428
Kingboard Chemicals Holdings Limited	140	263
KOA Corporation	3,700	34,856
Kyocera Corporation	72,800	3,237,383
Kyocera Corporation ADR	60	2,701
Laird Group plc	37,748	190,009
Largan Precision Company Limited	26,244	1,715,437
LG Display Company Limited †	52,370	1,393,693
LG Innotek Company Limited †	2,021	252,575
Littelfuse Incorporated	46,251	4,054,363
Mitsumi Electric Company Limited	16,600	100,448
Muramoto Electron (Thailand) PCL	300	1,946
Murata Manufacturing Company Limited	41,400	3,506,800
Nan Ya Printed Circuit Board Corporation †	26,197	41,935
Nichicon Corporation	13,600	104,605
Nippon Chemi-Con Corporation †	32,000	95,874
Nippon Electric Glass Company Limited	80,000	400,000
Nippon Signal Company Limited	10,900	96,901
Oki Electric Industry Company Limited	138,000	283,320
OMRON Corporation	43,604	1,636,221
Optex Company Limited	30	506
Pan-International Industrial	767	560
Premier Farnell plc	32,868	117,624
Ryosan Company Limited	6,500	128,723
Samsung Electro-Mechanics Company Limited	13,434	828,268
Samsung SDI Company Limited	8,549	1,269,529
Shimadzu Corporation	52,000	444,912
Silitech Technology Corporation	379	455
Simplo Technology Company Limited	67,000	353,037
Spectris plc	9,963	383,431
Synnex Technology International Corporation	261,462	423,337
Taiyo Yuden Company Limited	21,700	225,527
TDK Corporation	24,900	1,062,775
TE Connectivity Limited	57,940	3,445,112
Tech Data Corporation †	85,500	5,088,105
Teikoky Tsushin Kogyo Company	2,000	3,261
TOKO Incorporated	14,000	40,020
Topcon Corporation	14,800	294,255
Toyo Corporation	3,700	40,489
TPK Holding Company Limited	58,033	470,295
Trimble Navigation Limited †	160,018	5,771,849
Tripod Technology Corporation	120,261	235,826
Truly International	250,000	152,523
Unimicron Technology Corporation	312,402	287,028
Universal Display Corporation †«	88,700	2,320,392
Venture Corporation Limited	49,000	284,788
Vishay Intertechnology Incorporated	289,554	4,320,146
Vishay Precision Group †	200	3,234
Wasion Group Holdings Limited	28,000	19,827
Wintek Corporation †	398,484	141,530
WPG Holdings Company Limited	352,227	491,007
Yageo Corporation	410,900	241,863
Yamatake Corporation	13,400	305,120
Yaskawa Electric Corporation	48,000	587,976
Yokogawa Electric Corporation	44,700	535,258
Yokowo Company Limited	3,200	16,126
Young Fast Optoelectronics Company Limited	13,071	12,663
Zebra Technologies Corporation Class A †	106,800	7,935,240

58

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Zhen Ding Technology Holding	78,750	$247,920
		141,668,911

Internet Software & Services : 2.06%
Access Company Limited †	3,200	17,446
Akamai Technologies Incorporated †	106,148	5,768,082
AOL Incorporated †	174,585	6,333,944
Baidu.com Incorporated ADR †	71,323	11,839,618
Carsales.com Limited	34,330	351,761
CoStar Group Incorporated †	18,200	2,885,610
Daum Communications Corporation	2,430	232,948
Dena Company Limited «	19,400	253,267
eBay Incorporated †	270,708	13,733,017
Equinix Incorporated †	30,772	6,115,935
Facebook Incorporated Class A †	386,669	24,476,148
GMO Internet Incorporated	12,000	122,593
Google Incorporated Class A †	64,842	37,066,929
Google Incorporated Class C †	64,886	36,399,748
Gree Incorporated «	21,300	194,378
HC International Incorporated †	66,000	149,486
Internet Initiative Japan Incorporated	6,600	171,354
Kakaku.com Incorporated	27,500	481,115
LinkedIn Corporation Class A †	20,887	3,343,800
Mixi Incorporated	400	47,701
NAVER Corporation	7,769	5,772,302
NetEase.com Incorporated ADR	18,804	1,338,093
OpenTable Incorporated †	50,600	3,428,150
Pandora Media Incorporated †	96,788	2,374,210
Rackspace Hosting Incorporated †	68,004	2,481,466
SINA Corporation †	16,564	742,233
Telecity Group plc	21,802	259,831
Tencent Holdings Limited	1,359,500	19,166,040
United Internet AG	13,768	636,324
VeriSign Incorporated †«	78,500	3,931,280
Yahoo Japan Corporation	255,200	1,175,725
Yahoo! Incorporated †	220,700	7,647,255
Yandex NV Class A †«	51,836	1,614,173
		200,551,962

IT Services : 2.35%
Alliance Data Systems Corporation †	31,180	7,983,639
Amadeus IT Holding SA	39,511	1,735,889
Amdocs Limited	103,794	4,994,567
Atos Origin SA «	4,734	425,263
Blackhawk Network Holdings Incorporated †	25,418	623,504
Broadridge Financial Solutions Incorporated	77,513	3,179,583
CACI International Incorporated Class A †	52,000	3,712,800
Cap Gemini SA «	14,926	1,085,276
CGI Group Incorporated †	24,400	830,361
Cielo SA	174,872	3,124,638
Cognizant Technology Solutions Corporation Class A †	133,574	6,493,032
Computershare Limited	93,886	1,112,284
Convergys Corporation	233,477	5,094,468
Digital Garage Incorporated	7,000	113,251
DST Systems Incorporated	19,400	1,768,310
Fidelity National Information Services Incorporated	188,100	10,185,615
Fiserv Incorporated †	156,928	9,432,942
FleetCor Technologies Incorporated †	45,400	5,739,014
Fujitsu Limited	385,000	2,605,747
Gartner Incorporated †	58,100	4,130,329
Genpact Limited †	105,300	1,774,305
HCL Technologies Limited	54,299	1,303,534

59

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
IT Services (continued)
Henry Jack & Associates Incorporated	53,700	$3,114,063
Indra Sistemas SA	6,012	108,341
Ines Corporation	2,500	15,742
Infosys Technologies Limited	116,330	5,786,773
Infosys Technologies Limited ADR «	2,757	141,793
International Business Machines Corporation	225,546	41,581,661
Iress Market Technology Limited	16,055	126,705
IT Holdings Corporation	15,406	261,055
Itochu Techno-Science Corporation	5,100	209,912
Leidos Holdings Incorporated	45,587	1,739,144
MasterCard Incorporated Class A	235,900	18,034,555
Maximus Incorporated	150,300	6,715,404
Mphasis Limited	22,655	169,040
NEC Networks & System Integration Corporation	5,800	133,491
Net One Systems Company Limited	17,400	130,244
NeuStar Incorporated Class A †«	40,100	1,123,602
Nihon Unisys Limited	9,400	81,350
Nomura Research Institute Limited	23,800	798,399
NS Solutions Corporation	2,600	64,438
NTT Data Corporation	24,800	901,375
OBIC Company Limited	13,100	416,292
Otsuka Corporation	3,600	492,613
Paychex Incorporated	38,800	1,595,068
Science Applications International Corporation	93,349	3,615,407
SK C&C Company Limited	4,840	785,160
Sumisho Computer Systems	9,400	242,572
Tata Consultancy Services Limited	122,814	4,450,631
Tech Mahindra Limited	22,425	729,790
Teradata Corporation †	101,701	4,270,425
TietoEnator Oyj	8,394	233,079
TKC AS	2,200	49,316
Total System Services Incorporated	103,150	3,121,319
Transcosmos Incorporated	4,400	88,994
Visa Incorporated	117,211	25,180,439
Western Union Company	357,400	5,779,158
Wex Incorporated †	82,558	7,949,510
Wipro Limited	133,741	1,145,705
Wipro Limited ADR «	13,142	146,402
Wirecard AG	9,255	403,710
Xerox Corporation	754,539	9,318,557
		228,699,585

Semiconductors & Semiconductor Equipment : 3.12%
Advanced Micro Devices Incorporated †«	1,388,600	5,554,400
Advanced Semiconductor Engineering Incorporated	1,587,821	2,012,213
Advantest Corporation	33,400	377,637
Aixtron AG †	8,010	117,159
Altera Corporation	190,500	6,311,265
Analog Devices Incorporated	209,100	10,952,658
Applied Materials Incorporated	158,400	3,198,096
ARM Holdings plc	132,795	2,047,835
ASM International NV	4,894	203,774
ASM Pacific Technology	46,000	515,301
ASML Holdings NV	43,275	3,714,030
Avago Technologies Limited	167,100	11,808,957
Axell Corporation	1,400	19,350
Cavium Incorporated †	112,961	5,532,830
Chipbond Technology Corporation	155,000	276,550
Cirrus Logic Incorporated †«	127,300	2,817,149
Cree Incorporated †	74,763	3,597,596
CSR plc	15,839	157,437
Cypress Semiconductor Corporation	301,800	3,093,450
Dainippon Screen Manufacturing Company Limited	45,000	192,731
Disco Corporation	5,400	345,855

60

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Elan Microelectronics Corporation	82,000	$156,422
Epistar Corporation	213,210	483,510
Everlight Electronics Company Limited	83,210	196,471
Fairchild Semiconductor International Incorporated †	291,282	4,273,107
Faraday Technology Corporation	527	728
Ferrotec Corporation	3,100	19,611
First Solar Incorporated †	46,000	2,841,880
Formosa Sumco Technology Corporation	12,600	14,329
GCL-Poly Energy Holdings Limited †	1,990,000	618,590
Gintech Energy Corporation †	8	9
Global Unichip Corporation	4,386	14,481
Hermes Microvision Incorporated	13,000	520,251
Himax Technologies Incorporated «	29,262	194,007
Hittite Microwave Corporation	68,800	4,045,440
Hynix Semiconductor Incorporated †	146,477	6,338,914
Infineon Technologies AG	102,520	1,271,586
Inotera Memories Incorporated †	415,888	627,601
Integrated Device Technology Incorporated †	302,582	4,024,341
Intel Corporation	657,534	17,963,829
International Rectifier Corporation †	158,600	4,253,652
King Yuan Electronics Company Limited	341,063	295,731
Kinsus Interconnect Technology Corporation	53,582	244,809
KLA-Tencor Corporation	106,400	6,971,328
Kontron AG	3,147	21,475
Lam Research Corporation †	106,400	6,601,056
Linear Technology Corporation	159,000	7,339,440
Macronix International †	849,267	207,321
Marvell Technology Group Limited	263,600	4,104,252
Maxim Integrated Products Incorporated	183,700	6,291,725
Media Tek Incorporated	382,531	6,212,756
Megachips Corporation	3,200	40,016
Microchip Technology Incorporated	126,500	6,021,400
Microsemi Corporation †	206,800	5,031,444
Mimasu Semiconductor Industry Company Limited	600	5,269
Nanya Technology Corporation †	1,805,367	499,124
Novatek Microelectronics Corporation Limited	119,790	613,222
NVIDIA Corporation	375,900	7,142,100
NXP Semiconductor NV †	20,074	1,246,595
ON Semiconductor Corporation †	317,100	2,755,599
Phison Electronics Corporation	34,000	249,454
PMC-Sierra Incorporated †	443,233	3,133,657
Powertech Technology Incorporated	181,914	351,264
PV Crystalox Solar plc	3,180	993
Q-Cells AG †	3,594	69
Radiant Opto-Electronics Corporation	114,735	470,641
Realtek Semiconductor Corporation	99,440	306,755
REC Solar ASA †	635	10,782
Renesas Electronics Corporation †«	33,400	248,039
RF Micro Devices Incorporated †	641,323	6,034,849
Richtek Technology Corporation	29,166	168,272
Rohm Company Limited	18,900	1,076,817
Samsung Electronics Company Limited	31,985	45,240,445
Sanken Electric Company Limited	24,000	182,711
Semtech Corporation †	148,500	3,852,090
Seoul Semiconductor Company Limited	9,698	366,931
Shindengen Electric Manufacturing Company Limited	9,000	46,503
Shinkawa Limited †	2,200	10,503
Shinko Electric Industries	12,800	104,739
Silicon Laboratories Incorporated †	86,265	3,892,277
Siliconware Precision Industries Company	700,471	1,121,296
Sino-American Silicon Products Incorporated †	122,000	231,912
Sino-Tech International Holdings Limited †	2,700,000	14,278
Skyworks Solutions Incorporated	116,900	5,062,939
Solarworld AG †«	26	679
STMicroelectronics NV	66,138	662,647

61

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Sumco Corporation	21,800	$170,460
SunEdison Incorporated †	554,200	10,912,198
Synaptics Incorporated †	76,300	5,194,504
Taiwan Semiconductor Manufacturing Company Limited	4,900,298	19,528,959
Teradyne Incorporated «	429,208	7,639,902
Texas Instruments Incorporated	144,600	6,793,308
Tokyo Electron Limited	35,300	2,119,734
Tokyo Seimitsu Company Limited	7,800	140,216
Transcend Information Incorporated	68,130	247,659
ULVAC Incorporated †	9,400	203,882
United Microelectronics Corporation	2,665,301	1,248,853
Vanguard International Semiconductor Corporation	191,000	296,193
Veeco Instruments Incorporated †	83,700	2,788,884
VIA Technologies Incorporated †	485	370
Windbond Electronics Corporation †	630,000	239,516
Xinyi Solar Holdings Limited †	149	40
		302,715,914

Software : 2.14%
ACI Worldwide Incorporated †	81,900	4,447,989
Activision Blizzard Incorporated	57,100	1,186,538
Ansys Incorporated †	54,945	4,035,710
Aspen Technology Incorporated †	197,502	8,490,611
Asseco Poland SA	17,110	230,656
Autodesk Incorporated †	133,798	7,007,001
AVEVA Group plc	4,997	187,538
CA Incorporated	212,500	6,096,625
Capcom Company Limited	7,500	126,793
Check Point Software Technologies Limited †	13,229	853,006
China Mobile Games ADR †	293	5,687
Citrix Systems Incorporated †	110,600	6,853,882
Colopl Incorporated †«	5,900	135,561
CommVault Systems Incorporated †	95,100	4,652,292
Compuware Corporation	475,200	4,704,480
Concur Technologies Incorporated †	29,320	2,503,048
Constellation Software Incorporated	1,591	359,490
Dassault Systemes SA	6,243	791,784
DTS Corporation	4,200	72,407
FactSet Research Systems Incorporated «	25,141	2,693,607
Fair Isaac Corporation	78,200	4,605,980
Financial Technologies Limited	3,146	13,992
Fortinet Incorporated †	85,100	1,912,197
Fuji Soft Incorporated	4,700	96,447
Gemalto NV «	6,728	730,492
Guidewire Software Incorporated †	143,744	5,429,211
GungHo Online Entertainment Incorporated «	66,800	440,303
I-Flex Solutions Limited †	4,122	197,426
IGG Incorporated	195,000	149,401
Informatica Corporation †	67,438	2,467,556
Intuit Incorporated	63,542	5,038,245
Konami Corporation	20,000	452,456
Micro Focus International plc	14,891	209,042
Micros Systems Incorporated †	47,729	2,549,683
Microsoft Corporation	1,004,871	41,139,419
NCsoft Corporation	3,519	581,211
NetSuite Incorporated †	18,800	1,513,212
Nexon Company Limited	26,600	233,338
NHN Entertainment Corporation †	3,574	259,940
Nice Systems Limited	6,731	261,564
Nintendo Company Limited	22,200	2,566,739
Nippon System Development Company Limited	7,300	93,796
Open Text Corporation	11,200	522,556
Oracle Corporation (Japan)	5,800	261,513
Progress Software Corporation †	109,200	2,371,824

62

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Software (continued)
Qlik Technologies Incorporated †	191,600	$4,159,636
Red Hat Incorporated †	112,352	5,631,082
Rovi Corporation †	224,189	5,418,648
Royalblue Group plc	2,334	90,569
Salesforce.com Incorporated †	132,268	6,961,265
SAP AG	84,470	6,466,559
ServiceNow Incorporated †	62,300	3,258,913
Software AG «	6,805	262,007
SolarWinds Incorporated †	135,700	5,304,513
Solera Holdings Incorporated	42,860	2,796,615
Splunk Incorporated †	49,900	2,088,814
Square Enix Company Limited	12,400	193,065
SS&C Technologies Holdings †	138,600	5,911,290
Symantec Corporation	82,300	1,809,777
Take-Two Interactive Software Incorporated †	208,240	4,295,991
Tecmo Koei Holdings Company Limited	8,000	96,660
Temenos Group AG	5,073	182,979
The Sage Group plc	119,600	821,540
TIBCO Software Incorporated †	95,100	2,045,601
TiVo Incorporated †	284,067	3,380,397
Trend Micro Incorporated	20,400	631,238
Tyler Technologies Incorporated †	61,524	4,806,870
Ubisoft Entertainment †	8,390	167,607
Ultimate Software Group Incorporated †	60,600	7,704,078
VMware Incorporated †	21,511	2,075,812
Vodone Limited †	1,400	146
Workday Incorporated Class A †	19,200	1,504,704
Xero Limited †«	14,012	380,745
		207,979,369

Technology Hardware, Storage & Peripherals : 2.27%
3D Systems Corporation †«	58,900	2,983,285
Acer Incorporated †	625,517	406,783
Advantech Company Limited	61,701	456,808
Apple Incorporated	204,288	129,314,304
ASUSTeK Computer Incorporated	185,601	2,048,788
BenQ Corporation †	171,392	59,159
Blackberry Limited †«	42,015	320,450
Brother Industries Limited	49,100	777,015
Canon Incorporated	224,500	7,361,306
Canon Incorporated ADR	7	231
Catcher Technology Company Limited	156,614	1,399,762
Chicony Electronics Company Limited	115,384	312,072
Clevo Company	125,978	237,373
Compal Electronic Incorporated	929,754	765,868
Diebold Incorporated	138,836	5,210,515
Eizo Nanao Corporation	3,500	90,732
Elitegroup Computer Systems	27,076	20,633
Foxconn Technology Company Limited	258,846	597,360
Gigabyte Technology Company Limited	100,000	172,083
Hewlett-Packard Company	252,415	8,455,903
HTC Corporation	165,691	884,113
Inventec Company Limited	871,583	813,871
Jess Link Products Company Limited	143	138
Konica Minolta Holdings Incorporated	102,000	877,721
Lenovo Group Limited	1,664,000	2,060,429
Lexmark International Incorporated	138,800	6,050,292
Lite-On Technology Corporation	527,884	855,586
Logitech International SA	18,355	240,839
Micro-Star International Company Limited	218	324
Mitac Holdings Corporation	183,065	160,259
NEC Corporation	500,149	1,542,699
Neopost SA	3,201	256,090
NetApp Incorporated	78,581	2,908,283

63

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Pegatron Corporation	375,150	$725,641
Quanta Computer Incorporated	713,766	1,920,959
Ricoh Company Limited	143,065	1,749,665
Riso Kagaku Corporation	3,700	99,478
Ritek Corporation †	159	24
SanDisk Corporation	134,000	12,948,420
Seagate Technology plc	214,007	11,498,596
Seiko Epson Corporation	29,500	1,024,386
Toshiba TEC Corporation	25,000	165,766
Wacom Company Limited «	32,000	166,287
Western Digital Corporation	136,500	11,991,525
Wincor Nixdorf AG	2,644	171,973
Wistron Corporation	522,548	444,381
		220,548,175

Materials : 5.61%
Chemicals : 2.69%
Adeka Corporation	19,600	226,420
Agrium Incorporated	14,300	1,284,006
Air Liquide SA	29,584	4,308,986
Air Products & Chemicals Incorporated	27,800	3,335,166
Air Water Incorporated	36,000	555,914
Airgas Incorporated	41,205	4,380,916
Akzo Nobel NV «	23,954	1,795,256
Alent plc	23,880	129,690
Alexandria Mineral Oils Company	1,424	15,498
Arkema SA	5,927	606,035
Asahi Kasei Corporation	256,000	1,911,198
Asahi Organic Chemicals Industry Company Limited	3,000	6,041
Asian Paints Limited	59,910	514,644
BASF SE	83,164	9,575,942
Batu Kawan Bhd	35,500	221,198
Cabot Corporation	134,700	7,617,285
Castrol India Limited	27,072	134,810
Celanese Corporation Class A	102,400	6,420,480
Cheil Industries Incorporated	10,629	691,791
Chemtura Corporation †	204,863	5,117,478
China Petrochemical Development Corporation	458,261	177,280
China Steel Chemical Corporation	35,000	212,436
Christian Hansen Holding AS	8,826	374,786
Chugoku Marine Paints Limited	12,000	82,986
Ciech SA	645	6,590
Clariant AG	25,999	537,109
Croda International plc	12,671	559,226
Cytec Industries Incorporated	75,275	7,478,571
Daicel Chemical Industries Limited	64,000	582,790
Dainichiseika Color & Chemicals Manufacturing Company Limited	15,000	67,043
Dainippon Ink & Chemicals Incorporated	166,000	443,536
Daiso Company Limited	20,000	67,780
DC Chemical Company Limited †	4,822	827,142
Denki Kagaku Kogyo Kabushiki Kaisha	92,000	333,477
Dow Chemical Company	160,344	8,357,129
DuluxGroup Limited	59,618	305,714
E.I. du Pont de Nemours & Company	122,391	8,482,920
Earth Chemical Company Limited	2,900	107,112
Ecolab Incorporated	63,838	6,970,471
EMS-Chemie Holdings AG	754	282,908
Eternal Chemical Company Limited	140,817	148,399
Filtrona plc	22,982	304,134
FMC Corporation	79,026	6,050,231
Formosa Chemicals & Fibre Corporation	869,495	2,084,897
Formosa Plastics Corporation	1,253,709	3,206,866
Frutarom Industries Limited	1,818	44,895

64

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Chemicals (continued)
Fufeng Group Limited	200	$75
Fujimori Kogyo Company Limited	3,100	98,360
Givaudan SA	717	1,175,384
Hanwha Chem Corporation	19,613	361,424
Hanwha Corporation (Korea)	11,460	304,417
Hitachi Chemical Company Limited	19,400	300,910
Honam Petrochemical Corporation	3,390	534,983
Huntsman Corporation	123,800	3,304,222
Hyosung Corporation	5,120	342,772
Incitec Pivot Limited	292,075	747,504
Indorama Ventures PCL	398,233	303,254
Ishihara Sangyo Kaisha Limited †	110,000	86,444
Israel Chemicals Limited	39,013	343,071
Johnson Matthey plc	19,624	1,056,546
JSR Corporation	39,100	656,404
K&S AG	16,172	562,144
KANEKA Corporation	60,000	374,263
Kansai Paint Company Limited	52,000	817,289
Kanto Denka Kogyo Company Limited †	6,000	13,910
Kemira Oyj	9,572	149,270
Kolon Industries Incorporated	3,691	251,445
Koninklijke DSM NV «	18,249	1,315,947
Korea Kumho Petrochemical Company	2,618	208,372
Kuraray Company Limited	67,000	803,605
Kureha Corporation	28,000	135,599
LANXESS AG «	8,492	603,797
Lee Chang Yung Chemical Industry Corporation	130,692	119,205
LG Chem Limited	11,338	2,889,512
Linde AG «	17,717	3,701,130
Lintec Corporation	9,300	171,474
LyondellBasell Industries NV Class A	56,000	5,575,920
Methanex Corporation «	12,000	688,370
Mexichem SAB de CV	177,979	711,418
Minerals Technologies Incorporated	76,684	4,754,408
Mitsubishi Chemical Holdings Corporation	289,200	1,196,004
Mitsubishi Gas Chemical Company Incorporated	85,000	496,807
Mitsui Chemicals Incorporated	193,000	479,656
Monsanto Company	121,608	14,817,935
Nan Ya Plastics Corporation	1,369,125	3,077,455
NewMarket Corporation	24,758	9,693,005
Nihon Nohyaku Company Limited	10,000	105,403
Nihon Parkerizing Company Limited	13,000	286,306
Nippon Chemical Industrial Company Limited †	4,000	5,069
Nippon Kayaku Company Limited	35,000	442,829
Nippon Paint Company Limited	43,000	685,550
Nippon Shokubai Company Limited	32,000	402,986
Nippon Soda Company Limited	28,000	143,026
Nippon Synthetic Chemical Industry Company Limited	7,000	50,540
Nippon Valqua Industries Limited	4,000	10,727
Nissan Chemical Industries Limited	33,000	498,242
Nitto Denko Corporation	31,700	1,461,688
NOF Corporation	39,000	301,120
Novozymes AS Class B	23,343	1,140,877
Nufarm Limited	40,981	163,616
Nuplex Industries Limited	34,891	103,697
OCI Materials Company Limited	682	24,266
Okamoto Industries Incorporated	14,000	47,721
Olin Corporation	176,000	4,796,000
Orica Limited	65,242	1,193,705
Oriental Union Chemical Corporation	186,626	190,451
Petkim Petrokimya Holding SA †	82,074	122,090
Petronas Chemicals Group Bhd	416,600	873,913
PolyOne Corporation	204,400	8,202,572
Potash Corporation of Saskatchewan	82,800	3,004,870
PPG Industries Incorporated	31,700	6,391,037

65

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Chemicals (continued)
Praxair Incorporated	68,902	$9,111,600
PTT Global Chemical pcl	356,623	746,812
RPM International Incorporated	91,018	3,920,145
Sakai Chemical Industry Company Limited	33,000	93,684
Samsung Fine Chemicals Company	4,271	162,852
Sanyo Chemical Industries Limited	13,000	84,794
Scotts Miracle-Gro Company	95,292	5,712,755
Sensient Technologies Corporation	112,190	6,148,012
Sherwin-Williams Company	19,700	4,030,817
Shikoku Chemicals Corporation	9,000	60,648
Shin-Etsu Chemical Company Limited	78,700	4,676,388
Shin-Etsu Polymer Company Limited	3,100	12,729
Showa Denko KK	267,000	340,963
Sidi Kerir Petrochemcials Company	9,866	22,532
Sigma-Aldrich Corporation	70,944	6,990,112
Sika AG	92	364,610
Sinopec Shanghai Petrochemical Company Limited	916,000	225,664
SK Chemicals Company Limited	3,812	225,312
SK Kaken Company Limited	2,000	131,238
SKC Company Limited	4,380	137,814
Solvay SA «	6,042	977,219
Stella Chemifa Corporation	600	7,591
Sumida Electric	3,100	92,269
Sumitomo Bakelite Company Limited	36,000	132,967
Sumitomo Chemical Company Limited	318,000	1,177,662
Symrise AG	9,598	520,266
Syngenta AG	8,855	3,406,530
Synthos SA	150,781	219,168
T. Hasegawa Company Limited	4,600	68,774
Taekwang Industrial Company Limited	176	220,474
Taiwan Fertilizer Company Limited	147,000	297,574
Taiyo Nippon Sanso Corporation «	61,000	533,900
Takasago International Corporation	13,000	61,680
Teijin Limited	177,000	401,640
Tenma Corporation	1,000	13,851
Tessenderlo Chemie NV Strip VVP †(a)	124	0
The Israel Corporation Limited †	200	116,406
Toagosei Company Limited	51,000	222,937
Tokai Carbon Company Limited	40,000	112,770
Tokuyama Corporation	66,000	191,257
Tokyo Ohka Kogyo Company Limited	9,000	197,593
Toray Industries Incorporated	319,000	2,030,570
Tosoh Corporation	116,000	551,513
Toyo Ink Manufacturing Company Limited	45,000	197,151
Toyobo Company Limited	171,000	278,841
TSRC Corporation	170,830	250,672
UBE Industries Limited Japan	191,000	313,330
Umicore SA «	12,219	587,635
Uralkali Sponsored GDR	89,041	1,980,548
USI Corporation	140,300	91,239
Valspar Corporation	50,300	3,755,398
Victrex plc	9,279	280,740
W.R. Grace & Company †	45,635	4,202,071
Wacker Chemie AG	1,172	138,497
Westlake Chemical Corporation	25,000	2,021,250
Yara International ASA	16,864	770,149
Yushiro Chemical Industry Company Limited	600	7,143
Zeon Corporation	41,000	377,377
		260,823,326

Construction Materials : 0.47%
Adelaide Brighton Limited	79,668	249,862
Ambuja Cements Limited	128,437	472,972
Anhui Conch Cement Company Limited «	341,000	1,227,133

66

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Construction Materials (continued)
Asia Cement Corporation	534,371	$695,909
Associated Cement Companies Limited	9,386	212,372
Boral Limited	150,970	744,651
Brickworks Limited	11,048	139,833
Buzzi Unicem SpA	3,462	60,217
Cemex SAB de CV †	3,069,057	3,957,917
China Resources Cement Holdings Limited	336,369	212,157
Ciments Francais SA	116	12,571
CRH plc	72,398	1,981,682
CSR Limited	81,856	261,295
Eagle Materials Incorporated	107,500	9,349,275
Fletcher Building Limited - Australia Exchange	8,657	66,064
Fletcher Building Limited - New Zealand Exchange	120,402	915,042
Goldsun Development & Construction Company Limited	424,675	149,416
Grasim Industries Limited	1,616	86,946
Grasim Industries Limited GDR	2,371	127,568
Heidelbergcement AG	13,467	1,159,829
Holcim Limited	21,927	1,923,357
Imerys SA	3,080	258,082
India Cements Limited	26,354	44,533
Italcementi SpA RSP	2,435	17,260
Italmobiliare SpA †	261	7,326
James Hardie Industries NV	75,959	1,013,005
Lafarge Malayan Cement Bhd	55,470	170,571
Lafarge SA	17,831	1,540,292
Martin Marietta Materials Incorporated «	28,789	3,535,289
Nuh Cimento Sanayi AS	6,665	32,413
PT Indocement Tunggal Prakarsa Tbk	408,500	792,507
PT Semen Gresik Persero Tbk	663,500	836,834
RHI AG	2,303	74,920
SA Des Ciments Vicat	887	75,630
Shree Cement Limited	2,671	309,683
Siam Cement PCL - Foreign Registration	31,300	396,613
Siam Cement PCL - Non-voting	36,100	459,634
Siam City Cement PCL	10,000	126,713
Suez Cement Company	4,510	22,789
Sumitomo Osaka Cement Company Limited	74,000	266,778
Taiheiyo Cement Corporation	234,000	882,672
Taiwan Cement Corporation	832,746	1,238,614
TCC International Holdings Limited	121,000	46,821
Texas Industries Incorporated †«	46,612	4,003,505
Titan Cement Company SA †	5,264	159,371
Ultra Tech Cement Limited	13,699	552,272
Ultratech Cement Limited GDR	1,352	54,506
Vulcan Materials Company	81,000	4,938,570
		45,863,271

Containers & Packaging : 0.38%
Amcor Limited	243,363	2,403,014
AptarGroup Incorporated	142,582	9,494,535
Avery Dennison Corporation	63,900	3,239,730
Bemis Company Incorporated	66,014	2,733,640
Cascades Incorporated	2,512	13,784
CCL Industries Incorporated	1,924	186,757
DS Smith plc	99,241	528,154
FP Corporation	6,600	208,114
Fuji Seal International Incorporated	4,300	129,253
Goodpack Limited	41,000	79,758
Huhtamaki Oyj	10,786	292,588
La Seda De Barcelona SA †(a)	482	0
Mayr-Melnhof Karton AG	610	75,161
MeadWestvaco Corporation	112,700	4,573,366
Nampak Limited	117,445	406,259
Nihon Yamamura Glass Company Limited	9,000	13,615

67

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Containers & Packaging (continued)
Orora Limited	238,838	$308,962
Owens-Illinois Incorporated †	106,400	3,535,672
Qualipak International Holdings Limited †	7,681	802
Rengo Company Limited	50,000	236,739
Rexam plc	75,461	672,282
Rock-Tenn Company Class A	45,100	4,556,453
Smurfit Kappa Group plc	16,584	400,135
Sonoco Products Company	64,839	2,738,799
Toyo Seikan Kaisha Limited	32,700	481,185
		37,308,757

Metals & Mining : 1.88%
Acerinox SA	7,510	128,887
African Minerals Limited †	22,055	39,464
African Rainbow Minerals Limited	22,497	395,160
Agnico Eagle Mines Limited	16,422	499,642
Aichi Steel Corporation	18,000	64,008
Alacer Gold Corporation	17,005	37,169
Alamos Gold Incorporated	9,312	76,691
Alcoa Incorporated	774,100	10,535,501
Alkane Resources Limited †	26,657	7,318
Allegheny Technologies Incorporated	69,700	2,862,579
Alumina Limited †	454,301	602,483
Anglo American Platinum Limited †	11,072	471,814
Anglo American plc	133,132	3,252,494
Anglogold Ashanti Limited	103,958	1,619,649
Antofagasta plc	33,519	443,015
ArcelorMittal	92,503	1,412,269
Arrium Limited	224,083	188,731
Asahi Holdings Incorporated	8,000	133,988
Assore Limited	7,325	235,318
Atlas Iron Limited	163,678	104,344
AuRico Gold Incorporated	30,195	104,428
B2Gold Corporation †	55,517	134,658
Barrick Gold Corporation «	93,600	1,519,284
Beadell Resources Limited †	130,759	80,316
Bekaert SA	3,186	120,605
BHP Billiton Limited	628,071	21,632,870
BHP Billiton plc	191,237	5,987,896
Bhushan Steel Limited	8,325	58,313
BlueScope Steel Limited †	113,681	617,856
Boliden AB	25,134	349,292
CAP SA	15,197	218,783
Carpenter Technology Corporation	115,300	7,205,097
Centerra Gold Incorporated	13,776	58,570
China Metal Recycling Holdings Limited †(a)	68,664	0
China Rare Earth Holdings Limited †	43	5
China Steel Corporation	3,118,969	2,558,791
Chubu Steel Plate Company Limited	2,600	11,008
Chung Hung Steel Corporation †	954	242
Cia Siderurgica Nacional SA	168,978	647,914
Cia Vale do Rio Doce	340,046	4,310,720
Cliffs Natural Resources Incorporated «	98,816	1,549,435
Coeur D’alene Mines Corporation †	225,900	1,545,156
Commercial Metals Company	255,734	4,539,279
Compania de Minas Buenaventura SA ADR	39,492	422,169
Compass Minerals International Incorporated	73,309	6,817,004
Daido Steel Company Limited	74,000	363,458
Delong Holdings Limited †	7,000	1,674
Detour Gold Corporation †	15,148	145,151
Dominion Diamond Corporation †	10,250	134,518
Dongkuk Steel Mill Company Limited	4,963	40,669
Dowa Mining Company Limited	61,000	538,694
Eastern Platinum Limited †	32,617	2,557

68

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
El Ezz Aldekhela Steel Alexandria	164	$16,014
El Ezz Steel Company †	15,612	37,554
Eldorado Gold Corporation	67,207	385,528
Energy Fuels Incorporated †	1,133	9,039
Eramet	866	111,013
Eregli Demir Ve Celik Fabrikalari Tas	398,233	592,394
Feng Hsin Iron & Steel Company	115,690	166,288
First Majestic Silver Corporation †	10,800	90,540
First Quantum Minerals Limited	56,722	1,196,378
Fortescue Metals Group Limited	304,444	1,249,489
Fosun International	246,500	290,918
Franco-Nevada Corporation	13,507	626,706
Freeport-McMoRan Copper & Gold Incorporated Class B	135,100	4,600,155
Fresnillo plc	15,690	211,974
G-Resources Group Limited †	6,447,000	163,816
Gerdau SA	32,565	158,442
Gindalbie Metals Limited †«	94,123	4,730
Glencore International plc	1,001,463	5,427,918
Gold Fields Limited	165,151	579,707
Goldcorp Incorporated	77,180	1,816,502
Golden Star Resources Limited †	13,559	6,628
Grupo Mexico SAB de CV	651,356	2,143,068
Hindalco Industries Limited	159,435	399,330
Hindalco Industries Limited GDR 144A	47,917	120,018
Hindustan Zinc Limited	43,032	114,298
Hitachi Metals Limited	39,000	551,670
Hudbay Minerals Incorporated	14,987	132,137
Hyundai Hysco Company Limited	2,309	164,088
Hyundai Steel Company	16,472	1,110,835
IAMGOLD Corporation	35,249	106,953
Iluka Resources Limited	79,595	644,453
Impala Platinum Holdings Limited	122,990	1,287,127
Independence Group NL	42,669	168,767
Indophil Resources NL †	152,574	20,589
Industrias Penoles SAB de CV	28,068	678,247
Intrepid Mines Limited †	100,257	26,125
JFE Holdings Incorporated	113,092	2,145,193
Jiangxi Copper Company Limited	314,000	520,029
Jindal Steel & Power Limited	77,705	391,550
JSW Steel Limited	25,023	512,995
KGHM Polska Miedz SA	30,789	1,176,171
Kingsgate Consolidated Limited †	23,656	16,291
Kinross Gold Corporation †	113,307	426,351
Kobe Steel Limited	648,000	897,525
Korea Zinc Company Limited	3,251	1,183,833
Koza Altin Isletmeleri AS	13,742	136,935
Kumba Iron Ore Limited	16,043	489,587
Kurimoto Limited	22,000	53,163
Kyoei Steel Limited	5,200	86,530
Labrador Iron Ore Royalty Company	2,785	72,123
Lonmin plc †	59,315	255,420
Lundin Mining Corporation †	45,155	236,957
Lynas Corporation Limited †«	320,009	41,694
Major Drilling Group International	4,509	35,056
Maruichi Steel Tube Limited	15,900	390,472
Mechel ADR †«	11,200	21,616
Medusa Mining Limited †	33,903	51,745
Melewar Industrial Group Bhd †	1	0
Mercator Minerals Limited †	33,385	3,079
Midas Holdings Limited	65,000	23,579
Mincor Resources NL	16,028	14,171
Minera Frisco SAB de CV †	130,377	250,988
Mineral Deposit Limited †	6,406	8,943
Mining & Metallurgical Company Norilsk Nickel ADR	187,999	3,603,941
Mirabela Nickel Limited †(a)	50,990	0

69

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Metals & Mining (continued)
Mitsubishi Materials Corporation	252,000	$769,862
Mitsubishi Steel Manufacturing Company Limited	27,000	53,310
Mitsui Mining & Smelting Company Limited	112,000	272,849
Mongolian Mining Corporation †	163,500	12,653
Murchison Metals Limited †	36,942	1,581
Mytilineos Holdings SA †	1,209	10,580
Nakayama Steel Works Limited †	14,000	9,627
Nakornthai Strip Mill plc †(a)	5,418,300	9,902
National Aluminum Company Limited	36,556	30,407
Neturen Company Limited	6,900	44,260
Nevsun Resources Limited	18,400	61,429
New Gold Incorporated †	45,386	243,192
Newcrest Mining Limited †	147,150	1,333,846
Newmont Mining Corporation	60,364	1,381,732
Nippon Denko Company Limited	10,000	27,210
Nippon Light Metal Holdings Company Limited	103,200	149,022
Nippon Steel Corporation	1,860,000	5,243,811
Nisshin Steel Holdings Company Limited	17,264	175,014
Nittetsu Mining Company Limited	12,000	47,505
NMDC Limited	207,319	596,450
Norddeutsche Affinerie AG	3,804	207,209
Norsk Hydro ASA	97,893	532,214
Northern Dynasty Minerals †	2,200	1,583
NovaCopper Incorporated †	2,136	2,068
NovaGold Resources Incorporated †	12,820	38,307
Novolipet Steel GDR Register Shares †	18,613	255,743
Nucor Corporation	38,100	1,929,003
Nyrstar Strip VVPR †(a)	3,073	0
Om Holdings Limited †	28,126	7,198
Osisko Mining Corporation †	39,159	291,444
Outokumpu Oyj †	208,720	73,491
OZ Minerals Limited	56,980	230,674
Pacific Metals Company Limited †	27,000	127,574
Pan American Silver Corporation	16,145	198,779
Pan Australian Resources Limited	81,991	167,871
Petropavlovsk plc	9,120	8,943
Philex Mining Corporation	24	5
Pilot Gold Incorporated †	4,936	5,645
Polyus Gold International Limited	110,465	343,937
POSCO	20,114	5,697,849
PT Aneka Tambang Tbk	74	8
PT International Nickel Indonesia Tbk	380,928	127,737
Randgold Resources Limited	8,613	629,024
Real Gold Mining Limited †(a)	41,000	0
Regis Resources Limited	88,984	128,774
Reliance Steel & Aluminum Company	49,200	3,539,940
Resolute Mining Limited †	139,174	77,066
Rio Tinto Limited	84,701	4,674,439
Rio Tinto plc	111,153	5,695,635
Royal Gold Incorporated	38,585	2,420,051
Sally Malay Mining Limited	21,272	12,868
Salzgitter AG «	2,771	118,437
Sandfire Resources NL †	24,651	135,813
Sanyo Special Steel Company Limited	26,000	104,715
Seabridge Gold Incorporated †«	2,100	14,680
Semafo Incorporated	21,405	70,475
Sesa Sterlite Limited	301,698	1,431,904
Sherritt International Corporation	27,940	119,305
Silver Standard Resources Incorporated †	5,023	32,752
Silver Wheaton Corporation	32,641	677,926
Silvercorp Metals Incorporated	13,691	22,097
Sims Group Limited †	28,188	253,412
Sociedad Minera Cerro Verde SA †	3,244	71,368
Sociedad Minera El Brocal SA †	3,920	12,757
Southern Copper Corporation	19,708	585,722

70

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Metals & Mining (continued)
SSAB Svenskt Stal AB Class A †	20,546	$196,802
SSAB Svenskt Stal AB Class B †	4,150	34,759
St. Barbara Limited †	67,401	8,782
Steel Authority of India Limited	105,948	156,887
Steel Dynamics Incorporated	142,500	2,460,975
Straits Resources Limited †	76,749	357
Sumitomo Metal Mining Company Limited	106,000	1,602,495
Sumitomo Titanium Corporation	3,700	74,654
Talvivaara Mining Company plc †«	152,775	17,723
Taseko Mines Limited †	8,732	19,327
Tata Steel Limited	48,920	393,330
Teck Cominco Incorporated Limited	45,708	1,018,871
Teranga Gold Corporation †	13,496	7,473
Thompson Creek Metals Company Incorporated †«	6,878	19,220
Thyssenkrupp AG †	36,326	1,090,877
Toho Titanium Company Limited †	7,700	51,888
Toho Zinc Company Limited	26,000	85,305
Tokyo Steel Manufacturing Company Limited	16,100	74,332
Ton Yi Industrial Corporation	243,350	254,018
Topy Industries Limited	36,000	65,776
Trans Hex Group Limited †	3,465	1,244
Tung Ho Steel Enterprise Corporation	217,962	184,994
Turquoise Hill Resources Limited †	57,728	205,506
Tycoons Worldwide Groups Thailand PCL †	54,500	5,213
United States Steel Corporation «	93,400	2,151,936
Vedanta Resources plc	10,041	185,138
Viohalco SA †	1,430	8,639
Voestalpine AG	9,874	456,891
Worthington Industries Incorporated	120,219	4,844,826
Yamana Gold Incorporated	67,881	506,463
Yamato Kogyo Company Limited	10,800	305,328
Yieh Phui Enterprise †	464,728	144,755
Yodogawa Steel Works Limited	31,000	123,330
Young Poong Corporation	239	292,366
Zhidao International Holding †	102,000	4,407
Zijin Mining Group Company Limited Class H	1,339,000	309,148
ZPH Stalprodukt SA	374	25,881
		182,222,911

Paper & Forest Products : 0.19%
Ahlstrom Oyj	1,791	19,141
Canfor Corporation †	8,208	181,147
China Sandi Holdings Limited †	181,900	10,793
Chuetsu Pulp & Paper Company Limited	4,000	6,837
Compania Manufacturera De Papeles y Cartones SA	293,519	643,195
Daio Paper Corporation «	22,000	260,845
Domtar Corporation	71,100	6,461,568
Fibria Celulose SA †	50,315	475,009
Gunns Limited †(a)	59,667	0
Hokuetsu Paper Mills Limited	29,500	143,733
Holmen AB Class B	6,246	227,365
International Paper Company	58,300	2,776,829
Mitsubishi Paper Mills Limited †	65,000	55,550
Mondi plc	33,273	597,320
Munksjo Oyj	989	8,884
Nippon Paper Industries Company Limited	22,300	456,515
OJI Paper Company Limited	192,000	809,116
Resolute Forest Products Incorporated †	211,415	3,164,883
Stora Enso Oyj	69,844	715,487
Tokushu Tokai Holdings Company Limited	24,000	50,923
UPM-Kymmene Oyj	55,974	985,045
West Fraser Timber Company Limited	6,150	282,459

71

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Paper & Forest Products (continued)
Yuen Foong Yu Paper Manufacturing Company Limited	433,565	$206,766
		18,539,410

Telecommunication Services : 2.49%
Diversified Telecommunication Services : 1.37%
AT&T Incorporated	696,898	24,718,972
BCE Incorporated «	24,500	1,126,146
Belgacom SA	15,466	512,410
Bell Aliant Incorporated «	11,577	304,933
Bezeq Israeli Telecommunication Corporation Limited	178,458	320,028
BT Group plc	688,824	4,583,785
Cable & Wireless Communication plc	241,619	214,651
CenturyLink Incorporated	74,771	2,816,624
China Telecom Corporation Limited	3,640,000	1,831,045
China Unicom Limited	1,183,688	1,771,040
Chorus Limited	60,850	88,099
Chunghwa Telecom Company Limited	985,602	3,155,452
Citic 1616 Holdings Limited	481	168
Colt Telecom Group SA †	85,344	200,275
Deutsche Telekom AG	279,410	4,694,318
Elisa Oyj	17,138	510,219
France Telecom SA «	201,914	3,375,807
Frontier Communications Corporation «	640,141	3,706,416
Hellenic Telecommunications Organization SA †	21,810	312,465
Hong Kong Telecommunications Trust & Hong Kong Trust Limited	360,478	392,888
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	72,808
Iliad SA	1,823	582,738
Inmarsat plc	40,614	497,984
KT Corporation	30,161	898,740
Level 3 Communications Incorporated †	99,844	4,358,191
LG Telecom Limited	51,939	488,233
Mahanagar Telephone Nigam Limited †	8,074	4,236
Manitoba Telecom Services Incorporated	5,945	176,820
Nippon Telegraph & Telephone Corporation	76,600	4,546,338
PCCW Limited	793,000	433,683
Portugal Telecom SGPS SA «	69,503	249,743
PT Telekomunikasi Indonesia Tbk	11,182,500	2,466,376
PT Xl Axiata Tbk	521,500	244,558
Rostelecom Sponsored ADR	8,973	127,892
Royal KPN NV †	274,617	1,014,847
Shin Satellite PCL	188,600	224,045
Singapore Telecommunications Limited	1,548,100	4,813,514
SK Broadband Company Limited †	33,822	121,338
Swisscom AG	2,129	1,268,366
TalkTalk Telecom Group plc	57,843	311,036
Tata Communications Limited	3,567	20,995
TDC AS	45,035	437,169
Telecom Corporation of New Zealand Limited	191,402	437,203
Telecom Egypt Company	36,313	69,474
Telecom Italia SpA †	885,010	1,099,032
Telecom Italia SpA RSP	592,709	565,970
Telecom Malaysia Bhd	396,800	763,219
Telefonica Brasil SA	6,724	115,553
Telefonica SA	366,744	6,154,102
Telekom Austria AG	23,473	228,236
Telekomunikacja Polska SA	132,850	457,583
Telenor ASA	70,077	1,661,104
Teliasonera AB	206,312	1,528,226
Telstra Corporation Limited	833,616	4,142,797
Telus Corporation †	19,486	735,914
Time Warner Telecom Incorporated †	90,771	2,976,381
Tiscali SpA †	588	56
True Corporation PCL †	489,562	105,875

72

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Diversified Telecommunication Services (continued)
TT&T PCL †(a)	270,800	$0
Turk Telekomunikasyon AS	117,421	339,823
Verizon Communications Incorporated	557,637	27,859,545
Vivendi SA	113,848	2,985,892
Windstream Holdings Incorporated «	380,335	3,639,806
		133,861,182

Wireless Telecommunication Services : 1.12%
Advanced Info Service PCL - Foreign Register	241,600	1,685,239
America Movil SAB de CV Class A	22,794	22,605
America Movil SAB de CV Class L	12,095,236	11,693,990
Bharti Airtel Limited	350,594	2,041,621
Cellcom Israel Limited	6,225	81,529
China Mobile Limited	1,364,500	13,349,412
Digi.com Bhd	598,500	1,009,608
Empresa Nacional de Telecomunicaciones SA	22,604	283,866
Far Eastone Telecommunications Company Limited	361,722	821,506
Freenet AG	9,566	297,049
Global Telecom Holding †	313,006	230,256
Globe Telecom Incorporated	8,330	321,739
Idea Cellular Limited	166,212	387,753
Intouch Holdings PCL	137,100	306,940
KDDI Corporation	107,100	6,368,137
Maxis Bhd	514,200	1,051,445
MegaFon OAO	22,517	676,186
Millicom International Cellular SA	6,159	568,778
Mobile Telesystems ADR	125,100	2,313,099
Mobilone Limited	94,400	266,424
MTN Group Limited	408,128	8,601,748
NTT DoCoMo Incorporated	273,400	4,538,762
Okinawa Cellular Telephone Company	2,400	61,273
Orascom Telecom Media & Technology Holding SAE †	313,006	55,594
Partner Communications Company Limited †	5,768	48,880
Philippine Long Distance Telephone Company	25,625	1,651,526
PT Indonesian Satellite Corporation Tbk	241,500	81,707
Reliance Communications Limited	99,697	230,388
Reliance Communications Limited GDR 144A	32,828	75,862
Rogers Communications Incorporated «	35,000	1,414,461
SBA Communications Corporation Class A †	76,113	7,725,470
Sistema JSFC Sponsored GDR	37,703	1,080,191
Sistema JSFC Sponsored GDR - London Exchanges	9,273	265,671
SK Telecom Company Limited	10,256	2,206,618
SmarTone Telecommunications Holding Limited	52,289	59,958
SoftBank Corporation	188,045	13,567,687
Sprint Corporation †	113,174	1,080,812
StarHub Limited	109,000	364,984
Taiwan Mobile Company Limited	434,202	1,432,111
Tata Teleservices Maharashtra Limited †	30,393	5,658
Tele2 AB Class B	29,579	349,847
Telephone & Data Systems Incorporated	221,659	6,142,171
Tim Participacoes SA	177,415	962,981
TM International SDN Bhd	889,150	1,917,775
Total Access Group Incorporated	81,100	298,906
Turkcell Iletisim Hizmetleri AS †	179,299	1,124,145
VimpelCom Limited ADR «	49,963	418,190
Vodacom Group Proprietary Limited	70,753	857,843
Vodafone Group plc	2,345,938	8,238,081
		108,636,482

73

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Utilities : 4.02%
Electric Utilities : 1.68%
Acciona SA	2,541	$204,882
ALLETE Incorporated	80,232	3,985,123
American Electric Power Company Incorporated	64,098	3,419,628
CEZ AS	37,756	1,105,127
Cheung Kong Infrastructure Holdings Limited	104,000	709,614
Chubu Electric Power Company Incorporated †	139,500	1,675,918
Cleco Corporation	132,626	6,900,531
CLP Holdings Limited	370,000	3,044,777
Companhia Energetica de Minas Gerais	22,649	161,757
Companhia General de Electricidad SA	82,344	352,192
Contact Energy Limited	63,825	295,374
CPFL Energia SA	47,500	385,886
Duke Energy Corporation	93,550	6,649,534
Edison International	39,968	2,203,836
El Paso Electric Company	92,100	3,509,931
Electricite de France SA «	26,434	928,043
Emera Incorporated «	12,523	393,026
Endesa SA	7,520	286,871
Enea SA	23,564	124,268
Enel SpA	620,103	3,509,658
Energias de Portugal SA	245,535	1,161,413
Enersis SA	4,350,024	1,417,178
Entergy Corporation	114,339	8,623,447
EVN AG	581	7,944
Exelon Corporation	113,371	4,175,454
FirstEnergy Corporation	50,146	1,695,938
Fortis Incorporated (Canada)	18,274	548,405
Fortum Oyj «	40,768	994,199
Great Plains Energy Incorporated	108,346	2,757,406
Hawaiian Electric Industries Incorporated «	218,484	5,254,540
Hokkaido Electric Power Company Incorporated †	37,200	272,971
Hokuriku Electric Power Company	36,400	467,694
Iberdrola SA	491,465	3,536,616
IDACORP Incorporated	110,163	6,040,237
Infratil Limited	115,574	239,952
ITC Holdings Corporation	98,136	3,591,778
Japan Wind Development Company Limited †	1,200	7,426
Kansai Electric Power Company Incorporated †	155,000	1,429,715
Korea Electric Power Corporation	66,574	2,551,503
Kyushu Electric Power Company Incorporated †	91,000	1,001,179
Manila Electric Company	51,050	297,515
Nextera Energy Incorporated	56,611	5,511,647
Northeast Utilities	211,584	9,605,914
OGE Energy Corporation	127,196	4,671,909
Pepco Holdings Incorporated	159,488	4,417,818
Pinnacle West Capital Corporation	69,904	3,874,080
PNM Resources Incorporated	174,837	4,975,861
Polska Grupa Energetyczna SA	151,828	1,048,401
Portland General Electric Company	165,853	5,484,759
Power Assets Holdings Limited	249,105	2,168,799
Power Grid Corporation of India Limited	231,455	477,873
PPL Corporation	83,366	2,925,313
Public Power Corporation SA	10,093	151,341
Red Electrica Corporation SA	10,670	915,450
Reliance Energy Limited	32,954	385,253
Romande Energie Holding SA	7	8,989
Scottish & Southern Energy plc	91,779	2,393,748
Shikoku Electric Power Company Incorporated †	39,900	513,448
SP AusNet	315,014	404,571
Spark Infrastructure Group	222,795	373,219
Tata Power Company Limited	384,258	675,004
Tauron Polska Energia SA	210,484	370,469
Tenaga Nasional Bhd	587,437	2,204,946

74

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Shares	Value
Electric Utilities (continued)
Terna SpA «	126,682	$672,441
The Chugoku Electric Power Company Incorporated	58,500	776,935
The Okinawa Electric Power Company Incorporated	2,600	84,155
The Southern Company	115,238	5,045,120
Tohoku Electric Power Company Incorporated	96,600	1,025,782
Tokyo Electric Power Company Incorporated †	157,300	638,162
Trustpower Limited	3,817	22,688
UIL Holdings Corporation	126,100	4,661,917
UNS Energy Corporation	90,852	5,502,906
Westar Energy Incorporated	87,113	3,140,424
Xcel Energy Incorporated	72,738	2,237,421
		163,285,249

Gas Utilities : 0.72%
AGL Resources Incorporated	75,869	4,049,887
APA Group	152,734	993,572
Atmos Energy Corporation	216,046	10,823,905
Aygaz AS	12,972	57,209
China Gas Holdings Limited	654,000	1,057,812
China Resources Gas Group Limited	210,000	643,304
Enagas SA	21,486	632,342
Envestra Limited	159,835	203,044
Gail India Limited	63,415	405,452
Gas Natural SDG SA	33,541	966,779
Hanjin Heavy Industries & Construction Holdings Company Limited	2,009	21,169
Hong Kong & China Gas Company Limited	1,093,444	2,643,012
Korea Gas Corporation †	5,695	325,445
National Fuel Gas Company	53,600	4,020,000
New Jersey Resources Corporation	93,400	5,137,934
Northwest Natural Gas Company	58,936	2,668,033
ONE Gas Incorporated	118,661	4,346,552
Osaka Gas Company Limited	387,000	1,539,637
Petronas Gas Bhd	91,700	699,237
Piedmont Natural Gas Company «	166,590	5,962,256
PT Perusahaan Gas Negara Persero Tbk	2,360,000	1,096,617
Questar Corporation	112,303	2,703,133
Rubis SCA	4,552	312,921
Saibu Gas Company Limited	65,000	160,904
Shizuoka Gas Company Limited	11,500	70,265
Snam Rete Gas SpA «	157,963	927,199
Southwest Gas Corporation	101,607	5,320,143
Superior Plus Corporation «	9,992	123,760
Toho Gas Company Limited	93,000	465,914
Tokyo Gas Company Limited	463,000	2,619,725
Towngas China Company Limited	127,000	146,117
UGI Corporation	78,239	3,807,892
WGL Holdings Incorporated	113,455	4,600,600
Xinao Gas Holdings Limited	136,000	962,163
		70,513,934

Independent Power & Renewable Electricity Producers : 0.26%
Aboitiz Power Corporation	386,100	317,669
Adani Power Limited †	93,197	94,948
AES Gener SA	472,711	250,362
Babcock & Brown Wind Partners †	70,286	13,082
China Longyuan Power Group	771,000	857,225
China Renewable Energy Investment Limited †	15,871	645
China Resources Power Holdings Company	464,600	1,219,485
Colbun SA	1,637,920	405,724
Datang International Power Generation Company Limited	804,000	312,144
Drax Group plc	35,738	376,796
Dynegy Incorporated †	226,300	7,626,310

75

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Shares	Value
Independent Power & Renewable Electricity Producers (continued)
EDP Renovaveis SA	9,632	$66,398
Electric Power Development Company	27,200	806,916
Electricity Generating PCL	29,800	119,363
Empresa Nacional de Electricidad SA (Chile)	742,709	1,096,274
Enel Green Power SpA	152,321	427,316
Etrion Corporation †	2,567	1,592
Glow Energy PCL	31,600	76,762
Huaneng Power International Incorporated	748,000	790,166
Indiabulls Infrastructure & Power Limited †	128,891	13,524
Neyveli Lignite Corporation Limited	4,901	7,867
NHPC Limited	186,049	78,085
NRG Energy Incorporated	219,789	7,833,280
NTPC Limited	479,483	1,302,370
PNOC Energy Development Corporation	1,562,250	213,513
Ratchaburi Electricity Generating Holding PCL ADR	20,700	33,418
Reliance Power Limited †	138,060	221,144
Sechilienne SA	480	12,792
Tractebel Energia SA	31,629	468,724
Transalta Corporation «	24,700	296,136
		25,340,030

Multi-Utilities : 1.23%
ACEA SpA	1,765	25,070
AEM SpA «	134,739	161,445
AGL Energy Limited	103,294	1,480,410
Alliant Energy Corporation	71,118	4,146,179
Ameren Corporation	155,006	6,099,486
ATCO Limited	8,258	393,974
Avista Corporation	131,420	4,114,760
Black Hills Corporation	97,042	5,596,412
Canadian Utilities Limited Class A	11,598	419,830
Canadian Utilities Limited Class B	516	18,621
CenterPoint Energy Incorporated	274,910	6,630,829
Centrica plc	497,567	2,798,975
CMS Energy Corporation	177,621	5,284,225
Consolidated Edison Incorporated	35,115	1,931,676
Dominion Resources Incorporated	75,486	5,205,515
DTE Energy Company	118,974	9,056,301
Duet Group	249,327	559,207
E.ON SE	187,516	3,651,424
GDF Suez	147,526	4,119,535
Hera SpA	43,571	124,727
Integrys Energy Group Incorporated	50,732	2,941,949
Just Energy Group Incorporated «	8,403	46,963
MDU Resources Group Incorporated	121,103	4,102,970
National Grid plc	348,392	5,197,370
NiSource Incorporated	200,183	7,480,839
Northwestern Corporation	85,431	4,100,688
PG&E Corporation	59,065	2,709,312
Public Service Enterprise Group Incorporated	72,602	2,828,574
RWE AG	45,697	1,834,495
SCANA Corporation	89,457	4,651,764
Sempra Energy	29,909	3,001,368
Suez Environnement Company SA	28,095	564,508
TECO Energy Incorporated	144,064	2,487,985
Vector Limited	28,886	62,548
Vectren Corporation	180,737	7,207,792
Veolia Environnement SA «	45,364	866,968
Wisconsin Energy Corporation	146,726	6,678,968
YTL Corporation Bhd	985,009	499,709
YTL Power International Bhd †	429,768	201,976
		119,285,347

76

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name		Shares	Value
Water Utilities : 0.13%
Aguas Andinas SA Class A		613,482	$399,170
American Water Works Company Incorporated		113,978	5,540,471
Aqua America Incorporated		112,812	2,863,169
Companhia de Saneamento Basico do Estado de Sao Paulo		77,100	749,559
Guangdong Investment Limited		564,000	625,620
Hyflux Limited		81,500	76,997
Pennon Group plc		35,570	467,440
Puncak Niaga Holdings Bhd		13,700	12,749
Severn Trent plc		25,380	837,225
United Utilities Group plc		65,169	948,170
			12,520,570

Total Common Stocks (Cost $6,812,799,266)			9,381,467,097

Investment Companies : 0.02%
Grupo BTG Pactual			1,091,193
Macquarie Korea Infrastructure Fund			443,502
Australian Infrastructure Fund			490
Total Investment Companies (Cost $1,791,984)			1,535,185

	Dividend yield
Preferred Stocks : 0.62%
Consumer Discretionary : 0.09%
Automobiles : 0.08%
Bayerische Motoren Werke AG ±	3.72%	4,593	443,025
Hyundai Motor Company ±	1.32	9,019	1,334,904
Hyundai Motor Company ±	1.34	5,939	838,283
Porsche AG «±	2.56	14,496	1,548,213
Volkswagen AG ±	2.09	13,751	3,655,212
			7,819,637

Media : 0.00%
Zee Entertainment Enterprises Limited	6.00	2,153,319	27,695

Multiline Retail : 0.01%
Lojas Americanas SA ±	1.13	122,250	725,216

Consumer Staples : 0.03%
Beverages : 0.00%
ITO EN Limited ±	2.87	4,600	78,444

Food & Staples Retailing : 0.01%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ±	1.03	22,278	1,012,320

Household Products : 0.02%
Henkel AG & Company KGaA ±	1.45	17,027	1,966,613

Energy : 0.10%
Oil, Gas & Consumable Fuels : 0.10%
Petroleo Brasileiro SA ±	8.73	1,054,458	7,855,601

77

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name	Dividend yield	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Surgutneftegaz SP ADR «±	9.60%	269,016	$1,926,155
			9,781,756

Financials : 0.21%
Banks : 0.21%
Banco Bradesco SA ±	3.16	549,200	7,650,999
Banco Itau Holding Financeira SA ±	2.94	581,930	9,065,463
Investimentos Itau SA ±	3.25	914,359	3,485,527
Shinkin Central Bank ±	3.42	138	256,479
			20,458,468

Capital Markets : 0.00%
Hyundai Securities Company Limited ±	8.80	6,105	36,204

Insurance : 0.00%
Unipol Gruppo Finanziario SpA ±	4.41	185	1,044

Health Care : 0.00%
Life Sciences Tools & Services : 0.00%
Valneva SE †	0.00	612	467

Industrials : 0.00%
Aerospace & Defense : 0.00%
Rolls-Royce Holdings plc Class C †(a)		24,026,066	40,272

Information Technology : 0.07%
Semiconductors & Semiconductor Equipment : 0.07%
Samsung Electronics Company Limited ±	1.25	5,961	6,468,170

Materials : 0.10%
Chemicals : 0.02%
Braskem SA ±	4.23	30,900	201,927
Fuchs Petrolub AG ±	1.02	3,216	304,680
LG Chem Limited ±	2.39	1,978	317,969
Sociedad Quimica y Minera de Chile SA Class B ±	3.45	23,458	711,416
			1,535,992

Metals & Mining : 0.08%
Gerdau SA ±	2.58	263,802	1,569,647
Metalurgica Gerdau SA ±	2.75	24,537	178,636
Vale SA ±	7.56	550,530	6,300,758
			8,049,041

Telecommunication Services : 0.01%
Diversified Telecommunication Services : 0.01%
Telef Brasil Preference ±	7.27	65,756	1,313,476

Utilities : 0.01%
Electric Utilities : 0.01%
Companhia Energetica de Minas Gerais ±	5.78	167,349	1,163,817

78

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Dividend yield		Shares	Value
Multi-Utilities : 0.00%
RWE AG ±	4.46%		3,735	$115,854

Total Preferred Stocks (Cost $67,101,616)				60,594,486

		Expiration date
Rights : 0.00%
Financials : 0.00%
Banks : 0.00%
Banca Piccolo Credito Valtellinese Scarl †		6-1-2014	9,849	6,713
Banco Espirito Santo SA †«(a)		6-1-2014	196,685	36,740
BS Financial Group Incorporated †(a)		6-1-2014	8,503	16,370
				59,823

Health Care : 0.00%
Biotechnology : 0.00%
Intercell AG †(a)		6-1-2014	1,885	0

Industrials : 0.00%
Construction & Engineering : 0.00%
GS Engineering & Construction Corporation †(a)		6-1-2014	2,893	19,645

Transportation Infrastructure : 0.00%
Abertis Infraestructuras SA †			38,086	41,741
China Merchants Holdings International Company Limited †(a)			61,107	0
				41,741

Materials : 0.00%
Metals & Mining : 0.00%
Dongkuk Steel Mill Company Limited †(a)		6-1-2014	1,770	2,978

Total Rights (Cost $60,547)				124,187

Warrants : 0.00%
Consumer Discretionary : 0.00%
Automobiles : 0.00%
Peugeot SA †«		4-29-2017	32,389	63,445

Media : 0.00%
Seat Pagine Gialle SpA †(a)		8-31-2014	259	0
Yellow Media Limited †		12-20-2014	128	708
				708

Consumer Staples : 0.00%
Food Products : 0.00%
Kulim Malaysia Bhd †		2-27-2016	8,450	2,406

Energy : 0.00%
Energy Equipment & Services : 0.00%
KNM Group Bhd †		11-15-2017	44,637	4,932

79

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Diversified Stock Portfolio

Security name			Expiration date	Shares	Value
Oil, Gas & Consumable Fuels : 0.00%
Maurel et Prom SA †			12-31-2015	3,641	$506
Financials : 0.00%
Real Estate Management & Development : 0.00%
Africa Israel Investments Limited †(a)			3-31-2015	92	0
Real Estate Management & Development (continued)
Land & Houses PCL †			5-5-2017	76,140	13,567
Sinarmas Land Limited †			11-18-2015	42,500	12,876
Sun Hung Kai Properties Limited †			4-22-2016	24,189	29,796
					56,239

Industrials : 0.00%
Construction & Engineering : 0.00%
Malaysian Resources Corporation Bhd †			9-16-2018	88,483	6,059
Power Line Engineering PCL †			10-20-2015	122,200	1,489
					7,548

Marine : 0.00%
Thoresen Thai Agencies PCL †			2-28-2017	13,094	2,273

Materials : 0.00%
Metals & Mining : 0.00%
Kinross Gold Corporation †			9-17-2014	1,456	13

Utilities : 0.00%
Water Utilities : 0.00%
Puncak Niaga Holdings Bhd †			7-20-2018	1,370	895

Total Warrants (Cost $140,398)					138,965

		Yield
Short-Term Investments : 5.49%
Investment Companies : 5.49%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)		0.07%		211,551,690	211,551,690
Wells Fargo Securities Lending Cash Investments, LLC (l)(r)(u)(v)		0.10		321,486,046	321,486,046
Total Short-Term Investments (Cost $533,037,736)					533,037,736

Total investments in securities (Cost $7,414,931,547)*	102.68%				9,976,897,656
Other assets and liabilities, net	(2.68)				(260,407,612)

Total net assets	100.00%				$9,716,490,044

†	Non-income-earning security
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(l)	Represents an affiliate of the Fund under Sections 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as amended

80

Wells Fargo Advantage Diversified Stock Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

±	Variable rate investment. The interest rate shown is the rate in effect at period end.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940, as amended.
(v)	Security represents investment of cash collateral received from securities on loan.
*	Cost for federal income tax purposes is $7,480,955,383 and unrealized gains (losses) consists of:

Gross unrealized gains	$2,853,777,772
Gross unrealized losses	(357,835,499)

Net unrealized losses	$2,495,942,273

81

Wells Fargo Advantage Diversified Stock Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolio’s Valuation Procedures.

The values of securities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolio are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On May 31, 2014, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies will be converted to U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Common stocks
Consumer discretionary	$1,222,795,948	$5,845	$0	$1,222,801,793
Consumer staples	663,544,251	75,099	2,075	663,621,425
Energy	714,539,398	4,105,176	0	718,644,574
Financials	2,051,785,960	0	251	2,051,786,211
Health care	901,915,522	0	0	901,915,522
Industrials	1,228,115,332	17,846	7,623	1,228,140,801
Information technology	1,416,356,302	0	0	1,416,356,302
Materials	542,572,394	2,175,379	9,902	544,757,675
Telecommunication services	242,293,910	203,754	0	242,497,664
Utilities	390,945,130	0	0	390,945,130

Investment companies	1,535,185	0	0	1,535,185
Preferred stocks
Consumer discretionary	8,572,548	0	0	8,572,548
Consumer staples	3,057,377	0	0	3,057,377
Energy	9,781,756	0	0	9,781,756
Financials	20,495,716	0	0	20,495,716
Health care	467	0	0	467
Industrials	0	40,272	0	40,272
Information technology	6,468,170	0	0	6,468,170
Materials	9,585,033	0	0	9,585,033
Telecommunication services	1,313,476	0	0	1,313,476
Utilities	1,279,671	0	0	1,279,671
Rights
Financials	0	59,823	0	59,823
Health care	0	0	0	0
Industrials	0	61,386	0	61,386
Materials	0	2,978	0	2,978
Warrants
Consumer discretionary	0	64,153	0	64,153
Consumer staples	0	2,406	0	2,406
Energy	0	5,438	0	5,438
Financials	0	56,239	0	56,239
Industrials	0	9,821	0	9,821
Materials	0	13	0	13
Utilities	0	895	0	895
Short-term investments
Investment companies	211,551,690	321,486,046	0	533,037,736

	9,648,505,236	328,372,569	19,851	9,976,897,656
Futures contracts	80,720	0	0	80,720

Total assets	$9,648,585,956	$328,372,569	$19,851	$9,976,978,376

Liabilities
Futures contracts	$687,000	$0	$0	$687,000

Total liabilities	$687,000	$0	$0	$687,000

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

Derivative transactions

As of May 31, 2014, the Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At May 31, 2014, the Portfolio had long futures contracts outstanding as follows:

Expiration Date	Counterparty	Contracts	Type	Contract value at May 31, 2014	Unrealized gains (losses)
6-20-2014	UBS	362 Long	MSCI EAFE Index	$35,452,470	$1,659,211
6-20-2014	UBS	540 Long	MSCI Emerging Markets Index	27,664,200	2,152,600

6-20-2014	UBS	320 Long	Russell 2000 Index	36,262,400	(1,220,770)
6-20-2014	UBS	368 Long	S&P 500 E-Mini Index	35,355,600	1,175,752
6-20-2014	UBS	254 Long	S&P Midcap 400 Index	34,970,720	192,855

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit : 37.43%
Abbey National Treasury Services plc	0.10%	6-2-2014	$14,000,000	$14,000,000
Abbey National Treasury Services plc ±	0.30	3-4-2015	5,000,000	4,999,250
Australia & New Zealand Banking Group	0.08	6-2-2014	5,000,000	5,000,000
Banco Del Estado De Chile	0.23	9-5-2014	2,000,000	2,000,000
Banco Del Estado De Chile ±	0.29	12-10-2014	2,000,000	2,000,220
Bank of Montreal	0.17	6-5-2014	2,000,000	2,000,020
Bank of Montreal	0.17	6-6-2014	2,000,000	2,000,020
Bank of Montreal	0.17	7-2-2014	2,000,000	2,000,020
Bank of Montreal	0.17	6-10-2014	3,000,000	3,000,060
Bank of Montreal	0.18	6-16-2014	3,000,000	3,000,120
Bank of Montreal	0.18	8-26-2014	4,000,000	3,999,920
Bank of Nova Scotia ±	0.24	12-17-2014	2,000,000	2,000,380
Bank of Nova Scotia ±	0.24	6-29-2015	3,000,000	2,999,382
Bank of Nova Scotia	0.24	2-19-2015	1,000,000	1,001,410
Bank of Nova Scotia ±	0.25	3-4-2015	3,000,000	3,000,060
Bank of Tokyo-Mitsubishi LLC	0.07	6-2-2014	11,000,000	11,000,000
Bank of Tokyo-Mitsubishi LLC	0.11	6-3-2014	6,000,000	5,999,940
Bank of Tokyo-Mitsubishi LLC	0.18	8-6-2014	1,000,000	1,000,000
BNP Paribas (New York)	0.25	7-24-2014	1,000,000	1,000,180
BNP Paribas SA	0.25	6-2-2014	2,000,000	2,000,020
China Construction Bank Corporation	0.25	6-2-2014	9,000,000	9,000,000
China Construction Bank Corporation ±	0.40	3-25-2015	4,000,000	4,000,000
Citibank (New York)	0.16	6-24-2014	1,000,000	1,000,080
Cooperatieve Centrale ±	0.28	4-13-2015	2,000,000	1,999,660
Cooperatieve Centrale ±	0.28	2-27-2015	2,000,000	2,000,140
Credit Agricole	0.08	6-2-2014	11,000,000	11,000,000
Credit Industriel & Commercial (New York)	0.10	6-2-2014	13,000,000	13,000,000
Credit Industriel & Commercial (New York)	0.12	6-5-2014	6,000,000	6,000,000
DG Bank (New York)	0.16	6-9-2014	4,000,000	4,000,000
DG Bank (New York)	0.20	8-8-2014	3,000,000	2,999,820
JPMorgan Chase Bank NA ±	0.23	6-11-2014	1,000,000	1,000,017
KBC Bank NV Brussels	0.14	6-2-2014	19,000,000	19,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-29-2014	4,000,000	4,000,120
Mitsubishi UFJ Trust & Banking Corporation	0.21	8-15-2014	4,000,000	3,999,920
Mitsubishi UFJ Trust & Banking Corporation	0.21	7-2-2014	2,000,000	2,000,040
Mizuho Bank Limited	0.15	6-20-2014	2,000,000	1,999,980
Mizuho Bank Limited	0.15	6-26-2014	2,000,000	1,999,980
Mizuho Bank Limited	0.15	6-4-2014	3,000,000	3,000,000
Mizuho Bank Limited	0.15	6-6-2014	6,000,000	6,000,000
National Bank of Kuwait	0.13	6-2-2014	7,000,000	7,000,000
Nordea Bank plc	0.18	6-26-2014	4,000,000	4,000,200
Norinchukin Bank	0.21	7-23-2014	2,000,000	2,000,060
Norinchukin Bank	0.21	7-2-2014	3,000,000	3,000,090
Norinchukin Bank	0.21	6-6-2014	2,000,000	2,000,020
Norinchukin Bank	0.21	7-7-2014	2,000,000	2,000,060
Royal Bank of Canada ±	0.25	10-17-2014	2,000,000	2,000,460
Royal Bank of Canada ±	0.26	6-24-2014	2,000,000	2,000,180
Skandinaviska Enskilda Banken AG	0.19	6-27-2014	1,000,000	1,000,090
Skandinaviska Enskilda Banken AG	0.19	7-7-2014	2,000,000	2,000,140
Skandinaviska Enskilda Banken AG	0.25	8-27-2014	2,000,000	2,000,340
Societe Generale	0.10	6-2-2014	12,000,000	12,000,000
Societe Generale ±	0.27	10-31-2014	2,000,000	1,999,860
Societe Generale ±	0.36	9-12-2014	2,000,000	2,000,180
Standard Chartered Bank	0.17	6-2-2014	2,000,000	2,000,000
Standard Chartered Bank	0.23	6-3-2014	1,000,000	1,000,010
Standard Chartered Bank	0.23	6-10-2014	2,000,000	2,000,060
Standard Chartered Bank	0.23	6-18-2014	2,000,000	2,000,120
State Street Bank & Trust Company	0.17	7-9-2014	2,000,000	2,000,180
State Street Bank & Trust Company	0.17	7-11-2014	1,000,000	1,000,090
Sumitomo Mitsui Banking Corporation	0.21	6-12-2014	1,000,000	1,000,010
Sumitomo Mitsui Banking Corporation ±	0.21	6-19-2014	2,000,000	2,000,040
Sumitomo Trust & Banking Company	0.14	6-6-2014	1,000,000	999,990
Swedbank	0.08	6-2-2014	13,000,000	13,000,000

1

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Certificates of Deposit (continued)
Swedbank ±	0.24%	8-15-2014	$5,000,000	$5,000,300
Toronto-Dominion Bank	0.16	8-13-2014	4,000,000	4,000,320
Toronto-Dominion Bank ±	0.21	12-19-2014	2,000,000	2,000,120
Toronto-Dominion Bank ±	0.22	2-6-2015	4,000,000	3,999,480
Toronto-Dominion Bank ±	0.23	4-15-2015	3,000,000	2,999,490
Westpac Banking Corporation ±	0.23	2-18-2015	2,000,000	2,000,040
Total Certificates of Deposit (Cost $264,001,376)				264,002,689

Commercial Paper : 50.47%
Anglesea Funding LLC 144A±(p)	0.30	9-17-2014	1,000,000	999,940
Anglesea Funding LLC 144A±(p)	0.30	8-14-2014	2,000,000	1,999,920
Antalis US Funding Corporation 144A(z)(p)	0.26	6-10-2014	1,000,000	999,960
Antalis US Funding Corporation 144A(z)(p)	0.26	7-9-2014	1,000,000	999,820
Antalis US Funding Corporation 144A(z)(p)	0.26	7-11-2014	1,000,000	999,810
ANZ New Zealand International Limited 144A±	0.23	9-16-2014	1,000,000	1,000,120
Atlantic Asset Securitization LLC 144A	0.00	6-2-2014	1,000,000	999,992
Australia & New Zealand Banking Group 144A±	0.23	11-18-2014	1,000,000	1,000,160
Banco de Credito e Inversiones 144A(z)	0.42	7-29-2014	3,000,000	2,998,410
Banco Del Estado De Chile 144A(z)	0.27	9-3-2014	1,000,000	999,467
Banco Santander Chile 144A(z)	0.30	7-25-2014	1,000,000	999,740
Banco Santander Chile 144A(z)	0.30	7-31-2014	1,000,000	999,710
Banco Santander Chile 144A(z)	0.34	8-19-2014	1,000,000	999,590
Banco Santander Chile 144A(z)	0.34	8-27-2014	1,000,000	999,530
Bank of Nova Scotia (z)	0.20	6-25-2014	3,000,000	2,999,850
Barclays Bank plc 144A(z)	0.20	6-30-2014	2,000,000	1,999,800
Bedford Row Funding Corporation 144A±	0.25	1-9-2015	1,000,000	1,000,070
Bedford Row Funding Corporation 144A±	0.25	4-24-2015	2,000,000	1,999,620
Bennington Stark Capital Company LLC 144A±	0.37	11-3-2014	1,000,000	999,920
BNP Paribas Finance Incorporated (z)	0.07	6-2-2014	5,000,000	4,999,958
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	7-11-2014	2,000,000	1,999,660
Caisse Centrale Desjardins du Quebec 144A(z)	0.17	7-14-2014	1,000,000	999,810
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	6-12-2014	2,000,000	1,999,920
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	7-31-2014	1,000,000	999,710
Caisse Centrale Desjardins du Quebec 144A±	0.25	10-23-2014	2,000,000	1,999,860
Caisse Des Depots et Consignations 144A(z)	0.11	6-16-2014	3,000,000	2,999,880
Caisse Des Depots et Consignations 144A(z)	0.16	8-18-2014	4,000,000	3,998,640
Caisse Des Depots et Consignations 144A(z)	0.17	6-5-2014	5,000,000	4,999,950
Caisse Des Depots et Consignations 144A(z)	0.17	6-13-2014	4,000,000	3,999,880
CDP Financial Incorporated 144A(z)	0.15	6-3-2014	2,000,000	1,999,980
CDP Financial Incorporated 144A(z)	0.15	6-10-2014	1,000,000	999,970
CDP Financial Incorporated 144A(z)	0.15	6-17-2014	2,000,000	1,999,900
CDP Financial Incorporated 144A(z)	0.15	6-19-2014	4,000,000	3,999,760
China International Marine Containers Group (z)	0.35	6-10-2014	4,000,000	3,999,880
China Shipping Container Lines (z)	0.35	6-10-2014	2,000,000	1,999,940
China Shipping Container Lines (z)	0.35	6-11-2014	1,000,000	999,960
China Shipping Container Lines (z)	0.35	6-12-2014	1,000,000	999,960
CNPC Finance 144A(z)	0.37	6-27-2014	2,000,000	1,999,800
CNPC Finance 144A(z)	0.38	6-3-2014	2,000,000	1,999,980
CNPC Finance 144A(z)	0.38	6-4-2014	1,000,000	999,990
CNPC Finance 144A(z)	0.38	6-10-2014	1,000,000	999,970
CNPC Finance 144A(z)	0.38	6-17-2014	3,000,000	2,999,820
CNPC Finance 144A(z)	0.38	6-23-2014	1,000,000	999,920
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	1,000,000	997,030
Commonwealth Bank of Australia 144A±	0.23	5-20-2015	2,000,000	1,999,620
Commonwealth Bank of Australia 144A±	0.23	5-22-2015	2,000,000	1,999,620
Concord Minutemen Capital Company 144A(z)(p)	0.21	6-4-2014	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.21	6-11-2014	1,000,000	999,940
Concord Minutemen Capital Company 144A(z)(p)	0.21	7-7-2014	1,000,000	999,770
Concord Minutemen Capital Company 144A(z)(p)	0.21	7-8-2014	4,000,000	3,999,040
Concord Minutemen Capital Company 144A(z)(p)	0.21	7-10-2014	2,000,000	1,999,500
Concord Minutemen Capital Company 144A(z)(p)	0.21	7-18-2014	2,000,000	1,999,360
Concord Minutemen Capital Company 144A(z)(p)	0.23	6-12-2014	1,000,000	999,940
Concord Minutemen Capital Company 144A(z)(p)	0.23	7-15-2014	2,000,000	1,999,400
CPPIB Capital Incorporated 144A(z)	0.14	6-3-2014	2,000,000	1,999,980

2

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
CPPIB Capital Incorporated 144A(z)	0.14%	8-21-2014	$3,000,000	$2,998,800
Crown Point Capital Company 144A(z)(p)	0.19	6-3-2014	1,000,000	999,990
Crown Point Capital Company 144A(z)(p)	0.21	6-11-2014	1,000,000	999,960
Crown Point Capital Company 144A(z)(p)	0.21	7-7-2014	1,000,000	999,830
Crown Point Capital Company 144A(z)(p)	0.21	7-9-2014	1,000,000	999,820
Crown Point Capital Company 144A(z)(p)	0.21	7-14-2014	1,000,000	999,790
Crown Point Capital Company 144A(z)(p)	0.21	7-17-2014	1,000,000	999,770
Crown Point Capital Company 144A(z)(p)	0.21	7-18-2014	1,000,000	999,760
Crown Point Capital Company 144A(z)(p)	0.22	7-15-2014	4,000,000	3,999,120
Crown Point Capital Company 144A(z)(p)	0.23	6-12-2014	1,000,000	999,950
Dexia Credit Local SA (z)	0.25	7-9-2014	5,000,000	4,999,000
Erste Abwicklungsanstalt 144A(z)	0.17	6-17-2014	1,000,000	999,930
Fortis Funding LLC 144A(z)	0.07	6-2-2014	5,000,000	4,999,958
Gemini Securitization Corporation 144A(z)	0.10	6-2-2014	1,000,000	999,991
Gotham Funding Corporation 144A(z)(p)	0.14	6-2-2014	3,000,000	2,999,970
Gotham Funding Corporation 144A(z)(p)	0.16	6-3-2014	2,000,000	1,999,980
Gotham Funding Corporation 144A(z)(p)	0.16	6-5-2014	2,000,000	1,999,960
Gotham Funding Corporation 144A(z)(p)	0.16	6-9-2014	1,000,000	999,970
Gotham Funding Corporation 144A(z)(p)	0.16	6-11-2014	2,000,000	1,999,920
Gotham Funding Corporation 144A(z)(p)	0.16	6-17-2014	1,000,000	999,930
Gotham Funding Corporation 144A(z)(p)	0.16	6-18-2014	2,000,000	1,999,860
Gotham Funding Corporation 144A(z)(p)	0.16	6-23-2014	1,000,000	999,900
Gotham Funding Corporation 144A(z)(p)	0.18	6-10-2014	2,000,000	1,999,920
Hannover Funding Company LLC 144A(z)(p)	0.16	6-11-2014	1,000,000	999,960
Hannover Funding Company LLC 144A(z)(p)	0.16	6-12-2014	1,000,000	999,950
Hannover Funding Company LLC 144A(z)(p)	0.16	6-19-2014	1,000,000	999,920
Hannover Funding Company LLC 144A(z)(p)	0.20	8-18-2014	1,000,000	999,570
Hannover Funding Company LLC 144A(z)(p)	0.20	8-19-2014	2,000,000	1,999,120
HSBC Bank plc 144A±	0.24	10-2-2014	2,000,000	2,000,200
ING (U.S.) Funding LLC (z)	0.15	6-2-2014	1,000,000	999,990
Institutional Secured Funding LLC 144A(z)(p)	0.28	6-6-2014	1,000,000	999,980
Institutional Secured Funding LLC 144A(z)(p)	0.33	6-24-2014	2,000,000	1,999,820
JPMorgan Securities Incorporated ±	0.21	6-20-2014	1,000,000	1,000,060
JPMorgan Securities Incorporated 144A±	0.34	9-10-2014	2,000,000	2,000,600
Kells Funding LLC 144A±(p)	0.22	2-5-2015	1,000,000	999,960
Kells Funding LLC 144A±(p)	0.23	10-10-2014	1,000,000	1,000,120
Kells Funding LLC 144A±(p)	0.23	10-20-2014	1,000,000	1,000,140
Kells Funding LLC 144A±(p)	0.23	5-15-2015	3,000,000	2,999,430
Kells Funding LLC 144A±(p)	0.23	12-11-2014	1,000,000	1,000,010
Kells Funding LLC 144A±(p)	0.23	12-12-2014	2,000,000	2,000,020
Kells Funding LLC 144A±(p)	0.24	10-28-2014	2,000,000	2,000,280
Kells Funding LLC 144A±(p)	0.24	10-8-2014	1,000,000	1,000,120
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	7-7-2014	2,000,000	1,999,660
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	7-9-2014	1,000,000	999,820
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	7-10-2014	1,000,000	999,810
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	7-14-2014	1,000,000	999,790
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	7-15-2014	1,000,000	999,780
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	7-17-2014	1,000,000	999,770
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	7-22-2014	1,000,000	999,740
Lexington Parker Capital Company LLC 144A(z)(p)	0.23	8-1-2014	4,000,000	3,998,720
Liberty Street Funding LLC 144A(z)(p)	0.14	6-19-2014	2,000,000	1,999,840
Liberty Street Funding LLC 144A(z)(p)	0.14	6-25-2014	1,000,000	999,895
Liberty Street Funding LLC 144A(z)(p)	0.14	6-26-2014	1,000,000	999,890
Liberty Street Funding LLC 144A(z)(p)	0.15	6-2-2014	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.15	6-3-2014	3,000,000	2,999,970
Liberty Street Funding LLC 144A(z)(p)	0.15	6-5-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	6-13-2014	1,000,000	999,950
Liberty Street Funding LLC 144A(z)(p)	0.18	8-14-2014	1,000,000	999,600
Liberty Street Funding LLC 144A(z)(p)	0.18	8-25-2014	1,000,000	999,520
Liberty Street Funding LLC 144A(z)(p)	0.18	8-28-2014	1,000,000	999,500
Liberty Street Funding LLC 144A(z)(p)	0.19	6-11-2014	1,000,000	999,960
Liberty Street Funding LLC 144A(z)(p)	0.19	7-10-2014	1,000,000	999,810
Liberty Street Funding LLC 144A(z)(p)	0.20	7-1-2014	1,000,000	999,860

3

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
LMA Americas LLC 144A(z)	0.10%	6-2-2014	$1,000,000	$999,991
LMA Americas LLC 144A(z)	0.26	7-1-2014	2,000,000	1,999,720
LMA Americas LLC 144A(z)	0.26	7-7-2014	1,000,000	999,830
LMA Americas LLC 144A(z)	0.26	7-8-2014	1,000,000	999,820
Macquarie Bank Limited 144A(z)	0.19	6-10-2014	4,000,000	3,999,880
Macquarie Bank Limited 144A(z)	0.19	6-12-2014	2,000,000	1,999,920
Macquarie Bank Limited 144A(z)	0.20	6-18-2014	2,000,000	1,999,880
Macquarie Bank Limited 144A(z)	0.20	6-11-2014	4,000,000	3,999,840
Macquarie Bank Limited 144A(z)	0.23	6-13-2014	1,000,000	999,960
Manhattan Asset Funding Company LLC 144A(z)	0.18	6-18-2014	2,000,000	1,999,860
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-6-2014	1,000,000	999,980
Manhattan Asset Funding Company LLC (z)	0.19	6-12-2014	2,000,000	1,999,900
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-20-2014	1,000,000	999,920
Manhattan Asset Funding Company LLC 144A(z)	0.19	7-2-2014	2,000,000	1,999,720
Manhattan Asset Funding Company LLC 144A(z)	0.19	6-10-2014	1,000,000	999,960
Manhattan Asset Funding Company LLC 144A(z)	0.19	7-21-2014	1,000,000	999,747
Matchpoint Master Trust 144A(z)	0.10	6-2-2014	1,000,000	999,990
Mitsubishi UFJ Trust & Banking Corporation (z)	0.21	8-8-2014	2,000,000	1,999,220
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	8-12-2014	1,000,000	999,580
Mizuho Bank Limited	0.15	6-20-2014	1,000,000	1,000,018
Mountcliff Funding LLC 144A(z)	0.15	6-3-2014	3,000,000	2,999,970
Mountcliff Funding LLC 144A±	0.34	6-27-2014	2,000,000	2,000,000
Natexis Banques Populaire (z)	0.25	7-31-2014	2,000,000	1,999,420
National Australia Bank Limited	0.15	6-30-2014	1,000,000	1,000,090
National Australia Funding Incorporated 144A±	0.22	3-10-2015	2,000,000	1,999,700
Nationwide Building Society 144A(z)	0.22	6-9-2014	1,000,000	999,970
Nederlandse Waterschapsbank NV 144A±	0.19	6-23-2014	3,000,000	3,000,090
Nederlandse Waterschapsbank NV 144A±	0.21	12-23-2014	1,000,000	999,950
Nederlandse Waterschapsbank NV 144A±	0.23	10-29-2014	2,000,000	2,000,160
Nederlandse Waterschapsbank NV 144A±	0.25	10-27-2014	2,000,000	2,000,100
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	7-9-2014	3,000,000	2,999,520
Nordea Bank AB 144A(z)	0.22	8-26-2014	1,000,000	999,680
Northern Pines Funding LLC 144A(z)	0.23	6-26-2014	1,000,000	999,900
NRW Bank 144A	0.00	7-3-2014	3,000,000	2,999,702
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-8-2014	1,000,000	999,860
Oversea-Chinese Banking Corporation Limited (z)	0.20	7-28-2014	2,000,000	1,999,500
Regency Markets No. 1 LLC 144A(z)(p)	0.14	6-12-2014	2,000,000	1,999,900
Regency Markets No. 1 LLC 144A(z)(p)	0.14	6-16-2014	2,000,000	1,999,860
Regency Markets No. 1 LLC 144A(z)(p)	0.14	6-20-2014	7,000,000	6,999,440
Rhein-Main Security Limited 144A(z)	0.23	6-10-2014	1,000,000	999,960
Rhein-Main Security Limited 144A(z)	0.23	6-12-2014	1,000,000	999,950
Rhein-Main Security Limited 144A(z)	0.25	6-16-2014	1,000,000	999,930
Ridgefield Funding Company LLC 144A(z)(p)	0.21	6-11-2014	1,000,000	999,960
Ridgefield Funding Company LLC 144A(z)(p)	0.21	7-16-2014	2,000,000	1,999,500
Ridgefield Funding Company LLC 144A±(p)	0.24	2-17-2015	1,000,000	999,860
Salisbury Receivables Company LLC 144A(z)	0.21	6-9-2014	1,000,000	999,970
Scaldis Capital LLC 144A(z)	0.10	6-2-2014	1,000,000	999,990
Scaldis Capital LLC 144A(z)	0.15	6-16-2014	1,000,000	999,940
Scaldis Capital LLC 144A(z)	0.17	6-11-2014	5,000,000	4,999,800
Sinochem Company Limited (z)	0.15	6-26-2014	2,000,000	1,999,860
Sinochem Company Limited (z)	0.17	6-30-2014	2,000,000	1,999,820
Skandinaviska Enskilda Banken AG 144A(z)	0.16	6-13-2014	1,000,000	999,980
Standard Chartered Bank 144A(z)	0.23	7-21-2014	2,000,000	1,999,600
Sumitomo Mitsui Banking Corporation 144A(z)	0.20	7-2-2014	3,000,000	2,999,490
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-2-2014	4,000,000	3,999,960
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	6-3-2014	3,000,000	2,999,970
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	8-5-2014	2,000,000	1,999,260
Sumitomo Trust & Banking Company 144A(z)	0.14	6-26-2014	5,000,000	4,999,350
Sumitomo Trust & Banking Company 144A(z)	0.14	6-27-2014	3,000,000	2,999,580
Suncorp Group Limited 144A(z)	0.26	6-18-2014	3,000,000	2,999,820
Suncorp Group Limited 144A(z)	0.27	6-5-2014	1,000,000	999,980
Suncorp Group Limited 144A(z)	0.27	8-20-2014	1,000,000	999,580
Thunder Bay Funding LLC 144A(z)	0.23	9-3-2014	1,000,000	999,440
Toyota Motor Credit Corporation ±	0.19	6-9-2014	2,000,000	2,000,020
Toyota Motor Credit Corporation ±	0.20	9-10-2014	5,000,000	5,000,000

4

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Commercial Paper (continued)
United Overseas Bank Limited 144A(z)	0.19%	7-7-2014	$1,000,000	$999,880
United Overseas Bank Limited 144A(z)	0.21	10-10-2014	2,000,000	1,998,380
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	1,000,000	998,755
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	1,000,000	998,720
United Overseas Bank Limited 144A(z)	0.24	7-9-2014	1,000,000	999,870
Victory Receivables 144A(z)(p)	0.16	6-3-2014	2,000,000	1,999,980
Victory Receivables 144A(z)(p)	0.16	6-4-2014	1,000,000	999,980
Victory Receivables 144A(z)(p)	0.16	6-6-2014	2,000,000	1,999,960
Victory Receivables 144A(z)(p)	0.16	6-10-2014	2,000,000	1,999,920
Victory Receivables 144A(z)(p)	0.16	6-13-2014	1,000,000	999,950
Victory Receivables 144A(z)(p)	0.16	6-23-2014	1,000,000	999,900
Victory Receivables 144A(z)(p)	0.16	6-24-2014	2,000,000	1,999,800
Victory Receivables 144A(z)(p)	0.16	6-26-2014	1,000,000	999,890
Westpac Banking Corporation 144A±	0.22	8-1-2014	3,000,000	3,000,450
Westpac Securities NZ Limited 144A±	0.23	8-20-2014	1,000,000	1,000,050
Westpac Securities NZ Limited 144A±	0.24	9-4-2014	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.17	6-6-2014	3,000,000	2,999,940
Total Commercial Paper (Cost $355,951,845)				355,957,434

Corporate Bonds and Notes : 0.69%
Consumer Discretionary : 0.14%
Diversified Consumer Services : 0.14%
Smithsonian Institution ±§	0.09	9-1-2018	1,000,000	1,000,000

Financials : 0.22%
Diversified Financial Services : 0.22%
GBG LLC Custody Receipts 144A±§	0.11	9-1-2027	179,000	179,000
LTF Real Estate LLC 144A±§	0.23	6-1-2033	365,000	365,000
Overseas Private Investment Corporation ±§(i)	0.11	7-9-2026	1,000,000	1,000,000
				1,544,000

Health Care : 0.33%
Health Care Providers & Services : 0.33%
ACTS Retirement Life Communities Incorporated ±§	0.10	11-15-2029	333,000	333,000
Keep Memory Alive ±§	0.11	5-1-2037	1,000,000	1,000,000
Providence Health & Services ±§	0.12	10-1-2042	990,000	990,000
				2,323,000

Total Corporate Bonds and Notes (Cost $4,867,000)				4,867,000

Municipal Obligations : 5.06%
Alabama : 0.14%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series C (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144Aø	0.08	11-15-2046	1,000,000	1,000,000

California : 0.63%
California Affordable Housing Class A PFOTER Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144Aø	0.56	3-31-2016	2,500,000	2,500,000
Oakland Alameda County CA (Miscellaneous Revenue)	0.16	6-10-2014	1,000,000	1,000,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC) ø	0.09	12-1-2033	900,000	900,000
				4,400,000

5

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name	Interest rate	Maturity date	Principal	Value
Colorado : 0.31%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12%	10-1-2033	$925,000	$925,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.09	5-1-2050	240,000	240,000
Southern Ute Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144Aø	0.05	4-1-2040	1,000,000	1,000,000
				2,165,000

Georgia : 0.14%
Municipal Electric Authority of Georgia (Utilities Revenue)	0.15	6-2-2014	1,000,000	1,000,000

Illinois : 0.47%
Cook County IL Various Projects Series D (Tax Revenue, Barclays Bank plc SPA) ø	0.12	11-1-2030	1,000,000	1,000,000
JPMorgan Chase Putters/Drivers (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.12	4-1-2016	900,000	900,000
Puttable Floating Option Taxable Notes Series TNP-1008 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.35	12-1-2038	1,435,000	1,435,000
				3,335,000

Maine : 0.29%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000
				2,000,000

Maryland : 0.52%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	940,000	940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.10	7-1-2045	2,000,000	2,000,000
Maryland CDA Series G (Housing Revenue, State Street Bank & Trust Company SPA) ø	0.08	9-1-2040	500,000	500,000
Maryland Health & HEFAR Series D (Miscellaneous Revenue, Bank of America NA LOC) ø	0.08	1-1-2029	230,000	230,000
				3,670,000

Massachusetts : 0.14%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.20	10-1-2033	980,000	980,000

Michigan : 0.51%
Michigan Finance Authority Series 2014 A (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.09	9-1-2053	1,000,000	1,000,000
Michigan Higher Education Student Loan Royal Bank of Canada Municipal Products Incorporated Series L-28 (Education Revenue, Royal Bank of Canada LOC) 144Aø	0.10	9-1-2033	1,000,000	1,000,000
Puttable Floating Option Taxable Notes Series TNP-1005 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.47	10-1-2046	1,580,000	1,580,000
				3,580,000

New York : 0.49%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.12	10-1-2031	600,000	600,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	11-1-2039	1,470,000	1,470,000
Puttable Floating Option Taxable Notes Series TNP-39 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	7-27-2014	400,000	400,000

6

Wells Fargo Advantage Short-Term Investment Portfolio	Portfolio of investments — May 31, 2014 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
New York (continued)
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.13%	11-1-2034	$1,000,000	$1,000,000
				3,470,000

North Dakota : 0.14%
North Dakota HFA Home Mortgage Finance Program Series A (Housing Revenue, FHLB SPA) ø	0.09	7-1-2037	1,000,000	1,000,000

Ohio : 0.12%
Ohio HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	189,000	189,000
Ohio HFA Residential Mortgage Backed Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA) ø	0.08	9-1-2038	680,000	680,000
				869,000

Oregon : 0.14%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	5-1-2035	1,000,000	1,000,000

Pennsylvania : 0.14%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144Aø	0.11	8-1-2030	996,000	996,000

South Carolina : 0.29%
South Carolina Public Service Authority (Miscellaneous Revenue, Citibank NA LIQ) 144Aø	0.13	1-1-2050	1,000,000	1,000,000
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	6-2-2014	1,000,000	1,000,000
				2,000,000

Texas : 0.45%
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase & Company LOC) ø	0.08	12-1-2032	1,825,000	1,825,000
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20	2-1-2035	1,000,000	1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.36	12-15-2026	365,803	365,803
				3,190,803

Wisconsin : 0.14%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.12	1-1-2042	1,000,000	1,000,000

Total Municipal Obligations (Cost $35,655,803)				35,655,803

Repurchase Agreements ^^: 6.18%
BNP Paribas Securities Corporation, dated 5-30-2014, maturity value $3,000,023 (1)	0.09	6-2-2014	3,000,000	3,000,000
Credit Agricole SA, dated 5-30-2014, maturity value $31,589,333 (2)	0.08	6-2-2014	31,589,122	31,589,122
GX Clarke & Company, dated 5-30-2014, maturity value $2,000,030 (3)	0.18	6-2-2014	2,000,000	2,000,000
RBS Securities Incorporated, dated 5-30-2014, maturity value $7,000,047 (4)	0.08	6-2-2014	7,000,000	7,000,000
Total Repurchase Agreements (Cost $43,589,122)				43,589,122

U.S. Treasury Securities : 0.71%
U.S. Treasury Note	0.13	6-30-2014	1,000,000	1,000,117

7

Portfolio of investments — May 31, 2014 (unaudited)	Wells Fargo Advantage Short-Term Investment Portfolio

Security name		Interest rate	Maturity date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note		0.14%	6-15-2014	$1,000,000	$1,000,195
U.S. Treasury Note		0.15	6-30-2014	1,000,000	1,001,953
U.S. Treasury Note		0.16	8-31-2014	2,000,000	2,011,250
Total U.S. Treasury Securities (Cost $5,013,050)					5,013,515

Total investments in securities (Cost $709,078,196)*	100.54%				709,085,563
Other assets and liabilities, net	(0.54)				(3,774,469)

Total net assets	100.00%				$705,311,094

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended
(p)	Asset-backed commercial paper
(z)	Zero coupon security. The rate represents the current yield to maturity.
§	Security is subject to a demand feature which reduces the effective maturity.
(i)	Illiquid security
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The interest rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 0.23% to 5.00%, 7-2-2015 to 12-1-2043, fair value including accrued interest is $3,078,311.

(2)	U.S. government security, 2.50%, 2-1-2028, fair value including accrued interest is $32,536,796.

(3)	U.S. government securities, 0.00% to 11.25%, 6-1-2014 to 5-15-2044, fair value including accrued interest is $2,040,003.

(4)	U.S. government securities, 0.63% to 3.25%, 10-15-2016 to 3-31-2021, fair value including accrued interest is $7,140,089.

*	Cost for federal income tax purposes is $709,078,196 and unrealized gains (losses) consists of:

Gross unrealized gains	$15,731
Gross unrealized losses	(8,364)

Net unrealized gains	$7,367

8

Wells Fargo Advantage Short-Term Investment Portfolio (the “Portfolio”)

Notes to Portfolio of investments – May 31, 2014 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, prices will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2014, the inputs used in valuing investments in securities were as follows:

Assets	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments in :
Certificates of deposit	$0	$264,002,689	$0	$264,002,689
Commercial paper	0	355,957,434	0	355,957,434
Corporate bonds and notes	0	4,867,000	0	4,867,000
Municipal obligations	0	35,655,803	0	35,655,803
Repurchase agreements	0	43,589,122	0	43,589,122
U.S. Treasury securities	5,013,515	0	0	5,013,515

	$5,013,515	$704,072,048	$0	$709,085,563

Transfers in and transfers out are recognized at the end of the reporting period. For the three months ended May 31, 2014, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SKK — Slovakian koruna

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

STRIPS — Separate trading of registered interest and principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 28, 2014

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	July 28, 2014